UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Portfolio of Investments	July 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 93.0%

Consumer Discretionary — 7.4%
405,400	Johnson Controls, Inc.	$14,979,530
430,275	Walt Disney Co. (The)	16,617,221
137,600	Whirlpool Corp.	9,526,047

		41,122,798

Consumer Staples — 10.0%
553,050	Archer-Daniels-Midland Co.	16,801,659
584,450	Kraft Foods, Inc. - Class A	20,093,391
307,075	Procter & Gamble Co. (The)	18,882,042

		55,777,092

Diversified Financials — 11.6%
335,900	American Express Co.	16,808,436
445,350	JPMorgan Chase & Co.	18,014,408
870,700	Morgan Stanley	19,373,075
555,000	TD Ameritrade Holding Corp.	10,189,800

		64,385,719

Energy — 9.1%
284,950	Devon Energy Corp.	22,425,565
189,000	National Oilwell Varco, Inc.	15,227,730
135,100	Occidental Petroleum Corp.	13,264,118

		50,917,413

Health Care — 9.8%
994,200	Pfizer, Inc.	19,128,408
330,800	St. Jude Medical, Inc.	15,382,200
427,650	Teva Pharmaceutical Industries Ltd. - ADR	19,945,596

		54,456,204

Industrials — 12.5%
1,324,900	General Electric Co.	23,728,959
356,950	Honeywell International, Inc.	18,954,045
85,500	Precision Castparts Corp.	13,797,990
198,800	Stanley Black & Decker, Inc.	13,075,076

		69,556,070

Information Technology — 18.2%
76,300	Apple, Inc.(b)	29,793,624
39,295	Google, Inc. - Class A(b)	23,721,999
55,800	Mastercard, Inc. - Class A	16,921,350
797,700	Microsoft Corp.	21,856,980
168,300	QUALCOMM, Inc.	9,219,473

		101,513,426

Insurance — 7.1%
302,950	ACE Ltd.	20,291,591
470,000	MetLife, Inc.	19,368,700

		39,660,291

Materials — 7.3%
450,600	Ecolab, Inc.	22,530,000

Shares		Value

Materials (continued)
620,650	International Paper Co.	$18,433,305

		40,963,305

Total Common Stocks (Cost $480,563,363)		518,352,318

INVESTMENT COMPANY — 5.2%
29,262,300	SEI Daily Income Trust Government II Fund, Class A, 0.02%(c)	29,262,300

Total Investment Company (Cost $29,262,300)		29,262,300

TOTAL INVESTMENTS — 98.2% (Cost $509,825,663)(a)		547,614,618

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		9,827,842

NET ASSETS — 100.0%		$557,442,460

(a)	Cost for federal income tax purposes is $510,124,630 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$55,425,356
Unrealized depreciation	(17,935,368)

Net unrealized appreciation	$37,489,988

(b)	Non-income producing security.

(c)	Rate shown represents current yield at July 31, 2011.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Consumer Discretionary	7.4%
Consumer Staples	10.0%
Diversified Financials	11.6%
Energy	9.1%
Health Care	9.8%
Industrials	12.5%
Information Technology	18.2%
Insurance	7.1%
Materials	7.3%
Other*	7.0%

100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Portfolio of Investments	July 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 89.2%

AUSTRALIA — 2.2%
1,429,762	BHP Billiton Ltd.	$65,059,848

BRAZIL — 1.8%
2,632,884	Itau Unibanco Holding SA - ADR	53,631,847

FRANCE — 17.6%
2,091,047	Accor SA	92,452,677
775,161	Air Liquide SA	106,872,285
1,167,606	Cap Gemini SA	57,672,294
2,261,793	Carrefour SA	66,949,645
976,157	Compagnie Generale des Etablissements Michelin - Class B	82,279,176
2,012,128	Total SA	109,230,962

		515,457,039

GERMANY — 4.1%
532,224	Siemens AG.	68,353,854
1,170,516	ThyssenKrupp AG.	51,887,258

		120,241,112

HONG KONG — 2.2%
14,372,000	China Resources Enterprise Ltd.	62,420,812

JAPAN — 16.1%
5,440,355	Asahi Glass Co. Ltd.	63,106,281
25,165	Japan Tobacco, Inc.	114,408,651
2,638,113	JFE Holdings, Inc.	71,962,555
58,848	NTT DoCoMo, Inc.	108,163,824
2,104,400	Shin-Etsu Chemical Co. Ltd.	113,851,088

		471,492,399

LUXEMBOURG — 1.4%
915,320	Tenaris SA ADR	40,457,143

NORWAY — 3.5%
7,002,234	DnB Nor ASA	102,218,597

SPAIN — 0.3%
2,261,793	Distribuidora Internacional de Alimentacion SA(b)	9,587,449

SWEDEN — 2.6%
4,652,640	Volvo AB - Class B	75,357,475

SWITZERLAND — 12.9%
4,692,654	ABB Ltd.(b)	113,165,076
1,488,610	Adecco SA(b)	89,859,426
2,395,732	Julius Baer Group Ltd.(b)	102,306,782
1,277,276	Swiss Re Ltd.(b)	71,909,154

		377,240,438

UNITED KINGDOM — 18.0%
17,834,607	Barclays Plc	65,282,115
4,493,719	BG Group Plc	106,512,091
7,263,287	BT Group Plc	23,963,766
81,412,903	Lloyds Banking Group Plc(b)	57,930,616
5,734,829	Pearson Plc	110,513,256
4,846,932	Prudential Plc	54,896,142

Shares		Value

UNITED KINGDOM (continued)
4,125,954	Standard Chartered Plc	$105,515,835

		524,613,821

UNITED STATES — 6.5%
2,604,300	Carnival Corp.	86,723,190
1,140,742	Schlumberger Ltd.	103,088,855

		189,812,045

Total Common Stocks (Cost $2,362,595,830)		2,607,590,025

INVESTMENT COMPANY — 1.5%
44,616,700	Federated Treasury Obligations Fund, 0.02%(c)	44,616,700

Total Investment Company (Cost $44,616,700)		44,616,700

Principal Amount

U.S. GOVERNMENT AGENCIES — 6.0%

Federal Home Loan Bank — 6.0%
$50,000,000	0.40%, 08/24/11(d)	49,998,722
100,000,000	0.25%, 08/26/11(d)	99,998,264
25,000,000	0.02%, 09/26/11(d)	24,999,222

		174,996,208

Total U.S. Government Agencies (Cost $174,996,209)		174,996,208

U.S. GOVERNMENT SECURITIES — 2.7%

U.S. Treasury Bills — 2.7%
40,000,000	0.04%, 08/04/11(d)	39,999,867
40,000,000	0.05%, 08/18/11(d)	39,999,112

Total U.S. Government Securities (Cost $79,998,979)		79,998,979

TOTAL INVESTMENTS — 99.4% (Cost $2,662,207,718)(a)		2,907,201,912

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		16,718,563

NET ASSETS — 100.0%		$2,923,920,475

(a)	Cost for federal income tax purposes is $2,662,207,725 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$334,801,255
Unrealized depreciation	(89,807,068)

Net unrealized appreciation	$244,994,187

(b)	Non-income producing security.

(c)	Rate shown represents current yield at July 31, 2011.

(d)	The rate represents the annualized yield at time of purchase.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	16.7%
Consumer Discretionary	12.7%
Consumer Staples	6.2%
Energy	12.3%
Industrials	14.4%
Information Technology	2.0%
Insurance	4.3%
Materials	14.0%
Telecommunication Services	4.5%
Utilities	2.1%
Other*	10.8%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	July 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 88.6%

AUSTRALIA — 1.9%
759,548	ABM Resources NL(b)	$39,219
34,440	Acrux Ltd.(b)	155,127
44,881	Adamus Resources Ltd.(b)	34,514
228,879	Adelaide Brighton Ltd.	658,789
69,175	Aditya Birla Minerals Ltd.	113,233
69,555	AED Oil Ltd.(b)	10,316
8,810	African Iron Ltd.(b)	3,339
25,514	AJ Lucas Group Ltd.(b)(c)(d)	37,840
11,425	Alchemia Ltd.(b)	8,912
52,172	Alesco Corp. Ltd.	164,497
33,518	Alkane Resources Ltd.(b)	73,462
61,352	Alliance Resources Ltd.(b)	13,817
39,820	Allied Gold Mining Plc(b)	123,364
30,560	Allied Healthcare Group Ltd.(b)	2,048
124,567	Altona Mining Ltd.(b)	45,160
51,812	Amadeus Energy Ltd.(b)	13,661
37,673	Amalgamated Holdings Ltd.	248,739
306,068	Amcom Telecommunications Ltd.	121,049
10,329	Ampella Mining Ltd.(b)	27,347
34,575	Ansell Ltd.	529,878
83,653	Antares Energy Ltd.(b)	48,248
59,184	Anvil Mining Ltd.(b)	411,305
112,658	APA Group	498,777
180,463	APN News & Media Ltd.	219,073
49,607	Aquila Resources Ltd.(b)	365,138
52,590	Arafura Resources Ltd.(b)	42,465
7,424	ARB Corp. Ltd.	59,947
61,823	Aristocrat Leisure Ltd.	165,722
46,035	ASG Group Ltd.	51,080
33,586	Aspire Mining Ltd.(b)	20,478
18,627	Atlantic Ltd.(b)	33,663
133,642	Atlas Iron Ltd.(b)	594,617
54,273	Aurora Oil and Gas Ltd.(b)	189,009
109,086	Ausdrill Ltd.	390,684
28,632	Ausenco Ltd.(b)	79,581
10,823	Ausgold Ltd.(b)	20,570
31,327	Austal Ltd.	101,527
237,688	Austar United Communications Ltd.(b)	274,180
17,417	Austbrokers Holdings Ltd.	126,286
15,319	Austin Engineering Ltd.	80,276
126,217	Australian Agricultural Co. Ltd.(b)	192,047
111,685	Australian Infrastructure Fund	240,486
45,583	Australian Pharmaceutical Industries Ltd.	13,521
88,728	Automotive Holdings Group	199,827
288,889	AWE Ltd.(b)	396,716
66,213	Azumah Resources Ltd.(b)	40,735
54,765	Bandanna Energy Ltd.(b)	131,761
108,406	Bank of Queensland Ltd.	958,713
107,928	Bannerman Resources Ltd.(b)	51,578
16,562	Bauxite Resources Ltd.(b)	3,366
2,495	BC Iron Ltd.(b)	7,675

Shares		Value

AUSTRALIA (continued)
666,336	Beach Energy Ltd.	$735,696
86,952	Beadell Resources Ltd.(b)	80,719
4,598	Bell Financial Group Ltd.	3,890
190,762	Bendigo and Adelaide Bank Ltd.	1,852,607
164,990	Bendigo Mining Ltd.	20,845
28,750	Berkeley Resources Ltd.(b)	14,213
88,919	Billabong International Ltd.	575,372
81,416	Biota Holdings Ltd.(b)	86,313
1,431	Blackmores Ltd.	44,365
13,886	Blackthorn Resources Ltd.(b)	8,390
1,030,528	BlueScope Steel Ltd.	1,290,636
209,136	Boart Longyear Group	930,514
245,200	Boom Logistics Ltd.(b)	76,772
408,321	Boral Ltd.	1,870,583
129,130	Bow Energy Ltd.(b)	144,699
29,446	Bradken Ltd.	277,881
10,640	Bravura Solutions Ltd.(b)	1,520
10,942	Breville Group Ltd.	37,505
26,608	Brickworks Ltd.	289,392
52,610	BT Investment Management Ltd.	129,466
35,694	Cabcharge Australia Ltd.	194,106
84,646	Caltex Australia Ltd.	991,295
13,060	Campbell Brothers Ltd.	661,429
255,734	Cape Lambert Resources Ltd.(b)	165,760
23,562	Cardno Ltd.	139,780
253,258	Carnarvon Petroleum Ltd.(b)	54,255
14,436	Carsales.com.au Ltd.	72,953
129,012	Cash Converters International Ltd.	109,134
48,952	Catalpa Resources Ltd.(b)	83,626
9,437	Cedar Woods Properties Ltd.	42,507
17,013	Cellestis Ltd.	70,463
45,717	Centamin Egypt Ltd.(b)	101,982
408,411	Central Petroleum Ltd.(b)	34,997
1,710	Centrebet International Ltd.	3,945
14,812	Centrex Metals Ltd.(b)	6,184
189,000	Ceramic Fuel Cells Ltd.(b)	32,183
68,314	Cerro Resources NL(b)	17,261
2,144	CGA Mining Ltd.(b)	5,794
50,912	Chalice Gold Mines Ltd.(b)	17,059
192,735	Challenger Financial Services Group Ltd.	1,035,401
354,184	Citigold Corp. Ltd.(b)	27,627
2,227	Clinuvel Pharmaceuticals Ltd.(b)	4,159
102,039	Clough Ltd.	80,712
108,154	Coal of Africa Ltd.(b)	128,323
56,720	Coalspur Mines Ltd.(b)	103,127
8,047	Cochlear Ltd.	626,521
244,708	Cockatoo Coal Ltd.(b)	119,632
9,314	Codan Ltd.	12,228
67,088	Coffey International Ltd.	51,592

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
10,121,873	Commonwealth Property Office Fund REIT	$10,563,886
672,347	ConnectEast Group	391,479
80,212	Conquest Mining Ltd.(b)	44,060
57,099	Consolidated Media Holdings Ltd.	151,804
803,978	Continental Coal Ltd.(b)	32,680
82,958	Cooper Energy Ltd.(b)	36,911
38,303	Count Financial Ltd.	42,921
14,268	Credit Corp. Group Ltd.	66,931
119,112	Cromwell Group REIT	87,674
44,446	CSG Ltd.	47,608
232,662	CSR Ltd. - Placement Shares	672,234
4,990	Cudeco Ltd.(b)	18,036
180,105	Cue Energy Resources Ltd.(b)	53,423
39,151	Customers Ltd.	36,775
58,899	Dart Energy Ltd.(b)	43,677
558	Data#3 Ltd.	8,355
1,221,783	David Jones Ltd.	4,026,749
19,957	Decmil Group Ltd.(b)	49,331
232,983	Deep Yellow Ltd.(b)	43,512
30,072	Devine Ltd.	7,929
54,933	Discovery Metals Ltd.(b)	87,808
5,094	Domino’s Pizza Enterprises Ltd.	34,137
165,544	Downer EDI Ltd.	696,549
6,112	Dragon Mining Ltd.(b)	9,199
88,596	Drillsearch Energy Ltd.(b)	56,452
144,767	DUET Group	246,513
50,048	DuluxGroup Ltd.	143,505
14,805	DWS Advanced Business Solutions Ltd.	23,909
155,935	Eastern Star Gas Ltd.(b)	146,470
224,451	Elders Ltd.(b)	87,536
10,021	Elemental Minerals Ltd.(b)	19,816
333,210	Emeco Holdings Ltd.	420,974
33,408	Energy Resources of Australia Ltd.	168,462
329,666	Energy World Corp. Ltd.(b)	239,033
120,996	Engenco Ltd.(b)	14,622
161,353	Envestra Ltd.	120,538
8,084	Equatorial Resources Ltd.(b)	25,844
57,717	Eservglobal Ltd.(b)	50,409
17,879	Euroz Ltd.	32,409
22,514	Exco Resources Ltd.(b)	16,448
22,408	Extract Resources Ltd.(b)	192,508
1,271,465	Fairfax Media Ltd.	1,229,211
3,195	Fantastic Holdings Ltd.	6,529
146,707	FAR Ltd.(b)	6,608
56,230	Ferraus Ltd.(b)	61,774
16,371	Finbar Group Ltd.	16,906
377,580	FKP Property Group REIT	263,404
12,421	Fleetwood Corp. Ltd.	156,107
12,567	Flight Centre Ltd.	297,107
291,208	Flinders Mines Ltd.(b)	44,789
503,469	Focus Minerals Ltd.(b)	37,612
11,770	Forge Group Ltd.	69,695

Shares		Value

AUSTRALIA (continued)
16,274	G.U.D. Holdings Ltd.	$151,611
2,973	G8 Education Ltd.	2,058
46,665	Galaxy Resources Ltd.(b)	34,861
45,532	Geodynamics Ltd.(b)	16,007
215,357	Gindalbie Metals Ltd.(b)(d)	186,907
71,786	Gindalbie Metals Ltd. - Placement Shares(b)(c)(d)	62,303
18,888	Gloucester Coal Ltd.(b)	192,978
115,230	Gold One International Ltd.(b)	64,562
804,188	Goodman Fielder Ltd.	795,132
90,393	GrainCorp Ltd.	780,542
140,887	Grange Resources Ltd.(b)	81,259
63,776	Great Southern Ltd.(b)(c)(d)	0
37,903	Greenland Minerals & Energy Ltd.(b)	25,401
51,543	Gryphon Minerals Ltd.(b)	105,889
110,343	Gujarat NRE Coking Coal Ltd.(b)	35,761
497,532	Gunns Ltd.(b)	136,647
103,714	GWA International Ltd.	296,244
225,564	Harvey Norman Holdings Ltd.	540,214
99,711	Hastie Group Ltd.	16,431
48,619	HFA Holdings Ltd.(b)	64,629
292,439	Highlands Pacific Ltd.(b)	96,382
705,420	Hillgrove Resources Ltd.(b)	201,493
95,228	Hills Industries Ltd.	120,833
234,388	Horizon Oil Ltd.(b)	81,111
29,579	Icon Energy Ltd. Australia(b)	5,362
38,283	iiNET Ltd.	101,359
161,202	Iluka Resources Ltd.	3,145,231
44,250	Imdex Ltd.	114,241
48,706	IMF Australia Ltd.	81,065
60,150	Independence Group NL	386,572
146,370	Indophil Resources NL(b)	62,713
118,375	Industrea Ltd.	153,455
157,616	Integra Mining Ltd.(b)	82,249
34,756	International Ferro Metals Ltd.(b)	11,125
89,852	Intrepid Mines Ltd.(b)	175,706
16,339	Invocare Ltd.	126,189
88,933	IOOF Holdings Ltd.	632,130
19,221	Iress Market Technology Ltd.	182,444
12,036	Iron Ore Holdings Ltd.(b)	17,718
15,160	Ivanhoe Australia Ltd.(b)	42,636
21,040	JB Hi-Fi Ltd.	346,718
41,444	Jupiter Mines Ltd(b)	20,944
209,488	Kagara Ltd.(b)	140,387
182,877	Kangaroo Resources Ltd.(b)	30,136
61,367	Kasbah Resources Ltd.(b)	15,843
22,422	Kingsgate Consolidated Ltd.	218,739
14,388	Kingsrose Mining Ltd.(b)	22,762
79,680	Leyshon Resources Ltd.(b)	22,759
75,238	Linc Energy Ltd.(b)	232,264
12,262	M2 Telecommunications Group Ltd.	42,838
78,069	MacArthur Coal Ltd.	1,333,669

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
201,460	Macmahon Holdings Ltd.	$127,261
1,285	Macquarie Telecom Group Ltd.	13,679
103,649	Marengo Mining Ltd.(b)	25,051
19,105	Maryborough Sugar Factory	73,880
4,945	Matrix Composites & Engineering Ltd.	36,290
7,488	McMillan Shakespeare Ltd.	76,505
36,485	McPherson’s Ltd.	123,053
39,619	Medusa Mining Ltd.	305,984
7,704	Melbourne IT Ltd.	14,981
62,903	Mermaid Marine Australia Ltd.	208,698
16,242	Mesoblast Ltd.(b)	162,197
110,197	Metals X Ltd.(b)	29,055
156,514	Metcash Ltd.	715,296
137,313	Metgasco Ltd.(b)	53,552
73,288	Metminco Ltd.(b)	24,154
19,981	MHM Metals Ltd.(b)	22,171
208,294	Minara Resources Ltd.	153,317
98,072	Mincor Resources NL	96,429
29,048	Mineral Deposits Ltd.(b)	178,070
23,762	Mineral Resources Ltd.	318,741
76,885	Mirabela Nickel Ltd.(b)	160,485
122,708	Molopo Australia Ltd.(b)	105,823
72,573	Moly Mines Ltd.(b)	55,013
171,642	Monadelphous Group Ltd.	3,611,034
53,908	Mortgage Choice Ltd.	78,175
294,563	Mount Gibson Iron Ltd.(b)	582,492
116,276	Murchison Metals Ltd.(b)	98,999
263,811	Myer Holdings Ltd.	669,490
46,059	Navitas Ltd.	190,763
47,004	Neon Energy Ltd.(b)	20,139
114,404	New Guinea Energy Ltd.(b)	15,082
128,661	New Hope Corp. Ltd.	759,033
440,010	Nexus Energy Ltd.(b)	135,350
110,368	NIB Holdings Ltd. Australia	163,688
393,592	Nido Petroleum Ltd.(b)	28,538
20,500	Noble Mineral Resources Ltd.(b)	14,639
17,243	Norfolk Group Ltd.	24,531
31,366	Northern Iron Ltd.(b)	63,749
13,157	Northern Star Resources Ltd.(b)	6,649
78,103	Norton Gold Fields Ltd.(b)	15,016
32,157	NRW Holdings Ltd.	99,977
34,340	Nucoal Resources NL(b)	13,770
54,912	Nufarm Ltd.(b)	261,816
27,240	Oakton Ltd.	64,341
53,779	Oilex Ltd(b)	22,156
753,995	OneSteel Ltd.	1,462,017
5,532	Orocobre Ltd.(b)	12,641
4,066	OrotonGroup Ltd.	32,742
121,855	Otto Energy Ltd.(b)	10,977
91,471	OZ Minerals Ltd.	1,369,678
522,061	Pacific Brands Ltd.	372,798
250,155	Paladin Energy Ltd.(b)	720,028
59,781	Pan Pacific Petroleum NL(b)	8,538
77,993	PanAust Ltd.(b)	351,300

Shares		Value

AUSTRALIA (continued)
72,732	Panoramic Resources Ltd.	$142,228
301,008	PaperlinX Ltd.(b)	46,296
5,565	Patties Foods Ltd.	10,057
62,612	Peet Ltd.	99,739
227,275	Peninsula Energy Ltd.(b)	17,977
128,055	Perilya Ltd.(b)	100,587
9,630	Perpetual Ltd.	249,465
61,898	Perseus Mining Ltd.(b)	210,803
499,396	Photon Group Ltd.(b)	19,751
26,465	Platinum Asset Mangement Ltd.	113,390
125,112	Platinum Australia Ltd.(b)	41,922
47,412	Pluton Resources Ltd.(b)	15,626
148,748	PMP Ltd.	85,793
50,340	Premier Investments Ltd.	306,381
111,506	Prima Biomed Ltd.(b)	31,850
272,418	Primary Health Care Ltd.	969,661
38,461	Prime Media Group Ltd.	28,310
66,386	PrimeAg Australia Ltd.(b)	82,413
51,066	PrimeAg Australia Ltd. - Placement Shares(b)(c)(d)	63,394
55,986	Programmed Maintenance Services Ltd.	120,860
10,301	QRxPharma Ltd.(b)	16,409
108,721	Quantum Energy Ltd.(b)(d)	4,061
56,830	Ramelius Resources Ltd.(b)	85,846
31,729	Ramsay Health Care Ltd.	609,308
20,582	RCR Tomlinson Ltd.	37,987
15,468	REA Group Ltd.	203,068
30,974	Reckon Ltd.	87,452
172,744	Red 5 Ltd.(b)	28,466
118,824	Red Fork Energy Ltd.(b)	63,312
21,888	Redflex Holdings Ltd.	42,562
8,531	Reece Australia Ltd.(d)	193,816
37,184	Reed Resources Ltd.(b)	18,178
31,163	Regional Express Holdings Ltd.	30,470
56,462	Regis Resources Ltd.(b)	168,719
6,994	Reject Shop Ltd. (The)	83,444
178,720	Resolute Mining Ltd.(b)	264,079
12,222	Resource and Investment NL(b)	14,233
85,881	Resource Generation Ltd.(b)	63,214
22,430	Retail Food Group Ltd.	58,401
33,888	Rex Minerals Ltd.(b)	84,883
41,123	Rialto Energy Ltd.(b)	17,168
123,127	Ridley Corp. Ltd.	162,321
15,297	Robust Resources Ltd.(b)	25,543
296,059	Roc Oil Co. Ltd.(b)	108,959
1,356	Rock Building Society Ltd.	3,158
47,065	SAI Global Ltd.	233,192
31,088	Salmat Ltd.	116,804
168,451	Samson Oil & Gas Ltd.(b)	23,133
11,921	Sandfire Resources NL(b)	102,152
81,206	Saracen Mineral Holdings Ltd.(b)	53,528
15,680	Sedgman Ltd.	32,729
43,003	Seek Ltd.	312,749
19,248	Select Harvests Ltd.	39,014

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
16,979	Servcorp Ltd.	$55,400
78,232	Service Stream Ltd.(b)	41,684
43,606	Seven Group Holdings Ltd.	437,377
556,679	Sigma Pharmaceuticals Ltd.(b)	278,263
15,184	Silex Systems Ltd.(b)	48,542
28,232	Silver Lake Resources Ltd.(b)	62,962
84,462	Sims Metal Management Ltd.	1,564,437
9,054	Sirtex Medical Ltd.	50,728
36,953	Skilled Group Ltd.(b)	91,342
12,616	Slater & Gordon Ltd.	32,848
7,500	SMS Management & Technology Ltd.	50,096
254,535	Southern Cross Media Group Ltd.	385,892
320,437	SP AusNet	323,869
215,817	Spark Infrastructure Group	308,225
31,802	Specialty Fashion Group Ltd.	28,299
110,341	Spotless Group Ltd.	248,502
133,241	St. Barbara Ltd.(b)	267,873
37,229	Starpharma Holdings Ltd(b)	63,190
114,859	Straits Resources Ltd.(b)	99,685
10,000	Strike Resources Ltd.(b)	3,021
137,375	STW Communications Group Ltd.	141,110
49,282	Sundance Energy Australia Ltd.(b)	43,042
322,878	Sundance Resources Ltd.(b)	186,225
64,060	Sunland Group Ltd.(b)	40,818
32,271	Super Cheap Auto Group Ltd.	246,752
67,322	Swick Mining Services Ltd.(b)	28,105
10,623	Talent2 International Ltd.	16,339
16,138	Tanami Gold NL(b)	18,084
158,054	Tap Oil Ltd.(b)	145,856
54,903	Tassal Group Ltd.	85,649
693,680	Tatts Group Ltd.	1,768,017
13,506	Technology One Ltd.	16,321
306,615	Ten Network Holdings Ltd.	363,795
45,730	Teranga Gold Corp.(b)	115,550
45,119	Terramin Australia Ltd.(b)	14,127
60,363	Texon Petroleum Ltd.(b)	35,147
69,352	TFS Corp. Ltd.	60,190
47,822	Thakral Holdings Group REIT	28,107
37,994	Thorn Group Ltd.	79,724
67,860	Tiger Resources Ltd.(b)	36,903
65,834	Timbercorp Ltd.(b)(c)(d)	0
238,631	Toll Holdings Ltd.	1,187,584
188,636	Toro Energy Ltd.(b)	17,615
16,986	Tox Free Solutions Ltd.	39,188
118,596	TPG Telecom Ltd.	198,691
2,795,209	Transfield Services Ltd.	10,256,518
234,475	Transpacific Industries Group Ltd.(b)	235,699
34,641	Troy Resources NL(b)	154,129
1,757	Trust Co. Ltd.	11,022
53,292	UGL Ltd.	785,695
138,410	UXC Ltd.(b)	99,597

Shares		Value

AUSTRALIA (continued)
53,983	VDM Group Ltd.(c)(d)	$4,051
101,055	Venture Minerals Ltd.(b)	52,734
74,750	Victoria Petroleum NL(b)	37,365
65,384	Village Roadshow Ltd.	238,478
1,095,295	Virgin Blue Holdings Ltd.(b)	354,971
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,635
64,022	Washington H. Soul Pattinson & Co. Ltd.	909,425
50,225	Watpac Ltd.	77,248
51,135	WDS Ltd.	48,874
1,744	Webjet Ltd.	3,765
19,960	Western Areas NL	128,718
75,338	White Energy Co. Ltd.(b)	177,120
41,846	Whitehaven Coal Ltd.	302,496
91,903	WHK Group Ltd.	86,830
984	Wide Bay Australia Ltd.	9,037
61,830	WildHorse Energy(b)	19,699
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	2,316
13,791	Wotif.com Holdings Ltd.	69,694
55,438	WPG Resources Ltd.(b)	60,600

		99,175,724

AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	121,828
9,244	Andritz AG	899,110
5,093	A-TEC Industries AG(b)	14,051
5,112	Austria Technologie & Systemtechnik AG	91,084
6,370	Austriamicrosystems AG	363,803
1,147	BWT AG	27,441
5,447	CA Immobilien Anlagen AG(b)	91,887
8,110	CAT Oil AG	71,085
1,891	Constantia Packaging AG(b)(c)	0
5,416	EVN AG	88,601
4,621	Flughafen Wien AG	228,082
2,096	Intercell AG(b)	8,493
1,245	Kapsch TrafficCom AG	107,856
1,379	Lenzing AG	169,021
2,779	Mayr Melnhof Karton AG	293,497
902	Oberbank AG	60,203
4,343	Oesterreichische Post AG	129,490
3,144	Palfinger AG	103,228
8,187	POLYTEC Holding AG(b)	95,264
14,790	Raiffeisen International Bank-Holding AG	742,433
2,299	RHI AG	61,527
468	Rosenbauer International AG	24,545
1,823	Schoeller-Bleckmann Oilfield Equipment AG	177,994
2,485	Semperit AG Holding	120,940
3,603	Sparkassen Immobilien AG(b)	23,556
26,886	Strabag SE	776,323
106,890	Telekom Austria AG	1,310,283
7,035	Uniqa Versicherungen AG(d)	139,499

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

AUSTRIA (continued)
23,880	Vienna Insurance Group	$1,271,308
59,284	Voestalpine AG	3,077,752
2,481	Warimpex Finanz- Und Beteiligungs AG(b)	7,237
49,112	Wienerberger AG	789,670
1,503	Wolford AG	53,268
9,248	Zumtobel AG	217,333

		11,757,692

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	243

BELGIUM — 0.3%
1,885	Ablynx NV(b)	20,531
10,353	Ackermans & Van Haaren NV	917,420
806	Aedifica REIT	48,272
1,441,490	Ageas	2,972,294
22,952	AGFA - Gevaert - VVPR Strip(b)	66
91,808	AGFA - Gevaert NV(b)	362,778
5,234	Arseus NV	85,135
88	Banque Nationale de Belgique	369,354
3,709	Barco NV	266,208
12,936	Bekaert SA	788,774
2,484	Cofinimmo SA REIT	344,863
265	Colruyt SA	12,908
2,461	Compagnie d’Entreprises CFE	161,075
1,565	Compagnie Immobiliere de Belgique SA	65,641
1,714	Compagnie Maritime Belge SA	43,346
28,959	Deceuninck NV(b)(d)	59,504
12,200	Deceuninck NV- VVPR Strip(b)	18
31,178	Delhaize Group	2,245,368
3,189	Devgen(b)	27,815
348,310	Dexia SA(b)	925,904
10,300	D’ieteren SA	701,378
207	Duvel Moortgat SA	21,118
917	Econocom Group	20,160
3,860	Elia System Operator SA NV	158,074
8,597	Euronav NV	95,119
1,691	EVS Broadcast Equipment SA	106,474
12,597	Exmar NV	95,029
3,443	Galapagos NV(b)	36,362
88,609	Hansen Transmissions International NV(b)	93,813
1,199	Intervest Offices REIT	35,370
3,969	Ion Beam Applications	34,447
113	IRIS	5,116
1,246	Kinepolis Group NV	93,637
8	Lotus Bakeries	4,265
2,739	Melexis NV	42,545
2,194	Mobistar SA	153,183
38,004	Nyrstar(b)	505,781
15,645	Nyrstar - VVPR Strip(b)	90
5,163	Omega Pharma SA	255,131
26,826	Option NV(b)	16,960
616	RealDolmen NV SA(b)	13,118
9,305	Recticel SA	99,075

Shares		Value

BELGIUM (continued)
136	Retail Estates NV REIT	$10,123
2,042	Roularta Media Group NV	62,028
5,939	Sioen Industries NV	50,861
1,777	Sipef NV	162,446
12,086	Telenet Group Holding NV(b)	493,902
10,994	Tessenderlo Chemie NV	442,325
977	Tessenderlo Chemie NV - VVPR Strip(b)	323
3,832	ThromboGenics NV(b)	92,505
39,448	UCB SA	1,817,825
20,514	Umicore	1,049,959
1,509	Van De Velde	80,769
445	VPK Packaging Group	19,330
1,941	Warehouses De Pauw SCA REIT	105,983
460	Wereldhave Belgium NV REIT	43,373

		16,735,271

BERMUDA — 0.3%
26,844	Archer Ltd.(b)	156,000
100,000	Argo Group International Holdings Ltd.	2,940,000
275,000	Aspen Insurance Holdings Ltd.	7,122,500
187,397	Catlin Group Ltd.	1,274,701
8,700	Frontline Ltd.	101,634
5,204	Golar LNG Ltd.	200,068
125,275	Golden Ocean Group Ltd.	118,079
10,610	Hardy Underwriting Bermuda Ltd.	44,933
204,536	Hiscox Ltd.	1,368,117
385,972	Katanga Mining Ltd.(b)	654,429
73,302	Lancashire Holdings Ltd.	841,044
32,902	Northern Offshore Ltd.	65,079

		14,886,584

BRAZIL — 0.8%
11,300	AES Tiete SA	163,942
17,400	AES Tiete SA Preference Shares	270,281
118,600	All America Latina Logistica SA	864,158
8,470	American Banknote SA	104,861
16,837	Amil Participacoes SA	189,991
16,100	Anhanguera Educacional Participacoes SA	309,885
7,500	B2W Companhia Global Do Varejo	70,510
24,400	Banco ABC Brasil SA - Preference Shares	165,200
2,400	Banco Cruzeiro do Sul Sa Brazil	22,594
25,600	Banco Daycoval SA - Preference Shares	141,136
84,590	Banco do Estado do Rio Grande do Sul - Preference Shares	847,073
33,610	Banco Industrial e Comercial SA - Preference Shares	203,933
13,700	Banco Pine SA - Preference Shares	91,431

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

BRAZIL (continued)
16,200	Banco Sofisa SA - Preference Shares	$38,545
20,000	Bematech SA	67,576
3,029	BHG SA - Brazil Hospitality Group(b)	38,516
119,792	BR Malls Participacoes SA	1,374,922
40,000	Brasil Brokers Participacoes SA	182,610
317,900	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA(b)	143,489
11,200	Brasil Telecom SA	109,772
31,400	Brasil Telecom SA - Preference Shares	267,867
70,300	Braskem SA - Class A, Preference Shares	835,885
104,570	Brookfield Incorporacoes SA	463,227
21,200	Camargo Correa Desenvolvimento Imobiliario SA	62,745
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	148,266
18,266	CETIP SA - Balcao Organizado de Ativos e Derivativos	309,763
40,771	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	1,744,831
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	70,052
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	416,323
9,100	Cia de Saneamento de Minas Gerais	190,115
4,000	Cia de Saneamento do Parana, Preference Shares	12,071
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	133,006
25,300	Cia Energetica de Sao Paulo - Class B, Preference Shares	521,873
4,050	Cia Energetica do Ceara - Class A, Preference Shares	91,401
29,100	Cia Hering	618,646
27,800	Cia Paranaense de Energia - Class B, Preference Shares	671,316
18,300	Cia Providencia Industria e Comercio SA	68,912
71,908	Confab Industrial SA, Preference Shares	191,495
8,400	Contax Participacoes SA, Preference Shares	109,953
54,730	Cosan SA Industria e Comercio	839,204
9,700	Cremer SA	88,691
4,600	CSU Cardsystem SA	14,178
132,940	Cyrela Brazil Realty SA	1,298,669
35,100	Diagnosticos da America SA	433,417
12,900	Drogasil SA	103,975
93,760	Duratex SA	694,653

Shares		Value

BRAZIL (continued)
17,900	EcoRodovias Infraestrutura e Logistica SA	$150,508
7,000	EDP - Energias do Brasil SA	174,588
23,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	541,816
328,220	Empresa Brasileira de Aeronautica SA	2,383,053
9,500	Equatorial Energia SA	70,139
8,700	Estacio Participacoes SA	107,765
26,593	Eternit SA	152,440
3,436	Eucatex SA Industria e Comercio	14,202
78,900	Even Construtora e Incorporadora SA	384,109
28,300	Ez Tec Empreendimentos e Participacoes SA	272,261
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	91,653
18,200	Fertilizantes Fosfatados SA, Preference Shares	280,126
5,200	Fertilizantes Heringer SA(b)	31,786
60,423	Fibria Celulose SA	717,666
7,200	Fleury SA	99,631
12,304	Forjas Taurus SA - Preference Shares	18,645
187,600	Gafisa SA	907,244
12,800	General Shopping Brasil SA(b)	96,897
26,600	Gol-Linhas Aereas Inteligentes SA, Preference Shares	206,509
40,800	Grendene SA	231,512
3,200	Guararapes Confeccoes SA	165,071
14,500	Helbor Empreendimentos SA	190,641
32,000	Hypermarcas SA	242,241
33,900	IdeiasNet SA(b)	65,358
15,000	Iguatemi Empresa de Shopping Centers SA	330,883
24,400	Industrias Romi SA	100,851
3,400	Inepar SA Industria e Construcoes	10,611
14,700	Inepar SA Industria e Construcoes - Preference Shares	38,863
95,060	Inpar SA(b)	141,592
5,400	Iochpe-Maxion SA	70,196
135,000	JBS SA(b)	401,296
36,600	JHSF Participacoes SA	104,784
148,600	Kepler Weber SA(b)	26,829
193,000	Klabin SA, Preference Shares	657,085
7,587	Kroton Educacional SA(b)	93,440
16,800	Light SA	304,834
33,900	LLX Logistica SA(b)	95,305
13,300	Localiza Rent A CAR	214,399
26,200	Log-In Logistica Intermodal SA(b)	125,184
30,474	Lojas Americanas SA	241,695

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

BRAZIL (continued)
48,005	Lojas Americanas SA, Preference Shares	$435,209
18,300	Lojas Renner SA	650,769
4,100	LPS Brasil Consultoria de Imoveis SA	89,939
4,100	Lupatech SA(b)	29,742
9,400	M Dias Branco SA	233,113
23,548	Magnesita Refratarios SA(b)	95,355
90,400	Marcopolo SA, Preference Shares	367,231
57,125	Marfrig Alimentos SA	559,518
13,800	Marisa Lojas SA	194,073
3,100	Metalfrio Solutions SA	19,989
16,400	Minerva SA	57,633
20,700	MMX Mineracao e Metalicos SA(b)	109,183
20,000	MPX Energia SA(b)	474,578
65,420	MRV Engenharia e Participacoes SA	481,312
30,150	Multiplan Empreendimentos Imobiliarios SA	662,936
12,100	Obrascon Huarte Lain Brasil SA	499,339
19,400	Odontoprev SA	327,618
600	OSX Brasil SA(b)	143,147
12,700	Parana Banco SA - Preference Shares	92,536
81,129	Paranapanema SA	272,026
359,552	PDG Realty SA Empreendimentos e Participacoes	1,891,830
51,600	Porto Seguro SA	723,668
8,100	PortX Operacoes Portuarias SA(b)	17,967
10,900	Positivo Informatica SA	42,170
7,200	Profarma Distribuidora de Produtos Farmaceuticos SA	64,997
50,850	Randon Participacoes SA, Preference Shares	353,460
32,000	Redecard SA	555,050
4,300	Restoque Comercio e Confeccoes de Roupas SA	56,563
14,700	Rodobens Negocios Imobiliarios SA	121,517
81,600	Rossi Residencial SA	612,980
13,700	Santos Brasil Participacoes SA	237,189
23,000	Sao Martinho SA	330,425
43,700	Sao Paulo Alpargatas SA - Preference Shares	304,323
9,200	Saraiva SA Livreiros Editores, Preference Shares	169,069
15,000	SLC Agricola SA	164,136
18,900	Springs Global Participacoes SA(b)	48,382
55,470	Sul America SA	635,588
106,153	Suzano Papel e Celulose SA - Preference Shares	704,333
11,000	Tam SA, Preference Shares	211,013

Shares		Value

BRAZIL (continued)
25,300	Tecnisa SA	$189,238
1,700	Tegma Gestao Logistica	26,440
6,700	Tele Norte Leste Participacoes SA	101,007
27,200	Tele Norte Leste Participacoes SA - Preference Shares	377,084
16,000	Tempo Participacoes SA(b)	39,101
2,400	Terna Participacoes SA	50,666
25,700	Tim Participacoes SA	150,470
103,300	Tim Participacoes SA, Preference Shares	508,224
15,500	Totvs SA	268,853
3,000	TPI - Triunfo Participacoes e Investimentos SA	19,228
7,700	Tractebel Energia SA	129,885
8,900	Trisul SA	22,840
137,772	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares(b)	37,311
13,800	Universo Online SA, Preference Shares	156,611
58,200	Weg SA	630,467

		42,101,998

CANADA — 2.5%
7,639	5N Plus, Inc.(b)	66,280
6,813	Aastra Technologies Ltd.	131,775
14,024	Aberdeen International, Inc.	12,623
4,775	Absolute Software Corp.(b)	20,740
91,140	Advantage Oil & Gas Ltd.(b)	633,387
28,513	Aecon Group, Inc.	251,572
21,900	Aeterna Zentaris, Inc.(b)	43,321
1,400	AG Growth International, Inc.	65,674
53,246	AGF Management Ltd. - Class B	968,565
27,180	Ainsworth Lumber Co. Ltd.(b)	62,584
29,047	Air Canada - Class A(b)	64,451
21,300	Alamos Gold, Inc.	377,423
9,150	Alexco Resource Corp.(b)	67,898
588	Algoma Central Corp.(d)	59,388
49,217	Algonquin Power & Utilities Corp.	292,072
5,060	Alliance Grain Traders, Inc.	133,828
34,279	AltaGas Ltd.	949,314
3,600	Alter NRG Corp.(b)	3,165
47,649	Alterra Power Corp.(b)	38,899
10,248	Altius Minerals Corp.(b)	123,669
78,500	Amerigo Resources Ltd.	76,409
84,910	Anderson Energy Ltd.(b)	69,318
26,777	Angle Energy, Inc.(b)	268,765
33,425	Antrim Energy, Inc.(b)	36,733
8,096	Armtec Infrastructure, Inc.	30,335
38,600	Arsenal Energy, Inc.(b)	32,320
20,070	Astral Media, Inc. - Class A	766,922
6,400	Atco Ltd. - Class I	412,622
12,436	Atrium Innovations, Inc.(b)	194,978
38,875	ATS Automation Tooling Systems, Inc.(b)	317,364

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
62,574	Aura Minerals, Inc.(b)	$130,328
22,800	Aurizon Mines Ltd.(b)	134,111
15,250	Avalon Rare Metals, Inc.(b)	84,274
4,268	AvenEx Energy Corp.	24,479
50,976	Avion Gold Corp.(b)	106,706
138,500	Azure Dynamics Corp.(b)	32,616
42,700	B2Gold Corp.(b)	146,586
132,741	Baja Mining Corp.(b)	158,381
48,061	Ballard Power Systems, Inc.(b)	74,950
314	Bank of Montreal	19,732
41,500	Bankers Petroleum Ltd.(b)	260,610
38,000	Bellatrix Exploration Ltd.(b)	196,075
23,100	BioExx Specialty Proteins Ltd.(b)	22,726
10,700	BioteQ Environmental Technologies, Inc.(b)	7,055
34,800	Birchcliff Energy Ltd.(b)	505,546
7,200	Bird Construction, Inc.	89,675
4,775	Black Diamond Group Ltd.	159,425
108,500	BlackPearl Resources, Inc.(b)	676,812
3,040	BMTC Group, Inc. - Class A	67,517
3,500	Boardwalk Real Estate Investment Trust	183,416
21,000	Bonavista Energy Corp.	631,901
2,400	Bonterra Energy Corp.	140,164
11,370	Boralex, Inc. - Class A(b)	95,677
30,946	Breakwater Resources Ltd.(b)	240,326
3,444	Bridgewater Systems Corp.(b)	29,449
28,844	Brigus Gold Corp.(b)	48,302
3,800	Burcon NutraScience Corp.(b)	34,562
5,000	C&C Energia Ltd.(b)	53,116
50,767	CAE, Inc.	664,177
6,500	Calfrac Well Services Ltd.	247,020
7,200	Calloway Real Estate Investment Trust	188,845
31,987	Calvalley Petroleum, Inc. - Class A(b)	69,635
54,544	Canaccord Financial, Inc.	736,425
4,100	Canada Bread Co. Ltd.(d)	201,685
5,600	Canadian Apartment Properties REIT	114,819
7,800	Canadian Energy Services & Technology Corp.	97,883
3,627	Canadian Helicopters Group, Inc.	97,181
5,700	Canadian Real Estate Investment Trust	199,078
41,400	Canadian Tire Corp. Ltd. - Class A	2,531,360
22,300	Canadian Western Bank	710,697
24,828	Canadian Zinc Corp.(b)	18,710
22,632	Canam Group, Inc. - Class A	157,994
55,077	Canfor Corp.(b)	593,168
7,755	Canfor Pulp Products, Inc.	139,118
5,200	Cangene Corp.(b)	8,545
6,788	Canyon Services Group, Inc.	107,136
5,700	Capital Power Corp.	145,863

Shares		Value

CANADA (continued)
19,321	Capstone Infrastructure Corp.	$148,631
148,167	Capstone Mining Corp.(b)	548,968
25,542	Cardero Resource Corp.(b)	33,416
6,100	Cardiome Pharma Corp.(b)	30,326
1,600	Cargojet, Inc.	15,574
72,503	Carpathian Gold, Inc.(b)	47,048
36,700	Cascades, Inc.	237,381
9,900	Cash Store Financial Services, Inc. (The)	121,024
86,503	Catalyst Paper Corp.(b)	10,412
3,413	Cathedral Energy Services Ltd.	30,470
12,970	CCL Industries - Class B	439,822
107,574	Celestica, Inc.(b)	944,629
9,200	Celtic Exploration Ltd.(b)	232,251
32,209	Centerra Gold, Inc.	631,404
38,162	Cequence Energy Ltd.(b)	167,754
21,400	Chartwell Seniors Housing Real Estate Investment Trust	176,047
13,808	Chinook Energy, Inc.(b)	30,204
2,561	Chorus Aviation, Inc.	13,161
9,882	Churchill Corp. (The) - Class A	179,033
11,855	Cineplex, Inc.	298,903
71,325	Claude Resources, Inc.(b)	126,906
13,600	Cline Mining Corp.(b)	31,030
5,734	CML HealthCare, Inc.	54,492
6,800	Coastal Contacts, Inc.(b)	19,501
7,600	Cogeco Cable, Inc.	382,446
4,665	Cogeco, Inc.	216,784
7,951	Colabor Group, Inc.	77,725
11,900	Colossus Minerals, Inc.(b)	97,397
34,643	COM DEV International Ltd.(b)	74,330
4,300	Cominar Real Estate Investment Trust	101,756
11,500	Compton Petroleum Corp.(b)	1,505
5,000	Computer Modelling Group Ltd.	66,984
216,580	Connacher Oil & Gas Ltd.(b)	233,479
1,707	Constellation Software, Inc.	131,315
9,700	Contrans Group, Inc. - Class A	86,294
12,812	Copper Mountain Mining Corp.(b)	93,866
4,700	Corby Distilleries Ltd. - Class A	80,920
33,530	Corridor Resources, Inc.(b)	106,333
33,800	Corus Entertainment, Inc. - Class B	758,461
48,467	Cott Corp.(b)	401,757
36,145	Crew Energy, Inc.(b)	575,021
67,330	Crocodile Gold Corp.(b)	46,510
2,665	Crocotta Energy, Inc.(b)	8,368
374,914	Crowflight Minerals, Inc.(b)	31,392
24,513	Davis & Henderson Income Corp.	472,070
87,447	Daylight Energy Ltd.	838,364
49,414	Delphi Energy Corp.(b)	123,606
185,389	Denison Mines Corp.(b)	391,947

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
22,200	Descartes Systems Group, Inc. (The)(b)	$153,119
7,343	DHX Media Ltd.(b)	6,609
359	DirectCash Payments, Inc.	8,477
13,231	Dollarama, Inc.	442,580
14,100	Dorel Industries, Inc. - Class B	413,061
12,100	DragonWave, Inc.(b)	61,801
26,500	Duluth Metals Ltd.(b)	79,324
53,386	Dundee Precious Metals, Inc.(b)	463,206
4,400	Dundee Real Estate Investment Trust	149,299
16,164	Dynasty Metals & Mining, Inc.(b)	50,922
402,869	Eastern Platinum Ltd.(b)	421,654
20,205	Eastmain Resources, Inc.(b)	26,011
22,300	ECU Silver Mining, Inc.(b)	16,571
141	E-L Financial Corp. Ltd.	67,589
12,344	Electrovaya, Inc.(b)	21,963
4,817	Emera, Inc.	159,264
15,950	Empire Co. Ltd. - Class A	967,567
3,187	Enbridge Income Fund Holdings, Inc.	59,974
8,100	Endeavour Silver Corp.(b)	79,097
26,355	Enerflex Ltd.	323,835
15,348	Enerplus Corp.	478,536
53,486	Ensign Energy Services, Inc.	1,152,066
20,486	Epsilon Energy Ltd. (Canada)(b)	74,615
2,655	Equal Energy Ltd.(b)	16,756
5,842	Equitable Group, Inc.	177,807
21,512	Essential Energy Services Ltd.(b)	49,533
54,600	European Goldfields Ltd.(b)	690,322
1,930	Evertz Technologies Ltd.	25,553
42,500	Excellon Resources, Inc.(b)	35,141
2,152	Exchange Income Corp.	47,074
12,009	EXFO, Inc.(b)	89,868
10,300	Extendicare Real Estate Investment Trust	109,743
42,900	Fairborne Energy Ltd.(b)	218,216
9,449	Fibrek, Inc.(b)	11,274
64,225	Finning International, Inc.	1,841,818
553	Firm Capital Mortgage Investment Corp.	7,177
8,591	First Capital Realty, Inc.	151,238
30,350	First Majestic Silver Corp.(b)	679,456
679	First National Financial Corp.	11,904
67,250	First Nickel, Inc.(b)	10,558
6,800	FirstService Corp.(b)	245,041
15,793	Flint Energy Services Ltd.(b)	208,436
14,204	Formation Metals, Inc.(b)	17,691
15,700	Forsys Metals Corp.(b)	20,704
2,499	Fortress Paper Ltd.(b)	81,395
57,167	Fortuna Silver Mines, Inc.(b)	329,079
19,152	Fortune Minerals Ltd.(b)	28,063

Shares		Value

CANADA (continued)
12,200	Forzani Group Ltd. (The) - Class A	$336,715
500	Futuremed Healthcare Products Corp.	4,192
77,800	Galleon Energy, Inc. - Class A(b)	279,297
52,200	Gammon Gold, Inc.(b)	633,754
15,500	Garda World Security Corp. - Class A(b)	167,418
3,485	Genivar, Inc.	94,105
11,000	Gennum Corp.	80,590
24,358	Genworth MI Canada, Inc.	603,182
1,600	Geomark Exploration Ltd.(b)	1,641
24,800	Gildan Activewear, Inc.	743,390
2,000	Glentel, Inc.	39,249
9,320	GLG Life Tech Corp.(b)	68,672
1,865	Gluskin Sheff & Associates, Inc.	35,350
13,521	GLV, Inc. - Class A(b)	80,097
14,900	GMP Capital, Inc.	179,340
95,462	Gran Tierra Energy, Inc.(b)	665,421
22,600	Grande Cache Coal Corp.(b)	206,261
30,900	Great Canadian Gaming Corp.(b)	251,935
16,800	Great Panther Silver Ltd.(b)	56,618
23,400	Greystar Resources Ltd.(b)	62,452
100,700	Groupe Aeroplan, Inc.	1,419,676
6,784	Guardian Capital Group Ltd. - Class A	80,944
21,434	Hanfeng Evergreen, Inc.(b)	84,350
31,485	Harry Winston Diamond Corp.(b)	490,342
22,860	Hemisphere GPS, Inc.(b)	23,687
2,900	Heroux-Devtek, Inc.(b)	24,160
670	High Liner Foods, Inc.	11,192
245,570	High River Gold Mines Ltd.(b)	326,416
8,400	Home Capital Group, Inc.	452,859
24,027	Horizon North Logistics, Inc.	121,713
85,886	HudBay Minerals, Inc.	1,182,062
1,594	IBI Group, Inc.	21,638
40,996	IESI-BFC Ltd.	922,083
7,800	Imax Corp.(b)	148,498
19,243	Imperial Metals Corp.(b)	468,261
3,907	Imris, Inc.(b)	25,762
3,961	Indigo Books & Music, Inc.	47,385
39,600	Industrial Alliance Insurance and Financial Services, Inc.	1,562,531
28,419	Inmet Mining Corp.	1,962,813
20,779	Innergex Renewable Energy, Inc.	213,347
11,900	Innvest Real Estate Investment Trust	70,868
30,157	Intact Financial Corp.	1,750,176
19,400	Inter-Citic Minerals, Inc.(b)	30,457
20,197	International Forest Products Ltd. - Class A(b)	101,889
14,448	International Tower Hill Mines Ltd.(b)	108,876

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
18,726	Intertape Polymer Group, Inc.(b)	$45,469
108,255	Ivanhoe Energy, Inc.(b)	183,550
18,561	Ivernia, Inc.(b)	3,108
16,416	Jean Coutu Group PJC, Inc. (The) Class A	206,177
95,660	Jinshan Gold Mines, Inc.(b)	362,436
23,815	Just Energy Group, Inc.	338,986
7,319	Keegan Resources, Inc.(b)	58,754
5,548	Keyera Corp.	254,914
6,615	Killam Properties, Inc.	75,465
24,600	Kingsway Financial Services, Inc.(b)	21,885
6,900	Kirkland Lake Gold, Inc.(b)	118,509
25,200	La Mancha Resources, Inc.(b)	58,816
173,998	Lake Shore Gold Corp.(b)	395,181
16,384	Laramide Resources Ltd.(b)	20,406
16,857	Laurentian Bank of Canada	756,179
5,104	Le Chateau, Inc.	37,180
54,435	Legacy Oil & Gas, Inc.(b)	644,366
4,119	Leisureworld Senior Care Corp.	46,603
13,400	Leon’s Furniture Ltd.	174,609
27,135	Linamar Corp.	546,420
990	Liquor Stores NA Ltd.	15,563
222,000	Lundin Mining Corp.(b)	1,668,282
6,700	MacDonald Dettwiler & Associates Ltd.	371,447
8,610	MAG Silver Corp.(b)	86,420
24,900	Major Drilling Group International	371,630
11,156	Manitoba Telecom Services, Inc.	361,611
41,664	Maple Leaf Foods, Inc.	497,116
1,800	March Networks Corp.(b)	11,021
35,998	Martinrea International, Inc.(b)	295,007
1,750	MEGA Brands, Inc.(b)	15,972
88,621	Mega Uranium Ltd.(b)	34,319
26,300	Mercator Minerals Ltd.(b)	74,872
34,700	Methanex Corp.	1,027,798
42,625	Metro, Inc. - Class A	2,113,293
10,649	Midway Energy Ltd.(b)	49,821
21,343	Migao Corp.(b)	102,979
6,123	Minco Silver Corp.(b)	26,147
15,450	Minefinders Corp.(b)	225,739
10,731	Miranda Technologies, Inc.(b)	79,743
2,217	Mood Media Corp.(b)	7,170
175,600	Morguard Real Estate Investment Trust(d)	2,872,602
19,487	Morneau Shepell, Inc.	206,812
3,800	Mosaid Technologies, Inc.	134,906
44,077	Mullen Group Ltd.	1,026,441
61,037	NAL Energy Corp.	702,713
11,200	Neo Material Technologies, Inc.(b)	104,328
10,100	Nevada Copper Corp.(b)	55,497
154,800	New Gold, Inc.(b)	1,673,645

Shares		Value

CANADA (continued)
30,088	Newalta, Inc.	$396,156
22,900	NGEx Resources, Inc.(b)	88,201
9,200	Niko Resources Ltd.	632,720
7,300	Norbord, Inc.(b)	80,682
27,700	Nordion, Inc.	281,218
11,512	North American Energy Partners, Inc.(b)	69,280
37,480	North American Palladium Ltd.(b)	156,126
7,347	North West Co. Inc., (The)	155,560
10,624	Northern Dynasty Minerals Ltd.(b)	112,973
133,500	Northern Property Real Estate Investment Trust(d)	4,293,741
141,230	Northgate Minerals Corp.(b)	455,271
30,986	Northland Power, Inc.	525,379
5,653	Northwest Healthcare Properties Real Estate Investment Trust	69,520
19,800	Novagold Resources, Inc.(b)	197,907
45,901	NuVista Energy Ltd.	491,942
147,378	OceanaGold Corp.(b)	370,200
11,000	Oncolytics Biotech, Inc.(b)	48,930
25,600	Onex Corp.	959,749
23,756	Open Range Energy Corp.(b)	160,868
11,100	Open Text Corp.(b)(e)	749,217
1,052	Open Text Corp.(b)(e)	71,073
147,500	Opti Canada, Inc.(b)(c)(d)	18,525
35,400	Oromin Explorations Ltd.(b)	37,051
57,165	Orvana Minerals Corp.(b)	121,456
5,095	Pace Oil and Gas Ltd.(b)	34,395
5,800	Paladin Labs, Inc.(b)	260,725
21,700	PAN American Silver Corp.	654,782
15,900	Paramount Resources Ltd. - Class A(b)	557,486
1,300	Parex Resources, Inc.(b)	10,164
6,751	Parkland Fuel Corp.	86,273
471,246	Pason Systems, Inc.(d)	7,274,979
13,375	Patheon, Inc.(b)	28,697
32,800	Pembina Pipeline Corp.	866,473
25,772	Pengrowth Energy Corp.	334,474
19,769	Peregrine Diamonds Ltd.(b)	41,175
46,802	Perpetual Energy, Inc.	160,178
38,000	Petaquilla Minerals Ltd.(b)	29,033
39,527	PetroBakken Energy Ltd. - Class A	581,663
53,919	Petrobank Energy & Resources Ltd.(b)	835,210
22,117	Petrominerales Ltd.	705,559
22,100	Peyto Exploration & Development Corp.	538,940
113,000	Phoscan Chemical Corp.(b)	57,952
2,632	PHX Energy Services Corp.	28,622
2,500	Points International Ltd.(b)	23,549
489	Precision Drilling Corp.(b)(e)	8,425
120,336	Precision Drilling Corp.(b)(e)	2,078,124
7,351	Premium Brands Holdings Corp.	118,176

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CANADA (continued)
20,476	Primero Mining Corp.(b)	$88,509
94,819	Progress Energy Resources Corp.	1,375,468
816	Progressive Waste Solutions Ltd.	18,384
15,178	Provident Energy Ltd.	134,552
20,067	Pulse Seismic, Inc.(b)	40,325
9,975	QLT, Inc.(b)	68,800
94,695	Quadra FNX Mining Ltd.(b)	1,507,469
21,200	Quebecor, Inc. - Class B	672,533
8,500	Queenston Mining, Inc.(b)	62,274
73,300	Questerre Energy Corp.(b)	69,046
2,000	Reitmans (Canada) Ltd.	33,283
20,100	Reitmans (Canada) Ltd. - Class A	313,244
1,877	Resverlogix Corp.(b)	2,868
4,400	Richelieu Hardware Ltd.	125,951
12,800	Richmont Mines, Inc.(b)	99,940
102	Riocan Real Estate Investment Trust	2,771
12,906	Ritchie Bros. Auctioneers, Inc.	354,444
39,961	RMP Energy, Inc.(b)	99,542
9,531	Rock Energy, Inc.(b)	40,799
5,430	Rocky Mountain Dealerships, Inc.	57,400
34,412	Rogers Sugar, Inc.	192,328
65,449	RONA, Inc.	754,878
200	RuggedCom, Inc.(b)	4,124
26,189	Russel Metals, Inc.	638,108
14,890	Sabina Gold & Silver Corp.(b)	88,207
42,030	San Gold Corp.(b)	131,969
188,000	Sandvine Corp.(b)	421,079
41,381	Savanna Energy Services Corp.(b)	423,143
52,011	Scorpio Mining Corp.(b)	94,175
9,300	Secure Energy Services, Inc.(b)	87,019
33,400	SEMAFO, Inc.(b)	298,186
13,425	ShawCor Ltd. - Class A	421,529
157,400	Sherritt International Corp.	983,493
16,255	Sierra Wireless, Inc.(b)	175,233
9,300	Silver Standard Resources, Inc.(b)	254,437
26,400	Silvercorp Metals, Inc.	274,099
637	Softchoice Corp.(b)	5,694
19,435	Sonde Resources Corp.(b)	56,549
138,921	Southern Pacific Resource Corp.(b)	238,454
27,641	SouthGobi Resources Ltd.(b)	313,599
48,414	Sprott Resource Corp.(b)	256,397
63,270	Sprott Resource Lending Corp.(b)	108,601
9,346	Sprott, Inc.	81,384
50,200	St. Andrew Goldfields Ltd.(b)	41,507
19,119	Stantec, Inc.(b)	544,885
1,290	Stella-Jones, Inc.	49,807
36,093	Stornoway Diamond Corp.(b)	82,729
35,700	Sulliden Gold Corp. Ltd.(b)	69,124

Shares		Value

CANADA (continued)
24,366	SunOpta, Inc.(b)	$142,812
30,400	Superior Plus Corp.	347,129
8,300	Tanzanian Royalty Exploration Corp.(b)	51,601
59,200	Taseko Mines Ltd.(b)	264,571
32,758	Tembec, Inc.(b)	126,856
11,000	Terra Energy Corp.(b)	11,513
8,500	Theratechnologies, Inc.(b)	36,475
82,822	Thompson Creek Metals Co., Inc.(b)	748,948
11,300	TMX Group, Inc.	516,125
120,514	Torex Gold Resources, Inc.(b)	219,472
27,008	Toromont Industries Ltd.	514,182
24,298	Torstar Corp. - Class B	284,827
11,903	Total Energy Services, Inc.	194,345
1,870	Tourmaline Oil Corp.(b)	69,774
104,000	TransAlta Corp.	2,299,984
33,891	Transcontinental, Inc. - Class A	541,646
35,827	TransForce, Inc.	525,715
19,100	Transglobe Energy Corp.(b)	204,903
30,500	Trican Well Service Ltd.	798,372
8,600	Trilogy Energy Corp.	244,827
64,600	Trinidad Drilling Ltd.	675,445
67,373	Twin Butte Energy Ltd.(b)	176,991
53,440	Uex Corp.(b)	60,406
7,341	Uni-Select, Inc.	202,071
181,100	Uranium One, Inc.	638,764
39,856	Ur-Energy, Inc.(b)	64,657
5,538	Valener, Inc.	93,957
24,497	Veresen, Inc.	358,180
16,734	Vermilion Energy, Inc.	839,108
20,060	Vero Energy, Inc.(b)	113,795
637	Vicwest, Inc.	9,347
4,420	Virginia Mines, Inc.(b)	39,322
193,854	Viterra, Inc.	2,195,301
2,900	Wajax Corp.	108,054
36,361	Wesdome Gold Mines Ltd.	104,275
17,896	West Fraser Timber Co. Ltd.	856,168
38,338	Western Forest Products, Inc.(b)	30,897
15,246	Westfire Energy Ltd.(b)	111,698
6,300	Westjet Airlines Ltd.(d)	94,620
9,385	Westport Innovations, Inc.(b)	239,770
42,400	Wi-Lan, Inc.	399,837
11,348	Winpak Ltd.(d)	141,932
16,179	Winstar Resources Ltd.(b)	67,734
1,616	Xtreme Coil Drilling Corp.(b)	8,135
252,675	Yellow Media, Inc.	550,070
19,372	YM Biosciences, Inc.(b)	45,619
61,000	Yukon-Nevada Gold Corp.(b)	29,049
3,181	Zargon Oil & Gas Ltd.	64,223
62,000	Zarlink Semiconductor, Inc.(b)	238,150

		128,326,615

CAYMAN ISLANDS — 0.0%
51,013	Endeavour Mining Corp.(b)	120,665

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CAYMAN ISLANDS (continued)
68,617	Siem Offshore, Inc.(b)	$133,811

		254,476

CHILE — 0.1%
414,369	AES Gener SA	247,263
135,844	Aguas Andinas SA - Class A	78,092
164,971	Banmedica SA	308,310
114,351	Besalco SA	188,710
18,632	Cementos BIO BIO SA(d)	31,746
23,013	Cia Cervecerias Unidas SA	259,053
49,566	Cia General de Electricidad	276,259
126,976	Cia Sudamericana de Vapores SA	74,939
1,731,940	Colbun SA	461,472
50,487,302	CorpBanca SA	766,966
17,867	Cristalerias de Chile SA	218,700
61,317	E.CL SA	162,842
18,878	Embotelladora Andina SA - Class A, Preference Shares	74,687
24,008	Embotelladora Andina SA - Class B, Preference Shares	105,011
32,067	Empresa Nacional de Telecom Chile SA	646,947
1,192,791	Empresas Iansa SA	117,350
126,453	Empresas La Polar SA	140,964
20,702	Forus SA	59,730
12,790	Gasco SA(d)	86,664
200,535	Industrias Forestales SA	61,366
448,016	Inversiones Aguas Metropolitanas SA	701,157
779,973	Madeco SA(b)	37,507
502,005	Masisa SA	63,642
92,654	Multiexport Foods SA	32,201
3,570	Parque Arauco SA	7,413
119,886	PAZ Corp. SA	87,812
254,993	Ripley Corp. SA	299,303
63,454	Salfacorp SA	224,690
113,830	Sigdo Koppers SA	211,015
246,844	Socovesa SA	138,125
130,300	Sonda SA	344,619
186,725	Vina Concha y Toro SA	424,917
853,398	Vina San Pedro SA	7,182

		6,946,654

CHINA — 0.5%
132,000	361 Degrees International Ltd.	69,439
98,000	A8 Digital Music Holdings Ltd.(b)	15,340
150,000	AAC Acoustic Technologies Holdings, Inc.	345,662
402,000	Agile Property Holdings Ltd.	649,905
31,000	Ajisen China Holdings Ltd.	61,016
111,000	Alibaba.com Ltd.	154,670
454,000	Angang Steel Co. Ltd. - H Shares	469,510
70,000	Anhui Expressway Co. Ltd. - H Shares	47,153

Shares		Value

CHINA (continued)
86,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	$26,483
68,000	Anta Sports Products Ltd.	102,605
208,000	Anton Oilfield Services Group	40,032
232,500	Asia Cement China Holdings Corp.	205,540
96,000	Aupu Group Holding Co. Ltd.	10,347
552,000	AviChina Industry & Technology Co. - H Shares	322,966
124,000	Baoye Group Co. Ltd. - H Shares	82,256
112,000	BaWang International Group Holding Ltd.	18,394
241,500	BBMG Corp. - H Shares	350,766
478,000	Beijing Capital Land Ltd. - H Shares	153,328
34,000	Beijing Jingkelong Co. Ltd. - H Shares	42,752
406,000	Beijing North Star Co. Ltd. - H Shares	97,935
108,000	BYD Co. Ltd. - H Shares(b)	356,824
330,500	BYD Electronic International Co. Ltd.(b)	117,888
6,000	Catic Shenzhen Holdings Ltd(b)	2,771
516,000	China Aoyuan Property Group Ltd.	90,703
55,000	China Automation Group Ltd.	29,710
562,000	China Communications Services Corp. Ltd. - H Shares	284,110
168,000	China Huiyuan Juice Group Ltd.	92,690
43,000	China Lilang Ltd.	59,145
179,000	China Longyuan Power Group Corp. - H Shares	155,258
34,400	China Medical System Holdings Ltd.	33,148
61,200	China Metal Recycling Holdings Ltd.	81,822
419,678	China Molybdenum Co. Ltd. - H Shares	330,088
400,084	China National Building Material Co. Ltd. - H Shares	803,890
324,000	China National Materials Co. Ltd. - H Shares	239,453
200,000	China Nickel Resources Holding Co. Ltd.	23,609
100,000	China Qinfa Group Ltd.(b)	43,625
406,000	China Rare Earth Holdings Ltd.(b)	131,274
1,164,600	China Resources Microelec- tronics Ltd.	67,989
102,000	China SCE Property Holdings Ltd.	26,044
491,488	China Shanshui Cement Group Ltd.	595,934
54,000	China Shineway Pharmaceutical Group Ltd.	91,319

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CHINA (continued)
1,119,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	$318,767
514,000	China Shipping Development Co. Ltd. - H Shares	400,978
88,000	China Singyes Solar Technologies Holdings Ltd.	72,940
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	121,333
246,000	China Sunshine Paper Holdings Co. Ltd.	57,762
127,000	China Sunsine Chemical Holdings Ltd.	26,896
288,158	China Taisan Technology Group Holdings Ltd.	39,487
152,000	China Wireless Technologies Ltd.	32,570
41,000	China XLX Fertiliser Ltd.	11,918
191,000	China Yurun Food Group Ltd.	600,417
556,800	China Zhongwang Holdings Ltd.	264,335
140,000	Chinasoft International Ltd.(b)	49,758
264,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	56,907
314,000	Chongqing Machinery & Electric Co. Ltd.	92,261
44,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	18,179
82,000	Comtec Solar Systems Group Ltd.(b)	29,249
1,247,200	Country Garden Holdings Co.	640,103
49,000	CPMC Holdings Ltd.	26,154
442,000	Dalian Port PDA Co. Ltd. - H Shares	135,542
101,000	Delong Holdings Ltd.(b)(d)	31,874
25,600	Dongfang Electric Corp. Ltd. - H Shares	92,792
237,000	Dongyue Group	258,476
126,000	ENN Energy Holdings Ltd.	425,187
666,000	Evergrande Real Estate Group Ltd.	500,755
198,000	Fantasia Holdings Group Co. Ltd.	30,232
120,000	First Tractor Co. Ltd. - H shares	155,201
620,500	Fosun International	506,352
148,000	Golden Eagle Retail Group Ltd.	365,739
342,500	Great Wall Motor Co. Ltd. - H Shares	516,799
202,000	Great Wall Technology Co. Ltd. - H Shares	76,459
327,000	Greentown China Holdings Ltd.	292,858
644,000	Guangshen Railway Co. Ltd. - H Shares	252,022
241,753	Guangzhou Automobile Group Co. Ltd. - H Shares	291,577
32,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	33,093
280,731	Guangzhou R&F Properties Co. Ltd. - H Shares	362,361

Shares		Value

CHINA (continued)
62,400	Guangzhou Shipyard International Co. Ltd. - H Shares	$79,984
53,000	Hainan Meilan International Airport Co. Ltd. - H Shares	52,022
86,000	Haitian International Holdings Ltd.	104,166
324,000	Harbin Power Equipment Co. Ltd. - H Shares	426,526
323,000	Hidili Industry International Development Ltd.	236,228
644,000	Honghua Group Ltd.(b)	79,325
124,000	Huadian Power International Co. - H Shares(b)	22,911
448,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	177,619
37,500	International Mining Machinery Holdings Ltd.	37,049
141,000	Intime Department Store Group Co. Ltd.	236,274
363,000	JES International Holdings Ltd.(b)	76,875
178,000	Jiangsu Expressway Co. Ltd. - H Shares	171,291
92,000	Jingwei Textile Machinery - H Shares	72,951
351,000	Kaisa Group Holdings Ltd.(b)	127,452
163,000	Kasen International Holdings Ltd.(b)	28,652
228,000	Kingdee International Software Group Co. Ltd.	133,692
139,000	Kingsoft Corp. Ltd.	91,314
850,722	Lenovo Group Ltd.	540,314
263,000	Li Heng Chemical Fibre Technologies Ltd.	32,981
88,000	Li Ning Co. Ltd.	107,604
52,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	114,396
140,000	Lingbao Gold Co. Ltd. - H Shares	80,654
41,000	Little Sheep Group Ltd.	32,563
186,947	Longfor Properties Co. Ltd.	287,841
774,000	Maanshan Iron & Steel - H Shares	336,662
62,000	Maoye International Holdings Ltd.	29,593
249,000	Nam Cheong Ltd.(b)	37,843
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(b)	8,943
96,800	Pacific Online	53,407
236,000	Pacific Textile Holdings Ltd.	164,121
138,000	Pan Asia Environmental Protection Group Ltd.(b)	16,998
72,000	Parkson Retail Group Ltd.	101,250
256,000	PCD Stores Group Ltd.	61,752
129,000	Peak Sport Products Co. Ltd.	74,979
100,000	Powerlong Real Estate Holdings Ltd.	28,741

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

CHINA (continued)
316,000	Qingling Motors Co. Ltd. - H Shares	$107,445
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	68,774
67,000	Real Gold Mining Ltd.(c)	76,166
224,000	Regent Manner International Ltd.	74,439
2,215,430	Renhe Commercial Holdings Co. Ltd.	437,756
22,500	Sany Heavy Equipment International Holdings Co. Ltd.	22,720
8,091,806	Semiconductor Manufacturing International Corp.(b)	482,783
142,500	Shandong Chenming Paper Holdings Ltd. - H Shares	86,117
43,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	37,313
36,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	12,379
604,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	106,172
336,000	Shanghai Prime Machinery Co. Ltd. - H Shares	73,289
147,000	Shengli Oil&Gas Pipe Holdings Ltd.	24,331
44,000	Shenguan Holdings Group Ltd.	28,171
42,500	Shenji Group Kunming Machine Tool Co. Ltd. - H Shares	20,176
72,000	Shenzhen Expressway Co. Ltd. - H Shares	37,969
130,000	Shenzhou International Group Holdings Ltd.	191,153
1,312,765	Shui On Land Ltd.	581,112
116,000	Sichuan Expressway Co. Ltd. - H Shares	50,902
26,000	Silver Base Group Holdings Ltd.	23,819
784,000	Sino Dragon New Energy Holdings Ltd.(b)	83,493
1,481,060	Sino-Ocean Land Holdings Ltd.	830,439
348,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	145,116
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	74,159
44,093	Sinopharm Group Co.	128,425
93,000	Sinostar PEC Holdings Ltd.	14,211
357,500	Sinotel Technologies Ltd.(b)	69,772
735,000	Sinotrans Ltd. - H Shares	164,093
262,000	Sinotruk Hong Kong Ltd.	178,168
644,500	Soho China Ltd.	584,650
69,000	Sound Global Ltd.	38,680
136,000	SPG Land Holdings Ltd.	47,115
182,000	Sunny Optical Technology Group Co. Ltd.	50,674

Shares		Value

CHINA (continued)
136,000	SunVic Chemical Holdings Ltd.	$75,675
340,000	Tiangong International Co. Ltd.	78,961
116,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	33,191
220,000	Tianneng Power International Ltd.	131,824
301,500	Travelsky Technology Ltd. - H Shares	181,819
32,000	Tsingtao Brewery Co. Ltd. - H Shares	203,240
345,000	Uni-President China Holdings Ltd.	211,593
201,000	Weiqiao Textile Co. Ltd. - H Shares	136,686
298,000	West China Cement Ltd.	95,972
1,000	Wumart Stores, Inc. - H Shares	2,505
370,000	Wuyi International Pharmaceutical Co. Ltd.	34,181
400,000	Xiamen International Port Co. Ltd. - H Shares	71,852
198,000	Xingda International Holdings Ltd.	140,235
229,000	Xingye Copper International Group Ltd.	46,131
211,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	112,624
39,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	29,876
270,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	135,801
108,000	Yuzhou Properties Co.	34,227
103,000	Zhaojin Mining Industry Co. Ltd. - H Shares	205,372
192,000	Zhejiang Expressway Co. Ltd. - H Shares	135,247
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
193,000	Zhong An Real Estate Ltd.(b)	34,669
21,000	Zhongsheng Group Holdings Ltd.	44,297
58,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	171,163

		25,674,821

CYPRUS — 0.0%
188,321	Bank of Cyprus Public Co. Ltd.	411,311
39,567	Deep Sea Supply Plc(b)	80,467
330,735	Marfin Popular Bank Public Co. Ltd.(b)	247,122
29,500	ProSafe SE	220,471
50,396	Seabird Exploration Ltd.(b)	12,542
105,209	Songa Offshore SE(b)	582,291

		1,554,204

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

DENMARK — 0.3%
2,586	ALK-Abello A/S	$144,641
23,469	Alm Brand A/S(b)	50,244
8,231	Amagerbanken A/S(b)(c)(d)	0
602	Ambu A/S - Class B	16,487
6,604	Auriga Industries - Class B	113,997
11,199	Bang & Olufsen A/S(b)	132,837
6,074	Bavarian Nordic A/S(b)	80,247
154,433	Christian Hansen Holding A/S	3,568,295
16,963	D/S Norden	559,779
11,501	D/S Torm A/S(b)	41,857
1,723	DFDS A/S	141,234
158	DiBa Bank A/S(b)	1,402
7,982	DLH A/S - Class B(b)	17,550
38,254	DSV A/S	849,950
4,636	East Asiatic Co. Ltd. A/S	143,957
2,200	Fionia Bank A/S(b)(c)(d)	0
10,914	FLSmidth & Co. A/S	848,307
10,282	Genmab A/S(b)	79,760
84,755	GN Store Nord A/S	768,293
20,780	Greentech Energy Systems(b)	72,141
10,991	H. Lundbeck A/S	278,970
2,058	H+H International A/S - Class B(b)	21,037
2,374	Harboes Bryggeri A/S - Class B	48,534
1,598	IC Companys A/S	60,562
35,818	Jyske Bank A/S(b)	1,429,307
8,160	NeuroSearch A/S(b)	66,258
9,765	NKT Holding A/S	604,374
1,170	Nordjyske Bank A/S	20,309
250	Norresundby Bank A/S	7,570
2,819	Parken Sport & Entertainment A/S(b)	54,642
656	PER Aarsleff A/S - Class B	57,631
1,788	Ringkjoebing Landbobank A/S	220,705
2,433	Rockwool International A/S - Class B	287,417
1,885	Royal UNIBREW A/S	128,336
53	Sanistal A/S - Class B(b)	501
1,450	Satair A/S	160,525
6,597	Schouw & Co.	165,407
930	SimCorp A/S	172,194
5,327	Sjaelso Gruppen(b)	7,500
2,242	Solar Holdings A/S - Class B	147,885
13,875	Spar Nord Bank A/S(b)	115,071
38	Sparbank(b)	454
100	Sparekassen Faaborg A/S(b)	7,136
46,635	Sydbank A/S	1,094,628
2,206	Thrane & Thrane A/S	105,942
33	Tivoli A/S(b)	19,832
17,567	TK Development(b)	72,845
2,922	Topdanmark A/S(b)	524,115
57,742	TopoTarget A/S(b)	21,717
115,713	Topsil Semiconductor Materials(b)	21,425
6,393	Tryg A/S	348,450
2,586	Vestjysk Bank A/S(b)	18,853

Shares		Value

DENMARK (continued)
109	William Demant Holding AS(b)	$9,565

		13,930,675

FINLAND — 2.6%
16,339	Ahlstrom Oyj(d)	332,208
6,768	Alma Media Corp.	62,045
44,161	Amer Sports Oyj - Class A	671,356
1,830	Aspo Oyj	19,064
2,460	Atria Plc	21,562
1,400	Bank of Aland Plc - Class B(b)(d)	32,187
1,242	BasWare Oyj	44,491
10,346	Biotie Therapies Oyj(b)	7,136
17,038	Cargotec Corp. - Class B	661,014
576	Componenta Oyj(b)	4,784
9,068	Cramo Oyj	176,555
8,108	Digia Plc	36,000
25,098	Elisa Oyj	540,231
37,622	Finnair Oyj(b)	182,720
4,499	Finnlines Oyj(b)(d)	50,360
10,741	Fiskars Oyj Abp	229,346
11,650	F-Secure Oyj	37,330
3,898	Glaston Oyj Abp(b)	5,153
12,586	HKScan Oyj - A Shares	93,137
30,874	Huhtamaki Oyj	402,373
2,336	Ilkka-Yhtyma Oyj	22,691
42,204	Kemira Oyj	681,629
35,923	Kesko Oyj - Class B	1,397,298
12,000	Konecranes Oyj	382,274
6,679	Lassila & Tikanoja Oyj	109,407
3,203	Lemminkainen Oyj	108,157
2,192,127	Metso Oyj(d)	107,568,378
138,497	M-real Oyj - B Shares(b)	511,448
47,368	Neste Oil Oyj	622,099
25,231	Nokian Renkaat Oyj	1,184,074
7,038	Okmetic Oyj	52,183
3,700	Olvi Oyj - Class A	95,538
44,798	Oriola-KD Oyj - Class B	137,753
4,629	Orion Oyj - Class A	109,616
11,005	Orion Oyj - Class B	266,293
89,644	Outokumpu Oyj	958,990
4,487	Outotec Oyj	221,339
3,885	PKC Group Oyj	84,238
62,637	Pohjola Bank Plc	764,579
1,080	Ponsse Oyj	14,743
7,300	Poyry Oyj	97,552
50,572	Raisio Plc - V Shares	163,501
34,032	Ramirent Oyj	353,553
6,650	Rapala VMC Oyj(d)	59,817
42,825	Rautaruukki Oyj	876,265
53,123	Ruukki Group Oyj(b)	109,919
23,664	Sanoma Oyj	415,856
740	Scanfil Oyj	2,552
2,130	SRV Group Plc	17,292
3,193	Stockman Oyj Abp - Class A(d)	90,384
13,158	Stockman Oyj Abp - Class B	345,994

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

FINLAND (continued)
407,216	Stora Enso Oyj - Class R	$3,516,637
30,333	Talvivaara Mining Co. Plc(b)	213,897
5,683	Tecnotree Oyj(b)	3,511
675	Teleste Oyj	3,734
26,239	Tieto Oyj	389,472
5,260	Tikkurila Oyj	118,814
190,098	UPM-Kymmene Oyj	2,969,172
6,537	Uponor Oyj	96,748
1,578	Vacon Plc	90,697
1,874	Vaisala Oyj - Class A	61,287
39,936	Wartsila Oyj	1,152,850
45,716	YIT Oyj	1,014,904

		131,066,187

FRANCE — 3.3%
3,017	ABC Arbitrage	29,522
24,037	Accor SA	1,062,762
4,525	Aeroports de Paris	412,357
542	Affine SA REIT	14,034
71,687	Air France-KLM(b)	867,941
1,039,619	Alcatel-Lucent(b)	4,115,513
902	Ales Groupe	17,756
3,590	Altamir Amboise(b)	38,328
4,199	Alten Ltd.	156,873
1,321	ANF Immobilier REIT	62,639
1,003	April Group	22,959
23,193	Arkema SA	2,271,177
4,828	Assystem	110,374
14,721	Atos Origin SA	813,109
1,591	Audika SA	41,722
1,165	Aurea SA	14,480
1,370	Avanquest Software(b)	3,878
18,295	Avenir Telecom	21,556
811	Axway Software SA(b)	21,034
2,749	Beneteau SA	49,534
2,244	BioMerieux	248,602
61,344	Boiron SA(d)	2,618,804
1,340	Bonduelle SCA	128,871
2,102	Bongrain SA(d)	196,173
17,013	Bourbon SA	712,236
1,582	Boursorama(b)	18,254
8,888	Bureau Veritas SA	726,682
2,823	Canal Plus	19,146
56,186	Cap Gemini SA	2,775,230
590	Cegedim SA	31,876
2,131	Cegid Group	61,516
4,247	Ciments Francais SA	439,688
5,981	Club Mediterranee SA(b)	142,061
100,557	Compagnie Generale de Geophysique-Veritas(b)	3,401,316
804	Damartex SA(d)	25,994
863	Delachaux SA	99,712
17,041	Derichebourg SA(b)	113,078
1,298	Devoteam SA	34,075
19,445	Edenred	560,489
12,611	Eiffage SA	691,581

Shares		Value

FRANCE (continued)
845	Electricite de Strasbourg(d)	$133,682
332	Entrepose Contracting	44,991
517	Eramet	144,342
605	Esso Ste Anonyme Francaise	74,154
8,604	Etablissements Maurel Et Prom	197,810
392	Etam Developpement SA(b)	13,530
38,319	Euler Hermes SA	3,374,125
3,834	Euro Disney SCA Non-Registered Shares(b)	37,132
817	Eurofins Scientific	73,877
13,937	Eutelsat Communications	601,485
1,226	Exel Industries SA - Class A(d)	75,592
1,115	Faiveley Transport	93,742
5,022	Faurecia	195,052
2,609	Fimalac	103,994
539	Fleury Michon SA	26,751
521	Flo Groupe	4,357
5,318	Fonciere Des Regions REIT	519,620
8,594	GameLoft SA(b)	59,521
202	Gaumont SA(d)	10,885
3,888	Gecina SA REIT	540,736
17,453	Gemalto NV	833,478
7,612	GFI Informatique(b)	42,876
3,341	GL Events	115,697
159,247	Groupe Eurotunnel SA	1,702,442
9,873	Groupe Partouche SA(b)	34,615
10,663	Groupe Steria SCA	270,428
528	Guerbet	61,529
1,226	Guyenne et Gascogne SA	166,986
4,607	Haulotte Group SA(b)	87,911
125,206	Havas SA	588,303
4,715	ICADE REIT	543,559
2,382	Iliad SA	305,990
10,335	Imerys SA	711,409
5,090	IMS International Metal Service(b)	109,708
4,876	Ingenico	206,022
207	Inter Parfums SA	7,219
527	Ipsen SA	17,216
113,180	IPSOS(d)	5,367,569
16,879	JC Decaux SA(b)	466,395
54	Kaufman & Broad SA(b)	1,397
19,633	Klepierre REIT	736,301
2,636	Korian	60,906
33,602	Lagardere SCA	1,309,432
863	Laurent-Perrier	120,285
902	LISI	88,782
8,402	M6-Metropole Television	192,261
4,416	Manitou BF SA(b)	135,030
860	Manutan International	60,180
89,364	Medica SA	1,873,467
2,718	Meetic(b)	58,426
106,195	Mersen(d)	5,749,673
4,932	METabolic Explorer SA(b)	34,371
6,018	Modelabs Group(b)(d)	36,232
408	Montupet(b)	4,139

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
1,975	MR Bricolage(d)	$34,906
738	Naturex	55,450
129,937	Neopost SA	10,399,590
70,597	Nexans SA	6,114,877
14,322	Nexity	644,237
1,819	NicOx SA(b)	4,190
1,118	Norbert Dentressangle SA	130,766
7,303	NRJ Group	88,672
10,683	Oeneo(b)	32,850
6,698	Orpea	328,336
25,532	PagesJaunes Groupe	203,063
1,368	Parrot SA(b)	42,950
79,580	Peugeot SA	3,034,821
1,554	Pierre & Vacances	122,812
9,912	Plastic-Omnium SA	344,671
12,369	Rallye SA	483,517
6,947	Recylex SA(b)	56,998
4,460	Remy Cointreau SA	398,615
90,400	Rexel SA	1,971,176
17,602	Rhodia SA	797,976
47,080	Rubis	2,748,938
2,968	Sa Des Ciments Vicat	219,634
2,979	Saft Groupe SA	96,869
1,023	Sartorius Stedim Biotech	73,527
118,128	SCOR SE	3,051,054
6,382	SEB SA	630,369
1,243	Seche Environnement SA	99,752
2,300	Sechilienne-Sidec	54,861
11,012	Sequana	132,693
6,704	Societe BIC SA	633,852
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	360,791
25,336	Societe Television Francaise 1	484,738
18,336	SOITEC(b)	164,669
806	Somfy SA(d)	240,883
811	Sopra Group SA	60,772
2,241	Ste Industrielle d’Aviation Latecoere SA(b)	32,555
1,316	STEF-TFE	83,637
62	Sucriere de Pithiviers-Le-Vieil	74,959
1,777	Sword Group	44,097
990	Synergie SA	18,109
25,071	Technicolor SA(b)	139,127
10,235	Teleperformance	264,501
49,203	Thales SA	2,107,215
23,020	Theolia SA(b)	39,362
2	Total Gabon	1,011
749	Transgene SA(b)	12,162
3,123	Trigano SA	83,467
30,673	UBISOFT Entertainment(b)	256,776
1,036	Union Financiere de France BQE SA	36,993
20,418	Valeo SA	1,257,752
759,200	Vallourec SA(d)	77,584,711
1,470	Viel et Compagnie	7,393

Shares		Value

FRANCE (continued)
822	Vilmorin & Cie	$89,105
1,248	Virbac SA	218,688
113	VM Materiaux SA	7,290
424	Vranken - Pommery Monopole	20,842
4,045	Zodiac Aerospace	351,469

		168,693,640

GERMANY — 1.9%
26,150	Aareal Bank AG(b)	777,616
2,064	Adlink Internet Media AG(b)	9,063
14,628	ADVA AG Optical Networking(b)	90,214
2,506	Advanced Inflight Allianz AG	12,311
652	Agennix AG(b)	2,818
14,744	Air Berlin Plc(b)	63,133
16,739	Aixtron AG	451,703
663	Allgeier Holding AG	11,604
8,988	Alstria Office AG REIT	130,957
337	Amadeus Fire AG	16,246
17,659	Arques Industries AG(b)	81,629
510	AS Creation Tapeten	21,464
3,371	Asian Bamboo AG	110,681
5,131	Augusta Technologie AG	126,812
19,475	Aurubis AG	1,204,420
6,029	Axel Springer AG	267,257
3,979	Baader Bank AG	15,649
18,535	Balda AG(b)	223,744
4,420	Bauer AG	179,673
7,240	BayWa AG	297,375
5,853	Bechtle AG	268,538
1,174	Bertrandt AG	84,532
106,785	Bilfinger Berger AG	10,544,393
1,210	Biotest AG	88,324
16,137	Borussia Dortmund GmbH & Co. KGAA(b)	60,728
6,312	Brenntag AG	645,131
14,222	Carl Zeiss Meditec AG	316,446
36,266	Celesio AG	699,067
2,610	Cenit AG	18,677
5,025	Centrosolar Group AG(b)	25,026
2,684	CENTROTEC Sustainable AG	65,737
4,960	Centrotherm Photovoltaics AG(b)	170,550
2,219	Cewe Color Holding AG	97,313
11,684	Comdirect Bank AG	122,139
2,049	CompuGroup Holding AG	29,589
45,594	Conergy AG(b)	52,739
6,235	Constantin Medien AG(b)	15,320
5,696	COR&FJA AG(b)	13,742
9,100	CropEnergies AG	71,303
4,840	CTS Eventim AG	176,787
4,797	Curanum AG(b)	18,611
8,573	DAB Bank AG	42,746
894	Delticom AG	93,428
3,835	Demag Cranes AG	255,027
3,513	Deutsche Beteiligungs AG	93,259

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

GERMANY (continued)
75,397	Deutsche Lufthansa AG	$1,522,154
13,256	Deutsche Wohnen AG	215,238
38,557	Deutz AG(b)	373,359
12,345	Dialog Semiconductor Plc(b)	243,285
13,164	Douglas Holdings AG	635,275
953	Draegerwerk AG & Co. KGaA	92,583
8,053	Drillisch AG	98,947
1,370	Duerr AG	61,321
4,400	DVB Bank SE(d)	156,795
499	Eckert & Ziegler AG	20,327
6,649	Elmos Semiconductor AG	87,333
148,030	ElringKlinger AG	4,424,266
1,475	Envitec Biogas AG(b)	22,042
4,288	Epigenomics AG(b)	7,579
1,842	Euromicron AG	55,450
42,200	Evotec AG(b)	127,884
52,667	Fielmann AG	5,541,863
24,470	Fraport AG Frankfurt Airport Services Worldwide	1,966,911
57,238	Freenet AG	692,672
3,960	Fuchs Petrolub AG	192,526
93,966	GEA Group AG	3,276,267
4,764	Generali Deutschland Holding AG	538,666
10,310	Gerresheimer AG	522,804
4,474	Gerry Weber International AG	148,503
1,842	Gesco AG	177,123
83,025	GFK AG(d)	4,149,222
5,545	GFT Technologies AG	26,054
25,605	Gildemeister AG(b)	471,121
6,423	Grammer AG(b)	151,175
3,246	Grenkeleasing AG	194,497
2,247	H&R WASAG AG	64,607
3,717	Hamborner AG REIT	37,974
4,192	Hamburger Hafen und Logistik AG	167,755
32,309	Hannover Rueckversicherung AG	1,682,209
1,410	Hawesko Holding AG	75,946
93,013	Heidelberger Druckmaschinen AG(b)	264,228
5,183	Highlight Communications AG(b)	30,676
25,641	Hochtief AG	2,063,615
3,136	Homag Group AG	66,533
11,123	Indus Holding AG	345,866
1,088	Interseroh SE	79,450
8,503	Intershop Communications AG(b)	36,349
1,492	Isra Vision AG	42,834
50,597	IVG Immobilien AG(b)	348,684
19,072	Jenoptik AG(b)	148,615
10,092	Kabel Deutschland Holding AG(b)	569,392
56,091	Kloeckner & Co. SE	1,370,157
2,368	Koenig & Bauer AG	45,731

Shares		Value

GERMANY (continued)
23,884	Kontron AG	$239,890
5,779	Krones AG	443,261
210	KSB AG(d)	170,960
4,869	KUKA AG(b)	129,991
1,410	KWS Saat AG	296,916
35,935	Lanxess AG	2,899,833
641	Leifheit AG	18,605
11,102	Leoni AG	625,020
5,216	Loewe AG(b)	29,980
860	LPKF Laser & Electronics AG	14,211
1,062	Manz Automation AG(b)	39,722
9,695	Medigene AG(b)	18,793
9,511	Medion AG(b)(d)	174,930
20,041	MLP AG	184,157
6,268	Morphosys AG(b)	177,474
60,758	MTU Aero Engines Holding AG	4,499,623
504	Muehlbauer Holding AG & Co. KGaA	22,197
6,195	MVV Energie AG(d)	200,821
1,551	Nemetschek AG	69,957
1,049	Nexus AG(b)	10,883
17,404	Nordex SE(b)	125,615
255	OHB Technology AG	4,664
11,569	Patrizia Immobilien AG(b)	77,349
1,866	Pfeiffer Vacuum Technology AG	209,139
2,196	Pfleiderer AG(b)	1,799
1,862	Phoenix Solar AG	40,668
26,682	PNE Wind AG	75,529
28,384	Praktiker Bau- und Heimwerkermaerkte AG	100,087
366	Progress-Werk Oberkirch AG	22,632
1,378	PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie	37,512
1,040	Puma AG	320,694
4,350	PVA TePla AG	27,127
26,233	Q-Cells SE(b)	46,213
23,844	QSC AG(b)	88,977
518	R Stahl AG	19,762
15,418	Rational AG(d)	4,187,145
746	REpower Systems AG	152,965
24,284	Rheinmetall AG	2,038,148
57,424	Rhoen Klinikum AG	1,434,074
2,252	Roth & Rau AG(b)	70,786
7,824	SAF-Holland SA(b)	88,252
1,579	SAG Solarstrom AG	9,824
19,681	Salzgitter AG	1,438,873
475	Sartorius AG	24,912
74	Schaltbau Holding AG	8,187
22,076	SGL Carbon AG(b)	1,154,015
1,503	Silicon Sensor International AG(b)	21,813
22,170	Singulus Technologies(b)	111,337
7,982	Sixt AG	208,743

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

GERMANY (continued)
1,794	SKW Stahl-Metallurgie Holding AG	$43,823
65,261	Sky Deutschland AG(b)	309,173
1,104	SMA Solar Technology AG	101,526
508	SMT Scharf AG	14,738
15,942	Software AG	780,447
3,620	Solar Millennium AG(b)	76,724
1,540	Solar-Fabrik AG(b)	7,833
44,281	Solarworld AG	506,858
571	Solon SE(b)	1,542
23,695	Stada Arzneimittel AG	905,833
904	STINAG Stuttgart Invest AG(d)	23,381
2,302	Stratec Biomedical Systems AG	107,386
38,576	Suedzucker AG	1,363,580
8,661	Suess Microtec(b)	108,496
4,010	Sunways AG(b)	16,883
342,052	Symrise AG	9,360,549
20,802	TAG Immobilien AG(b)	208,935
5,579	Takkt AG	92,069
546	Telegate AG	5,512
326	Tipp24 SE(b)	15,798
21,467	Tognum AG	822,047
1,445	Tom Tailor Holding AG(b)	30,833
2,382	Tomorrow Focus AG	13,725
109,287	TUI AG(b)	1,013,819
25,618	United Internet AG	519,398
4,039	Verbio AG(b)	18,322
1,861	Vossloh AG	236,710
4,558	VTG AG	117,561
14,682	Wacker Neuson SE	259,594
53,941	Wincor Nixdorf AG	3,385,555
15,008	Wirecard AG	259,428
347	XING AG(b)	30,420
1,609	Zhongde Waste Technology AG	20,715

		94,990,662

GIBRALTAR — 0.0%
32,776	Bwin.Party Digital Entertainment Plc(b)	73,659

GREECE — 0.2%
1,181	Aegean Airlines SA(b)	2,987
9,408	Agriculture Bank of Greece(b)	10,680
8,829	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)	4,567
241,080	Alpha Bank AE(b)	1,060,012
49,957	Anek Lines SA(b)(d)	12,921
1,098	Astir Palace Hotel SA(b)	3,503
5,236	Athens Medical Center SA(b)	3,160
2,823	Athens Water Supply & Sewage Co. SA (The)	16,875
22,994	Attica Bank(b)	23,789
7,868	Bank of Greece (d)	281,735
10,833	Coca-Cola Hellenic Bottling Co. SA(b)	280,966

Shares		Value

GREECE (continued)
36,991	Corinth Pipeworks SA(b)	$72,819
24,331	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	11,887
140,862	EFG Eurobank Ergasias SA(b)	548,519
49,950	Ellaktor SA	193,788
3,862	Elval Aluminium Process Co.(b)	8,269
3,298	Euromedica SA(b)	1,516
3,637	Folli Follie Group(b)	48,079
22,434	Forthnet SA(b)	13,217
6,358	Fourlis Holdings SA(b)	37,274
9,171	Frigoglass SA(b)	122,554
29,758	GEK Terna Holding Real Estate Construction SA	84,236
4,665	Geniki Bank(b)	6,100
3,107	Halcor SA(b)	4,420
7,525	Hellenic Exchanges SA Holding Clearing Settlement and Registry	52,766
36,869	Hellenic Petroleum SA	340,114
38,717	Hellenic Telecommunications Organization SA	323,782
6,924	Heracles General Cement Co.(b)	39,498
2,248	Iaso SA	3,715
30,523	Intracom Holdings SA(b)	18,859
4,081	Intracom SA Technical & Steel Constructions(b)	3,988
21,020	Intralot SA-Integrated Lottery Systems & Services	38,359
17,378	JUMBO SA	122,605
6,779	Lambrakis Press SA(b)	2,240
2,850	Lamda Development SA(b)	15,357
294,962	Marfin Investment Group SA(b)	190,725
7,852	Metka SA	92,968
7,918	Motor Oil (Hellas) Corinth Refineries SA	89,882
39,658	Mytilineos Holdings SA(b)	278,656
325,705	National Bank of Greece SA(b)	2,213,675
31,166	OPAP SA	517,239
626,131	Piraeus Bank SA(b)	809,722
787	Piraeus Port Authority	14,475
26,724	Proton Bank SA(b)	21,888
16,424	Public Power Corp. SA	202,250
3,062	S&B Industrial Minerals SA(b)	18,875
5,750	Sarantis SA(b)	24,291
13,412	Sidenor Steel Products Manufacturing Co. SA(b)	59,164
12,534	T Bank SA(b)	720
3,630	Teletypos SA Mega Channel(b)(d)	8,554
7,215	Terna Energy SA	26,955
1,070	Thessaloniki Port Authority SA	20,203
12,100	Titan Cement Co. SA	249,149
33,349	TT Hellenic Postbank SA(b)	120,757

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

GREECE (continued)
40,949	Viohalco(b)	$244,185

		9,019,489

HONG KONG — 1.4%
160,000	Alco Holdings Ltd.	66,925
78,000	Allan International Holdings Ltd.	29,624
30,000	Allied Group Ltd.(d)	100,850
1,753,693	Allied Properties HK Ltd.(d)	344,269
2,008,000	Amax Holdings Ltd.(b)(c)	30,402
5,394,000	AMVIG Holdings Ltd.(d)	3,315,126
128,000	Anxin-China Holdings Ltd.(b)	33,667
1,540,000	Apac Resources Ltd.(b)	82,002
84,000	APT Satellite Holdings Ltd.(b)	18,430
365,000	Artel Solutions Group Holdings Ltd.(b)	7,774
576,000	Artini China Co. Ltd.(b)	18,402
142,000	Asia Financial Holdings Ltd.(d)	60,854
58,000	Asia Satellite Telecommunications Holdings Ltd.	130,233
387,877	Asia Standard International Group Ltd.	95,554
121,000	Asian Citrus Holdings Ltd.	105,106
372,800	ASM Pacific Technology Ltd.	4,094,522
80,000	Associated International Hotels Ltd.(b)(d)	176,552
958,000	Avic International Holding HK Ltd.(b)	45,480
42,000	Bauhaus International Holdings Ltd.	19,077
914,000	Beijing Capital International Airport Co. Ltd. - H Shares(b)	429,221
89,000	Beijing Development HK Ltd.(b)	14,731
193,000	Beijing Enterprises Holdings Ltd.	974,441
315,000	Beijing Enterprises Water Group Ltd.(b)	85,280
256,000	Beijing Properties Holdings Ltd.(b)	22,007
408,000	Beijing Yu Sheng Tang Pharmaceutical Group Ltd.(b)	7,067
504,000	Bel Global Resources Holdings Ltd.(b)(c)	9,183
114,000	Bio-Dynamic Group Ltd.(b)	14,188
906,000	Birmingham International Holdings Ltd(b)(c)	17,670
144,000	Bonjour Holdings Ltd.	25,867
696,000	Bosideng International Holdings Ltd.	204,502
218,000	Bossini International Holdings Ltd.	23,775
421,000	Brightoil Petroleum Holdings Ltd.	158,272
482,000	Brilliance China Automotive Holdings Ltd.(b)	615,352
1,896,000	Burwill Holdings Ltd.(b)	71,765

Shares		Value

HONG KONG (continued)
775,000	C C Land Holdings Ltd.	$291,355
64,000	Cafe de Coral Holdings Ltd.	161,278
510,000	Capital Estate Ltd.(b)	17,995
247,656	Central China Real Estate Ltd.	68,637
187,900	Centron Telecom International Holdings Ltd.	33,994
718,800	Century City International Holdings Ltd.	52,570
425,000	Century Sunshine Group Holdings Ltd.(b)	13,087
3,034,446	Champion Technology Holdings Ltd.	61,516
1,206,560	Chaoda Modern Agriculture Holdings Ltd.	483,011
840,000	Chaoyue Group Ltd.(b)(d)	37,184
108,000	Chen Hsong Holdings	50,718
116,186	Cheuk Nang Holdings Ltd.	58,140
80,000	Chevalier International Holdings Ltd.(d)	105,726
275,000	Chevalier Pacific Holdings Ltd.	9,880
1,010,000	Chia Tai Enterprises International Ltd.(b)	33,046
825,000	China Aerospace International Holdings Ltd.	85,742
460,798	China Agri-Industries Holdings Ltd.	519,700
490,857	China BlueChemical Ltd. - H Shares	382,294
640,000	China Boon Holdings Ltd.(b)	18,641
336,000	China Chengtong Development Group Ltd.	20,478
160,000	China Digital Licensing Group Ltd.(b)	5,440
895,000	China Dongxiang Group Co.	204,407
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	11,086
454,000	China Energine International Holdings Ltd.(b)	26,505
1,886,000	China Energy Development Holdings Ltd.(b)	38,718
245,000	China Everbright International Ltd.	93,678
384,000	China Everbright Ltd.	688,798
71,411	China Flavors & Fragrances Co. Ltd.(b)	14,385
262,000	China Foods Ltd.	228,593
228,000	China Gas Holdings Ltd.	85,715
3,274,000	China Grand Forestry Green Resources Group Ltd.(b)	60,071
168,000	China Green Holdings Ltd.	92,905
446,000	China Haidian Holdings Ltd.	61,231
46,000	China High Precision Automation Group Ltd.	31,931
138,000	China High Speed Transmission Equipment Group Co. Ltd.	107,655
1,002,000	China Infrastructure Investment Ltd.(b)	31,498

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
672,000	China Mandarin Holdings Ltd.(b)	$22,418
165,000	China Mengniu Dairy Co. Ltd.	571,612
264,148	China Merchants Holdings International Co. Ltd.	938,816
212,000	China Metal International Holdings, Inc.	51,954
1,980,000	China Mining Resources Group Ltd.(b)	46,999
1,140,000	China Oil and Gas Group Ltd.(b)	100,927
96,000	China Overseas Grand Oceans Group Ltd.	139,188
374,000	China Pharmaceutical Group Ltd.	169,875
216,000	China Power International Development Ltd.	54,043
560,000	China Power New Energy Development Co. Ltd.(b)	33,411
480,000	China Precious Metal Resources Holdings Co. Ltd.(b)	99,156
276,000	China Properties Group Ltd.(b)	90,303
308,000	China Public Procurement Ltd.(b)(c)(d)	26,873
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	37,291
182,000	China Resources Cement Holdings Ltd.	174,907
186,000	China Resources Enterprise Ltd.	807,840
96,800	China Resources Gas Group Ltd.	143,081
278,000	China Resources Land Ltd.	545,032
204,000	China Resources Power Holdings Co. Ltd.	397,334
530,000	China Seven Star Shopping Ltd.(b)	4,216
1,130,000	China Solar Energy Holdings Ltd.(b)	14,354
16,000	China Sonangol Resources Enterprise Ltd.(b)	2,566
296,000	China South City Holdings Ltd.	48,613
435,000	China Starch Holdings Ltd.	22,326
313,440	China State Construction International Holdings Ltd.	314,094
2,205,000	China Strategic Holdings Ltd(b)	59,413
134,000	China Taiping Insurance Holdings Co. Ltd.(b)	308,447
3,700,000	China Timber Resources Group Ltd.(b)	175,654
476,000	China Ting Group Holdings Ltd.	49,470
1,198,000	China Travel International Investment Hong Kong Ltd.	249,015
131,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	47,063
128,000	China Water Affairs Group Ltd.	42,044
1,640,000	China Windpower Group Ltd.(b)	126,255

Shares		Value

HONG KONG (continued)
2,752,000	China Yunnan Tin Minerals Group Co. Ltd.(b)	$21,186
90,000	China Zenith Chemical Group Ltd.(b)	7,160
76,000	China-Hongkong Photo Products Holdings Ltd.	7,119
120,000	ChinaVision Media Group Ltd.(b)	5,312
69,000	Chong Hing Bank Ltd.	145,724
86,000	Chow Sang Sang Holdings International Ltd.	324,966
214,000	Chu Kong Shipping Development	43,933
264,000	Chuang’s China Investments Ltd.(b)	14,735
541,500	Chuang’s Consortium International Ltd.(b)	67,394
62,000	CIMC Enric Holdings Ltd.(b)	26,569
224,000	Citic 1616 Holdings Ltd.	52,596
222,000	Citic 21CN Co. Ltd.(b)	24,212
397,000	Citic Pacific Ltd.	860,856
1,009,000	Citic Resources Holdings Ltd.(b)	186,426
77,000	City Telecom HK Ltd.	43,668
1,294,000	CK Life Sciences International Holdings, Inc.	78,034
68,000	Clear Media Ltd.(b)	32,980
516,000	Coastal Greenland Ltd.(b)	28,138
151,387	Comba Telecom Systems Holdings Ltd.	139,077
870,000	Continental Holdings Ltd.	16,633
308,000	Cosco International Holdings Ltd.	165,584
658,000	Cosco Pacific Ltd.	1,068,841
38,000	Coslight Technology International Group Ltd.(b)	16,480
380,000	Cosmos Machinery	42,906
375,000	Cosway Corp Ltd.	43,785
756,000	CP Pokphand Co.	80,511
44,000	Cross-Harbour Holdings Ltd.	38,277
3,470,000	CSI Properties Ltd.(b)	120,212
8,712,000	CST Mining Group Ltd.(b)	225,799
752,000	Culture Landmark Investment Ltd.(b)	17,850
350,000	Culturecom Holdings Ltd.(b)	41,315
167,000	DaChan Food Asia Ltd.	40,069
168,000	Dah Chong Hong Holdings Ltd.	220,731
178,640	Dah Sing Banking Group Ltd.	237,919
67,050	Dah Sing Financial Holdings Ltd.	325,625
443,000	Dan Form Holdings Co. Ltd.(b)	42,630
192,000	Daphne International Holdings Ltd.	206,442
132,000	Dawnrays Pharmaceutical Holdings Ltd.	48,778
244,000	DBA Telecommunication Asia Holdings Ltd.	76,702

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
3,330,000	Dejin Resources Group Co. Ltd.(b)	$91,008
98,050	Dickson Concepts International Ltd.	74,226
121,000	Digital China Holdings Ltd.	206,486
5,631	Digitalhongkong.com(b)	831
80,000	DVN Holdings Ltd.	4,619
339,699	Dynamic Energy Holdings Ltd.(b)	26,152
110,000	Dynasty Fine Wines Group Ltd.	31,051
146,000	Eagle Nice International Holdings Ltd.	30,160
58,000	EcoGreen Fine Chemicals Group Ltd.	19,647
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	42,798
325,000	Emperor Entertainment Hotel Ltd.	75,060
762,419	Emperor International Holdings Ltd.	175,106
280,000	Emperor Watch & Jewellery Ltd.	60,356
446,943	Enerchina Holdings Ltd.(b)	6,079
616,000	ENM Holdings Ltd.(b)	46,632
720,000	EPI Holdings Ltd.(b)	20,324
542,000	eSun Holdings Ltd.(b)	146,736
272,000	EVA Precision Industrial Holdings Ltd.	102,954
230,000	Extrawell Pharmaceutical Holdings Ltd.(b)	17,411
9,500	Fairwood Ltd.	14,627
574,116	Far East Consortium International Ltd.(d)	125,228
550,400	First Pacific Co. Ltd.	554,372
222,000	Fountain SET Holdings Ltd.	41,872
1,362,000	Franshion Properties China Ltd.	375,724
316,000	Frasers Property China Ltd.(b)	7,623
1,815,000	Freeman Financial Corp. Ltd.(b)	27,945
116,000	Fufeng Group Ltd.	69,507
18,000	Fujikon Industrial Holdings Ltd.	2,933
682,000	Fushan International Energy Group Ltd.	385,026
887,000	GCL Poly Energy Holdings Ltd.	499,622
970,000	Geely Automobile Holdings Ltd.	384,577
498,000	Genting Hong Kong Ltd.(b)(d)	217,251
1,996,000	Get Nice Holdings Ltd.	128,051
366,000	Giordano International Ltd.	278,947
767,200	Global Bio-Chem Technology Group Co. Ltd.	283,501
2,392,000	Global Green Tech Group Ltd.(b)(c)	26,701
132,000	Global Sweeteners Holdings Ltd.(b)	29,300
470,000	Glorious Property Holdings Ltd.(b)	144,731

Shares		Value

HONG KONG (continued)
184,000	Glorious Sun Enterprises Ltd.	$73,895
297,000	Gold Peak Industries Holding Ltd.	38,870
40,000	Goldbond Group Holdings Ltd.	2,258
676,000	Golden Meditech Co. Ltd.(b)	112,757
1,930,000	Golden Resorts Group Ltd.(b)	237,729
238,000	Golden Resources Development International Ltd.	15,269
146,000	Goldin Properties Holdings Ltd.(b)	58,072
65,000	Goldlion Holdings Ltd.	26,938
1,772,600	GOME Electrical Appliances Holdings Ltd.	836,974
120,000	Good Fellow Resources Holdings Ltd.(b)(c)	7,160
16,000	Good Friend International Holdings, Inc.	12,995
80,000	Goodtop Tin International Holdings Ltd(b)	14,063
219,960	Great Eagle Holdings Ltd.	725,321
5,079,000	G-Resources Group Ltd.(b)	404,039
534,000	Guangdong Investment Ltd.	288,454
358,000	Guangnan Holdings	60,633
256,191	GZI Transportation Ltd.	118,666
57,000	Haier Electronics Group Co. Ltd.(b)	69,406
198,000	Hang Ten Group Holdings Ltd.	56,145
160,000	Hannstar Board International Holdings Ltd.	17,450
96,000	Hans Energy Co. Ltd.(b)	2,303
115,000	Harbour Centre Development Ltd.	152,866
219,000	Henderson Investment Ltd.	19,108
996,975	Heng Tai Consumables Group Ltd.	97,219
31,500	Hengan International Group Co. Ltd.	273,825
222,000	Hengdeli Holdings Ltd.	110,234
492,000	Hi Sun Technology (China) Ltd.(b)	171,076
1,099,035	HKC Holdings Ltd.(b)	45,125
334,000	HKR International Ltd.	189,418
186,000	Hon Kwok Land Investment Co. Ltd.(d)	66,823
7,200	Hong Kong Aircraft Engineering Co. Ltd.	100,696
81,000	Hong Kong Ferry (Holdings) Co. Ltd.	75,037
144,000	Hong Kong Resources Holdings Co. Ltd.	9,977
379,500	Hongkong & Shanghai Hotels (The)(d)	599,896
651,700	Hongkong Chinese Ltd.	114,557
140,000	Hopewell Highway Infrastructure Ltd.	90,175
284,500	Hopewell Holdings Ltd.	921,716
332,000	Hopson Development Holdings Ltd.	303,725

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
166,000	Hsin Chong Construction Group Ltd.	$29,393
328,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	88,799
184,000	Huabao International Holdings Ltd.	155,817
536,000	Huafeng Group Holdings Ltd.(b)	20,632
259,631	Hung Hing Printing Group Ltd.	83,282
1,042,000	Huscoke Resources Holdings Ltd.	34,761
1,000,000	Hutchison Harbour Ring Ltd.	103,929
855,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	303,878
206,000	Hybrid Kinetic Group Ltd.(b)	3,119
20,000	Hycomm Wireless Ltd.(b)	8,648
742,000	IDT International Ltd.(b)(d)	14,852
856,000	Imagi International Holdings Ltd.(b)	36,244
755,000	Inspur International Ltd.	32,452
352,500	Interchina Holdings Co.(b)	67,391
120,000	iOne Holdings Ltd.	1,724
445,000	IPE Group Ltd.	55,384
398,000	IT Ltd.	391,170
66,000	ITC Properties Group Ltd.(b)	16,174
145,000	Jinchuan Group International Resources Co. Ltd(b)	57,674
209,000	Jinhui Holdings Ltd.(b)(d)	43,174
306,000	Jiuzhou Development Co. Ltd.(b)	21,202
290,000	JLF Investment Co. Ltd.	25,302
592,500	Johnson Electric Holdings Ltd.	348,943
308,000	Joyce Boutique Holdings Ltd.	41,890
390,000	Ju Teng International Holdings Ltd.	102,082
759,579	K Wah International Holdings Ltd.	266,066
2,140,000	Kai Yuan Holdings Ltd.(b)	67,821
282,000	Kam Hing International Holdings Ltd.	32,926
450,000	Kantone Holdings Ltd.	4,966
42,000	Keck Seng Investments	19,777
101,000	King Stone Energy Group Ltd(b)	25,270
232,500	Kingboard Chemical Holdings Ltd.	1,105,261
313,000	Kingboard Laminates Holdings Ltd.	187,549
196,000	Kingmaker Footwear Holdings Ltd.	37,974
206,666	Kingway Brewery Holdings Ltd.	58,867
300,000	Kiu Hung Energy Holdings Ltd.(b)	5,889
2,040,000	Ko Yo Ecological Agrotech Group Ltd.(b)	45,806
288,000	Kowloon Development Co. Ltd.	387,264
140,000	KPI Co. Ltd.(b)	8,622

Shares		Value

HONG KONG (continued)
600,000	Kunlun Energy Co. Ltd.	$1,003,881
411,500	KWG Property Holding Ltd.	287,753
706,000	Lai Fung Holdings Ltd.	24,911
4,094,000	Lai Sun Development Co. Ltd.(b)	107,685
750,000	Lai Sun Garment International Ltd.(b)	82,759
9,000	LAM Soon Hong Kong Ltd.(d)	8,141
116,000	Le Saunda Holdings Ltd.	70,549
34,000	Lee & Man Handbags Holding Ltd.(b)	4,493
34,000	Lee & Man Holding Ltd.	39,524
779,200	Lee & Man Paper Manufacturing Ltd.	391,912
262,000	Lerado Group Holdings Co.	29,583
255,000	Lijun International Pharmaceutical Holding Ltd.	45,152
3,028,000	Lippo China Resources Ltd.	85,085
124,000	Lippo Ltd.	51,072
210,000	Lisi Group Holdings Ltd.(b)	13,203
156,000	Liu Chong Hing Investment Ltd.(d)	182,146
362,000	Lonking Holdings Ltd.	183,932
564,000	Loudong General Nice Resources China Holdings Ltd.	71,642
361,000	Luen Thai Holdings Ltd.	34,739
110,000	Luk Fook Holdings International Ltd.	577,963
106,000	Luks Group Vietnam Holdings Co. Ltd.	24,753
116,000	Lumena Resources Corp	41,079
98,000	Lung Kee (Bermuda) Holdings Ltd.(d)	60,230
1,658,000	Magnificent Estates	70,202
38,000	Man Yue International Holdings Ltd.	8,776
276,000	Mascotte Holdings Ltd.(b)	16,821
914,375	Media China Corp. Ltd.(b)	15,956
580,000	Mei Ah Entertainment Group Ltd.(b)	13,247
673,000	Melco International Development	831,562
156,000	Midland Holdings Ltd.	90,873
90,000	MIN XIN Holdings Ltd.	47,923
207,000	Ming Fai International Holdings Ltd.	58,431
880,000	Ming Fung Jewellery Group Ltd.(b)	108,395
205,000	Mingfa Group International Co. Ltd.	65,232
600,000	Mingyuan Medicare Development Co. Ltd.(b)	37,723
524,000	Minmetals Land Ltd.	86,059
336,000	Minmetals Resources Ltd.(b)	231,509
178,000	Minth Group Ltd.	285,942
44,000	Miramar Hotel & Investment Co. Ltd.(d)	54,762

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
1,702,000	Mongolia Energy Co. Ltd.(b)	$216,196
9,871,148	Nan Hai Corp. Ltd.(b)	46,862
150,000	Natural Beauty Bio-Technology Ltd.	32,719
265,000	Neo-China Land Group Holdings Ltd.(b)	71,403
262,000	Neo-Neon Holdings Ltd.	73,957
500,000	Net2Gather China Holdings Ltd.	13,023
56,500	NetDragon Websoft, Inc.	33,130
872,000	New Century Group Hong Kong Ltd.	22,153
3,500,000	New Smart Energy Group Ltd.(b)	34,130
4,816,000	New Times Energy Corp. Ltd.(b)	65,501
761,400	New World China Land Ltd.	273,542
149,000	New World Department Store China Ltd.	109,163
1,510,000	Neway Group Holdings Ltd.	30,224
366,000	Newocean Energy Holdings Ltd.	85,468
494,000	Next Media Ltd.(b)	69,089
458,000	Nine Dragons Paper Holdings Ltd.	387,849
260,000	North Asia Resources Holdings Ltd.(b)	26,021
80,000	Omnicorp Ltd.(b)	13,139
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	26,864
23,000	Oriental Ginza Holdings Ltd.(b)	1,535
139,200	Oriental Watch Holdings	113,414
24,000	Overseas Chinese Town Asia Holdings Ltd.	10,778
892,776	Pacific Andes International Holdings Ltd.	101,950
9,276,000	Pacific Basin Shipping Ltd.	5,093,989
498,000	Pacific Century Premium Developments Ltd.(b)	95,207
400,000	Pacific Plywood Holding Ltd.(b)	3,490
323,240	Paliburg Holdings Ltd.	121,934
697,000	PCCW Ltd.	304,064
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
686,800	Pearl Oriental Innovation Ltd.	78,428
1,168,000	PetroAsian Energy Holdings Ltd.(b)	38,965
176,000	Phoenix Satellite Television Holdings Ltd.	67,295
360,000	Pico Far East Holdings Ltd.	72,520
580,000	PME Group Ltd.(b)	18,158
1,094,977	PNG Resources Holdings Ltd.(b)	29,504
719,000	Poly Hong Kong Investments Ltd.	534,147
1,200,000	Polytec Asset Holdings Ltd.	153,970

Shares		Value

HONG KONG (continued)
48,000	Ports Design Ltd.	$101,374
421,000	Pou Sheng International Holdings Ltd.(b)	65,902
560,000	Prosperity International Holdings HK Ltd.	36,645
114,000	Public Financial Holdings Ltd.	64,944
1,704,000	PYI Corp. Ltd.(b)	74,336
194,667	Qin Jia Yuan Media Services Co. Ltd.	29,473
426,200	Regal Hotels International Holdings Ltd.	172,804
1,800,000	REXLot Holdings Ltd.	147,811
48,000	Richfield Group Holdings Ltd.(b)	3,695
96,000	Rising Development Holdings(b)	18,723
56,000	Road King Infrastructure Ltd.	42,393
78,000	Royale Furniture Holdings Ltd.	34,027
135,000	Ruinian International Ltd.	66,861
176,000	SA SA International Holdings Ltd.	139,784
312,000	Samson Holding Ltd.	50,841
98,000	SEA Holdings Ltd.(d)	55,201
228,000	Sewco International Holdings Ltd(b)	8,191
208,516	Shanghai Industrial Holdings Ltd.	758,483
3,660,000	Shanghai Zendai Property Ltd.(b)(d)	101,435
42,000	Sheng Yuan Holdings Ltd.(b)	3,988
175,000	Shenyin Wanguo HK Ltd.	65,341
208,000	Shenzhen High-Tech Holdings Ltd.	14,678
3,145,000	Shenzhen International Holdings Ltd.	254,223
984,000	Shenzhen Investment Ltd.	285,336
626,129	Shimao Property Holdings Ltd.	827,474
228,000	Shougang Concord Century Holdings Ltd.	14,920
405,000	Shougang Concord Grand Group(b)	18,707
1,530,000	Shougang Concord International Enterprises Co. Ltd.	143,307
214,000	Shougang Concord Technology Holdings(b)	11,532
128,843	Shui On Construction & Materials Ltd.	168,622
610,000	Shun Tak Holdings Ltd.	402,297
642,000	Silver Grant International Ltd.	196,049
282,000	Sim Technology Group Ltd.	30,032
268,000	Sing Tao News Corp. Ltd.	77,026
646,000	Singamas Container Holdings Ltd.	223,795
392,000	Sino Biopharmaceutical	136,807
360,000	Sino Gas Group Ltd.(b)	11,455
1,475,000	Sino Oil And Gas Holdings Ltd.(b)	75,702

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
1,350,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	$36,029
1,470,000	Sino Union Energy Investment Ltd.(b)	135,801
70,000	Sinocop Resources Holdings Ltd.(b)	9,161
756,000	Sinofert Holdings Ltd.	286,152
2,330,000	Sino-I Technology Ltd.(b)	10,464
844,250	Sinolink Worldwide Holdings Ltd.(b)	83,409
73,000	SinoMedia Holding Ltd.	27,069
118,000	Sinopec Kantons Holdings Ltd.	61,318
4,330,000	Sino-Tech International Holdings Ltd.(b)	65,558
901,000	Sinotrans Shipping Ltd.	254,332
38,000	SIS International Holdings	15,846
158,000	Skyfame Realty Holdings Ltd.(b)	15,002
495,291	Skyworth Digital Holdings Ltd.	319,020
104,000	SmarTone Telecommunications Holding Ltd.	160,929
297,000	Solargiga Energy Holdings Ltd.	61,353
110,000	Solartech International Holdings Ltd.(b)	3,373
482,000	Solomon Systech International Ltd.(b)	20,718
696,000	South China China Ltd.(d)	49,116
216,000	Sparkle Roll Group Ltd.	40,186
998,000	SRE Group Ltd.	71,709
76,000	Stella International Holdings Ltd.	207,705
55,000	Stelux Holdings International Ltd.	7,621
204,000	Success Universe Group Ltd.(b)	13,087
16,000	Sun Hing Vision Group Holdings Ltd.	6,775
362,054	Sun Hung Kai & Co. Ltd.	265,719
1,630,000	Sun Innovation Holdings Ltd.(b)	47,057
1,697,000	Superb Summit International Timber Co. Ltd.(b)	64,233
1,530,000	Sustainable Forest Holdings Ltd.(b)	78,524
566,000	SW Kingsway Capital Holdings Ltd.	15,977
96,000	Symphony Holdings Ltd.	5,728
24,000	Tack Hsin Holdings(b)	8,930
245,000	TAI Cheung Holdings Ltd.	193,328
119,159	Tai Fook Securities Group Ltd.	63,297
174,000	Tak Sing Alliance Holdings Ltd.	19,199
12,000	Tan Chong International Ltd.	2,802
356,000	TCC International Holdings Ltd.	232,956
65,000	TCL Communication Technology Holdings Ltd.	55,461
274,000	TCL Multimedia Technology Holdings Ltd.(b)	114,961
283,000	Techtronic Industries Co.	295,573

Shares		Value

HONG KONG (continued)
58,000	Television Broadcasts Ltd.	$397,023
108,000	Texhong Textile Group Ltd.	44,343
132,000	Texwinca Holdings Ltd.	185,626
200,000	Theme International Holdings Ltd.(b)	10,265
185,800	Tian An China Investment Co. Ltd.(d)	112,046
106,000	Tianjin Development Holdings Ltd.(b)	62,971
222,000	Tianjin Port Development Holdings Ltd.	42,727
8,000	Tianyi Fruit Holdings Ltd.	2,279
2,380,000	Titan Petrochemicals Group Ltd.(b)	145,052
340,000	Tom Group Ltd.(b)	36,645
780,000	Tomorrow International Holdings Ltd.(b)	34,027
264,252	Tomson Group Ltd.	93,240
1,740,000	Tongda Group Holdings Ltd.	73,674
118,000	Top Form International Ltd.	8,781
276,000	Town Health International Investments Ltd.	38,600
74,000	Towngas China Co. Ltd.	39,593
342,000	TPV Technology Ltd.	170,698
98,000	Tradelink Electronic Commerce Ltd.	16,221
112,800	Transport International Holdings Ltd.	290,910
110,000	Trinity Ltd.	121,944
385,000	Truly International Holdings Ltd.	71,134
138,000	TSC Offshore Group Ltd.(b)	29,393
20,000	Tse Sui Luen Jewellery International Ltd	20,709
194,000	Tysan Holdings Ltd.	38,084
388,000	United Energy Group Ltd.(b)	53,766
130,000	United Laboratories International Holdings Ltd. (The)	133,774
112,000	Value Convergence Holdings Ltd.(b)	18,107
134,000	Value Partners Group Ltd.	106,254
96,000	Vantage International Holdings Ltd.(b)	9,485
116,000	Varitronix International Ltd.	74,121
348,000	Vedan International Holdings Ltd.	27,237
440,000	Veeko International Holdings Ltd.	25,687
488,402	Victory City International Holdings Ltd.	85,226
48,000	Vinda International Holdings Ltd.	58,816
136,000	Vitasoy International Holdings Ltd.	99,290
282,000	VODone Ltd.	62,234
246,000	VST Holdings Ltd.(b)	62,496
26,000	VTech Holdings Ltd.	303,577

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
2,008,580	Wah Nam International Holdings Ltd.(b)	$286,066
58,000	Wai Kee Holdings Ltd.	12,428
644,714	Wai Yuen Tong Medicine Holdings Ltd.(b)	11,747
3,300,000	Wang On Group Ltd.	42,342
196,000	Wasion Group Holdings Ltd.	93,049
110,000	Water Oasis Group Ltd.	13,690
175,200	Welling Holding Ltd.	38,215
240,000	Win Hanverky Holdings Ltd.	30,794
39,995	Wing Hang Bank Ltd.	429,778
820,000	Wing Hing International Holdings Ltd(b)	51,554
77,000	Wing On Co. International Ltd.(d)	163,213
230,000	Wing Tai Properties Ltd.(d)	91,779
254,000	Winteam Pharmaceutical Group Ltd.(b)	44,974
280,000	Xiwang Sugar Holdings Co. Ltd.(b)	75,445
73,000	XTEP International Holdings	42,992
230,000	Yeebo International Holdings(d)	40,725
15,000	YGM Trading Ltd.	46,480
110,000	Yip’s Chemical Holdings Ltd.	128,154
2,468,200	Yuexiu Property Co. Ltd.(b)	452,866
906,000	Yugang International Ltd.	8,254
140,000	ZZNode Technologies Co. Ltd.(b)	10,059

		70,071,292

HUNGARY — 0.0%
2,195	Egis Plc	214,028
344	EMASZ Rt.(d)	34,826
28,924	FHB Mortgage Bank Plc(b)	131,460
4,154	Fotex Holding SE Co. Ltd.(b)	8,145
43,840	Magyar Telekom Telecommunications Plc	126,840
6,143	OTP Bank Plc	178,387
5,470	Richter Gedeon Nyrt	1,092,960

		1,786,646

INDIA — 0.6%
7,776	3I Infotech Ltd.(b)	7,206
215	3M India Ltd.(b)	21,900
2,445	Aban Offshore Ltd.	26,901
2,000	ABB Ltd. India	39,326
7,510	ABG Shipyard Ltd.(b)	66,008
25,816	ACC Ltd.	590,981
13,455	Adhunik Metaliks Ltd.(b)	22,699
23,661	Aditya Birla Nuvo Ltd.(b)(d)	510,353
6,786	AIA Engineering Ltd.(b)	58,923
2,788	AKZO Nobel India Ltd.	61,145
20,592	Alembic Ltd.(b)	14,236
20,592	Alembic Pharmaceutical Ltd.(b)(c)(d)	0
57,431	Allahabad Bank	262,397

Shares		Value

INDIA (continued)
810	Allcargo Global Logistics Ltd.	$2,933
154,877	Alok Industries Ltd.	88,321
1,438	Alstom Projects India Ltd.	18,607
290,951	Ambuja Cements Ltd.	851,652
29,480	Amtek Auto Ltd.	106,339
26,564	Anant Raj Industries Ltd.(b)	48,812
65,924	Andhra Bank	201,696
14,931	Ansal Properties & Infrastructure Ltd.(b)	13,515
1,957	Apar Industries Ltd.(b)	10,049
20,456	Apollo Hospitals Enterprise Ltd.(d)	243,954
43,566	Apollo Tyres Ltd.	72,166
1,715	Areva T&D India Ltd.	9,545
61,072	Arvind Ltd.(b)	121,066
143,696	Ashok Leyland Ltd.(b)	166,166
56,145	Aurobindo Pharma Ltd.(b)	216,944
7,450	Bajaj Auto Finance Ltd.	118,123
3,701	Bajaj Electricals Ltd.	18,283
11,363	Bajaj Finserv Ltd.	137,493
27,426	Bajaj Hindusthan Ltd.	42,234
21,621	Bajaj Holdings and Investment Ltd.(d)	377,744
9,875	Balkrishna Industries Ltd.	37,989
97,217	Ballarpur Industries Ltd.	75,899
2,239	Balmer Lawrie & Co. Ltd.	33,838
33,302	Balrampur Chini Mills Ltd.	44,802
24,364	Bank of India	212,875
83,282	Bank of Maharashtra(d)	105,163
4,339	BASF India Ltd.(b)	64,898
4,328	BEML Ltd.(b)	53,799
8,601	Berger Paints India Ltd.	21,167
5,553	BGR Energy Systems Ltd.(b)	49,894
3,974	Bharat Electronics Ltd.(b)	157,854
32,980	Bharat Forge Ltd.(b)	246,436
6,372	Bharat Petroleum Corp. Ltd.	94,859
25,775	Bhushan Steel Ltd.	228,324
14,324	Biocon Ltd.	117,876
11,513	Birla Corp. Ltd.	84,035
620	Blue Dart Express Ltd.	22,283
4,247	Blue Star Ltd.	27,612
3,587	Bombay Dyeing & Manufacturing Co. Ltd.	27,899
23,795	Bombay Rayon Fashions Ltd.(b)	154,272
1,485	Bosch Ltd.	238,222
7,389	Brigade Enterprises Ltd.	11,788
6,540	Britannia Industries Ltd.	71,327
459	Cadila Healthcare Ltd.	9,196
52,503	Canara Bank	545,287
2,650	Carborundum Universal Ltd.	18,395
92,524	Central Bank of India	243,297
29,868	Century Plyboards India Ltd.(b)	48,158
9,156	Century Textile & Industries Ltd.	71,452
10,945	CESC Ltd.	83,629

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
38,402	Chambal Fertilizers & Chemicals Ltd.(b)	$74,823
8,488	Chennai Petroleum Corp Ltd.(b)	42,123
12,352	Cholamandalam Investment and Finance Co. Ltd.	47,532
21,789	City Union Bank Ltd.(b)	24,259
1,594	Clariant Chemicals India Ltd.	27,214
1,112	CMC Ltd.	28,367
4,626	Colgate Palmolive India Ltd.	102,161
12,000	Consolidated Construction Consortium Ltd.	7,522
9,718	Container Corp. of India(d)	240,993
6,202	Core Projects & Technologies Ltd	42,280
11,936	Coromandel International Ltd.	88,433
12,691	Corp Bank	144,443
177	CRISIL Ltd.	33,162
19,689	Crompton Greaves Ltd.	75,499
9,629	Cummins India Ltd.	139,685
68,854	Dabur India Ltd.	162,124
2,774	Dalmia Bharat Enterprises Ltd(b)	8,905
2,774	Dalmia Cement Bharat Ltd.(b)	1,155
16,723	Deccan Chronicle Holdings Ltd.(b)	26,055
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	45,747
24,459	Development Credit Bank Ltd.(b)	31,439
15,797	Dewan Housing Finance Corp Ltd.(b)	74,570
7,955	Dhanlaxmi Bank Ltd.	19,100
43,860	Dish TV India Ltd.(b)	84,167
4,955	Dishman Pharmaceuticals & Chemicals Ltd.	10,064
5,675	Divi’s Laboratories Ltd.	105,878
2,545	Dredging Corp of India Ltd.	16,232
102,080	Edelweiss Capital Ltd.	76,462
6,966	Educomp Solutions Ltd.	54,464
4,564	Eicher Motors Ltd.	136,362
22,258	EID Parry India Ltd.	135,920
13,381	EIH Ltd.	29,191
1,487	Elder Pharmaceuticals Ltd.	13,492
21,675	Electrosteel Castings Ltd.	13,955
2,529	Engineers India Ltd.	16,388
15,256	Era Infra Engineering Ltd.(b)	57,724
24,725	Escorts Ltd.	55,140
1,094	Ess Dee Aluminium Ltd.(b)	9,039
77,593	Essar Oil Ltd.(b)	204,913
31,009	Essar Shipping Ltd.(b)(c)(d)	59,541
62,019	Essar Shipping Ports & Logistics Ltd.(b)	130,311
37,802	Essel Propack Ltd.	36,570
14,806	Everest Kanto Cylinder Ltd.	30,105
1,525	Everonn Education Ltd.	19,053
36,761	Exide Industries Ltd.	128,942

Shares		Value

INDIA (continued)
4,776	FDC Ltd. India	$9,992
60,849	Federal Bank Ltd.(b)	587,216
6,289	Federal-Mogul Goetze India Ltd(b)	38,319
5,430	Financial Technologies India Ltd.(b)	99,605
7,876	Finolex Cables Ltd.	8,083
15,505	Finolex Industries Ltd.(b)	25,614
22,790	Fortis Healthcare Ltd.(b)	85,998
3,255	Fresenius Kabi Oncology Ltd(b)	9,373
3,364	Future Capital Holdings Ltd.(b)	14,163
37,040	Gammon India Ltd.(d)	72,043
17,326	Gammon Infrastructure Projects Ltd.(b)	6,175
2,629	Ganesh Housing Corp. Ltd.	8,389
23,347	Gateway Distriparks Ltd.	72,302
25,011	Geodesic Ltd.	36,535
51,219	Geojit BNP Paribas Financial Services Ltd.(b)(d)	25,557
1,019	Gillette India Ltd.	52,803
17,337	Gitanjali Gems Ltd.(b)	121,563
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	152,323
4,617	GlaxoSmithKline Pharmaceuticals Ltd.	244,997
14,696	Glenmark Pharmaceuticals Ltd.(b)	109,896
94,634	GMR Infrastructure Ltd.(b)	65,638
16,473	Godrej Consumer Products Ltd.	162,847
23,771	Godrej Industries Ltd.	113,906
3,081	Gokul Refoils & Solvent Ltd.	6,418
10,296	Graphite India Ltd.	20,503
26,421	Great Eastern Shipping Co. Ltd. (The)	162,209
9,793	Great Offshore Ltd.(b)	47,469
17,225	Greaves Cotton Ltd.	35,491
2,596	Grindwell Norton Ltd.	15,198
3,202	Gruh Finance Ltd.	31,513
50,890	GTL Infrastructure Ltd.(b)	17,274
9,145	GTL Ltd.(b)	15,500
15,133	Gujarat Alkalies & Chemicals(b)	52,789
8,892	Gujarat Flourochemicals Ltd.	98,196
2,605	Gujarat Gas Co. Ltd.	24,682
8,119	Gujarat Industries Power Co. Ltd.(b)	14,680
16,814	Gujarat Mineral Development Corp. Ltd.(b)	60,917
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	61,488
34,970	Gujarat NRE Coke Ltd.(b)	35,097
6,298	Gujarat State Fertilisers & Chemicals(b)	57,208
27,806	Gujarat State Petronet Ltd.(b)	64,340
22,326	Gulf Oil Corp Ltd.(b)	45,950
109,830	GVK Power & Infrastructure Ltd.(b)	44,862

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
2,793	HBL Power Systems Ltd.(b)	$1,081
34,141	HCL Infosystems Ltd.	65,748
2,755	HEG Ltd.(b)	14,720
36,887	Heidelbergcement India Ltd(b)	30,343
96,364	Hexaware Technologies Ltd.	191,354
111,916	Himachal Futuristic Communications(b)	39,382
4,530	Himadri Chemicals & Industries(b)	5,802
2,359	Hinduja Ventures Ltd.(d)	17,713
72,882	Hindustan Construction Co.	50,303
7,610	Hindustan Oil Exploration Co. Ltd.	29,319
9,353	Hindustan Petroleum Corp. Ltd.(b)	81,222
628	Honeywell Automation India Ltd.	39,358
50,459	Hotel Leela Venture Ltd.	52,412
38,131	Housing Development & Infrastructure Ltd.(b)	123,048
16,049	HT Media Ltd.	58,127
3,456	HTMT Global Solutions Ltd.(b)	28,284
18,666	IBN18 Broadcast Ltd.(b)	29,188
11,934	ICSA India Ltd.	24,697
94,790	IDBI Bank Ltd.(b)	276,176
222,476	Idea Cellular Ltd.(b)	475,008
114,706	IFCI Ltd.(b)	117,068
63,064	India Cements Ltd.(b)	99,470
34,265	India Infoline Ltd.	64,901
52,967	Indiabulls Financial Services Ltd.	218,329
119,676	Indiabulls Real Estate Ltd.(b)	269,197
14,959	Indiabulls Wholesale Services Ltd(b)(c)	0
49,720	Indian Bank	253,382
88,392	Indian Hotels Co. Ltd.	152,021
67,304	Indian Overseas Bank	211,020
4,058	Indraprastha Gas Ltd.(b)	37,453
45,438	Indusind Bank Ltd.	278,859
1,734	Info Edge India Ltd.(b)	29,410
17,984	Infotech Enterprises Ltd.(d)	55,450
173,718	Infrastructure Development Finance Co. Ltd.	495,523
40,792	ING Vysya Bank Ltd.(b)	324,010
2,764	Ipca Laboratories Ltd.	20,516
21,385	IRB Infrastructure Developers Ltd.(b)	84,156
53,041	Ispat Industries Ltd.(b)	21,605
12,698	IVRCL Assets & Holdings Ltd.(b)	12,155
72,522	IVRCL Infrastructures & Projects Ltd.(b)	101,997
17,545	Jagran Prakashan Ltd.(b)	45,282
34,430	Jain Irrigation Systems Ltd.	135,725
101,150	Jaiprakash Associates Ltd.	152,904
55,181	Jaiprakash Power Ventures Ltd(b)	53,757

Shares		Value

INDIA (continued)
11,545	Jammu & Kashmir Bank Ltd.(b)(d)	$226,511
5,518	JB Chemicals & Pharmaceuticals Ltd.(b)	17,713
13,920	JBF Industries Ltd.(b)	47,944
9,049	Jet Airways India Ltd.(b)	91,330
6,226	Jindal Poly Films Ltd.	36,618
42,445	Jindal Saw Ltd.	146,670
1,113	Jindal South West Holdings Ltd.(b)	21,792
4,000	JK Cement Ltd.	9,654
18,598	JK Lakshmi Cement Ltd.	18,602
129,371	JM Financial Ltd.	63,822
12,109	JSL Stainless Ltd.(b)	27,457
73,236	JSW Energy Ltd.	112,033
26,991	JSW Steel Ltd.	472,083
986	Jubilant Industries Ltd.(b)	4,480
19,737	Jubilant Organosys Ltd.(b)	95,268
6,393	Jyoti Structures Ltd.(b)	12,232
13,670	Kalpataru Power Transmission Ltd.(b)	39,952
29,241	Karnataka Bank Ltd.	76,593
1,762	Karur Vysya Bank Ltd(b)(c)(d)	16,069
4,407	Karur Vysya Bank Ltd.	40,948
73,832	Karuturi Global Ltd.	19,548
19,645	KEC International Ltd.	35,165
11,439	Kesoram Industries Ltd.(d)	38,234
12,238	KPIT Cummins Infosystems Ltd.	52,688
78,334	KS Oils Ltd.	33,237
3,316	KSB Pumps Ltd.	17,589
13,640	KSK Energy Ventures Ltd.(b)	32,888
1,091	Lakshmi Machine Works Ltd.	53,262
4,500	Lakshmi Vilas Bank Ltd(b)	12,536
83,820	Lanco Infratech Ltd.(b)	34,048
109,325	LIC Housing Finance	525,596
15,690	Lupin Ltd.(b)	161,462
7,411	Madhucon Projects Ltd.	14,498
17,000	Madras Cements Ltd.(b)	35,508
49,480	Mahanagar Telephone Nigam(b)	52,906
11,875	Maharashtra Seamless Ltd.	100,517
8,428	Mahindra & Mahindra Financial Services	121,490
3,382	Mahindra Lifespace Developers Ltd.	27,120
5,288	Manaksia Ltd.(b)	7,491
81,619	Mangalore Refinery & Petrochemicals Ltd.(b)	144,805
25,011	Marico Ltd.	95,086
7,276	Mastek Ltd.	18,351
31,053	MAX India Ltd.(b)	128,175
14,005	McLeod Russel India Ltd.	86,125
46,895	Mercator Lines Ltd.(b)	38,151
1,025	Merck Ltd.	16,102
1,694	MindTree Ltd.	15,985
11,511	Monnet Ispat & Energy Ltd.(d)	129,320

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
33,137	Moser Baer India Ltd.	$27,445
22,430	Motherson Sumi Systems Ltd.	116,287
13,466	Mphasis Ltd.	136,656
334	MRF Ltd.	54,486
48,344	Nagarjuna Construction Co.(b)	79,698
82,330	Nagarjuna Fertilizers & Chemicals	60,364
4,112	Nava Bharat Ventures Ltd.(b)	21,449
40,002	NIIT Ltd.	50,014
16,197	NIIT Technologies Ltd.	81,663
52,479	Noida Toll Bridge Co. Ltd.	30,521
38,070	OMAXE Ltd.(b)	118,285
16,334	Opto Circuits India Ltd.(b)	106,324
4,497	Oracle Financial Sevices Software Ltd.(b)	215,625
25,686	Orbit Corp. Ltd.	22,640
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	93,479
8,317	Orient Paper & Industries Ltd.	11,104
22,955	Oriental Bank of Commerce	182,253
8,300	Panacea Biotec Ltd.(b)	29,723
45,614	Parsvnath Developers Ltd.(b)	48,050
4,380	Patel Engineering Ltd.(b)	13,430
22,978	Patni Computer Systems Ltd.	168,890
30,040	Peninsula Land Ltd.(b)	35,315
104,278	Petronet LNG Ltd.	405,290
644	Pfizer Ltd.	22,359
3,107	Phoenix Mills Ltd.	14,913
17,000	Pidilite Industries Ltd.	66,073
27,116	Piramal Healthcare Ltd.	234,281
4,839	Plethico Pharmaceuticals Ltd.(b)	41,513
13,994	Polaris Software Lab Ltd.	54,659
2,618	Polyplex Corp. Ltd.	10,990
23,812	Praj Industries Ltd.	44,779
3,627	Prakash Industries Ltd.(b)	5,450
40,716	Prism Cement Ltd.	42,384
1,564	Procter & Gamble Hygiene & Health Care Ltd.	68,731
87,847	PTC India Ltd.	153,469
42,630	Punj Lloyd Ltd.(b)	67,866
24,971	Rajesh Exports Ltd.(b)	62,583
15,920	Rallis India Ltd.	58,615
19,421	Ranbaxy Laboratories Ltd.	237,082
16,640	Raymond Ltd.	143,129
44,195	Redington India Ltd.	97,461
38,327	REI Agro Ltd.(b)	24,849
33,549	Reliance Capital Ltd.(b)	436,957
126,563	Reliance Communications Ltd.(b)	290,846
9,866	Reliance Infrastructure Ltd.(b)	120,997
8,378	Reliance Mediaworks Ltd.(b)	22,097
35,475	Rolta India Ltd.	93,444
41,357	Ruchi Soya Industries Ltd.	91,203
40,441	S Kumars Nationwide Ltd.(b)	50,608
3,688	Sadbhav Engineering Ltd.(b)	11,939

Shares		Value

INDIA (continued)
5,978	Sanwaria Agro Oils Ltd.	$3,456
70,749	Satyam Computer Services Ltd.(b)	134,966
90,122	Shipping Corp. of India Ltd.(b)(d)	207,001
4,731	Shiv-Vani Oil & Gas Exploration Services Ltd.	22,900
1,105	Shree Cement Ltd.(b)	44,491
1,777	Shree Precoated Steels Ltd.	5,929
36,392	Shree Renuka Sugars Ltd.	57,771
13,423	Shriram Transport Finance Co. Ltd.	194,571
27,528	Sintex Industries Ltd.(b)	109,639
3,876	SKF India Ltd.	57,903
15,419	Sobha Developers Ltd.	90,529
426,240	South Indian Bank Ltd.	226,672
9,422	Spice Mobility Ltd.	24,061
3,105	SPML Infra Ltd.	11,949
9,842	SRF Ltd.	70,981
4,445	State Bank of Bikaner & Jaip	48,393
18,451	Sterling Biotech Ltd.	36,054
22,348	Sterlite Technologies Ltd.(b)	25,312
9,652	Strides Arcolab Ltd.	82,028
8,719	Sun TV Network Ltd.(b)	63,474
3,378	Sundaram Finance Ltd.	43,840
6,405	Supreme Industries Ltd.	30,612
235,894	Suzlon Energy Ltd.(b)	279,987
38,891	Syndicate Bank	105,302
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	19,773
39,539	Tata Chemicals Ltd.	317,189
32,452	Tata Communications Ltd.(b)	163,545
4,726	Tata Investment Corp. Ltd.	51,367
153,741	Tata Tea Ltd.(b)	370,697
54,156	Tata Teleservices Maharashtra Ltd.(b)	27,145
304	TCI Developers Ltd.	1,373
10,059	Tech Mahindra Ltd.(b)	176,630
5,066	Thermax Ltd.	65,558
13,238	Time Technoplast Ltd.(b)	20,610
10,567	Timken India Ltd.(b)	55,297
37,300	Titan Industries Ltd.	192,662
3,113	Torrent Pharmaceuticals Ltd.	46,093
18,322	Torrent Power Ltd.	99,716
6,081	Transport Corp. of India Ltd.	12,798
1,986	Trent Ltd.	54,421
29,890	Triveni Engineering & Industries Ltd.	22,828
29,890	Triveni Turbine Ltd.(b)(c)(d)	35,741
14,557	Tube Investments of India	52,625
9,117	Tulip Telecom Ltd.(b)	32,195
12,180	TVS Motor Co. Ltd.	13,616
31,613	UCO Bank	60,736
10,645	Uflex Ltd.	50,370
13,600	Unichem Laboratories Ltd.	44,225
31,625	Union Bank of India	206,575

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

INDIA (continued)
156,354	Unitech Ltd.(b)	$108,093
2,018	United Breweries Holdings Ltd.	6,316
9,514	United Breweries Ltd.	108,058
43,389	United Phosphorus Ltd.(b)	163,237
13,483	United Spirits Ltd.	312,651
8,335	Unity Infraprojects Ltd.	11,355
41,119	Usha Martin Ltd.	41,594
6,257	UTV Software Communications Ltd(b)	136,241
1,120	Vardhman Special Steels Ltd(b)(c)(d)	532
5,603	Vardhman Textiles Ltd.	27,305
47,703	Videocon Industries Ltd.	202,838
30,158	Vijaya Bank	43,166
12,397	Voltas Ltd.	38,476
1,793	WABCO-TVS India Ltd.(d)	52,419
8,574	Walchandnagar Industries	22,313
7,964	Welspun India Ltd.(b)	7,389
26,232	Welspun-Gujarat Stahl Ltd.	88,123
15,809	Wockhardt Ltd.(b)	160,666
283	Wyeth Ltd.	6,559
25,054	Yes Bank Ltd.	176,126
113,810	Zee Entertainment Enterprises Ltd.	339,061
14,226	Zee Learn Ltd.(b)	6,889
11,306	Zensar Technologies Ltd.(d)	37,265
3,891	Zuari Industries Ltd.	59,127
3,000	Zylog Systems Ltd.(b)	27,118

		33,222,787

INDONESIA — 0.2%
462,500	Adhi Karya Tbk PT	38,621
525,500	AKR Corporindo Tbk PT	188,506
1,470,000	Aneka Tambang Tbk PT	345,781
77,000	Asahimas Flat Glass Tbk PT	81,505
46,500	Astra Agro Lestari Tbk PT	128,521
25,369,000	Bakrie & Brothers Tbk PT(b)	205,876
4,222,000	Bakrie Sumatera Plantations Tbk PT	216,004
7,705,000	Bakrie Telecom PT(b)	326,233
14,309,000	Bakrieland Development Tbk PT(b)	284,413
1,358,666	Bank Bukopin Tbk PT	134,229
444,039	Bank Danamon Indonesia Tbk PT	284,624
3,630,250	Bank Pan Indonesia Tbk PT(b)(d)	409,884
135,000	Bank Tabungan Negara Tbk PT	26,992
25,000	Bank Tabungan Pensiunan Nasional Tbk PT(b)	11,173
825,000	Barito Pacific Tbk PT(b)	98,001
96,500	Bayan Resources Tbk PT	264,446
1,664,832	Berlian Laju Tanker Tbk PT(b)	57,762
4,004,000	Bhakti Investama Tbk PT(b)	122,439
371,000	Bisi International PT	63,270
1,011,100	Bumi Serpong Damai PT	121,296

Shares		Value

INDONESIA (continued)
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	$30,905
1,417,500	Charoen Pokphand Indonesia Tbk PT	454,300
4,040,500	Ciputra Development Tbk PT	261,367
221,500	Ciputra Surya Tbk PT	23,967
516,500	Clipan Finance Indonesia Tbk PT	46,775
6,216,500	Darma Henwa Tbk PT(b)	86,274
430,000	Delta Dunia Makmur Tbk PT(b)	49,562
1,202,500	Elnusa PT	41,014
8,034,500	Energi Mega Persada Tbk PT(b)	240,964
947,000	Gajah Tunggal Tbk PT	364,766
1,006,500	Global Mediacom Tbk PT	102,988
646,500	Gozco Plantations Tbk PT	28,514
72,500	Hexindo Adiperkasa Tbk PT	68,642
1,339,000	Holcim Indonesia Tbk PT	326,777
995,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	149,791
470,000	Indika Energy Tbk PT	205,910
28,500	Indo Tambangraya Megah PT	169,274
1,221,000	Indofood Sukses Makmur Tbk PT	911,891
159,000	Indosat Tbk PT	101,917
361,500	International Nickel Indonesia Tbk PT	180,697
2,608,500	Intiland Development Tbk PT(b)	99,707
226,000	Japfa Comfeed Indonesia Tbk PT	140,876
365,000	Jasa Marga Tbk PT	170,641
2,159,500	Kalbe Farma Tbk PT	882,595
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	179,780
5,233,750	Lippo Karawaci Tbk PT	480,132
1,284,300	Matahari Putra Prima Tbk PT	184,281
37,000	Mayora Indah Tbk PT	73,543
679,500	Medco Energi Internasional Tbk PT	199,794
1,138,000	Media Nusantara Citra Tbk PT	143,212
164,000	Mitra Adiperkasa Tbk PT	89,209
1,688,500	Mitra International Resources Tbk PT(b)(c)(d)	31,774
260,000	Pabrik Kertas Tjiwi Kimia Tbk PT	77,977
195,500	Pakuwon Jati Tbk PT(b)	20,694
127,000	Panin Insurance Tbk PT	9,111
4,379,000	Panin Life Tbk PT(b)	87,039
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	232,167
1,254,500	Ramayana Lestari Sentosa Tbk PT	123,938
38,000	Resource Alam Indonesia Tbk PT	30,838
6,605	Salim Ivomas Pratama Tbk PT(b)	1,103

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

INDONESIA (continued)
171,500	Sampoerna Agro Tbk PT	$73,622
251,500	Semen Gresik Persero Tbk PT	279,527
5,073,500	Sentul City Tbk PT(b)	114,568
117,500	Sinar Mas Agro Resources & Technology Tbk PT	98,118
5,000	Sinar Mas Multiartha Tbk PT	1,882
998,000	Summarecon Agung Tbk PT	150,243
45,000	Surya Citra Media Tbk PT	34,666
77,000	Tambang Batubara Bukit Asam Tbk PT	192,896
484,500	Timah Tbk PT	139,609
410,000	Trada Maritime Tbk PT	28,450
4,875,000	Truba Alam Manunggal Engineering PT(b)	34,975
1,152,000	Tunas Baru Lampung Tbk PT	101,617
486,000	Tunas Ridean Tbk PT	41,727
267,000	Wijaya Karya PT	21,354
70,500	XL Axiata Tbk PT	47,677

		11,875,213

IRELAND — 0.3%
109,408	AER Lingus(b)	106,430
1,931,329	Bank of Ireland(b)	291,389
268,293	Beazley Plc	569,862
167,196	C&C Group Plc(b)	850,467
70,994	Charter International Plc	932,261
37,493	DCC Plc(b)	1,013,907
71,384	Elan Corp. Plc(b)	802,114
16,687	FBD Holdings Plc(b)	165,206
568,394	Glanbia Plc(b)(d)	3,731,632
56,769	Grafton Group Plc	237,374
138,125	Greencore Group Plc(b)	186,564
20,066	IFG Group Plc(b)	50,458
45,315	Independent News & Media Plc(b)	21,813
6,355	Irish Continental Group Plc(b)	139,256
75,821	James Hardie Industries SE(b)	477,291
230,508	Kenmare Resources Plc(b)(d)	215,292
32,666	Kerry Group Plc - Class A(b)	1,349,231
6,121	Kingspan Group Plc(e)	61,567
77,709	Kingspan Group Plc(b)(e)	781,623
10,515	Paddy Power Plc(b)	514,464
79,143	Smurfit Kappa Group Plc(b)	814,811
45,946	United Business Media Ltd.	408,010
145,850	United Drug Plc(b)	490,400

		14,211,422

ISRAEL — 2.5%
24,842	Africa Israel Investments Ltd.(b)	150,866
1,524	Africa Israel Residences Ltd.	20,862
726	Airport City Ltd.(b)	3,248
6,797	Alon Holdings Blue Square Ltd.	56,931
1,979	AL-ROV Israel Ltd.(b)	60,959
15,307	Alvarion Ltd.(b)	23,298
2,816	Amot Investments Ltd.	7,890
5,387	AudioCodes Ltd.(b)	29,661

Shares		Value

ISRAEL (continued)
4,326	Bank Hapoalim BM	$21,518
78	Bayside Land Corp.	18,631
3,826	Biocell Ltd.(b)	32,862
2,815	Ceragon Networks Ltd.(b)	35,630
2,028,000	Check Point Software Technologies(b)	116,914,200
5,320	Clal Biotechnology Industries Ltd.(b)	29,478
26,704	Clal Industries & Investments	176,453
7,926	Clal Insurance Enterprise Holdings	179,286
6,078	Compugen Ltd.(b)	23,909
582	Dan Vehicle & Transportation Ltd.	4,417
13,567	Delek Automotive Systems Ltd.	145,553
122	Delek Energy Systems Ltd.(b)	47,064
534	Delek The Israeli Fuel Corp. Ltd.	15,544
1,349	Delta-Galil Industries Ltd.	9,075
9,982	Direct Insurance Financial Investments Ltd.	24,761
2,740	DS Apex Holdings Ltd.	16,047
65,065	El Al Israel Airlines(b)	17,095
1,828	Elbit Imaging Ltd.(b)	10,952
5,463	Elbit Systems Ltd.	260,238
686	Electra (Israel) Ltd.	74,960
1	Electra Real Estate Ltd.(b)	4
1,700	Elron Electronic Industries Ltd.(b)	8,555
1,950	Equital Ltd.(b)	16,031
4,047	EZchip Semiconductor Ltd.(b)	128,563
17,325	First International Bank of Israel Ltd. - Class 5	250,783
2,752	Formula Systems 1985 Ltd.	50,226
14,655	Frutarom Industries Ltd.	156,754
1,773	Fundtech Ltd.	33,323
12,746	Gilat Satellite Networks Ltd.(b)	62,282
1,269	Given Imaging Ltd.(b)	24,952
4,970	Golf & Co. Ltd.	23,298
15,151	Granite Hacarmel Investments Ltd.	28,737
895	Hadera Paper Ltd.(b)	56,602
4,009	Harel Insurance Investments & Finances Ltd.	210,658
9,063	Hot Telecommunication System(b)	150,973
7,776	Industrial Buildings Corp.	15,258
322,474	Israel Discount Bank Ltd. - Class A(b)	626,995
2,451	Israel Land Development Co. Ltd. (The)	21,675
2,831	Ituran Location & Control Ltd.	39,134
3,333	Jerusalem Oil Exploration(b)	59,174
5,171	Kamada Ltd.(b)	38,642
1,961	Maabarot Products Ltd.	21,199
64,030	Makhteshim-Agan Industries Ltd.(b)	353,481

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

ISRAEL (continued)
8,120	Matrix IT Ltd.	$47,580
174	Melisron Ltd.	3,823
6,277	Mellanox Technologies Ltd.(b)	213,712
11,317	Menorah Mivtachim Holdings Ltd.(b)	113,807
76,254	Migdal Insurance & Financial Holding Ltd.	130,368
1,673	Mivtach Shamir Holdings Ltd.(c)(d)	51,289
68,391	Mizrahi Tefahot Bank Ltd.	722,535
13,893	Naphtha Israel Petroleum Corp. Ltd.(b)	47,709
3,114	Ness Technologies, Inc.(b)	23,862
736	Neto ME Holdings Ltd.	39,061
4,243	NetVision Ltd.	59,161
26,957	Nice Systems Ltd.(b)	969,010
160,000	Nice Systems Ltd. - ADR(b)	5,715,200
1,534	Nitsba Holdings 1995 Ltd.(b)	14,413
428,288	Oil Refineries Ltd.(b)	290,261
18,230	Ormat Industries Ltd.	120,672
6,842	Osem Investments Ltd.	114,075
16,980	Partner Communications Co. Ltd.	243,404
921	Paz Oil Co. Ltd.	145,831
19,899	Phoenix Holdings Ltd. (The)	61,527
864	Plasson Industries Ltd.	21,869
4,629	RADVision Ltd.(b)	33,807
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	26,370
7,504	Reit 1 Ltd.	14,489
3,913	Retalix Ltd.(b)	59,683
6,910	Scailex Corp. Ltd.	95,883
51,102	Shikun & Binui Ltd.	118,132
17,849	Shufersal Ltd.	100,516
367	Space Communication Ltd.(b)	5,811
6,642	Strauss Group Ltd.	100,181
2,611	Suny Electronics Inc., Ltd.(b)	24,876
28,183	Tower Semiconductor Ltd.(b)	29,857
9,745	Union Bank of Israel	45,055

		130,592,516

ITALY — 0.5%
170,884	A2A SpA	245,421
12,537	ACEA SpA	110,519
4,384	AcegasAps SpA	24,379
12,828	Actelios SpA	21,916
320,040	Aedes SpA(b)	47,596
3,675	Aeroporto di Venezia Marco Polo SpA - SAVE	38,654
4,366	Alerion Cleanpower SpA	32,936
8,686	Amplifon SpA	55,740
18,846	Ansaldo STS SpA	182,383
23,374	Arnoldo Mondadori Editore SpA	74,024
5,010	Ascopiave SpA	10,870
13,718	Astaldi SpA	84,562

Shares		Value

ITALY (continued)
18,427	Autogrill SpA	$243,067
21,512	Azimut Holding SpA	176,191
208,495	Banca Carige SpA	432,605
42,664	Banca Finnat Euramerica SpA	24,583
7,705	Banca Generali SpA	92,280
1,465	Banca IFIS SpA	9,894
1,168,520	Banca Monte Dei Paschi di Siena SpA	878,984
112,922	Banca Popolare Dell’emilia Romagna Scrl	1,138,242
40,322	Banca Popolare dell’Etruria e del Lazio(b)	113,386
132,361	Banca Popolare di Milano Scarl	286,997
98,536	Banca Popolare di Sondrio Scarl	750,411
43,056	Banca Profilo SpA	20,726
6,640	Banco di Desio e della Brianza SpA	33,413
340,455	Banco Popolare Scarl	655,530
5,308	Basicnet SpA	18,152
22,064	Benetton Group SpA	153,193
689	Bonifica Ferraresi e Imprese Agricole SpA	22,157
5,881	Brembo SpA	79,181
186,475	Brioschi Sviluppo Immobiliare SpA(b)	37,914
21,570	Bulgari SpA	382,157
32,206	Buongiorno SpA(b)	59,882
40,466	Buzzi Unicem SpA(b)	476,505
9,301	Caltagirone Editore SpA	19,138
1,786	Carraro SpA(b)	7,494
25,865	Cementir Holding SpA	67,270
139,333	CIR-Compagnie Industriali Riunite SpA	327,341
11,605	Credito Artigiano SpA	20,344
3,376	Credito Bergamasco SpA	107,207
36,875	Credito Emiliano SpA	187,040
4,901	Danieli & Co. SpA	131,338
4,885	Datalogic SpA	44,853
75,184	Davide Campari-Milano SpA	621,186
50,118	DeA Capital SpA(b)	106,582
23,657	De’Longhi SpA	291,999
3,998	DiaSorin SpA	197,849
386	Digital Multimedia Technologies SpA(b)	12,003
22,574	EEMS Italia SpA(b)	29,517
6,211	Elica SpA	10,968
1,308	Engineering Ingegneria Informatica SpA	42,213
26,050	ERG SpA	347,925
8,755	Esprinet SpA	46,546
11,128	Eurotech SpA(b)	29,805
1,011	Fiera Milano SpA(b)	6,174
159,655	Finmeccanica SpA	1,229,633
50,702	Fondiaria-Sai SpA(b)	132,449
251,600	Gemina SpA(b)	255,598
8,168	Geox SpA	42,088

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

ITALY (continued)
9,148	Gruppo Coin SpA(b)	$85,113
27,142	Gruppo Editoriale L’Espresso SpA	63,298
70,194	Hera SpA	138,685
22,145	Immobiliare Grande Distribuzione REIT	45,089
68,470	IMMSI SpA	77,331
122,373	Impregilo SpA	347,984
14,341	Indesit Co. SpA	114,573
3,035	Industria Macchine Automatiche SpA	63,889
12,364	Intek SpA	6,376
16,467	Interpump Group SpA	133,806
90,308	Iren SpA	149,229
40,466	Italcementi SpA	326,779
4,292	Italmobiliare SpA	150,850
8,001	Juventus Football Club SpA(b)	9,393
146,748	KME Group SpA	63,111
7,548	Landi Renzo SpA	23,297
17,660	Lottomatica SpA(b)	350,693
292,300	Maire Tecnimont SpA	479,229
8,217	Marcolin SpA	61,042
1,779	Mariella Burani SpA(b)(c)(d)	0
5,000	MARR SpA	63,799
141,564	Mediaset SpA	608,615
191,236	Mediobanca SpA	1,765,513
45,928	Mediolanum SpA	191,251
119,088	Milano Assicurazioni SpA(b)	52,208
7,424	Nice SpA	31,683
5,000	Panariagroup Industrie Ceramiche SpA(b)	9,196
651,350	Parmalat SpA	1,696,838
46,095	Piaggio & C SpA	191,019
118,763	Piccolo Credito Valtellinese Scarl	491,475
115,291	Pirelli & C SpA	1,199,395
380,849	Prelios SpA(b)	208,117
102,013	Premafin Finanziaria SpA(b)	54,236
42,876	Prysmian SpA	795,369
47,310	RCS Mediagroup SpA(b)	70,087
21,864	Recordati SpA	238,765
145,208	Reno de Medici SpA(b)	47,781
299	Reply SpA	7,802
17,773	Retelit SpA(b)	10,213
878	Sabaf SpA	21,308
655	SAES Getters SpA	7,939
12,819	Safilo Group SpA(b)	173,513
61,180	Saras SpA(b)	125,975
10,125	Screen Service Broadcasting Technologies SpA	7,420
624,821	Seat Pagine Gialle SpA(b)	52,612
11,496	Societa Cattolica di Assicurazioni Scrl	279,165
10,291	Societa Iniziative Autostradali e Servizi SpA	101,514
15,879	Sogefi SpA	59,323

Shares		Value

ITALY (continued)
12,888	SOL SpA	$106,576
86,372	Sorin SpA(b)	242,011
4,002	Tamburi Investment Partners SpA	8,683
35,052	Telecom Italia Media SpA(b)	9,756
189,319	Terna Rete Elettrica Nazionale SpA	859,082
2,530	Tod’s SpA	339,362
7,479	Trevi Finanziaria SpA	96,290
6,610	Uni Land SpA(b)(c)(d)	4,787
308,219	Unione di Banche Italiane SCPA	1,486,311
450,551	Unipol Gruppo Finanziario SpA(b)	208,527
2,891	Vianini Lavori SpA	16,940
11,621	Vittoria Assicurazioni SpA	58,310
4,277	Yoox SpA(b)	73,072
5,537	Zignago Vetro SpA	43,679

		26,134,294

JAPAN — 5.0%
185,000	77 Bank Ltd. (The)	814,639
10,100	A&D Co. Ltd	50,510
160	Accordia Golf Co. Ltd.	119,088
50,000	Achilles Corp.	72,092
42,300	ADEKA Corp.	436,819
7,400	Advan Co. Ltd.	71,131
2,200	Aeon Fantasy Co. Ltd.	32,235
800	Agrex, Inc.	7,700
9,100	Ahresty Corp.	78,015
16,600	Ai Holdings Corp.	70,079
13,100	Aica Kogyo Co. Ltd.	185,818
4,400	Aichi Bank Ltd. (The)	240,904
7,500	Aichi Corp.	34,585
30,000	Aichi Machine Industry Co. Ltd.	116,516
79,000	Aichi Steel Corp.	535,663
9,000	Aichi Tokei Denki Co. Ltd.	30,746
28,000	Aida Engineering Ltd.	147,301
6,700	Aigan Co. Ltd.	36,204
6,700	Aiphone Co. Ltd.	126,367
27,000	Air Water, Inc.	328,272
10,000	Airport Facilities Co. Ltd.	40,397
4,600	Airtech Japan Ltd.(d)	22,228
14,500	Aisan Industry Co. Ltd.	145,028
13,500	Akebono Brake Industry Co. Ltd.	75,580
119,000	Akita Bank Ltd. (The)	363,253
500	Alconix Corp.	14,281
14,900	Alfresa Holdings Corp.	609,664
79,500	Allied Telesis Holdings KK.	92,940
10,500	Alpen Co. Ltd.	181,945
3,200	Alpha Corp.	40,153
3,700	Alpha Systems, Inc.	58,202
19,700	Alpine Electronics, Inc.	295,302
83,300	Alps Electric Co. Ltd.	937,037
1,300	Alps Logistics Co. Ltd.	13,053

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
6,700	Altech Co. Ltd.	$22,019
1,500	Altech Corp.	12,373
3,000	Amada Co. Ltd.	23,342
23,900	Amano Corp.	228,802
5	Amiyaki Tei Co. Ltd.	14,717
3,000	Amuse, Inc.	35,461
23,000	Ando Corp.	32,266
13,000	Anest Iwata Corp.	67,039
11,000	Anritsu Corp.	119,166
17,000	AOC Holdings, Inc.	130,948
2,000	AOI Electronic Co. Ltd.	36,968
10,500	AOKI Holdings, Inc.	172,261
96,000	Aomori Bank Ltd. (The)	309,255
30,000	Aoyama Trading Co. Ltd.	526,466
8,200	Arakawa Chemical Industries Ltd.	80,099
25,000	Araya Industrial Co. Ltd.	41,891
6,900	Arc Land Sakamoto Co. Ltd.	124,314
10,400	Arcs Co. Ltd.	182,914
3,600	Argo Graphics, Inc.	48,259
155,800	Ariake Japan Co. Ltd.(d)	3,187,439
17,200	Arisawa Manufacturing Co. Ltd.	94,507
6,200	Arnest One Corp.	71,998
4,990	As One Corp.	106,301
3,300	Asahi Co. Ltd.	68,156
20,000	Asahi Diamond Industrial Co. Ltd.	473,599
4,350	Asahi Holdings, Inc.	98,713
11,000	Asahi Kogyosha Co. Ltd.	53,725
3,000	Asahi Net, Inc.	13,405
30,000	Asahi Organic Chemicals Industry Co. Ltd.	82,613
1,060,000	Asahi TEC Corp.(b)	344,223
4,000	Asanuma Corp.	4,468
7,700	Asatsu-DK, Inc.	213,042
31	Asax Co. Ltd.	46,388
26,000	Ashimori Industry Co. Ltd.(b)	38,163
29,000	Asics Corp.	441,865
13,000	ASKA Pharmaceutical Co. Ltd.	95,746
3,000	ASKUL Corp.	45,204
15,000	Asunaro Aoki Construction Co. Ltd.	78,717
10,300	Atom Corp.(b)	35,990
89,000	Atsugi Co. Ltd.	113,295
16,300	Autobacs Seven Co. Ltd.	734,702
3,500	Avex Group Holdings, Inc.	47,600
113,000	Awa Bank Ltd. (The)	735,377
30,000	Bando Chemical Industries Ltd.	131,324
7,200	Bank of Iwate Ltd. (The)	294,135
7,000	Bank of Kochi Ltd. (The)	7,547
87,000	Bank of Nagoya Ltd. (The)	273,482
14,800	Bank of Okinawa Ltd. (The)(d)	694,005
72,000	Bank of Saga Ltd. (The)	185,179
21,700	Bank of the Ryukyus Ltd.	284,692
6,700	Belc Co. Ltd.	96,429
12,300	Belluna Co. Ltd.	85,637

Shares		Value

JAPAN (continued)
22,000	Best Denki Co. Ltd.(b)	$68,871
156	Bic Camera, Inc.	90,376
23	BLife Investment Corp. REIT	161,330
1,500	BML, Inc.	40,294
2,100	Bookoff Corp.	19,667
22,000	Bunka Shutter Co. Ltd.	65,727
5,300	CAC Corp.	43,579
63,000	Calsonic Kansei Corp.	412,444
8	Can Do Co. Ltd.	7,825
4,500	Canon Electronics, Inc.	123,920
30,300	Canon Marketing Japan, Inc.	377,840
6,200	Capcom Co. Ltd.	162,439
39,700	Casio Computer Co. Ltd.	281,564
7,900	Cawachi Ltd.	162,033
88,000	Central Glass Co. Ltd.	442,372
1,900	Central Security Patrols Co. Ltd.	19,892
800	Central Sports Co. Ltd.	9,872
19,050	Century Tokyo Leasing Corp.	369,197
15,700	Chiba Kogyo Bank Ltd. (The)(b)	91,771
18,000	Chino Corp.	50,737
10,000	Chiyoda Co. Ltd.	165,097
23,000	Chiyoda Corp.	294,577
3,400	Chiyoda Integre Co. Ltd.	47,830
500	Chofu Seisakusho Co. Ltd.	13,022
46,000	Chori Co. Ltd.	57,362
14,100	Chubu Shiryo Co. Ltd.	96,705
41,000	Chuetsu Pulp & Paper Co. Ltd.	68,702
153,000	Chugai Mining Co. Ltd.(b)	57,635
20,000	Chugai Ro Co. Ltd.	68,065
61,000	Chugoku Bank Ltd. (The)	776,515
12,000	Chugoku Marine Paints Ltd.	97,110
69,000	Chukyo Bank Ltd. (The)(d)	171,189
12,000	Chuo Denki Kogyo Co. Ltd.	57,050
10,000	Chuo Spring Co. Ltd.	37,280
15,800	Circle K Sunkus Co. Ltd.	261,264
83,800	Citizen Holdings Co. Ltd.	505,075
28,300	CKD Corp.	244,089
48,000	Clarion Co. Ltd.(b)	103,501
8,500	Cleanup Corp.	54,543
2,000	CMIC Co. Ltd	36,215
24,800	CMK Corp.(b)	96,320
14,500	Coca-Cola Central Japan Co. Ltd.	200,214
19,600	Coca-Cola West Holdings Co.	392,076
8,090	Cocokara Fine Holdings, Inc.	211,957
9,000	Colowide Co. Ltd.	56,582
6,000	Computer Engineering & Consulting Ltd.	31,876
4,400	Computer Institute of Japan Ltd.	14,288
42,000	COMSYS Holdings Corp.	418,991
4,000	Co-Op Chemical Co. Ltd.(b)	5,352
6,200	Corona Corp.	70,710
6,600	Cosel Co. Ltd.	116,080
216,000	Cosmo Oil Co. Ltd.	650,932

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
2,600	Cosmos Pharmaceutical Corp.	$121,244
2,700	Create Medic Co. Ltd.	27,882
88,600	Credit Saison Co. Ltd.	1,509,946
19,158	CSK Holdings Corp.(b)	80,877
7,800	CTI Engineering Co. Ltd.	51,571
23	Cybernet Systems Co. Ltd.	6,035
111	Cybozu, Inc.	24,382
27,000	Dai Nippon Toryo Co. Ltd.	32,967
23,900	Daibiru Corp.	178,198
105,000	Daicel Chemical Industries Ltd.	752,874
9,000	Dai-Dan Co. Ltd.	61,142
16,000	Daido Kogyo Co. Ltd.	35,332
13,000	Daido Metal Co. Ltd.	140,326
95,000	Daido Steel Co. Ltd.	676,236
10,600	Daidoh Ltd.	109,738
41,100	Daiei, Inc. (The)(b)	155,356
25,500	Daifuku Co. Ltd.	164,954
26,000	Daihen Corp.	98,954
23,000	Daiho Corp.	30,772
21,000	Daiichi Chuo KK(b)	37,371
19,000	Daiichi Jitsugyo Co. Ltd.	101,189
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	26,421
20,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	69,884
13,000	Daiken Corp.	47,113
18,000	Daiki Aluminium Industry Co. Ltd.	54,244
3,600	Daiko Clearing Services Corp.	13,000
1,700	Daikoku Denki Co. Ltd.	16,562
1,000	Daikokutenbussan Co. Ltd.	33,968
71,000	Daikyo, Inc.(b)	137,416
3,700	Dainichi Co. Ltd.	34,268
24,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	120,647
85,000	Dainippon Screen Manufacturing Co. Ltd.	669,091
18,000	Daio Paper Corp.	140,989
76,000	Daisan Bank Ltd. (The)(d)	179,671
4,910	Daiseki Co. Ltd.	97,007
78,000	Daishi Bank Ltd. (The)	238,098
24,000	Daiso Co. Ltd.	98,201
1,600	Daisyo Corp.	19,806
69,000	Daito Bank Ltd. (The)	45,710
5,200	Daito Electron Co. Ltd.	45,728
14,000	Daiwa Industries Ltd.	72,923
61,000	Daiwabo Holdings Co. Ltd.	137,079
2,000	DC Co. Ltd.	5,715
43,860	DCM Japan Holdings Co. Ltd.	334,996
176,000	Denki Kagaku Kogyo KK	852,738
27,000	Denki Kogyo Co. Ltd.	128,363
8,600	Denyo Co. Ltd.	114,615
18,000	Descente Ltd.	101,942
141,000	DIC Corp.	329,675
4,600	Disco Corp.	268,585

Shares		Value

JAPAN (continued)
7,200	Don Quijote Co. Ltd.	$247,934
5,350	Doshisha Co. Ltd.	143,992
9,974	Doutor Nichires Holdings Co. Ltd.	132,926
69,000	Dowa Holdings Co. Ltd.	464,272
12	Dr Ci Labo Co. Ltd.	65,156
23	Dream Incubator, Inc.(b)	20,107
6,700	DTS Corp.	75,368
31,300	Duskin Co. Ltd.	634,253
17	Dwango Co. Ltd.	38,114
4,000	Dydo Drinco, Inc.	155,875
4,000	Dynic Corp.	7,222
8,000	Eagle Industry Co. Ltd.	115,555
2,000	Earth Chemical Co. Ltd.	72,144
130,000	Ebara Corp.	766,643
1,400	Echo Trading Co. Ltd.	13,512
44,300	EDION Corp.	462,076
71,000	Ehime Bank Ltd. (The)	208,430
11,000	Eidai Co. Ltd.	42,294
82,000	Eighteenth Bank Ltd. (The)	222,615
4,400	Eiken Chemical Co. Ltd.	58,583
5,500	Eizo Nanao Corp.	102,663
6,300	Elematec Corp.	89,772
78,300	Elpida Memory, Inc.(b)	724,162
3,900	Enplas Corp.	60,842
29	EPS Co. Ltd.	68,182
11,700	ESPEC Corp.	85,715
3,300	Excel Co. Ltd.	34,507
11,700	Exedy Corp.	444,839
14,000	Ezaki Glico Co. Ltd.	161,122
3,800	F&A Aqua Holdings, Inc.	39,192
334	Faith, Inc.	42,778
2,600	Falco SD Holdings Co. Ltd.	27,018
11,900	Fancl Corp.	161,377
284,100	FCC Co. Ltd.(d)	6,838,180
18,000	FDK Corp.(b)	27,356
2,000	Felissimo Corp.	30,370
54,200	FIDEA Holdings Co. Ltd.	138,695
14,000	First Baking Co. Ltd.(b)	16,003
8,600	Foster Electric Co. Ltd.	143,883
2,900	FP Corp.	188,348
56,000	France Bed Holdings Co. Ltd.	72,741
4,000	F-Tech, Inc.	63,753
73,600	Fudo Tetra Corp.(b)	134,800
5,300	Fuji Co. Ltd.	118,482
6,600	Fuji Corp Ltd.	33,692
182,000	Fuji Electric Holdings Co. Ltd.	593,388
7,500	Fuji Electronics Co. Ltd.	115,250
19,000	Fuji Kyuko Co. Ltd.	105,137
17,700	Fuji Oil Co. Ltd.	270,380
4,600	Fuji Seal International, Inc.	104,028
9,400	FUJI SOFT, Inc.	140,417
36,000	Fujibo Holdings, Inc.	90,719
7,600	Fujicco Co. Ltd.	95,858
12,100	Fujikura Kasei Co. Ltd.	67,899
134,000	Fujikura Ltd.	633,578

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
3,000	Fujikura Rubber Ltd.	$12,977
7,000	Fujimi, Inc.	82,562
6,500	Fujimori Kogyo Co. Ltd.	93,297
7,000	Fujita Kanko, Inc.	25,187
40,000	Fujitec Co. Ltd.	236,410
3,500	Fujitsu Frontech Ltd.	25,778
18,000	Fujitsu General Ltd.	152,445
3,000	Fujiya Co. Ltd.(b)	5,767
6,700	Fukoku Co. Ltd.	67,187
14,000	Fukuda Corp.	53,829
86,000	Fukui Bank Ltd. (The)	252,465
57,000	Fukushima Bank Ltd. (The)(b)	29,616
2,600	Fukushima Industries Corp.	33,097
88,000	Fukuyama Transporting Co. Ltd.	514,386
7,800	Funai Consulting Co. Ltd.	52,280
10,800	Funai Electric Co. Ltd.	281,556
102,000	Furukawa Co. Ltd.(b)	103,345
37,000	Furukawa-Sky Aluminum Corp.	138,897
4,400	Furusato Industries Ltd.	32,864
16,000	Fuso Pharmaceutical Industries Ltd.	45,723
26,000	Futaba Corp.	475,183
20,500	Futaba Industrial Co. Ltd.	164,831
13,500	Fuyo General Lease Co. Ltd.	479,080
900	G-7 Holdings, Inc.	4,629
29,000	Gakken Holdings Co. Ltd.	63,285
13,300	Gecoss Corp.	58,566
60	Geo Corp.	77,859
12,000	GLOBERIDE, Inc.	13,093
18,700	Glory Ltd.	437,957
6,600	GMO internet, Inc.	30,006
74,000	Godo Steel Ltd.	187,439
7,410	Goldcrest Co. Ltd.	174,121
33,000	Goldwin, Inc.	113,165
2,000	Gourmet Kineya Co. Ltd.(b)	11,691
36,000	GSI Creos Corp.(b)	54,244
680	Gulliver International Co. Ltd.	33,079
29,000	Gun-Ei Chemical Industry Co. Ltd.	85,510
183,000	Gunma Bank Ltd. (The)	974,605
98,000	Gunze Ltd.	367,890
5,900	H.I.S. Co. Ltd.	166,228
65,000	H2O Retailing Corp.	497,305
9,000	Hachijuni Bank Ltd. (The)	50,036
5,800	Hakudo Co. Ltd.	61,552
8,830	Hakuhodo DY Holdings, Inc.	488,039
7,100	Hakuto Co. Ltd.	71,291
1,100	Hamakyorex Co. Ltd.	37,707
13,500	Hamamatsu Photonics KK	608,495
120,000	Hanwa Co. Ltd.	531,532
1,200	Happinet Corp.	15,213
4,700	Harashin Narus Holdings Co. Ltd.	75,886
7,400	Hard Off Corp. Co. Ltd.	41,237
4,000	Harima Chemicals, Inc.	32,110

Shares		Value

JAPAN (continued)
1,300	Haruyama Trading Co. Ltd.	$7,565
114,500	Haseko Corp.(b)	93,700
30,000	Hazama Corp.(b)	42,476
12,400	Heiwa Corp.	201,499
83,500	Heiwa Real Estate Co. Ltd.	193,064
16,500	Heiwado Co. Ltd.	216,256
16,000	Hibiya Engineering Ltd.	172,085
3,500	Hiday Hidaka Corp.	56,829
79,000	Higashi-Nippon Bank Ltd. (The)	170,345
112,000	Higo Bank Ltd. (The)	632,851
14,200	Hikari Tsushin, Inc.	349,351
108,000	Hino Motors Ltd.	671,975
1,300	Hioki EE Corp.	25,853
179,000	Hiroshima Bank Ltd. (The)	788,218
13,000	Hisaka Works Ltd.	186,257
700	Hitachi Business Solution Co. Ltd.	6,365
104,000	Hitachi Cable Ltd.	299,903
28,600	Hitachi Capital Corp.	421,282
12,100	Hitachi High-Technologies Corp.	262,165
30,800	Hitachi Koki Co. Ltd.	282,055
24,000	Hitachi Kokusai Electric, Inc.	195,155
10,000	Hitachi Medical Corp.	128,986
4,500	Hitachi Tool Engineering Ltd.	49,802
13,000	Hitachi Transport System Ltd.	234,552
159,000	Hitachi Zosen Corp.	262,298
8,000	Hochiki Corp.	40,943
15,000	Hodogaya Chemical Co. Ltd.	62,934
4,600	Hogy Medical Co. Ltd.	206,144
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	30,396
10,000	Hokkaido Gas Co. Ltd.	35,461
25,000	Hokkan Holdings Ltd.	78,911
4,000	Hokko Chemical Industry Co. Ltd.	12,106
157,000	Hokkoku Bank Ltd. (The)	552,666
99,000	Hokuetsu Bank Ltd. (The)	212,184
67,865	Hokuetsu Kishu Paper Co. Ltd.	425,782
222,000	Hokuhoku Financial Group, Inc.	464,272
4,400	Hokuto Corp.	100,991
5,530	Honeys Co. Ltd.	63,140
175,800	Horiba Ltd.	5,859,619
2,400	Horipro, Inc.	22,009
4,500	Hoshizaki Electric Co. Ltd.	102,117
29,300	Hosiden Corp.	250,050
10,000	Hosokawa Micron Corp.	60,531
39,700	House Foods Corp.	715,255
41,000	Howa Machinery Ltd.(b)	38,878
2,900	Hulic Co. Ltd.	30,889
1,000	Hurxley Corp.	7,001
200	Hutech Norin Co. Ltd.	1,767
105,000	Hyakugo Bank Ltd. (The)	415,990
116,000	Hyakujushi Bank Ltd. (The)	423,407

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
2,000	I Metal Technology Co. Ltd.	$4,936
6,200	IBJ Leasing Co. Ltd.	152,453
1,700	Ichibanya Co. Ltd.	54,057
8,000	Ichikoh Industries Ltd.(b)	19,121
7,000	ICHINEN Holdings Co. Ltd.	36,462
10,900	Ichiyoshi Securities Co. Ltd.	62,015
3,600	Icom, Inc.	93,338
3,100	Idec Corp.	37,771
19,000	Ihara Chemical Industry Co. Ltd.	70,832
6,600	Iida Home Max	60,612
22,900	Iino Kaiun Kaisha Ltd.	104,706
43	Ikyu Corp.	21,867
8,700	Imasen Electric Industrial	141,261
7,600	Inaba Denki Sangyo Co. Ltd.	211,361
3,100	Inaba Seisakusho Co. Ltd.	34,952
23,000	Inabata & Co. Ltd.	146,093
9,000	Inageya Co. Ltd.	103,696
10	Industrial & Infrastructure Fund Investment Corp. REIT	52,478
15,600	Ines Corp.	126,243
600	I-Net Corp.	3,694
3,500	Information Services International-Dentsu Ltd.	23,004
13,200	Innotech Corp.	96,533
400	Intage, Inc.	8,734
12	Internet Initiative Japan, Inc.	48,009
10,600	Inui Steamship Co. Ltd.	50,257
4,000	Ise Chemical Corp.	26,603
54,000	Iseki & Co. Ltd.(b)	140,287
131,000	Ishihara Sangyo Kaisha Ltd.(b)	183,776
2,000	Ishii Hyoki Co. Ltd.	21,303
10,000	Ishii Iron Works Co. Ltd.	21,952
15,000	Ishizuka Glass Co. Ltd.	31,175
31,966	IT Holdings Corp.	311,003
4,500	ITC Networks Corp.	28,993
10,700	Ito En Ltd.	195,417
19,300	Itochu Enex Co. Ltd.	115,572
6,600	Itochu Techno-Science Corp.	261,051
1,700	Itochu-Shokuhin Co. Ltd.	63,464
80,000	Itoham Foods, Inc.	324,219
24,900	Itoki Corp.	56,925
13,000	Iwai Securities Co. Ltd.	63,155
15,000	Iwaki & Co. Ltd.	40,722
27,000	Iwasaki Electric Co. Ltd.(b)	80,314
40,000	IWATANI Corp.	143,405
26,000	Iwatsu Electric Co. Ltd.	27,356
130,000	Iyo Bank Ltd. (The)	1,225,953
8,900	Izumi Co. Ltd.	135,491
23,000	Izumiya Co. Ltd.	100,084
46,000	Izutsuya Co. Ltd.(b)	29,278
222,000	J. Front Retailing Co. Ltd.	1,055,426
900	Jalux, Inc.	8,709
1,000	Jamco Corp.	7,339
91,000	Janome Sewing Machine Co. Ltd.(b)	78,015

Shares		Value

JAPAN (continued)
8,800	Japan Airport Terminal Co. Ltd.	$113,051
16,000	Japan Asia Investment Co. Ltd.(b)	17,250
21,000	Japan Aviation Electronics Industry Ltd.	161,486
6,100	Japan Carlit Co. Ltd.	36,528
5,000	Japan Cash Machine Co. Ltd.	39,228
13,900	Japan Digital Laboratory Co. Ltd.	172,610
5,800	Japan Electronic Materials Corp.	34,882
17,300	Japan Foundation Engineering Co. Ltd.	66,292
9,200	Japan Medical Dynamic Marketing, Inc.	21,272
4,700	Japan Petroleum Exploration Co.	240,846
46,000	Japan Pulp & Paper Co. Ltd.	167,305
11	Japan Pure Chemical Co. Ltd.	29,849
15,000	Japan Radio Co. Ltd.	43,060
23,000	Japan Transcity Corp.	74,092
10,000	Japan Vilene Co. Ltd.	46,762
38,000	Japan Wool Textile Co. Ltd. (The)	337,131
5,600	Jastec Co. Ltd.	35,571
9,700	JBCC Holdings, Inc.	71,693
9,100	JBIS Holdings, Inc.	31,915
15,000	Jeol Ltd.	47,931
67,000	JFE Shoji Holdings, Inc.	335,936
13,000	Jidosha Buhin Kogyo Co. Ltd.	80,548
1,400	JK Holdings Co. Ltd.	6,492
19,000	JMS Co. Ltd.	68,364
26,000	Joban Kosan Co. Ltd.(b)	27,356
57,000	J-Oil Mills, Inc.	172,514
18,000	Joshin Denki Co. Ltd.	205,521
7,600	JSP Corp.	141,664
33,000	Juki Corp.	84,874
167,000	Juroku Bank Ltd. (The)	522,790
26,610	JVC Kenwood Holdings, Inc.(b)	151,050
13,200	kabu.com Securities Co. Ltd.	41,665
2,000	Kabuki-Za Co. Ltd.	98,461
5,600	Kadokawa Group Holdings, Inc.	200,257
6,000	Kaga Electronics Co. Ltd.	67,805
14,400	Kagome Co. Ltd.	264,301
57,000	Kagoshima Bank Ltd. (The)	386,491
217,000	Kajima Corp.	673,677
6,800	Kakaku.com, Inc.	268,961
19,000	Kaken Pharmaceutical Co. Ltd.	268,767
5,000	Kameda Seika Co. Ltd.	100,409
15,000	Kamei Corp.	84,172
75,000	Kamigumi Co. Ltd.	746,249
13,000	Kanaden Corp.(d)	95,239
14,000	Kanagawa Chuo Kotsu Co. Ltd.	74,742
17,000	Kanamoto Co. Ltd.	132,052
49,000	Kandenko Co. Ltd.	228,499
178,000	Kaneka Corp.	1,144,509

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
71,000	Kanematsu Corp.(b)	$71,014
12,300	Kanematsu Electronics Ltd.	134,208
39,000	Kansai Paint Co. Ltd.	360,694
6,800	Kanto Auto Works Ltd.	68,632
10,000	Kanto Denka Kogyo Co. Ltd.	69,104
18,000	Kanto Natural Gas Development Ltd.	110,359
1,100	Kappa Create Co. Ltd.	24,876
18,000	Kasai Kogyo Co. Ltd.	139,118
13,500	Kasumi Co. Ltd.	81,542
6,800	Katakura Industries Co. Ltd.	72,695
11,900	Kato Sangyo Co. Ltd.	251,494
36,000	Kato Works Co. Ltd.	115,035
2,300	Kawada Technologies, Inc.	40,781
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	71,494
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	24,940
221,000	Kawasaki Kisen Kaisha Ltd.	726,284
29,000	Kawashima Selkon Textiles Co. Ltd.(b)(c)	25,419
7,000	Kawasumi Laboratories, Inc.	48,464
72,000	Kayaba Industry Co. Ltd.	588,270
73,000	Keihan Electric Railway Co. Ltd.	318,608
14,200	Keihanshin Real Estate Co. Ltd.	68,432
4,000	Keihin Co. Ltd. (The)	4,780
15,000	Keihin Corp.	334,546
70,000	Keisei Electric Railway Co. Ltd.	450,088
131,000	Keiyo Bank Ltd. (The)	690,862
13,300	Keiyo Co. Ltd.	82,925
1,269	Kenedix, Inc.(b)	248,080
2,000	Kentucky Fried Chicken Japan Ltd.	52,997
24,100	Kewpie Corp.	327,448
5,525	KEY Coffee, Inc.	105,857
32,700	Kikkoman Corp.	362,319
7,000	Kimoto Co. Ltd.	64,376
1,200	Kimura Chemical Plants Co. Ltd.	5,409
84,000	Kinden Corp.	713,594
200	King Jim Co. Ltd.	1,585
29,000	Kinki Nippon Tourist Co. Ltd.(b)	38,046
14,000	Kinki Sharyo Co. Ltd.	56,920
2,900	Kintetsu World Express, Inc.	99,636
5,000	Kinugawa Rubber Industrial Co. Ltd.	41,307
3,500	Kirayaka Bank Ltd.	3,455
2,600	Kisoji Co. Ltd.	48,329
16,900	Kissei Pharmaceutical Co. Ltd.	327,090
41,000	Kitagawa Iron Works Co. Ltd.	80,418
4,900	Kita-Nippon Bank Ltd. (The)	116,986
13,000	Kitano Construction Corp.	31,071
17	Kito Corp.	15,458
19,000	Kitz Corp.	108,346
325,000	Kiyo Holdings, Inc.	460,155

Shares		Value

JAPAN (continued)
24,700	Koa Corp.	$302,233
16,000	Koatsu Gas Kogyo Co. Ltd.	97,681
5,300	Kobayashi Pharmaceutical Co. Ltd.	272,969
14,800	Kohnan Shoji Co. Ltd.	294,520
1,300	Kohsoku Corp.	10,605
13,000	Koike Sanso Kogyo Co. Ltd.	37,150
6,000	Koito Industries Ltd.(b)	7,638
25,000	Koito Manufacturing Co. Ltd.	431,578
12,300	Kojima Co. Ltd.	87,555
7,000	Kokusai Kogyo Holdings Co. Ltd.(b)	30,370
43,800	Kokuyo Co. Ltd.	329,986
23,000	Komai Tekko, Inc.	60,947
3,000	Komatsu Seiren Co. Ltd.	14,068
5,400	Komatsu Wall Industry Co. Ltd.	50,503
6,900	Komeri Co. Ltd.	206,951
36,100	Komori Corp.	302,924
14,210	Konaka Co. Ltd.(b)	65,526
8,800	Konishi Co.Ltd.	123,110
8,000	Kose Corp.	211,054
6,000	Kosei Securities Co. Ltd.(b)	5,456
2,100	Kourakuen Corp.	30,851
26,000	Krosaki Harima Corp.	126,648
4,100	KRS Corp.	45,002
13,228	K’s Holdings Corp.	619,432
800	KU Holdings Co. Ltd.	3,886
79,000	Kumagai Gumi Co. Ltd.(b)	79,015
20,000	Kumiai Chemical Industry Co. Ltd.	64,948
1,400	Kura Corp.	18,876
111,000	Kurabo Industries Ltd.	222,043
75,000	Kureha Corp.	361,434
48,000	Kurimoto Ltd.	96,019
11,300	Kuroda Electric Co. Ltd.	133,278
1,800	Kyoden Co. Ltd.	2,923
39,000	Kyodo Printing Co. Ltd.	98,279
41,000	Kyodo Shiryo Co. Ltd.	50,594
8,500	Kyoei Steel Ltd.	131,389
5,000	Kyoei Tanker Co. Ltd.	9,807
14,100	Kyokuto Kaihatsu Kogyo Co. Ltd.	86,082
15,200	Kyokuto Securities Co. Ltd.	113,923
25,000	Kyokuyo Co. Ltd.	59,427
30,000	Kyorin Holdings, Inc.	626,226
6,900	Kyoritsu Maintenance Co. Ltd.	113,021
28,000	Kyosan Electric Manufacturing Co. Ltd.	158,213
1,000	Kyoto Kimono Yuzen Co. Ltd.	11,483
23,800	Kyowa Exeo Corp.	235,573
1,600	Kyowa Leather Cloth Co. Ltd.	5,840
18,000	Kyudenko Corp.	126,492
28,000	Laox Co. Ltd.(b)	17,822
2,700	LEC, Inc.	49,171
76,700	Leopalace21 Corp.(b)	111,585
8,500	Life Corp.(d)	151,153

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
13,800	Lintec Corp.	$383,607
41,000	Lion Corp.	224,745
7,000	Look, Inc.(b)	17,458
22	M3, Inc.	199,182
8,500	Mabuchi Motor Co. Ltd.	440,540
4,500	Macnica, Inc.	107,378
3,800	MacroMill, Inc.	41,956
65,000	Maeda Corp.	211,924
33,000	Maeda Road Construction Co. Ltd.	319,348
5,300	Maezawa Kasei Industries Co. Ltd.	52,184
5,500	Maezawa Kyuso Industries Co. Ltd.	79,515
54,000	Makino Milling Machine Co. Ltd.	533,091
3,300	Mandom Corp.	97,390
2,500	Mars Engineering Corp.	41,696
8,900	Marubun Corp.	44,277
83,000	Marudai Food Co. Ltd.	284,627
23,000	Maruei Department Store Co. Ltd.(b)	26,291
22,000	Maruetsu, Inc. (The)	81,444
4,000	Marufuji Sheet Piling Co. Ltd.	8,989
30,910	Maruha Nichiro Holdings, Inc.	54,203
138,200	Marui Group Co. Ltd.	1,136,333
22,600	Maruichi Steel Tube Ltd.	573,917
23,200	Marusan Securities Co. Ltd.	104,872
2,900	Maruwa Co. Ltd.	134,104
24,000	Maruyama Manufacturing Co., Inc.	56,738
24,000	Maruzen Showa Unyu Co. Ltd.	82,925
8,900	Maspro Denkoh Corp.	73,988
2,200	Matsuda Sangyo Co. Ltd.	36,207
20,300	Matsui Securities Co. Ltd.	102,047
4,800	Matsumotokiyoshi Holdings Co. Ltd.	102,067
4,700	Matsuya Co. Ltd.(b)	28,205
2,500	Matsuya Foods Co. Ltd.	48,386
22,000	Max Co. Ltd.	278,340
3,500	Maxvalu Tokai Co. Ltd.	47,827
1,600	MEC Co. Ltd.	6,796
78,700	Medipal Holdings Corp.	744,218
3,500	Megachips Corp.	54,329
3,000	Megane Top Co. Ltd.	48,789
12,700	Megmilk Snow Brand Co. Ltd.	236,728
41,000	Meidensha Corp.	175,216
2,300	Meiji Shipping Co. Ltd.	7,618
6,700	Meiko Network Japan Co. Ltd.	63,271
4,100	Meitec Corp.	91,389
2,900	Meito Sangyo Co. Ltd.	38,875
200	Meito Transportation Co. Ltd.	1,538
20,900	Meiwa Corp.	73,029
13,200	Meiwa Estate Co. Ltd.	79,215
3,000	Melco Holdings, Inc.	86,549
54,000	Michinoku Bank Ltd. (The)	108,021

Shares		Value

JAPAN (continued)
53,000	Mie Bank Ltd. (The)	$133,558
16,200	Mikuni Coca-Cola Bottling Co. Ltd.	146,460
1,848	Milbon Co. Ltd.	59,076
8,800	Mimasu Semiconductor Industry Co. Ltd.	98,305
100,000	Minato Bank Ltd. (The)	201,338
41,000	Minebea Co. Ltd.	209,301
5,500	Ministop Co. Ltd.	103,449
133,100	Miraca Holdings, Inc.	5,593,018
21,140	Mirait Holdings Corp.	174,645
8,500	Misawa Homes Co. Ltd.(b)	63,928
14,500	MISUMI Group, Inc.	405,514
6,100	Mitani Corp.	78,365
30,000	Mito Securities Co. Ltd.	43,255
15,000	Mitsuba Corp.	150,419
14,000	Mitsubishi Kakoki Kaisha Ltd.	33,461
68,000	Mitsubishi Logistics Corp.	785,244
158,000	Mitsubishi Paper Mills Ltd.(b)	162,135
10,600	Mitsubishi Pencil Co. Ltd.	199,099
44,000	Mitsubishi Steel Manufacturing Co. Ltd.	156,030
18,000	Mitsuboshi Belting Co. Ltd.	102,410
143,000	Mitsui Engineering & Shipbuilding Co. Ltd.	304,631
6,300	Mitsui High-Tec, Inc.	30,933
22,000	Mitsui Home Co. Ltd.	122,024
511	Mitsui Knowledge Industry Co. Ltd.(d)	78,523
19,000	Mitsui Matsushima Co. Ltd.	40,969
230,000	Mitsui Mining & Smelting Co. Ltd.	836,527
66,000	Mitsui Sugar Co. Ltd.	314,633
54,000	Mitsui-Soko Co. Ltd.	216,042
37,900	Mitsumi Electric Co. Ltd.	369,228
14,300	Mitsuuroko Co. Ltd.	85,631
87,400	Miura Co. Ltd.	2,516,929
3,500	Miyachi Corp.	27,960
15,000	Miyaji Engineering Group, Inc.(b)	19,679
1,500	Miyakoshi Corp.(b)	4,832
88,000	Miyazaki Bank Ltd. (The)	204,611
28,000	Miyoshi Oil & Fat Co. Ltd.	40,735
92,856	Mizuho Investors Securities Co. Ltd.	86,843
51,000	Mizuno Corp.	237,163
14,000	Mochida Pharmaceutical Co. Ltd.	149,847
3,400	Modec, Inc.	62,714
368	Monex Group, Inc.	76,530
19,500	Mori Seiki Co. Ltd.	262,415
30,000	Morinaga & Co. Ltd.	72,871
111,000	Morinaga Milk Industry Co. Ltd.	495,993
20,000	Morita Holdings Corp	118,984
20,000	Mory Industries, Inc.	85,471
8,000	MOS Food Services, Inc.	158,784
4,200	Moshi Moshi Hotline, Inc.	73,596

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
14,100	Mr Max Corp.(d)	$60,623
3,000	Murakami Corp.	38,579
4,100	Musashi Seimitsu Industry Co. Ltd.	111,733
17,000	Musashino Bank Ltd. (The)	600,195
26,000	Mutoh Holdings Co. Ltd.	55,050
14,000	Nabtesco Corp.	354,978
24,000	Nachi-Fujikoshi Corp.	157,122
1,700	Nagaileben Co. Ltd.	52,909
14,000	Nagano Bank Ltd. (The)	30,370
1,000	Nagano Keiki Co. Ltd.	8,872
86,000	Nagase & Co. Ltd.	1,136,091
7,000	Nagatanien Co. Ltd.	74,014
79,000	Nagoya Railroad Co. Ltd.	210,366
20,000	Nakabayashi Co. Ltd.	56,634
12,000	Nakamuraya Co. Ltd.	60,012
1,500	Nakano Corp.	3,780
37,000	Nakayama Steel Works Ltd.(b)	50,464
34,100	Namco Bandai Holdings, Inc.	431,870
41,000	Nankai Electric Railway Co. Ltd.	165,630
93,000	Nanto Bank Ltd. (The)	495,291
3,400	Natori Co. Ltd.	36,259
8,900	NEC Capital Solutions Ltd.	119,653
9,600	NEC Fielding Ltd.	122,455
4,200	NEC Mobiling Ltd.	149,811
14,200	NEC Networks & System Integration Corp.	212,488
89	NET One Systems Co. Ltd.	213,179
23,300	Neturen Co. Ltd.	206,714
3,000	New Japan Radio Co. Ltd.(b)	7,755
61,000	NHK Spring Co. Ltd.	652,114
3,900	NIC Corp.	17,123
32,000	Nice Holdings, Inc.	64,428
20,000	Nichia Steel Works Ltd.	51,439
24,000	Nichias Corp.	148,393
20,000	Nichiban Co. Ltd.(d)	75,080
27,100	Nichicon Corp.	459,734
2,900	Nichiden Corp.	98,167
11,500	Nichiha Corp.	111,587
16,800	Nichii Gakkan Co.	156,030
26,000	Nichimo Co. Ltd.(b)	48,633
120,000	Nichirei Corp.	533,091
16,000	Nichireki Co. Ltd.	79,808
3,100	Nidec Copal Corp.	37,570
3,100	Nidec Copal Electronics Corp.	21,704
9,000	Nidec Sankyo Corp.	62,194
5,600	Nidec Tosok Corp.	71,141
318,600	Nifco, Inc.(d)	8,566,630
70	NIFTY Corp.	98,201
948	Nihon Chouzai Co. Ltd.	38,051
1,900	Nihon Dempa Kogyo Co. Ltd.	24,828
2,800	Nihon Eslead Corp.	25,641
8,000	Nihon Kohden Corp.	222,797
10	Nihon M&A Center, Inc.	50,464
24,000	Nihon Nohyaku Co. Ltd.	110,047

Shares		Value

JAPAN (continued)
11,000	Nihon Parkerizing Co. Ltd.	$165,461
2,800	Nihon Plast Co. Ltd.	24,077
1,000	Nihon Shokuhin Kako Co. Ltd.	5,417
1,100	Nihon Tokushu Toryo Co. Ltd.	4,615
2,050	Nihon Trim Co. Ltd.	55,201
18,800	Nihon Unisys Ltd.	113,555
71,000	Nihon Yamamura Glass Co. Ltd.	196,441
14,000	Nikkiso Co. Ltd.	138,209
6,000	Nikko Co. Ltd.	22,680
30,000	Nippo Corp.	240,436
63,000	Nippon Beet Sugar Manufacturing Co. Ltd.	144,846
43,000	Nippon Carbide Industries Co., Inc.	106,125
39,000	Nippon Carbon Co. Ltd.	127,155
6,200	Nippon Ceramic Co. Ltd.	135,380
40,000	Nippon Chemical Industrial Co. Ltd.	89,888
51,000	Nippon Chemi-Con Corp.	330,571
26,500	Nippon Coke & Engineering Co. Ltd.	46,814
17,000	Nippon Concrete Industries Co. Ltd.	44,827
26,000	Nippon Conveyor Co. Ltd.	27,356
18,000	Nippon Denko Co. Ltd.	120,881
23,000	Nippon Densetsu Kogyo Co. Ltd.	246,775
15,000	Nippon Denwa Shisetsu Co. Ltd.	48,516
400	Nippon Felt Co. Ltd.	2,021
300	Nippon Filcon Co. Ltd.	1,574
9,700	Nippon Fine Chemical Co. Ltd.	66,653
70,000	Nippon Flour Mills Co. Ltd.	331,883
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	37,826
8,000	Nippon Gas Co. Ltd.	112,437
9,000	Nippon Hume Corp.	35,773
28	Nippon Jogesuido Sekkei Co. Ltd.	36,844
3,400	Nippon Kanzai Co. Ltd.	60,152
5,000	Nippon Kasei Chemical Co. Ltd.	11,496
40,000	Nippon Kayaku Co. Ltd.	445,282
44,000	Nippon Kinzoku Co. Ltd.(b)	93,161
41,000	Nippon Koei Co. Ltd.	142,197
32,000	Nippon Konpo Unyu Soko Co. Ltd.	365,786
33,000	Nippon Koshuha Steel Co. Ltd.	45,437
211,000	Nippon Light Metal Co. Ltd.	446,749
60,000	Nippon Meat Packers, Inc.	837,826
39,000	Nippon Metal Industry Co. Ltd.(b)	49,646
56,000	Nippon Paint Co. Ltd.	454,634
34,800	Nippon Paper Group, Inc.	777,954
6	Nippon Parking Development Co. Ltd.	312

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
16,000	Nippon Pillar Packing Co. Ltd.	$121,998
46,000	Nippon Piston Ring Co. Ltd.(b)	107,553
1,000	Nippon Rietec Co. Ltd.	4,377
47,000	Nippon Road Co. Ltd. (The)	139,196
20,000	Nippon Seiki Co. Ltd.	237,189
4,000	Nippon Seiro Co. Ltd.	17,198
16,000	Nippon Seisen Co. Ltd.	91,862
16,000	Nippon Sharyo Ltd.	77,106
77,000	Nippon Sheet Glass Co. Ltd.	246,048
30,000	Nippon Shinyaku Co. Ltd.	425,148
39,000	Nippon Shokubai Co. Ltd.	510,645
28,000	Nippon Signal Co. Ltd. (The)	211,678
52,000	Nippon Soda Co. Ltd.	245,866
20,000	Nippon Steel Trading Co. Ltd.	60,271
41,900	Nippon Suisan Kaisha Ltd.	151,849
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	176,294
41,000	Nippon Thompson Co. Ltd.	329,129
24,000	Nippon Valqua Industries Ltd.	72,326
43,000	Nippon Yakin Kogyo Co. Ltd.(b)	128,467
18,000	Nippon Yusoki Co. Ltd.(d)	45,827
19,000	Nipro Corp.	348,977
1,000	Nishikawa Rubber Co. Ltd.	11,626
151,000	Nishimatsu Construction Co. Ltd.	225,563
12,900	Nishimatsuya Chain Co. Ltd.	112,939
351,000	Nishi-Nippon City Bank Ltd. (The)	1,080,561
54,000	Nishi-Nippon Railroad Co. Ltd.	242,697
23,400	Nissan Chemical Industries Ltd.	280,247
64,000	Nissan Shatai Co. Ltd.	531,220
6,700	Nissei Corp.(d)	60,834
1,500	Nissei Plastic Industrial Co. Ltd.	4,735
7,500	Nissen Holdings Co. Ltd.	44,619
7,700	Nissha Printing Co. Ltd.	138,827
8,900	Nisshin Fudosan Co. Ltd.	55,607
47,000	Nisshin Oillio Group Ltd. (The)	225,278
320,000	Nisshin Steel Co. Ltd.	665,065
72,000	Nisshinbo Holdings, Inc.	710,788
37,000	Nissin Corp.	98,526
17,000	Nissin Electric Co. Ltd.	167,604
13,900	Nissin Kogyo Co. Ltd.	258,735
26,000	Nissin Sugar Manufacturing Co. Ltd.	61,804
6,300	Nissui Pharmaceutical Co. Ltd.	57,202
12,300	Nitta Corp.	248,764
8,600	Nittan Valve Co. Ltd.	34,407
33,000	Nittetsu Mining Co. Ltd.	146,171
125,000	Nitto Boseki Co. Ltd.	362,084
12,800	Nitto Kogyo Corp.	149,473
4,400	Nitto Kohki Co. Ltd.	106,421
17,000	Nitto Seiko Co. Ltd.	48,139
7,100	Noevir Holdings Co. Ltd.(b)	83,095
99,000	NOF Corp.	451,374
10,000	Nohmi Bosai Ltd.	65,208

Shares		Value

JAPAN (continued)
19,000	Nomura Co. Ltd.	$57,258
15,100	Nomura Real Estate Holdings, Inc.	277,541
30,000	Noritake Co. Ltd.	119,634
11,000	Noritsu Koki Co. Ltd.(b)	61,583
9,000	Noritz Corp.	185,880
3,700	NS Solutions Corp.	87,472
22,000	NS United Kaiun Kaisha Ltd.	44,009
10,600	NSD Co. Ltd.	91,563
141,000	NTN Corp.	853,491
4,300	Obara Corp.	59,597
20,000	Obayashi Road Corp.	51,958
750	OBIC Business Consultants Ltd.	47,639
1,400	Obic Co. Ltd.	276,599
27,000	Oenon Holdings, Inc.	65,233
144,000	Ogaki Kyoritsu Bank Ltd. (The)	458,271
3,600	Ohara, Inc.	38,626
900	Ohashi Technica, Inc.	6,734
11,438	Oiles Corp.	239,799
87,000	Oita Bank Ltd. (The)	261,051
30,300	Okabe Co. Ltd.	157,433
16,000	Okamoto Industries, Inc.	65,052
4,000	Okamoto Machine Tool Works Ltd.(b)	7,742
23,000	Okamura Corp.	149,380
90,000	Okasan Securities Group, Inc.	326,167
168,000	Oki Electric Industry Co. Ltd.(b)	168,033
3,460	Okinawa Electric Power Co., Inc. (The)	155,281
32,000	OKK Corp.(b)	46,139
55,000	OKUMA Corp.	585,828
51,000	Okumura Corp.	190,790
19,000	Okura Industrial Co. Ltd.	67,377
10,000	Okuwa Co. Ltd.	118,335
1,900	Olympic Corp.	14,314
5,500	Onoken Co. Ltd.	51,153
69,000	Onward Holdings Co. Ltd.	582,581
1,600	Optex Co. Ltd.	20,596
20,000	Organo Corp.	148,860
10,000	Origin Electric Co. Ltd.	48,061
8,200	Osaka Organic Chemical Industry Ltd.	42,393
11,100	Osaka Steel Co. Ltd.	216,276
3,400	OSAKA Titanium Technologies Co.	220,601
6,000	Osaki Electric Co. Ltd.	63,363
13,500	OSG Corp.	217,270
3,100	Otsuka Corp.	206,170
8,900	Oyo Corp.	91,214
37,000	Pacific Industrial Co. Ltd.	202,338
31,000	Pacific Metals Co. Ltd.	231,941
3,350	Pack Corp. (The)	55,177
2,000	Pal Co. Ltd.	69,312
46,000	PanaHome Corp.	326,245

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
900	Panasonic Electric Works Information Systems Co. Ltd.	$24,726
10,500	Panasonic Electric Works SUNX Co. Ltd.	71,332
7,700	Paramount Bed Co. Ltd.	218,142
27,200	Parco Co. Ltd.	232,128
8,800	Paris Miki Holdings, Inc.	80,473
17,400	Park24 Co. Ltd.	197,540
10,000	Pasco Corp.	36,501
9	Pasona Group, Inc.	8,534
114,500	Penta-Ocean Construction Co. Ltd.	261,765
140	PGM Holdings KK	78,015
2,700	Pia Corp.(b)	28,022
2,900	Pigeon Corp.	111,163
54	Pilot Corp.	105,145
3,800	Piolax, Inc.	94,229
65,800	Pioneer Corp.(b)	348,722
5,400	Plenus Co. Ltd.	93,782
2,530	Point, Inc.	113,708
41,000	Press Kogyo Co. Ltd.	235,929
3,000	Pressance Corp.	41,969
49,000	Prima Meat Packers Ltd.	65,558
5,100	Pronexus, Inc.	25,902
17,000	PS Mitsubishi Construction Co. Ltd.	64,259
21,900	Raito Kogyo Co. Ltd.	79,652
14,000	Rasa Industries Ltd.(b)	25,278
77,840	Rengo Co. Ltd.	513,642
20,300	Renown, Inc.(b)	39,817
5,700	Resorttrust, Inc.	83,147
3,000	Rheon Automatic Machinery Co. Ltd.	7,404
37,000	Rhythm Watch Co. Ltd.	57,193
12,300	Ricoh Leasing Co. Ltd.	295,737
5,400	Right On Co. Ltd.(b)	30,372
36,000	Riken Corp.	176,294
9,000	Riken Keiki Co. Ltd.	79,847
15,000	Riken Technos Corp.	54,361
2,600	Riken Vitamin Co. Ltd.	72,612
3,700	Ringer Hut Co. Ltd.	52,435
11,300	Riso Kagaku Corp.	175,991
698	Riso Kyoiku Co. Ltd.	40,256
4,100	Rock Field Co. Ltd.	67,051
18,000	Rohto Pharmaceutical Co. Ltd.	214,639
11,500	Roland Corp.	106,209
3,000	Roland DG Corp.	41,930
39,700	Round One Corp.	320,756
11,100	Royal Holdings Co. Ltd.	121,115
42,000	Ryobi Ltd.	195,311
21,000	Ryoden Trading Co. Ltd.	136,936
2,300	Ryohin Keikaku Co. Ltd.	119,653
24,600	Ryosan Co. Ltd.	533,956
1,900	Ryoshoku Ltd.	44,400
13,200	Ryoyo Electro Corp.	131,683
7,000	S Foods, Inc.	60,103

Shares		Value

JAPAN (continued)
12,000	Sagami Co. Ltd.(b)	$14,496
65,000	Saibu Gas Co. Ltd.	173,930
5,000	Saizeriya Co. Ltd.	102,487
46,000	Sakai Chemical Industry Co. Ltd.	206,742
18,000	Sakai Heavy Industries Ltd.	36,708
39,000	Sakai Ovex Co. Ltd.(b)	63,831
14,000	Sakata INX Corp.	72,196
12,000	Sakata Seed Corp.	174,112
5,000	Sala Corp.	27,928
3,000	San-A Co. Ltd.	122,361
32,000	San-Ai Oil Co. Ltd.	180,814
17,000	Sanden Corp.	89,875
19,475	Sangetsu Co. Ltd.	499,618
57,000	San-In Godo Bank Ltd. (The)	442,762
15,700	Sanix, Inc.(b)	63,220
14,500	Sankei Building Co. Ltd. (The)	83,815
44,000	Sanken Electric Co. Ltd.	240,047
26,000	Sanki Engineering Co. Ltd.	150,627
50	Sanko Marketing Foods Co. Ltd.	49,490
14,000	Sanko Metal Industrial Co. Ltd.	56,920
30,600	Sankyo Seiko Co. Ltd.(d)	107,717
80,000	Sankyo-Tateyama Holdings, Inc.(b)	109,112
59,000	Sankyu, Inc.	285,094
20,600	Sanoh Industrial Co. Ltd.	195,604
9,400	Sanrio Co. Ltd.	406,599
18,800	Sanshin Electronics Co. Ltd.	150,429
2,400	Santen Pharmaceutical Co. Ltd.	96,642
77,000	Sanwa Holdings Corp.	271,053
12,000	Sanyo Chemical Industries Ltd.	95,083
11,000	Sanyo Denki Co. Ltd.	101,877
48	Sanyo Housing Nagoya Co. Ltd.	50,877
28,000	Sanyo Shokai Ltd.	82,198
63,000	Sanyo Special Steel Co. Ltd.	415,717
173,300	Sapporo Hokuyo Holdings, Inc.	749,612
37,000	Sapporo Holdings Ltd.	154,757
34,000	Sasebo Heavy Industries Co. Ltd.	64,038
5,300	Sato Corp.	69,877
6,300	Sato Shoji Corp.	38,217
7,700	Satori Electric Co. Ltd.	51,810
2,600	Sawai Pharmaceutical Co. Ltd.	268,832
12,000	SAXA Holdings, Inc.	21,511
11,215	SBI Holdings, Inc.	1,102,780
13,000	Scroll Corp.	43,567
1,600	Secom Joshinetsu Co. Ltd.	49,880
4,000	Seibu Electric Industry Co. Ltd.	18,185
31,000	Seika Corp.	88,186
9,000	Seikagaku Corp.	103,228
20,400	Seiko Epson Corp.	348,457
19,000	Seiko Holdings Corp.	63,675
100	Seiko PMC Corp.	357
78,000	Seino Holdings Corp.	600,818
19,300	Seiren Co. Ltd.	122,842

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
18,000	Sekisui Jushi Corp.	$190,323
29,000	Sekisui Plastics Co. Ltd.	129,960
46,000	Senko Co. Ltd.	172,085
700	Senshu Electric Co. Ltd.	10,002
75,700	Senshu Ikeda Holdings, Inc.	117,014
4,900	Senshukai Co. Ltd.	33,288
12,000	Shibaura Mechatronics Corp.	41,774
24,000	Shibusawa Warehouse Co. Ltd. (The)	79,184
9,400	Shibuya Kogyo Co. Ltd.(d)	103,542
122,000	Shiga Bank Ltd. (The)	714,711
68,000	Shikibo Ltd.	79,495
81,000	Shikoku Bank Ltd. (The)	258,830
21,000	Shikoku Chemicals Corp.	127,116
8,000	Shima Seiki Manufacturing Ltd.	192,661
25,249	Shimachu Co. Ltd.	631,676
52,000	Shimadzu Corp.	482,951
11,900	Shimano, Inc.	626,804
4,800	Shimizu Bank Ltd. (The)	181,126
1,200	Shimojima Co. Ltd.	16,133
11,300	Shin Nippon Air Technologies Co. Ltd.	60,768
7,000	Shin Nippon Biomedical Laboratories Ltd.	23,823
41,000	Shinagawa Refractories Co. Ltd.	130,480
29,000	Shindengen Electric Manufacturing Co. Ltd.	127,700
20,200	Shin-Etsu Polymer Co. Ltd.	108,629
7,200	Shinkawa Ltd.	51,345
9,000	Shin-Keisei Electric Railway Co. Ltd.	40,683
23,200	Shinko Electric Industries Co. Ltd.	192,869
8,500	Shinko Plantech Co. Ltd.	99,812
10,200	Shinko Shoji Co. Ltd.	82,146
7,000	Shinko Wire Co. Ltd.	12,002
8,000	Shin-Kobe Electric Machinery Co. Ltd.	134,883
58,000	Shinmaywa Industries Ltd.	231,292
31,500	Shinnihon Corp.	96,564
456,000	Shinsei Bank Ltd.	580,477
22,000	Shinsho Corp.	57,726
900	Shinwa Co. Ltd. Nagoya	10,884
8,000	Ship Healthcare Holdings, Inc.	168,968
25,000	Shiroki Corp.	93,525
3,000	Shizuki Electric Co., Inc.	13,210
24,000	Shizuoka Gas Co. Ltd.	152,134
4,900	SHO-BOND Holdings Co. Ltd.	119,851
6,400	Shobunsha Publications, Inc.	47,885
18,000	Shochiku Co. Ltd.	154,783
500	Shofu, Inc.	4,852
34,000	Shoko Co. Ltd.	54,764
3,000	Showa Aircraft Industry Co. Ltd.	24,161
25,600	Showa Corp.(b)	192,869
363,600	Showa Denko KK	760,403

Shares		Value

JAPAN (continued)
32,000	Showa Sangyo Co. Ltd.	$101,422
11,600	Siix Corp.	178,856
82	Simplex Technology, Inc.	30,953
23,000	Sinanen Co. Ltd.	100,981
19,000	Sinfonia Technology Co. Ltd.	60,220
37,000	Sintokogio Ltd.	386,894
869	SKY Perfect JSAT Holdings, Inc.	382,660
32,000	SMK Corp.	129,272
13,500	SNT Corp.	70,319
22,400	Sodick Co. Ltd.	193,783
2,200	Soft99 Corp.	13,460
2,200	Sogo Medical Co. Ltd.	78,873
44,688	Sohgo Security Services Co. Ltd.	517,205
711,500	Sojitz Corp.	1,404,793
67	So-Net Entertainment Corp.	327,233
5,400	Soshin Electric Co. Ltd.	30,092
56,000	Sotetsu Holdings, Inc.	165,850
1,900	Space Co. Ltd.	11,748
400	SPK Corp	6,900
12,700	Square Enix Holdings Co. Ltd.	247,121
3,200	SRA Holdings, Inc.	32,754
5,700	SRI Sports Ltd.	63,527
2,700	ST Corp.	34,300
1,000	St. Marc Holdings Co. Ltd.	39,878
7,000	Star Micronics Co. Ltd.	79,379
26,000	Starzen Co. Ltd.	81,392
2,000	Stella Chemifa Corp.	61,129
2,500	Studio Alice Co. Ltd.	42,768
2,300	Sugi Holdings Co. Ltd.	65,100
3,400	Sugimoto & Co. Ltd.	33,874
4,800	Sumida Corp.	46,139
76,000	Sumikin Bussan Corp.	190,531
22,000	Suminoe Textile Co. Ltd.	44,866
8,200	Sumisho Computer Systems Corp.	143,794
76,000	Sumitomo Bakelite Co. Ltd.	522,232
9,200	Sumitomo Densetsu Co. Ltd.	56,286
24,100	Sumitomo Forestry Co. Ltd.	227,899
75,000	Sumitomo Light Metal Industries Ltd.(b)	82,808
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	9,456
156,000	Sumitomo Osaka Cement Co. Ltd.	451,880
12,500	Sumitomo Pipe & Tube Co. Ltd.	82,159
14,000	Sumitomo Precision Products Co. Ltd.	100,929
1,370	Sumitomo Real Estate Sales Co. Ltd.	63,620
36,300	Sumitomo Rubber Industries, Inc.	470,106
26,000	Sumitomo Seika Chemicals Co. Ltd.	140,833
80,000	Sumitomo Warehouse Co. Ltd. (The)	390,725

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
6,800	Sundrug Co. Ltd.	$219,232
3,600	Sun-Wa Technos Corp.	38,906
86,000	Suruga Bank Ltd.	748,457
32,000	Suzuken Co. Ltd.	803,897
80,000	SWCC Showa Holdings Co. Ltd.(b)	101,838
62,000	SXL Corp.(b)	49,126
54	SysproCatena Corp.	52,257
4,600	T. Hasegawa Co. Ltd.	76,184
27,000	T. RAD Co. Ltd.	126,258
6,400	Tachibana Eletech Co. Ltd.	62,599
8,500	Tachi-S Co. Ltd.	165,396
57	Tact Home Co. Ltd.	54,124
40,000	Tadano Ltd.	243,684
17,000	Taihei Dengyo Kaisha Ltd.	119,244
41,000	Taihei Kogyo Co. Ltd.	168,825
266,000	Taiheiyo Cement Corp.	521,738
27,000	Taiheiyo Kouhatsu, Inc.	26,655
11,800	Taiho Kogyo Co. Ltd.	121,089
16,700	Taikisha Ltd.	341,441
7,000	Taiko Bank Ltd. (The)	23,004
211,900	Taisei Corp.	506,457
700	Taisei Lamick Co., Ltd	21,813
87,500	Taiyo Ink Manufacturing Co. Ltd.	2,670,975
45,000	Taiyo Yuden Co. Ltd.	568,163
1,600	Takachiho Koheki Co. Ltd.	17,375
11,000	Takagi Securities Co. Ltd.(b)	12,145
8,500	Takamatsu Construction Group Co. Ltd	129,954
4,500	Takano Co. Ltd.	28,057
20,000	Takaoka Electric Manufacturing Co. Ltd.	59,232
63,000	Takara Holdings, Inc.	347,795
3,800	Takara Printing Co. Ltd.	29,863
56,000	Takara Standard Co. Ltd.	428,447
36,000	Takasago International Corp.	174,424
23,400	Takasago Thermal Engineering Co. Ltd.	193,012
26,000	Takashima & Co. Ltd.	73,962
131,000	Takashimaya Co. Ltd.	978,437
10,600	Takata Corp.	317,924
631	Take and Give Needs Co. Ltd.	47,211
9,000	Takihyo Co. Ltd.	48,750
21,000	Takiron Co. Ltd.	76,924
28,000	Takisawa Machine Tool Co. Ltd.	44,009
18,000	Takuma Co. Ltd.(b)	92,356
5,900	Tamron Co. Ltd.	154,196
25,000	Tamura Corp.	77,613
10,000	Tanseisha Co. Ltd.	33,383
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	167,253
17,000	Tayca Corp.	62,714
18,000	TBK Co. Ltd.	116,204
1,200	Techno Ryowa Ltd.	8,012

Shares		Value

JAPAN (continued)
13,400	Tecmo Koei Holdings Co. Ltd.	$112,269
1,200	Teikoku Electric Manufacturing Co. Ltd.	26,078
9,200	Teikoku Piston Ring Co. Ltd.	116,158
7,000	Teikoku Sen-I Co. Ltd.	46,736
18,000	Teikoku Tsushin Kogyo Co. Ltd.	34,370
49,000	Tekken Corp.	70,650
4,500	Temp Holdings Co. Ltd.	41,677
26	T-GAIA Corp.	49,916
1,000	Tigers Polymer Corp.	4,975
9,500	TKC Corp.	211,139
104,000	Toa Corp.	185,075
46,000	Toa Oil Co. Ltd.	62,739
34,000	Toa Road Corp.	73,313
25,000	Toabo Corp	19,484
84,500	Toagosei Co. Ltd.	468,682
50,500	Tobishima Corp.(b)	17,055
15,000	Tobu Store Co. Ltd.	49,685
47,200	TOC Co. Ltd.	209,682
1,700	Tocalo Co. Ltd.	40,079
52,000	Tochigi Bank Ltd. (The)	197,909
113,000	Toda Corp.	430,071
15,000	Toda Kogyo Corp.	153,926
24,000	Toei Co. Ltd.	114,100
23,000	Toenec Corp.	125,778
118,000	Toho Bank Ltd. (The)	283,562
6,000	Toho Co. Ltd.	23,771
56,000	Toho Gas Co. Ltd.	306,969
15,300	Toho Holdings Co. Ltd.	157,203
13,100	Toho Real Estate Co. Ltd.	70,618
5,500	Toho Titanium Co. Ltd.	150,815
63,000	Toho Zinc Co. Ltd.	316,698
46,000	Tohoku Bank Ltd. (The)	70,507
14,000	Tohto Suisan Co. Ltd.	25,096
54,000	Tokai Carbon Co. Ltd.	306,527
13,000	Tokai Holdings Corp.(b)	66,701
13,000	Tokai Lease Co. Ltd.	28,200
16,800	Tokai Rika Co. Ltd.	330,610
22,800	Tokai Rubber Industries, Inc.	330,812
102,000	Tokai Tokyo Financial Holdings	311,359
530	Token Corp.	20,103
16,000	Toko Electric Corp.	86,458
41,000	Toko, Inc.(b)	93,200
53,840	Tokushu Tokai Holdings Co. Ltd.	109,100
148,000	Tokuyama Corp.	734,377
24,200	Tokyo Broadcasting System Holdings, Inc.	308,689
96,000	Tokyo Dome Corp.(b)	193,284
25	Tokyo Electron Device Ltd.	51,309
13,000	Tokyo Energy & Systems, Inc.	66,701
14,600	Tokyo Individualized Educational Institute, Inc.	29,775
30,000	Tokyo Keiki, Inc.	49,100

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
8,000	Tokyo Kikai Seisakusho Ltd.(b)	$7,274
30,700	Tokyo Ohka Kogyo Co. Ltd.	689,090
11,000	Tokyo Rakutenchi Co. Ltd.	38,579
69,000	Tokyo Rope Manufacturing Co. Ltd.	239,306
1,000	Tokyo Sangyo Co. Ltd.	3,364
11,900	Tokyo Seimitsu Co. Ltd.	219,806
66,500	Tokyo Steel Manufacturing Co. Ltd.	683,269
177,000	Tokyo Tatemono Co. Ltd.	724,232
6,800	Tokyo Tatemono Real Estate Sales Co. Ltd.	20,846
25,000	Tokyo Tekko Co. Ltd.	70,468
23,000	Tokyo Theaters Co., Inc.	30,772
19,200	Tokyo Tomin Bank Ltd. (The)	259,126
43,000	Tokyotokeiba Co. Ltd.	60,323
2,300	Tokyu Community Corp.	76,811
20,080	Tokyu Construction Co. Ltd.	57,643
188,000	Tokyu Land Corp.	884,016
28,000	Toli Corp.	60,375
34,000	Tomato Bank Ltd.	62,272
4,000	Tomen Devices Corp.	102,981
5,600	Tomen Electronics Corp.	72,960
14,900	Tomoe Corp.	60,386
2,500	Tomoe Engineering Co. Ltd.	50,464
2,000	Tomoegawa Co. Ltd.	5,196
42,000	Tomoku Co. Ltd.	114,568
20,400	Tomony Holdings, Inc.	88,506
5,100	Tomy Co. Ltd.	45,445
30,000	Tonami Holdings Co. Ltd.	68,585
30,000	Tonichi Carlife Group(b)	53,387
19,600	Topcon Corp.	112,022
17,700	Toppan Forms Co. Ltd.	149,215
19,600	Topre Corp.	214,878
88,000	Topy Industries Ltd.	274,339
18	Toridoll Corp	26,795
8,800	Torigoe Co. Ltd. (The)(d)	78,301
5,800	Torii Pharmaceutical Co. Ltd.	110,900
5,000	Torishima Pump Manufacturing Co. Ltd.	79,171
185	Tosei Corp.	56,447
67,000	Toshiba Machine Co. Ltd.	409,041
17,000	Toshiba Plant Systems & Services Corp.	195,207
76,000	Toshiba TEC Corp.	323,803
23,000	Tosho Printing Co. Ltd.	45,411
211,000	Tosoh Corp.	898,980
24,000	Totetsu Kogyo Co. Ltd.	222,589
38,000	TOTO Ltd.	297,149
34,000	Tottori Bank Ltd. (The)(d)	69,338
5,300	Touei Housing Corp.	63,406
137,000	Towa Bank Ltd. (The)	170,838
5,500	Towa Corp.	31,292
2,000	Towa Pharmaceutical Co. Ltd.	117,815
48,000	Toyo Construction Co. Ltd.	46,762
11,900	Toyo Corp.	133,399

Shares		Value

JAPAN (continued)
6,000	Toyo Electric Manufacturing Co. Ltd.	$31,175
70,000	Toyo Engineering Corp.	260,960
112,000	Toyo Ink Manufacturing Co. Ltd.	531,013
36,000	Toyo Kanetsu KK	93,057
37,000	Toyo Kohan Co. Ltd.	176,385
21,000	Toyo Securities Co. Ltd.	35,461
19,000	Toyo Suisan Kaisha Ltd.	470,403
1,800	Toyo Tanso Co. Ltd.	94,577
83,000	Toyo Tire & Rubber Co. Ltd.	231,798
20,000	Toyo Wharf & Warehouse Co. Ltd.	33,513
102,000	Toyobo Co. Ltd.	157,667
5,000	Toyoda Gosei Co. Ltd.	110,151
31,600	Toyota Auto Body Co. Ltd.	572,605
400	Trancom Co. Ltd.	8,469
11,400	Transcosmos, Inc.	132,532
9,100	Trusco Nakayama Corp.	190,073
12,700	TS Tech Co. Ltd.	243,986
43,900	TSI Holdings Co. Ltd.(b)	302,228
34,000	Tsubakimoto Chain Co.	219,497
6,000	Tsubakimoto Kogyo Co. Ltd.	16,990
28,000	Tsudakoma Corp.(b)	74,560
34,000	Tsugami Corp.	207,573
11,000	Tsukishima Kikai Co. Ltd.	97,448
42,033	Tsukuba Bank Ltd.	133,767
12,400	Tsumura & Co.	406,380
3,800	Tsuruha Holdings, Inc.	195,960
8,000	Tsurumi Manufacturing Co. Ltd.	61,830
4,300	Tsutsumi Jewelry Co. Ltd.	109,085
8,000	Tsuzuki Denki Co. Ltd.	83,237
7,000	TTK Co. Ltd.	34,734
111	TV Asahi Corp.	178,644
2,900	TV Tokyo Holdings Corp.	36,050
149,000	Ube Industries Ltd.	507,086
13,000	Ube Material Industries Ltd.	48,971
29,000	Uchida Yoko Co. Ltd.	79,106
11,000	Ueki Corp.	26,291
1,000	UKC Holdings Corp.	10,651
8,800	Ulvac, Inc.	163,346
36,000	Uniden Corp.	186,114
14,600	Unihair Co Ltd.(b)	137,684
5,000	Union Tool Co.	111,840
6,300	Unipres Corp.	182,981
5,600	United Arrows Ltd.	113,622
67,000	Unitika Ltd.(b)	52,218
3,600	Universe Co. Ltd.	75,054
101,200	UNY Co. Ltd.	995,108
18,100	U-Shin Ltd.	168,339
210,900	Ushio, Inc.	3,975,007
4,170	USS Co. Ltd.	332,582
8,800	Utoc Corp.	22,976
16,200	Valor Co. Ltd.	264,090
20,600	Vital KSK Holdings, Inc.	163,494
37,000	Wacoal Holdings Corp.	493,109

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
44	Wacom Co. Ltd.	$50,067
33,000	Wakachiku Construction Co. Ltd.(b)	39,865
3,600	Warabeya Nichiyo Co. Ltd.	43,863
3,400	Watabe Wedding Corp.	31,268
5,500	WATAMI Co. Ltd.	124,953
3,000	Weathernews, Inc.	85,380
15,000	Wood One Co. Ltd.	60,596
14,500	Xebio Co. Ltd.	344,678
3,500	YAC Co. Ltd.	39,553
7,000	Yachiyo Bank Ltd. (The)	209,677
11,000	Yahagi Construction Co.	56,440
3,500	Yaizu Suisankagaku Industry Co. Ltd.	36,098
2,800	YAMABIKO Corp.	35,316
108,000	Yamagata Bank Ltd. (The)(d)	516,256
119,000	Yamaguchi Financial Group, Inc.	1,216,510
79,900	Yamaha Corp.	949,646
5,700	Yamaichi Electronics Co. Ltd.(b)	17,770
71,000	Yamanashi Chuo Bank Ltd. (The)	299,734
12,400	Yamatake Corp.	283,645
51,000	Yamatane Corp.	94,733
11,800	Yamato Kogyo Co. Ltd.	355,755
24,000	Yamazaki Baking Co. Ltd.	332,324
100	Yamazawa Co. Ltd.	1,620
18,200	Yamazen Corp.	139,009
2,500	Yaoko Co. Ltd.	82,516
34,000	Yaskawa Electric Corp.	377,606
3,600	Yasuda Warehouse Co. Ltd. (The)	21,511
13,300	Yellow Hat Ltd.	152,202
63,000	Yodogawa Steel Works Ltd.	265,961
18,000	Yokogawa Bridge Holdings Corp.	116,438
75,500	Yokogawa Electric Corp.(b)	669,825
29,700	Yokohama Reito Co. Ltd.	212,956
99,000	Yokohama Rubber Co. Ltd. (The)	601,832
6,700	Yokowo Co. Ltd.	40,208
5,000	Yomeishu Seizo Co. Ltd.(d)	47,607
8,000	Yomiuri Land Co. Ltd.	28,369
6,000	Yondenko Corp.	26,888
6,500	Yonekyu Corp.	50,321
3,500	Yonex Co. Ltd.(d)	24,323
8,300	Yorozu Corp.	213,147
124	Yoshinoya Holdings Co. Ltd.	160,909
65,000	Yuasa Trading Co. Ltd.	108,073
27,000	Yuken Kogyo Co. Ltd.	74,352
3,600	Yukiguni Maitake Co. Ltd.	20,529
21,000	Yurtec Corp.	95,473
3,600	Yusen Air & Sea Service Co. Ltd.	57,564
2,640	Yushin Precision Equipment Co. Ltd.	57,988

Shares		Value

JAPAN (continued)
4,500	Yushiro Chemical Industry Co. Ltd.	$64,824
4,900	Zenrin Co. Ltd.	50,664
14,300	Zensho Co. Ltd.	185,750
72,000	Zeon Corp.	783,737
5,000	ZERIA Pharmaceutical Co. Ltd.	70,858
12,900	Zuken, Inc.	97,690

		255,911,613

LIECHTENSTEIN — 0.0%
3,826	Liechtensteinische Landesbank AG	345,145
2,609	Verwalt & Privat-Bank AG	308,287

		653,432

LUXEMBOURG — 0.1%
996,236	AZ Electronic Materials SA(b)	4,323,640
25,053	D’amico International Shipping SA(b)	28,079
14,514	GAGFAH SA	98,833
6,151	Oriflame Cosmetics SA	280,986
225,933	Regus Plc	392,737

		5,124,275

MALAYSIA — 0.3%
61,000	Aeon Co. (Malaysia) Berhad	152,500
226,400	Affin Holdings Berhad	259,353
608,300	AirAsia Berhad	805,465
115,700	Alam Maritim Resources Berhad(b)	35,864
418,000	Alliance Financial Group Berhad	522,500
45,800	Amway (Malaysia) Holdings Berhad(d)	144,900
58,400	ANN JOO Resources Berhad	58,833
39,600	APM Automotive Holdings Berhad	66,712
132,200	Bandar Raya Developements Berhad(d)	88,638
32,000	Batu Kawan Berhad	176,819
95,933	Berjaya Assets Berhad	29,737
867,100	Berjaya Corp. Berhad	347,658
10,900	Berjaya Media Berhad(b)	2,442
112,100	Berjaya Sports Toto Berhad	166,564
180,500	BIMB Holdings Berhad	133,794
222,440	Boustead Holdings Berhad	437,685
7,600	British American Tobacco Malaysia Berhad	119,070
47,900	Bursa Malaysia Berhad	124,430
23,600	Cahya Mata Sarawak Berhad	17,652
75,100	Carlsberg Brewery-Malaysia Berhad	185,979
10,815	CB Industrial Product Holding Berhad	14,831
28,000	Chemical Co. of Malaysia Berhad	15,377
20,800	Coastal Contracts Berhad	17,450

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

MALAYSIA (continued)
54,100	CSC Steel Holdings Berhad	$30,440
18,800	Dayang Enterprise Holdings Berhad	12,668
295,832	Dialog Group Berhad	270,116
261,400	DRB-Hicom Berhad	197,283
313,100	Eastern & Oriental Berhad	164,567
220,175	ECM Libra Financial Group Berhad	66,394
79,400	EON Capital Berhad	68,485
18,700	Esso Malaysia Berhad	31,125
122,000	Evergreen Fibreboard Berhad	47,682
48,300	Faber Group Berhad	32,384
18,500	Fraser & Neave Holdings Berhad	120,300
401,500	Gamuda Berhad	499,169
48,100	Genting Plantations Berhad	127,543
29,000	Glomac Berhad	17,392
152,700	Green Packet Berhad(b)	36,529
76,900	Guinness Anchor Berhad(d)	272,052
54,600	GuocoLand Malaysia Berhad	19,868
31,600	Hai-O Enterprise Berhad	22,039
218,880	HAP Seng Consolidated Berhad	114,307
110,500	Hap Seng Plantations Holdings Berhad	101,639
23,550	Hartalega Holdings Berhad	44,196
54,100	Hong Leong Financial Group Berhad	238,784
51,500	Hong Leong Industries Berhad	69,060
350,930	IGB Corp. Berhad	248,300
522,840	IJM Corp. Berhad	1,109,802
120,100	IJM Land Berhad	111,683
97,200	IJM Plantations Berhad	89,406
26,400	Integrax Berhad	12,364
27,600	Jerneh Asia Berhad	12,275
32,800	JT International Berhad.	77,580
67,400	K&N Kenanga Holdings Berhad(b)	16,691
373,700	Karambunai Corp Berhad(b)	21,405
82,200	Keck Seng (Malaysia) Berhad	116,598
131,768	Kencana Petroleum Berhad	130,969
219,600	KFC Holdings Malaysia Berhad	291,518
103,900	Kian JOO CAN Factory Berhad	74,564
148,900	Kinsteel Berhad	34,867
276,800	KLCC Property Holdings Berhad	312,426
200,300	KNM Group Berhad	122,825
34,200	Kossan Rubber Industries	35,721
93,750	KPJ Healthcare Berhad	145,300
150,100	KUB Malaysia Berhad	37,424
294,400	Kulim Malaysia Berhad	365,024
16,050	Kumpulan Fima Berhad	9,626
26,500	Kumpulan Perangsang Selangor Berhad	9,196
105,000	Kurnia Asia Berhad(b)	19,104
64,100	Lafarge Malayan Cement Berhad	159,386
157,800	Landmarks Berhad(b)	72,839

Shares		Value

MALAYSIA (continued)
7,000	Leader Universal Holdings Berhad(b)	$2,028
97,400	Lingkaran Trans Kota Holdings Berhad	122,735
31,800	Lingui Development Berhad	19,071
173,400	Lion Industries Corp. Berhad	97,567
14,400	LPI Capital Berhad	66,275
88,800	MAA Holdings Berhad(b)	19,298
89,880	Mah Sing Group Berhad	71,468
4,950	Malayan Flour Mills Berhad	13,176
69,800	Malaysia Airports Holdings Berhad	152,629
73,500	Malaysia Building Society	36,899
120,000	Malaysian Airline System Berhad(b)	59,838
78,300	Malaysian Bulk Carriers Berhad	58,039
31,313	Malaysian Pacific Industries Berhad(d)	44,205
371,250	Malaysian Resources Corp. Berhad	318,965
9,600	MBM Resources Berhad	10,253
78,900	Media Prima Berhad	78,156
89,900	MK Land Holdings Berhad(b)	10,450
307,000	MMC Corp. Berhad	279,279
22,500	MNRB Holdings Berhad(b)	21,605
35,466	Mudajaya Group Berhad	38,238
55,500	Muhibbah Engineering M Berhad	22,813
698,800	Mulpha International Berhad(b)	114,191
40,700	Naim Holdings Berhad	30,580
58,700	NCB Holdings Berhad	76,144
4,700	Nestle Malaysia Berhad	74,586
104,800	Oriental Holdings Berhad	176,903
249,125	OSK Holdings Berhad	126,745
43,120	Paramount Corp. Berhad	27,604
78,159	Parkson Holdings Berhad	153,263
42,400	Pelikan International Corp. Berhad	14,286
106,300	POS Malaysia Berhad	114,251
55,600	Press Metal Berhad	40,464
147,300	Proton Holdings Berhad	157,821
21,800	QL Resources Berhad	23,357
48,100	Ranhill Berhad	11,912
33,000	RCE Capital Berhad	5,782
1,346,000	Samling Global Ltd.	143,343
84,100	SapuraCrest Petroleum Berhad	126,377
3,700	Sarawak Oil Palms Berhad	5,373
13,100	Scientex Berhad	11,387
334,500	Scomi Group Berhad(b)	35,501
7,300	Selangor Properties Berhad	8,756
75,100	Shangri-La Hotels (Malaysia) Berhad(d)	68,319
28,800	Shell Refining Co. Federation of Malaya Berhad	99,946
59,400	Sino Hua-An International Berhad	5,904
226,650	SP Setia Berhad	297,822

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

MALAYSIA (continued)
91,200	Star Publications Malaysia Berhad	$103,860
20,090	Subur Tiasa Holdings Berhad	17,261
150,100	Sunway City Berhad	258,427
153,500	Sunway Holdings Berhad(b)	134,468
49,000	Supermax Corp. Berhad	60,590
74,304	Ta Ann Holdings Berhad	140,447
341,500	TA Enterprise Berhad	77,666
195,360	TA Global Berhad	23,696
195,360	TA Global Berhad - Preferred Shares(b)(d)	21,392
210,800	TAN Chong Motor Holdings Berhad	348,019
4,700	Tanjung Offshore Berhad(b)	1,560
39,300	TDM Berhad	41,842
179,900	Tebrau Teguh Berhad(b)	43,035
120,300	Telekom Malaysia Berhad	164,156
51,200	TH Plantations Berhad	37,089
484,800	Time dotCom Berhad(b)	114,340
120,960	Top Glove Corp. Berhad	219,668
275,400	Tradewinds Corp. Berhad	83,511
21,700	Tradewinds Malaysia Berhad	70,189
13,900	TSH Resources Berhad	14,752
285,308	UEM Land Holdings Berhad(b)	249,933
131,800	UMW Holdings Berhad	328,168
52,000	Unico-Desa Plantations Berhad	18,221
176,280	Unisem (M) Berhad	82,557
15,000	United Malacca Berhad	35,529
38,700	United Plantations Berhad	268,866
105,875	Wah Seong Corp. Berhad	82,046
141,100	WCT Berhad	145,949
141,900	WTK Holdings Berhad	86,058
83,171	YNH Property Berhad	54,084
5,200	YTL Cement Berhad	9,163
426,100	YTL Corp. Berhad	200,991
41,000	YTL Land & Development Berhad(b)	20,583
261,600	Zelan Berhad(b)	33,493
48,400	Zhulian Corp. Berhad	28,701

		17,279,082

MEXICO — 0.3%
134,100	Alfa SAB de CV - Series A	1,965,120
48,200	Alsea SAB de CV	54,823
82,600	Axtel SAB de CV - CPO Shares(b)	48,206
28,200	Bio Pappel SAB de CV(b)	21,383
141,400	Bolsa Mexicana de Valores SAB de CV	278,287
213,700	Carso Infraestructura y Construccion SAB de CV(b)	130,179
889,100	Cemex SAB de CV(b)	628,725
10,900	Cia Minera Autlan SAB de CV - Series B(b)	17,747
231,700	Consorcio ARA SAB de CV	121,601
92,800	Controladora Comercial Mexicana SAB de CV(b)	158,128

Shares		Value

MEXICO (continued)
158,600	Corp. GEO SAB de CV - Series B(b)	$317,678
96,008	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	49,896
27,800	Corp. Moctezuma SAB de CV	68,687
4,000	Desarrolladora Homex SAB de CV(b)	17,408
10,900	El Puerto de Liverpool SAB de CV	88,223
414,805	Embotelladoras Arca SAB de CV	2,297,148
247,450	Empresas ICA Sociedad Controladora SAB de CV(b)	503,236
32,900	Financiera Independencia SAB de CV	27,470
118,000	Genomma Lab Internacional SA de CV - Class B(b)	270,236
65,700	Gruma SAB de CV - Series B(b)	139,659
98,600	Grupo Aeroportuario del Centro Norte SAB de CV	200,186
260,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,068,771
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	974,679
305,600	Grupo Bimbo SAB de CV - Class A	734,494
58,619	Grupo Carso SAB de CV	163,811
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(d)	446,354
30,500	Grupo Famsa SAB de CV - Series A(b)	40,408
251,000	Grupo Financiero Banorte SAB de CV - Series O	1,099,180
52,600	Grupo Herdez SAB de CV	112,932
57,500	Grupo Industrial Maseca SAB de CV - Series B(b)(d)	58,199
13,500	Grupo Industrial Saltillo SAB de CV(b)	16,563
55,900	Grupo Simec SAB de CV - Series B(b)	136,591
250,800	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	457,270
138,400	Industrias CH SAB de CV - Series B(b)	490,525
65,400	Inmuebles Carso SAB de CV(b)	62,908
35,200	Kimberly-Clark de Mexico SAB de CV	218,926
31,700	Megacable Holdings SAB de CV(b)	75,622
127,413	Mexichem SAB de CV	553,082
238,200	Organizacion Soriana SAB de CV - Series B(b)	669,711
40,900	Promotora y Operadora de Infraestructura SAB de CV(b)	204,373

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

MEXICO (continued)
46,400	Qualitas Compania de Seguros SA de CV(b)	$41,904
254,600	TV Azteca SA de CV	191,319
155,800	Urbi Desarrollos Urbanos SAB de CV(b)	344,458

		15,566,106

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	35,003

NETHERLANDS — 0.8%
48,140	Aalberts Industries NV	941,785
5,152	Accell Group	133,771
8,314	AMG Advanced Metallurgical Group NV(b)	140,251
1,517	Amsterdam Commodities NV	21,711
7,283	Arcadis NV	171,887
16,551	ASM International NV	473,504
16,212	BE Semiconductor Industries NV	110,652
2,250	Beter BED Holding NV	56,239
18,548	BinckBank NV	256,923
4,451	Brunel International	186,434
3,364	Cinema City International NV(b)	39,112
32,485	CSM NV	861,440
34,112	Delta Lloyd NV	748,960
5,369	Dockwise Ltd.(b)	137,608
679	Exact Holding NV	20,138
16,359	Fugro NV - CVA	1,266,051
7,224	Grontmij NV CVA	134,631
8,365	Heijmans NV - CVA	192,796
292	Hunter Douglas NV	13,450
17,143	Imtech NV	554,609
20,175	Kardan NV(b)	90,303
3,266	KAS Bank NV - CVA	45,198
3,524	Kendrion NV	91,905
105,580	Koninklijke BAM Groep NV	597,731
332,419	Koninklijke Boskalis Westminster NV - CVA	14,035,883
139	Koninklijke DSM NV	7,912
17,026	Koninklijke Ten Cate NV	593,760
29,892	Koninklijke Wessanen NV	130,574
7,458	Macintosh Retail Group NV	162,247
21,728	Mediq NV	406,030
16,817	Nutreco Holding NV	1,171,975
18,194	Ordina NV(b)	70,403
5,177	Punch Graphix NV(b)	21,275
284,904	Qiagen NV(b)(e)	4,769,278
160,000	Qiagen NV(b)(e)	2,710,400
11,176	Qurius NV(b)	3,822
44,158	Randstad Holding NV	1,993,944
200,227	SBM Offshore NV	4,840,675
11,287	Sligro Food Group NV	403,026
77,259	SNS Reaal(b)	324,716

Shares		Value

NETHERLANDS (continued)
10,281	Telegraaf Media Groep NV(d)	$173,581
15,700	TKH Group NV	455,700
4,604	TNT NV	36,048
61,975	TomTom NV(b)	294,318
6,421	Unit 4 Agresso NV	213,590
34,748	USG People NV	522,264
12,312	Vopak	616,272
18,970	Wavin NV(b)	240,989
55,526	Wolters Kluwer NV	1,154,498

		42,640,269

NEW ZEALAND — 0.3%
191,194	Air New Zealand Ltd.	196,607
2,138,056	Auckland International Airport Ltd.(d)	4,246,836
146,818	Contact Energy Ltd.(b)	667,126
7,293	Ebos Group Ltd.	42,882
256,042	Fisher & Paykel Appliances Holdings Ltd.(b)	135,021
1,998,840	Fisher & Paykel Healthcare Corp. Ltd.(d)	4,391,936
23,771	Freightways Ltd.	71,034
6,326	Hallenstein Glasson Holdings Ltd.	19,738
68,459	Heartland New Zealand Ltd.(b)	36,703
83,574	Infratil Ltd.	132,215
22,271	Mainfreight Ltd.	205,526
149,644	New Zealand Oil & Gas Ltd.	89,435
38,630	New Zealand Refining Co. Ltd. (The)(d)	118,831
122,848	Nuplex Industries Ltd.	295,840
16,881	NZX Ltd.	35,608
29,901	PGG Wrightson Ltd.(b)	12,877
80,140	Pike River Coal Ltd.(b)(c)(d)	0
51,614	Port of Tauranga Ltd.	417,343
27,536	Pumpkin Patch Ltd.	25,411
68,460	Pyne Gould Corp. Ltd.	21,059
18,968	Rakon Ltd.(b)	15,337
7,938	Restaurant Brands New Zealand Ltd.	16,744
76,230	Ryman Healthcare Ltd.	180,895
15,128	Sanford Ltd.	69,139
16,636	Skellerup Holdings Ltd.	18,423
1,440,008	Sky City Entertainment Group Ltd.	4,657,477
94,147	Sky Network Television Ltd.	478,269
12,028	Steel & Tube Holdings Ltd.	26,428
100,538	Tower Ltd.	134,311
39,190	TrustPower Ltd.	244,552
49,480	Vector Ltd.	103,066
34,146	Warehouse Group Ltd. (The)	106,238

		17,212,907

NORWAY — 0.2%
80,197	ABG Sundal Collier Holding ASA	86,687
31,265	Acta Holding ASA	15,678

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

NORWAY (continued)
11,298	Aker ASA - Class A	$299,011
12,022	Aker Biomarine ASA(b)	4,041
7,600	Aktiv Kapital ASA	45,310
3,526	Algeta ASA(b)	131,956
34,500	Atea ASA	355,617
34,151	Austevoll Seafood ASA	188,378
4,953	Bonheur ASA(d)	137,985
205,500	BW Offshore Ltd.	452,273
23,173	BWG Homes ASA	75,317
3,200	Camillo Eitzen & Co. ASA(b)	3,554
17,400	Cermaq ASA(b)	243,179
3,834	Clavis Pharma ASA(b)	31,331
25,707	Det Norske Oljeselskap ASA(b)	126,523
136,848	DNO International ASA(b)	154,784
16,044	DOF ASA(b)	137,070
29,261	EDB Business Partner ASA(b)	70,105
186,473	Eitzen Chemical ASA(b)	17,316
5,500	Ekornes ASA	120,025
12,177	Electromagnetic GeoServices ASA(b)	25,895
124,425	Eltek ASA(b)	109,998
90,035	Farstad Shipping ASA(d)	2,683,843
85,579	Fornebu Utvikling ASA(b)	31,788
5,300	Fred Olsen Energy ASA	205,531
6,849	Ganger Rolf ASA	171,088
10,278	Grieg Seafood ASA	21,284
82,175	Hurtigruten ASA(b)	70,510
7,524	Intex Resources ASA(b)	6,414
156,727	Kongsberg Automotive Holding ASA(b)	110,029
12,320	Kongsberg Gruppen ASA	343,220
2,224	Kverneland ASA(b)	2,354
6,196	Leroy Seafood Group ASA	124,281
724,268	Marine Harvest ASA	421,569
18,616	Nordic Semiconductor ASA	59,814
42,179	Norske Skogindustrier ASA(b)	62,670
8,544	Norwegian Air Shuttle AS(b)	166,618
106,561	Norwegian Energy Co. AS(b)	132,006
1,161	Odfjell ASA - Class A(b)	9,703
12,488	Opera Software ASA	80,481
2,242	Panoro Energy ASA(b)	2,540
72,800	Petroleum Geo-Services ASA(b)	1,186,449
3,052	PhotoCure ASA(b)	24,374
30,988	Pronova BioPharma A/S(b)	57,553
6,108	Q-Free ASA(b)	17,470
110,346	Renewable Energy Corp. ASA(b)	205,965
1,560	Salmar ASA	14,168
30,803	Scana Industrier ASA(b)	32,323
18,600	Schibsted ASA	554,445
279,925	Sevan Marine ASA(b)	28,074
4,727	Solstad Offshore ASA	100,961
38,427	SpareBank 1 SMN	342,569
42,000	TGS Nopec Geophysical Co. ASA	1,231,692
24,200	Tomra Systems ASA	219,334

Shares		Value

NORWAY (continued)
15,000	Veidekke ASA	$129,822
4,724	Wilh Wilhelmsen Holding ASA	131,605

		11,814,580

PERU — 0.0%
7,654	Copeinca ASA(b)	62,263
35,750	Hochschild Mining Plc	281,496

		343,759

PHILIPPINES — 0.2%
1,120,000	Aboitiz Equity Ventures, Inc.	1,113,621
327,000	Aboitiz Power Corp.	252,195
50,000	Atlas Consolidated Mining & Development(b)	28,002
45,912	Ayala Corp.	355,181
520,500	Ayala Land, Inc.	207,755
332,000	Banco de Oro Unibank, Inc.	503,830
253,432	Bank of The Philippine Islands	359,039
103,000	Belle Corp.(b)	11,512
1,061,000	Benpres Holdings Corp.(b)	146,032
7,037	China Banking Corp.	68,800
255,600	DMCI Holdings, Inc.	272,947
1,767,500	Energy Development Corp.	284,797
80,000	Filinvest Development Corp.	9,435
3,478,375	Filinvest Land, Inc.	107,306
185,200	First Gen Corp.(b)	65,747
142,200	First Philippine Holdings Corp.	208,542
7,200	Globe Telecom, Inc.	163,854
186,300	International Container Terminal Services, Inc.	240,943
92,300	JG Summit Holdings, Inc.	56,948
155,000	Jollibee Foods Corp.	319,821
127,000	Manila Water Co., Inc.	59,552
6,139,696	Megaworld Corp.	319,078
933,000	Metro Pacific Investments Corp.	79,927
283,228	Metropolitan Bank & Trust	517,190
623,000	Pepsi-Cola Products Philippines, Inc.	35,038
99,430	Philippine National Bank(b)	139,329
40,000	Philweb Corp.	15,225
135,000	Rizal Commercial Banking Corp.	91,463
649,800	Robinsons Land Corp.	205,086
62,840	Security Bank Corp.	161,797
29,160	Semirara Mining Corp.	156,387
417,102	SM Development Corp.	79,679
518,800	SM Prime Holdings, Inc.	142,073
102,600	Union Bank of Philippines.	153,389
509,115	Universal Robina Corp.	571,456
1,823,000	Vista Land & Lifescapes, Inc.	149,249

		7,652,225

POLAND — 0.1%
10,888	Agora SA	62,611
1,064	AmRest Holdings NV(b)	29,216
26,347	Asseco Poland SA	452,153

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

POLAND (continued)
94,867	Bank Millennium SA	$181,728
38,229	Barlinek SA(b) (d)	36,959
948,357	Bioton SA(b)	40,901
8,310	Bomi SA(b)	18,009
375,702	Boryszew SA(b)	118,825
6,112	Budimex SA	180,127
5,728	Cersanit SA(b)	16,469
5,752	Ciech SA(b)	40,312
1,142	ComArch SA(b)	26,473
5,331	Cyfrowy Polsat SA(b)	30,847
1,000	Dom Development SA	16,263
72,881	Dom Maklerski IDMSA(b)	64,174
161,114	Echo Investment SA(b)	264,624
526	Elektrobudowa SA	28,035
3,010	Emperia Holding SA	112,507
28,333	Enea SA(b)	191,847
32,056	Eurocash SA	313,371
6,186	Farmacol SA(b)(d)	62,007
955	Firma Oponiarska Debica SA	16,465
5,453	Gant Development SA(b)	21,774
80,834	Getin Holdings SA(b)	329,739
20,839	Getin Noble Bank SA(b)	47,409
1,518	Grupa Kety SA	63,286
28,088	Grupa Lotos SA(b)	385,927
22,232	Hydrobudowa Polska SA(b)	13,503
14,175	Impexmetal SA	24,199
3,749	Koelner SA(b)	14,511
3,531	Kredyt Bank SA	21,815
66,182	LC Corp. SA(b)	28,305
350	LPP SA	281,142
3,520	Lubelski Wegiel Bogdanka SA	135,492
19,185	MCI Management SA(b)	47,921
1,845	Mercor SA(b)	8,494
31,131	MNI SA(b)	31,216
1,000	Mondi Swiecie SA(b)	28,608
5,058	Mostostal Zabrze SA(b)	4,017
557	Mostostal-Warszawa SA	5,946
27,549	Multimedia Polska SA(b)(d)	92,081
115,441	Netia SA(b)	240,640
3,266	NFI Empik Media & Fashion SA	18,135
3,805	NG2 SA	76,581
9,424	Optimus SA(b)	23,032
12,374	Orbis SA(b)	155,653
2,298	PBG SA(b)	115,627
18,234	Petrolinvest SA(b)	46,201
136,733	Polimex Mostostal SA	142,021
1,497	Polish Energy Partners SA(b)	15,092
3,033	Polnord SA	23,644
76,294	Polski Koncern Miesny Duda SA(b)	32,630
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	84,508
21,032	Rafako SA	93,353
1,702	Sygnity SA(b)	13,054
363,944	Synthos SA	752,113
27,465	TVN SA	166,819

Shares		Value

POLAND (continued)
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA	$15,045
3,376	Zaklady Azotowe Allot Cert(b)(c)(d)	36,360
1,963	Zaklady Azotowe Pulawy SA	74,713
5,282	Zaklady Azotowe W Tarnowie-Moscicach SA(b)	56,894
1,000	Zaklady Chemiczne Police SA(b)	4,097
1,898	Zaklady Tluszczowe Kruszwica(d)	54,231

		6,129,751

PORTUGAL — 0.1%
32,128	Altri SGPS SA	66,200
135,314	Banco BPI SA(b)	182,573
2,043,058	Banco Comercial Portugues SA(b)	945,289
205,702	Banco Espirito Santo SA	780,907
30,339	BANIF SGPS SA(b)	23,497
25,545	Brisa Auto-Estradas de Portugal SA	118,927
46,853	Cimpor Cimentos de Portugal SGPS SA	364,219
7,786	Corticeira Amorim SA	12,978
27,299	Global Intelligent Technologies SGPS SA(b)	7,845
2,417	Impresa SGPS(b)	1,841
40,420	Inapa-Invest Particip Gesta(b)	15,101
46,823	Jeronimo Martins SGPS SA	917,366
1,206	Novabase SGPS SA	4,662
64,559	Portucel Empresa Produtora de Pasta e Papel SA	192,024
43,544	REN - Redes Energeticas Nacionais SA	143,595
16,547	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	11,888
17,974	Semapa - Sociedade de Investimento e Gestao	178,232
235,754	Sonae	225,273
14,274	Sonae Capital SGPS SA(b)	6,153
27,821	Sonae Industria SGPS SA(b)	45,973
54,730	Sonaecom SGPS SA	117,963
36,714	Teixeira Duarte SA	19,519
14,203	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	58,348

		4,440,373

RUSSIA — 0.0%
4,136	Alliance Oil Co. Ltd. - SDR(b)	70,145

SINGAPORE — 1.2%
59,000	Abterra Ltd.(b)	55,859
43,000	Armstrong Industrial Corp. Ltd.	11,606
3,539,000	Ascendas Real Estate Investment Trust	5,995,814

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SINGAPORE (continued)
700,000	Asia Food and Properties Ltd.(b)	$188,938
80,000	Asiasons Capital Ltd.(b)	12,225
155,400	ASL Marine Holdings Ltd.(d)	78,081
157,000	Ausgroup Ltd.	47,592
119,000	Baker Technology Ltd.	36,567
1,000	Ban Joo & Co. Ltd.(b)	25
136,000	Banyan Tree Holdings Ltd.	98,829
88,000	Beyonics Technology Ltd.	16,078
127,000	Biosensors International Group Ltd.(b)	143,971
7,400	Bonvests Holdings Ltd.	6,084
58,000	Boustead Singapore Ltd.	50,096
39,000	Breadtalk Group Ltd.	20,081
132,000	Broadway Industrial Group Ltd.	44,946
36,000	Bukit Sembawang Estates Ltd.	134,540
6,384,000	CapitaMall Trust REIT	9,994,054
28,000	Cerebos Pacific Ltd.	123,478
111,000	CH Offshore Ltd.(d)	38,257
71,000	China Aviation Oil Singapore Corp. Ltd.	72,527
291,000	China Energy Ltd.(b)	22,476
29,000	China Merchants Holdings Pacific Ltd.	12,765
308,000	Chip Eng Seng Corp. Ltd.	115,107
166,000	Chuan Hup Holdings Ltd.	35,155
351,000	ComfortDelgro Corp. Ltd.	418,308
184,000	Cosco Corp. Singapore Ltd.	272,004
11,600	Creative Technology Ltd.	27,938
317,000	CSC Holdings Ltd.	34,751
139,000	CSE Global Ltd.	139,104
98,000	CWT Ltd.	104,991
14,000	Ellipsiz Ltd.	1,244
15,600	Eu Yan Sang International Ltd.	10,365
123,000	Ezion Holdings Ltd.	69,973
2,225,400	Ezra Holdings Ltd.	2,319,473
175,000	Falcon Energy Group Ltd.	47,234
121,000	First Resources Ltd.	142,193
183,000	FJ Benjamin Holdings Ltd.	56,233
292,000	Fragrance Group Ltd.	87,302
596,000	Freight Links Express Holdings Ltd.	31,183
157,000	Gallant Venture Ltd.(b)	51,503
201,000	GMG Global Ltd.	44,236
80,000	Goodpack Ltd.	125,571
15,000	GP Batteries International Ltd.	15,323
92,000	GP Industries Ltd.(d)	39,731
175,666	Guocoland Ltd.	318,040
68,000	GuocoLeisure Ltd.	40,379
152,000	Guthrie GTS Ltd.	61,855
754,875	Healthway Medical Corp. Ltd.(b)	56,423
61,000	Hiap Seng Engineering Ltd.	20,771
72,000	Hi-P International Ltd.	55,311
165,000	Ho Bee Investment Ltd.	192,530
201,000	Hong Fok Corp. Ltd.(b)	90,977

Shares		Value

SINGAPORE (continued)
63,000	Hong Leong Asia Ltd.	$114,060
112,600	Hotel Properties Ltd.(d)	216,952
3,000	Hour Glass Ltd. (The)	2,990
126,000	HTL International Holdings Ltd.	46,566
65,000	HupSteel Ltd.	11,606
91,000	Hwa Hong Corp. Ltd.	38,921
2,916,000	Hyflux Ltd.	4,746,583
87,000	Hyflux Ltd. - Placement Shares	141,616
126,000	Indofood Agri Resources Ltd.(b)	175,276
108,000	InnoTek Ltd.	37,223
156,000	Jaya Holdings Ltd.(b)	73,200
101,000	Jiutian Chemical Group Ltd.(b)	3,355
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
417,000	K1 Ventures Ltd.	48,138
19,000	Keppel Telecommunications & Transportation Ltd.	21,933
114,000	KS Energy Services Ltd.(b)	100,357
368,000	LC Development Ltd.	54,401
15,000	Lion Asiapac Ltd.(b)	2,616
75,000	Lum Chang Holdings Ltd.	18,063
37,000	Manhattan Resources Ltd.(b)	38,871
6,000	Marco Polo Marine Ltd.(b)	2,018
274,000	Mercator Lines Singapore Ltd.	46,649
288,800	Metro Holdings Ltd.	194,276
246,000	Midas Holdings Ltd.	116,452
66,000	MobileOne Ltd.	143,061
410,000	Neptune Orient Lines Ltd.	490,325
34,750	Novo Group Ltd.(d)	9,524
25,000	NSL Ltd.	27,614
563,000	Oceanus Group Ltd.(b)	93,514
137,798	Orchard Parade Holdings Ltd.	196,266
76,000	OSIM International Ltd.	94,045
288,000	Otto Marine Ltd.	46,401
240,000	Overseas Union Enterprise Ltd.	576,032
26,000	Pan Pacific Hotels Group Ltd.	41,890
60,000	Petra Foods Ltd.	101,154
21,000	PSC Corp. Ltd.	4,098
106,215	QAF Ltd.	60,425
265,542	Raffles Education Corp. Ltd.	136,730
56,676	Raffles Medical Group Ltd.	115,790
121,000	Rotary Engineering Ltd.	82,402
154,000	Roxy-Pacific Holdings Ltd.	60,751
132,000	Sapphire Corp. Ltd.	26,310
43,000	SBS Transit Ltd.(d)	66,423
125,142	SC Global Developments Ltd.	146,541
2,343,000	SIA Engineering Co. Ltd.(d)	7,880,699
100,500	Sim Lian Group Ltd.	42,567
3,364,000	Singapore Airport Terminal Services Ltd.	7,040,345
70,000	Singapore Land Ltd.	405,199
267,000	Singapore Post Ltd.	242,808
174,000	Singapore Reinsurance Corp. Ltd.(d)	41,907
234,000	SMB United Ltd.	46,641

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SINGAPORE (continued)
1,651,000	SMRT Corp. Ltd.	$2,522,913
2,448,000	Spice I2I Ltd.(b)	115,884
425,000	Stamford Land Corp. Ltd.(d)	222,365
2,697,000	StarHub Ltd.(d)	6,316,369
100,000	Straits Asia Resources Ltd.	251,640
198,000	Sunningdale Tech Ltd.	23,186
115,000	Super Coffeemix Manufacturing Ltd.	138,008
237,000	Swiber Holdings Ltd.(b)	136,795
85,000	Swissco Holdings Ltd.(b)	18,354
124,000	Tat Hong Holdings Ltd.	80,326
50,000	Technics Oil & Gas Ltd.	39,241
102,000	Tiong Woon Corp. Holding Ltd.	26,260
389,143	Tuan Sing Holdings Ltd.	121,193
132,000	UMS Holdings Ltd.	58,650
130,627	United Engineers Ltd.	241,922
91,000	United Envirotech Ltd.(b)	26,451
404,000	United Fiber System Ltd.(b)	13,756
420,000	United Industrial Corp. Ltd.(d)	994,103
134,000	UOB-Kay Hian Holdings Ltd.	185,848
302,000	UOL Group Ltd.	1,294,178
107,000	Venture Corp. Ltd.	700,241
20,000	WBL Corp. Ltd.	55,145
206,812	Wheelock Properties (Singapore) Ltd.	319,467
325,000	Wing Tai Holdings Ltd.	399,468
174,000	Yanlord Land Group Ltd.	179,910
385,000	Yongnam Holdings Ltd.	87,929

		61,271,283

SOUTH AFRICA — 0.7%
4,619	Acucap Properties Ltd.	24,985
31,857	Adcock Ingram Holdings Ltd.	290,779
10,729	Adcorp Holdings Ltd.	43,507
114,293	Advtech Ltd.	96,627
32,497	Aeci Ltd.	389,497
199,986	Afgri Ltd.	191,517
357,024	African Bank Investments Ltd.	1,800,345
29,037	African Oxygen Ltd.	91,808
44,678	African Rainbow Minerals Ltd.	1,263,593
13,164	Allied Electronics Corp. Ltd.	51,214
21,133	Allied Technologies Ltd.	191,313
84,749	Aquarius Platinum Ltd.	393,835
6,868	ArcelorMittal South Africa Ltd.	70,715
13,959	Argent Industrial Ltd.	18,318
65,464	Aspen Pharmacare Holdings Ltd.(b)	816,072
324	Assore Ltd.	10,812
76,805	AST Group Ltd.	6,205
10,760	Astral Foods Ltd.	203,672
138,030	Aveng Ltd.	738,996
128,958	AVI Ltd.	622,117
14,955	Avuza Ltd.	53,706
83,394	Barloworld Ltd.	804,865
33,933	Basil Read Holdings Ltd.	70,831
5,169	Bell Equipment Ltd.(b)	11,215

Shares		Value

SOUTH AFRICA (continued)
71,368	Blue Label Telecoms Ltd.	$54,677
104,736	Brait SA	274,260
70,583	Business Connexion Group Ltd.	48,583
4,646	Capitec Bank Holdings Ltd.	125,970
2,456	Cashbuild Ltd.	33,626
57,968	Caxton and CTP Publishers and Printers Ltd.	127,941
68,529	Central Rand Gold Ltd.(b)	906
2,787	Ceramic Industries Ltd.	50,043
149,558	Cipla Medpro South Africa Ltd.	146,582
7,765	City Lodge Hotels Ltd.	72,503
60,117	Clicks Group Ltd.	359,820
26,833	Coronation Fund Managers Ltd.	80,383
96,931	DataTec Ltd.	568,996
74,687	Discovery Holdings Ltd.	438,198
12,341	Distell Group Ltd.	131,110
14,692	Distribution and Warehousing Network Ltd.(b)	13,740
22,445	DRDGOLD Ltd.	10,411
5,080	EOH Holdings Ltd.	16,799
27,664	Eqstra Holdings Ltd.(b)	28,976
1,947	Famous Brands Ltd.	13,401
69,355	First Uranium Corp.(b)	30,850
52,648	Foschini Ltd.	692,389
46,017	Gold Reef Resorts Ltd.	110,240
48,363	Great Basin Gold Ltd.(b)	96,680
132,898	Grindrod Ltd.	275,421
18,873	Group Five Ltd.	83,309
151,069	GrowthPoint Properties Ltd.	415,931
120,087	Harmony Gold Mining Co. Ltd.	1,630,689
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	30,780
11,337	Hudaco Industries Ltd.	135,457
29,518	Hulamin Ltd.(b)	30,476
36,047	Iliad Africa Ltd.	29,666
72,894	Illovo Sugar Ltd.	282,501
89,921	Imperial Holdings Ltd.	1,545,866
63,657	JD Group Ltd.	406,441
20,387	JSE Ltd.	201,735
42,998	Lewis Group Ltd.	544,954
49,027	Liberty Holdings Ltd.	549,472
57,900	Life Healthcare Group Holdings Ltd.	150,316
15,437	Massmart Holdings Ltd.	334,010
113,743	Medi-Clinic Corp. Ltd.	536,292
564,223	Merafe Resources Ltd.	91,181
18,158	Metair Investments Ltd.	46,190
149,656	Metorex Ltd.(b)	189,897
335,488	MMI Holdings Ltd.	853,404
94,815	Mondi Ltd.	755,626
94,815	Mpact Ltd.(b)	195,078
38,782	Mr. Price Group Ltd.	427,687
64,184	Murray & Roberts Holdings Ltd.	295,805
141,978	Mvelaphanda Group Ltd.(b)	72,019
35,543	Mvelaserve Ltd.(b)	63,555
45,143	Namakwa Diamonds Ltd.(b)	28,806

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
212,199	Nampak Ltd.	$703,943
220,953	Netcare Ltd.	479,398
41,870	Northam Platinum Ltd.	232,750
7,602	Oceana Group Ltd.	43,112
18,400	Omnia Holdings Ltd.(b)	220,260
6,182	Palabora Mining Co. Ltd.	127,655
69,851	Peregrine Holdings Ltd.	117,063
40,441	Petmin Ltd.	17,549
35,703	Pick’n Pay Stores Ltd.	218,983
18,942	Pioneer Foods Ltd.	174,285
81,073	Pretoria Portland Cement Co. Ltd.	312,986
37,055	PSG Group Ltd.	257,827
17,740	Raubex Group Ltd.	40,879
3,985	Resilient Property Income Fund Ltd.	19,648
44,776	Reunert Ltd.	397,979
10,734	Santam Ltd.	211,227
193,899	Sappi Ltd.(b)	884,630
76,531	Sentula Mining Ltd.(b)	28,858
77,113	Simmer & Jack Mines Ltd.(b)	231
38,542	Spar Group Ltd. (The)	530,580
22,033	Stefanutti Stocks Holdings Ltd.	38,870
575,210	Steinhoff International Holdings Ltd.(b)	2,010,610
10,441	Sun International Ltd.	146,468
1,043,810	Super Group Ltd.(b)	124,951
152,774	Telkom SA Ltd.	817,020
40,281	Tiger Brands Ltd.	1,225,668
20,102	Tongaat Hulett Ltd.	282,745
24,146	Trencor Ltd.	126,457
62,145	Truworths International Ltd.	673,059
36,543	Village Main Reef Ltd.(b)	6,944
13,989	Vukile Property Fund Ltd.	29,870
8,374	Wesizwe(b)	2,255
11,742	Wilson Bayly Holmes-Ovcon Ltd.	189,755
191,832	Woolworths Holdings Ltd.	905,913
137,467	Zeder Investments Ltd.	51,424

		33,638,044

SOUTH KOREA — 1.2%
1,590	Aekyung Petrochemical Co. Ltd.	78,723
487	Amorepacific Corp.	554,301
1,340	Asia Cement Co. Ltd.	61,643
28,250	Asiana Airlines(b)	284,027
3,620	Auk Corp.	14,387
2,450	Basic House Co. Ltd (The)	63,440
2,320	Binggrae Co. Ltd.	132,471
5,770	BNG Steel Co. Ltd.(b)	115,750
640	Boryung Pharmaceutical Co. Ltd.	15,571
48,140	BS Financial Group, Inc.(b)	741,985
3,031	Bukwang Pharmaceutical Co. Ltd.	43,698

Shares		Value

SOUTH KOREA (continued)
3,780	Capro Corp.	$130,326
10,827	Cheil Industries, Inc.	1,237,459
14,330	Cheil Worldwide, Inc.	226,306
78,591	Chin Hung International, Inc.(b)	20,723
3,870	Chong Kun Dang Pharm Corp.	118,930
2,698	Choongwae Pharmaceutical Corp.	56,299
1,050	CJ CGV Co. Ltd.	31,172
2,617	CJ CheilJedang Corp.	759,558
9,547	CJ Corp.	769,700
313	Crown Confectionery Co. Ltd.	45,274
310	Dae Dong Industrial Co. Ltd.	1,319
594	Dae Han Flour Mills Co. Ltd.	94,371
16,020	Dae Won Kang Up Co. Ltd.	102,718
20,010	Daechang Co. Ltd.	37,674
4,450	Daeduck Electronics Co.	37,607
3,310	Daeduck GDS Co. Ltd.	27,534
3,810	Daegu Department Store	45,714
1,470	Daehan Steel Co. Ltd.	11,587
5	Daehan Synthetic Fiber Co. Ltd.	455
4,890	Dae-IL Corp.	44,062
7,450	Daekyo Co. Ltd.	42,398
17,856	Daelim Industrial Co. Ltd.	2,133,981
9,090	Daesang Corp.	114,239
1,820	Daesang Holdings Co. Ltd.	7,233
58	Daesung Group Holdings Co. Ltd.	4,819
2,610	Daesung Holdings Co. Ltd.	27,850
49,915	Daewoo Engineering & Construction Co. Ltd.(b)	584,701
11,772	Daewoo International Corp.	446,070
34,330	Daewoo Securities Co. Ltd.	604,023
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,062,435
820	Daewoong Co. Ltd.	13,066
1,014	Daewoong Pharmaceutical Co. Ltd.	43,039
23,440	Daishin Securities Co. Ltd.	303,477
12,680	Daou Technology, Inc.	118,465
52,250	DGB Financial Group, Inc.(b)	827,634
1,110	Dong Ah Tire & Rubber Co. Ltd.	10,634
6,450	Dong IL Rubber Belt Co. Ltd.	37,563
7,130	Dong Yang Gang Chul Co. Ltd.	24,380
1,219	Dong-A Pharmaceutical Co. Ltd.	130,653
5,230	Dongaone Co. Ltd.	15,849
880	Dongbu Corp.	7,145
4,886	Dongbu HiTek Co. Ltd.(b)	53,527
6,260	Dongbu Insurance Co. Ltd.	310,536
12,350	Dongbu Securities Co. Ltd.	64,075
11,900	Dongbu Steel Co. Ltd.	98,198
387	Dong-IL Corp.	21,951
603	Dongil Industries Co. Ltd.	43,353
23,402	Dongkuk Steel Mill Co. Ltd.	880,100

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
550	Dongwha Pharmaceutical Co. Ltd.	$3,114
443	Dongwon F&B Co. Ltd.	22,816
96	Dongwon Industries Co. Ltd.	16,800
31,570	Dongwon Systems Corp.(b)	39,975
10,510	Dongyang Mechatronics Corp.	188,408
5,040	Doosan Corp.	707,503
1,640	Doosan Engineering & Construction Co. Ltd.	7,871
19,030	Doosan Infracore Co. Ltd.(b)	474,712
2,800	Duzonbizon Co. Ltd.(b)	28,815
270	E1 Corp.	16,057
21,209	Eugene Investment & Securities Co. Ltd.(b)	109,032
1,600	F&F Co. Ltd.	13,021
6,030	Foosung Co. Ltd.(b)	45,927
1,729	Fursys, Inc.	45,017
1,390	Global & Yuasa Battery Co. Ltd.	57,615
1,687	Glovis Co. Ltd.	307,222
517	Green Cross Corp. South Korea	84,344
1,420	Green Cross Holdings Corp.	24,782
14,726	GS Engineering & Construction Corp.	1,662,140
31,190	GS Holdings Corp.	2,680,275
281	Gwangjushinsegae Co. Ltd.	49,441
8,870	Halla Climate Control Corp.	216,639
3,800	Halla Engineering & Construction	87,044
1,170	Hanall Biopharma Co. Ltd.(b)	12,096
8,700	Handsome Co. Ltd.	232,292
397	Hanil Cement Co. Ltd.	18,621
7,160	Hanil E-Wha Co. Ltd.	81,834
19,559	Hanjin Heavy Industries & Construction Co. Ltd.(b)	569,536
2,130	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	22,425
13,023	Hanjin Shipping Co. Ltd.	260,015
4,926	Hanjin Shipping Holding Co. Ltd.	59,338
4,620	Hanjin Transportation Co. Ltd.	148,552
18,260	Hankook Tire Co. Ltd.	743,009
1,720	Hankuk Paper Manufacturing Co. Ltd.	31,976
382	Hanmi Pharm Co. Ltd.(b)	10,073
3,220	Hansol Chemical Co. Ltd.	57,876
12,040	Hansol CSN	17,358
9,910	Hansol Paper Co.	82,435
916	Hansol Technics Co. Ltd.	28,411
1,160	Hanssem Co. Ltd.	19,034
33,385	Hanwha Chemical Corp.	1,472,449
20,740	Hanwha Corp.	1,017,033
5,230	Hanwha General Insurance Co. Ltd.(b)	47,870
32,683	Hanwha Securities Co.	202,118
2,720	Hanyang Securities Co. Ltd.	20,691
478	Hite Brewery Co. Ltd.	50,325

Shares		Value

SOUTH KOREA (continued)
680	Hite Holdings Co. Ltd.	$11,094
8,796	HMC Investment Securities Co. Ltd.(b)	167,694
7,930	Hotel Shilla Co. Ltd.	230,912
1,630	HS R&A Co. Ltd.	38,497
4,768	Huchems Fine Chemical Corp.	121,880
1,690	Husteel Co. Ltd.	36,868
3,340	Hwa Shin Co. Ltd.	58,291
252	Hwacheon Machine Tool Co. Ltd.	17,903
10,880	Hyosung Corp.	963,855
530	Hyundai Corp.	18,600
3,392	Hyundai Department Store Co. Ltd.	591,983
4,090	Hyundai Engineering Plastics Co. Ltd.	25,449
19,620	Hyundai H&S Co. Ltd.	291,239
15,170	Hyundai Hysco	697,132
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	274,427
6,537	Hyundai Merchant Marine Co. Ltd.	184,770
5,244	Hyundai Mipo Dockyard	830,644
41,351	Hyundai Securities Co.	500,071
6,050	Il Dong Pharmaceutical Co. Ltd.	48,662
2,700	Iljin Display Co. Ltd.(b)	23,535
8,890	Iljin Electric Co. Ltd.	62,482
597	Ilshin Spinning Co. Ltd.	56,285
878	Ilyang Pharmaceutical Co. Ltd.	30,563
7,005	IS Dongseo Co. Ltd.	136,206
3,810	ISU Chemical Co. Ltd.	113,653
10,380	IsuPetasys Co. Ltd.	50,408
5,470	Jahwa Electronics Co. Ltd.	34,502
4,110	Jeil Pharmaceutical Co.	55,356
24,088	Jeonbuk Bank	140,968
2,850	Jinheung Mutual Savings Bank Co. Ltd.(b)	8,110
22,940	Kangwon Land, Inc.	651,667
10,226	KC Tech Co. Ltd.	73,521
2,931	KCC Corp.	973,015
2,260	Keangnam Enterprises Ltd.(b)	30,225
3,590	KG Chemical Corp.	30,033
4,270	Kic Ltd.(b)	12,900
620	Kisco Corp.	19,024
5,600	Kishin Corp.	32,772
2,994	KISWIRE Ltd.	149,089
2,280	Kiwoom Securities Co. Ltd.	126,727
1,846	Kolon Corp.	59,619
2,340	Kolon Engineering & Construction Co. Ltd.(b)	11,319
1,563	Kolon Industries, Inc.	174,194
800	Korea Airport Service Co. Ltd.	32,894
3,160	Korea Circuit Co. Ltd.(b)	18,403
2,230	Korea Electric Terminal Co. Ltd.	59,224
50,260	Korea Exchange Bank	445,728
2,137	Korea Express Co. Ltd.(b)	204,721

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
420	Korea Flange Co. Ltd.	$8,286
3,700	Korea Gas Corp.	125,111
24,360	Korea Investment Holdings Co. Ltd.	963,494
1,760	Korea Kolmar Co. Ltd.	13,321
2,220	Korea Kumho Petrochemical Co.	456,929
1,564	Korea Petrochemical Industries Co. Ltd.	249,961
1,520	Korea Plant Service & Engineering Co. Ltd.	57,957
2,018	Korea Zinc Co. Ltd.	837,404
8,328	Korean Airlines Co. Ltd.	530,818
16,337	Korean Reinsurance Co.	204,542
15,990	KP Chemical Corp.	389,020
690	KPX Chemical Co. Ltd.	39,988
779	KPX Fine Chemical Co. Ltd.	28,004
26,210	KTB Securities Co. Ltd.(b)	89,248
1,910	Kukdo Chemical Co. Ltd.	127,176
1,420	Kumho Electric Co. Ltd.	38,722
47,140	Kumho Investment Bank(b)	27,722
23,900	Kwang Dong Pharmaceutical Co. Ltd.	82,742
2,130	Kyeryong Construction Industrial Co. Ltd.	43,840
8,812	Kyobo Securities Co.	55,498
17,150	Kyung-In Synthetic Corp.	58,072
3,960	LG Fashion Corp.	176,722
1,085	LG Hausys Ltd.	86,240
1,372	LG Household & Health Care Ltd.	620,738
2,905	LG InnoTek Co. Ltd.	257,628
6,779	LG International Corp.	398,651
1,400	LG Life Sciences Ltd.(b)	67,855
84,410	LG Telecom Ltd.	425,933
6,640	LIG Insurance Co. Ltd.	165,008
2,710	Livart Furniture Co. Ltd.	18,867
283	Lotte Chilsung Beverage Co. Ltd.	388,947
399	Lotte Confectionary Co. Ltd.	681,589
6,810	Lotte Midopa Co. Ltd.	166,649
3,810	Lotte Non-Life Insurance Co. Ltd.(b)	25,802
406	Lotte Samkang Co. Ltd.	167,899
4,018	LS Corp.	417,311
2,270	LS Industrial Systems Co. Ltd.	158,898
25,222	Macquarie Korea Infrastructure Fund	117,821
3,110	Meritz Finance Holdings Co. Ltd.(b)	8,672
9,189	Meritz Fire & Marine Insurance Co. Ltd.	106,768
107,100	Meritz Securities Co. Ltd.	93,356
292	Mi Chang Oil Industrial Co. Ltd.	13,987
11,189	Mirae Asset Securities Co. Ltd.	520,024
19,360	Moorim P&P Co. Ltd.	141,578
7,820	Moorim Paper Co. Ltd.	25,923

Shares		Value

SOUTH KOREA (continued)
8,590	Motonic Corp.	$77,321
1,510	Namhae Chemical Corp.	20,338
31	Namyang Dairy Products Co. Ltd.	26,434
2,166	NCSoft Corp.	667,694
730	Nexen Corp.	55,045
6,560	Nexen Tire Corp.	115,110
13,289	NH Investment & Securities Co. Ltd.	83,064
4,160	NK Co. Ltd.	20,202
930	Nong Shim Co. Ltd.	223,172
640	Nong Shim Holdings Co. Ltd.	37,636
522	Orion Corp.	253,499
563	Ottogi Corp.	85,975
1,695	Pacific Corp.	372,987
9,216	Poongsan Corp.	389,864
2,723	Poongsan Holdings Corp.	90,396
3,300	Pusan City Gas Co. Ltd.	61,192
3,500	RNL Bio Co. Ltd.(b)	20,649
2,920	S&T Daewoo Co. Ltd.	103,029
9,961	S&T Dynamics Co. Ltd.	171,481
2,720	S&T Holdings Co. Ltd.	40,247
1,300	S1 Corp. Korea	69,297
210	Saeron Automotive Corp.	1,000
1,110	Sajo Industries Co. Ltd.	61,696
4,340	Sam Young Electronics Co. Ltd.	50,015
2,193	Sambu Construction Co. Ltd.	22,881
480	Samchully Co. Ltd.	46,894
4,310	Samick THK Co. Ltd.	48,034
5,671	Samjin Pharmaceutical Co. Ltd.	49,755
670	SamkwangGlass Co. Ltd.	49,251
7,675	Samsung Electro-Mechanics Co. Ltd.	631,879
4,567	Samsung Engineering Co. Ltd.	1,126,264
3,667	Samsung Fine Chemicals Co. Ltd.	244,861
23,480	Samsung Heavy Industries Co. Ltd.	956,527
12,043	Samsung Securities Co. Ltd.	908,108
5,965	Samsung Techwin Co. Ltd.	437,347
3,191	Samyang Corp.	352,605
647	Samyang Genex Co. Ltd.	47,130
4,120	SBS Media Holdings Co. Ltd.(b)	12,700
6,460	Seah Besteel Corp.	406,239
356	Seah Holdings Corp.	58,416
1,170	Seah Steel Corp.	118,187
4,400	Sebang Co. Ltd.	75,330
5,490	Sejong Industrial Co. Ltd.	103,885
3,890	Sewon Cellontech Co. Ltd.	18,670
9,570	Shin Poong Pharmaceutical Co. Ltd.	37,398
239	Shinsegae Information & Communication Co. Ltd.	12,649
6,130	Shinwon Corp.	7,413
2,150	Shinyoung Securities Co. Ltd.	68,927
230	Silla Co. Ltd.	3,272

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
971	Sindo Co. Ltd.	$45,727
3,755	SK Chemicals Co. Ltd.	284,572
980	SK Gas Co. Ltd.	65,718
16,008	SK Holdings Co. Ltd.	2,755,811
35,060	SK Networks Co. Ltd.	428,980
41,550	SK Securities Co. Ltd.	68,771
8,900	SKC Co. Ltd.	588,381
2,440	SL Corp.	62,603
5,310	Songwon Industrial Co. Ltd.	92,420
480	Ssangyong Cement Industrial Co. Ltd.(b)	3,009
15,418	STX Corp. Co. Ltd	299,790
10,150	STX Engine Co. Ltd.	272,451
23,710	STX Offshore & Shipbuilding Co. Ltd.	548,728
52,040	STX Pan Ocean Co. Ltd.	391,917
1,940	Sung Jin Geotec Co. Ltd.(b)	31,649
214	Sunjin Co. Ltd.(b)	1,827
36	Sunjin Holdings Co. Ltd.(b)	859
182	Taekwang Industrial Co. Ltd.	293,120
23,300	Taeyoung Engineering & Construction	159,120
7,770	Taihan Electric Wire Co. Ltd.(b)	42,303
9,330	Tailim Packaging Industrial Co. Ltd.	12,434
300	Teems, Inc.(b)	3,486
1,700	Tong Yang Life Insurance	22,655
33,418	Tong Yang Major Corp.(b)	62,601
200	Tong Yang Moolsan Co. Ltd.	5,226
23,878	Tong Yang Securities, Inc.	145,401
1,420	TS Corp.	36,904
1,110	Unid Co. Ltd.	75,067
250	Union Steel	5,916
2,440	Whanin Pharmaceutical Co. Ltd.	19,140
59,400	Woongjin Chemical Co. Ltd.(b)	70,144
7,850	Woongjin Coway Co. Ltd.	303,412
11,520	Woongjin Holdings Co. Ltd.(b)	85,774
3,440	Woongjin Thinkbig Co. Ltd.	60,199
3,700	Woori Financial Co. Ltd.	59,836
42,960	Woori Investment & Securities Co. Ltd.	770,126
4,210	Youlchon Chemical Co. Ltd.	34,940
251	Young Poong Corp.	289,496
4,952	Youngone Corp.	92,530
2,598	Youngone Holdings Co. Ltd.	114,339
2,002	Yuhan Corp.	278,187

		62,565,484

SPAIN — 0.6%
19,178	Abengoa SA	545,766
11,883	Acciona SA	1,233,992
54,354	Acerinox SA	900,120
2,566	Adolfo Dominguez SA(b)	28,391
31,191	Almirall SA	298,043
8,523	Amper SA(b)	39,312

Shares		Value

SPAIN (continued)
11,451	Antena 3 de Television SA	$91,155
92,775	Avanzit SA(b)	31,194
3,330	Azkoyen SA(b)	9,977
23,368	Banco de Sabadell(b)(c)(d)	20,147
518,843	Banco de Sabadell SA	1,945,083
102,903	Banco de Valencia SA(b)	201,831
57,547	Banco Espanol de Credito SA	437,428
68,240	Banco Pastor SA(d)	292,202
283,296	Banco Popular Espanol SA	1,469,928
152,211	Bankinter SA	943,308
1,315	Baron de Ley(b)	89,847
13,691	Bolsas y Mercados Espanoles	392,568
24,816	Caja de Ahorros del Mediterraneo	155,827
8,249	Campofrio Food SA	72,659
6,344	Cementos Portland Valderrivas SA(b)	105,196
16,842	Cie Automotive SA(b)	146,412
3,901	Codere SA(b)	51,569
497	Construcciones y Auxiliar de Ferrocarriles SA	278,515
4,347	Dinamia Capital Privado SA	40,725
11,664	Duro Felguera SA	93,521
32,439	Ebro Puleva SA	630,657
41,240	EDP Renovaveis SA(b)	267,846
8,038	Elecnor SA	121,273
42,675	Enagas	974,987
20,349	Ercros SA(b)	28,479
1,372	Faes Farma I-11 Shares(b)(c)(d)	3,668
27,447	Faes Farma SA	73,356
262,032	Ferrovial SA	3,351,362
19,804	Fersa Energias Renovables SA(b)	29,737
14,784	Fluidra SA	61,393
23,001	Fomento de Construcciones y Contratas SA	633,574
70,299	Gamesa Corp. Tecnologica SA	516,177
29,860	Gestevision Telecinco SA	280,605
23,408	Grifols SA(b)	512,767
19,978	Grupo Catalana Occidente SA	476,528
62,141	Grupo Empresarial Ence SA	223,673
5,180	Grupo Tavex SA(b)	3,148
2,010	Iberpapel Gestion SA	45,431
21,854	Indra Sistemas SA	434,291
174,417	International Consolidated Airlines Group(b)	677,428
615,870	La Seda de Barcelona SA - Class B(b)	74,336
5,819	Laboratorios Farmaceuticos Rovi SA	46,406
2,193	Miquel y Costas	67,434
9,985	Natraceutical SA(b)	3,888
49,726	NH Hoteles SA(b)	312,958
17,454	Obrascon Huarte Lain SA	556,770
13,934	Papeles y Cartones de Europa SA	77,685
3,179	Pescanova SA	136,809

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SPAIN (continued)
1,765	Prim SA	$13,163
126,808	Promotora de Informaciones SA(b)	257,829
75,243	Prosegur Cia de Seguridad SA	3,462,990
34,612	Realia Business SA(b)	72,612
25,793	Red Electrica Corp. SA	1,409,657
2,195	Reyal Urbis SA(b)	2,555
52,556	Sacyr Vallehermoso SA	436,343
18,909	Service Point Solutions SA(b)	9,917
32,804	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	73,014
25,474	Sol Melia SA(b)	265,560
18,471	Solaria Energia y Medio Ambiente SA	48,172
128,263	SOS Corp. Alimentaria SA(b)	74,642
4,546	Tecnicas Reunidas SA	201,191
9,564	Telecomunicaciones y Energia	21,507
51,164	Tubacex SA(b)	165,783
39,920	Tubos Reunidos SA(b)	117,017
1,168	Unipapel SA	21,499
1,457	Vertice Trescientos Sesenta Grados(b)	429
8,410	Vidrala SA	243,621
13,066	Viscofan SA	487,201
8,231	Vocento SA(b)	32,761
9,318	Vueling Airlines SA(b)	95,732
1,450	Zardoya Otis I-11 Shares(b)(c)(d)	1,050
29,000	Zardoya Otis SA	420,036
21,886	Zeltia SA(b)	66,984

		28,538,647

SWEDEN — 0.7%
11,723	AarhusKarlshamn AB	335,401
27,442	Acando AB	68,917
7,859	Active Biotech AB(b)	98,372
4,119	Addnode AB	19,510
3,380	AddTech AB - Class B	93,480
191,044	AF AB - B Shares(d)	3,552,810
5,143	Anoto Group AB(b)	2,207
1,487	Atrium Ljungberg AB - B Shares	18,908
2,587	Avanza Bank Holding AB	75,249
4,250	Axfood AB	163,882
8,417	Axis Communications AB	174,590
16,000	B&B Tools AB - Class B	228,884
17,307	BE Group AB(b)	91,880
1,322	Beijer AB G&L - Class B	52,742
3,825	Beijer Alma AB	77,973
1,050	Beijer Electronics AB	11,432
4,285	Betsson AB(b)	101,142
9,975	Bilia AB - A Shares	165,685
53,466	Billerud AB	484,401
2,745	BioGaia AB - Class B	64,138
7,843	BioInvent International AB(b)	24,060

Shares		Value

SWEDEN (continued)
26,157	Biotage AB	$27,856
74,477	Biovitrum AB(b)	271,088
3,751	Bjoern Borg AB(b)	28,260
1,188	Black Earth Farming Ltd.(b)	4,985
164,915	Boliden AB	2,862,434
41,237	Bure Equity AB(b)	199,257
23,393	Castellum AB	339,476
2,600	Catena AB	42,153
6,345	Cision AB(b)	51,939
5,280	Clas Ohlson AB - Class B	70,077
14,280	Concordia Maritime AB - Class B	35,862
1,753	Connecta AB	19,783
4,997	CyberCom Group Europe AB	11,556
1,984	Diamyd Medical AB - Class B(b)	3,248
6,462	Duni AB	58,802
6,667	East Capital Explorer AB	73,119
43,653	Electrolux AB - Class B	824,990
19,800	Elekta AB - Class B	912,674
5,048	Enea AB(b)	27,361
42,704	Eniro AB(b)	152,723
22,254	Fabege AB	214,885
741	Fagerhult AB	20,317
9,454	Fastighets AB Balder - Class B(b)	43,578
43,887	Getinge AB - Class B	1,186,569
2,985	Global Health Partner AB(b)	6,026
22,175	Gunnebo AB	141,339
22,207	Hakon Invest AB	315,912
22,111	Haldex AB	124,061
82,132	Hexagon AB - Class B	1,676,217
5,604	Hexpol AB	154,543
9,510	HIQ International AB(b)	53,510
440	HMS Networks AB	7,134
8,913	Hoganas AB - Class B	352,757
25,959	Holmen AB - Class B	756,728
7,585	Hufvudstaden AB	85,177
35,576	Husqvarna AB - Class A	207,697
169,596	Husqvarna AB - Class B	981,497
11,328	Industrial & Financial Systems - Class B	217,417
3,117	Indutrade AB	95,620
16,234	Intrum Justitia AB	252,229
27,734	JM AB	538,907
11,183	KappAhl Holding AB	47,282
177,657	Karo Bio AB(b)	35,298
14,621	Klovern AB	67,860
9,587	Know It AB	96,001
16,861	Kungsleden AB	155,440
2,948	Lagercrantz AB - Class B	26,240
26,410	Lindab International AB	264,461
25,776	Loomis AB - Class B	349,271
55,286	Lundin Petroleum AB(b)	763,199
110,498	Meda AB - Class A	1,364,672
5,401	Medivir AB - Class B(b)	107,309

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SWEDEN (continued)
3,629	Mekonomen AB	$117,671
48,486	Micronic Laser Systems AB(b)	106,353
12,149	Modern Times Group AB - Class B	826,682
1,290	NCC AB - Class A	25,425
45,384	NCC AB - Class B	915,413
2,159	Nederman Holding AB	41,866
4,774	Net Entertainment NE AB(b)	50,082
83,059	Net Insight AB - Class B(b)	35,249
31,780	New Wave Group AB - Class B	188,920
12,173	Nibe Industrier AB - Class B	205,579
130,488	Niscayah Group AB	373,332
50,649	Nobia AB(b)	294,649
10,358	Nolato AB - Class B	107,014
4,150	Nordic Mines AB(b)	39,413
14,781	Nordnet AB	46,048
20,304	Northland Resources SA(b)	52,702
11,760	Opcon AB(b)	21,589
10,663	ORC Software AB	105,928
6,510	Orexo AB(b)	36,113
249,270	PA Resources AB(b)	141,446
62,322	Peab AB	413,968
33,607	Pricer AB - Class B	53,417
17,871	Proffice AB - Class B	78,967
113,352	Ratos AB - Class B	2,064,745
984	RaySearch Laboratories AB	3,284
3,138	ReadSoft AB - Class B	7,931
10,785	Rederi AB Transatlantic(b)	32,228
18,694	Rezidor Hotel Group AB(b)	95,975
62,364	RNB Retail and Brands AB(b)	34,892
60,605	Rottneros AB	37,569
27,329	Saab AB - Class B	599,019
73,827	SAS AB(b)	144,922
5,699	Seco Tools AB - Class B	90,312
3,461	Sectra AB(b)	23,655
58,273	Securitas AB - Class B	594,178
2,422	Skanska AB - Class B	39,498
5,944	SkiStar AB	97,076
92,034	SSAB AB - Class A	1,241,232
47,051	SSAB AB - Class B	559,027
1,764	Studsvik AB(b)	13,066
7,337	Sweco AB - Class B	72,887
17,993	Swedish Match AB	670,655
2,504	Systemair AB	37,213
7,292	TradeDoubler AB(b)	42,189
124,326	Trelleborg AB - Class B	1,386,252
3,694	Vitrolife AB	24,543
8,733	Wallenstam AB - Class B	89,184
9,292	Wihlborgs Fastigheter AB	130,709

		35,042,526

SWITZERLAND — 1.6%
877	Acino Holding AG(b)	91,873
22,639	Actelion Ltd.(b)	1,153,451
1,057	Advanced Digital Broadcast Holdings SA(b)	26,390

Shares		Value

SWITZERLAND (continued)
275	Affichage Holding AG(b)	$53,249
12,246	AFG Arbonia-Forster Holding(b)	412,323
311,000	Allied World Assurance Co. Holdings Ltd.	16,933,950
4,900	Allreal Holding AG(b)	867,251
538	Alpiq Holding AG	184,392
934	Also Holding AG(d)	56,962
51,757	Aryzta AG	2,834,288
5,829	Ascom Holding AG	79,986
971	Autoneum Holding AG(b)	99,315
2,140	Bachem Holding AG - Class B	114,199
29,060	Baloise Holding AG	2,900,277
1,815	Bank Coop AG	153,354
17,013	Bank Sarasin & Compagnie AG - Class B	719,818
277	Banque Cantonale de Geneve	76,724
1,575	Banque Cantonale Vaudoise	1,001,572
6	Banque Privee Edmond de Rothschild SA(d)	173,051
556	Barry Callebaut AG(b)	587,048
1,469	Basilea Pharmaceutica(b)	108,442
2,519	Basler Kantonalbank	462,481
88	Belimo Holding AG	185,604
35	Bell Holding AG	88,940
1,651	Bellevue Group AG(b)	29,368
1,796	Berner Kantonalbank AG	567,975
2,135	BKW FMB Energie AG	132,242
5,146	Bobst Group AG(b)	192,554
959	Bossard Holding AG	165,103
3,886	Bucher Industries AG	809,738
625	Burckhardt Compression Holding AG	178,991
36	Carlo Gavazzi Holding AG(b)	11,344
88	Centralschweizerische Kraftwerke AG	36,338
185	Cham Paper Holding AG(b)	44,496
2,475	Charles Voegele Holding AG - Class A(b)	124,843
131	Cicor Technologies(b)	6,583
893	Cie Financiere Tradition SA	112,894
145,635	Clariant AG(b)	2,301,886
1,347	Coltene Holding AG(b)	71,881
35	Conzzeta Holding AG	104,326
3,508	Daetwyler Holding AG	294,172
4,170	Dufry Group(b)	493,004
14,687	EFG International AG(b)	161,976
30	Elektrizitaets-Gesellschaft Laufenburg AG	32,209
971	Emmi AG	259,945
1,839	EMS-Chemie Holding AG	392,544
4,027	Energiedienst Holding AG(b)	256,085
12,621	Etrion Corp.(b)	9,027
2,065	Flughafen Zuerich AG	951,099
774	Forbo Holding AG(b)	559,565
1,041	Galenica AG	705,639

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SWITZERLAND (continued)
117,911	Gam Holding Ltd.(b)	$1,835,220
4,132	Gategroup Holding AG(b)	165,374
8,060	Geberit AG(b)	1,906,832
2,384	Georg Fischer AG(b)	1,269,922
3,288	Givaudan SA(b)	3,607,379
278	Gurit Holding AG	186,499
3,464	Helvetia Holdings AG	1,401,797
1,839	Huber & Suhner AG	114,258
5,187	Implenia AG(b)	182,885
321	Inficon Holding AG(b)	62,442
273,823	Informa Plc	1,815,838
98	Interroll Holding AG(b)	45,448
29	Intershop Holdings	11,607
93,793	Julius Baer Group Ltd.(b)	4,005,314
591	Kaba Holding AG - Class B	244,795
1,857	Kardex AG(b)	43,414
1,794	Komax Holding AG(b)	211,984
12,619	Kudelski SA(b)	165,143
1,418	Kuoni Reisen Holding(b)	551,760
122	LEM Holding SA	71,769
4,986	LifeWatch AG(b)	22,870
15	Lindt & Spruengli AG	573,852
45,393	Logitech International SA(b)	437,752
23,006	Lonza Group AG(b)	1,965,763
1,434	Luzerner Kantonalbank AG(b)	595,792
46	Metall Zug AG - Class B	210,406
16,910	Meyer Burger Technology AG(b)	595,143
11,976	Micronas Semiconductor Holding(b)	90,537
1,196	Mikron Holding AG(b)	10,197
5,846	Mobilezone Holding AG	70,192
3,562	Mobimo Holding AG(b)	986,616
12,189	Nobel Biocare Holding AG(b)	234,008
18,313	OC Oerlikon Corp AG(b)	156,128
3,247	Orascom Development Holding AG(b)	108,914
417	Orell Fuessli Holding AG	65,434
4,337	Panalpina Welttransport Holding AG(b)	522,942
1,799	Partners Group Holding AG	342,634
48,644	Petroplus Holdings AG(b)	670,589
255	Phoenix Mecano AG	187,917
325	Precious Woods Holding AG(b)	6,153
2,484	PSP Swiss Property AG(b)	251,856
458	PubliGroupe SA	80,829
971	Rieter Holding AG(b)	224,167
186	Romande Energie Holding SA(d)	349,289
111	Schaffner Holding AG(b)	41,640
15,489	Schmolz & Bickenbach AG(b)	181,645
458	Schweiter Technologies AG	309,581
7,966	Schweizerishe National-Versicherungs-Gesellsschaft AG	311,231
588	Siegfried Holding AG(b)	72,244

Shares		Value

SWITZERLAND (continued)
625	Sika AG	$1,465,917
7,707	Sonova Holding AG(b)	730,013
120	Sopracenerina STA Elettrica	32,628
1,260	St. Galler Kantonalbank AG	710,006
271,165	STMicroelectronics NV	2,145,349
978	Straumann Holding AG	223,174
14,484	Sulzer AG	2,112,653
17,960	Swiss Life Holding AG(b)	2,678,996
109,838	Swisslog Holding AG(b)	124,205
1,273	Swissmetal Holding AG(b)	3,769
1,620	Swissquote Group Holding SA	75,540
561	Tamedia AG(b)	86,532
2,779	Tecan Group AG(b)	234,982
10,690	Temenos Group AG(b)	258,065
5,867	Tornos Holding AG(b)	81,253
1,094	U-Blox AG(b)	46,357
1,219	Uster Technologies AG(b)	59,939
112	Valartis Group AG	2,462
6,412	Valiant Holding AG	1,017,545
2,291	Valora Holding AG	685,510
370	Vaudoise Assurances Holding SA - Class B	131,161
41	Vetropack Holding AG	86,839
24,307	Von Roll Holding AG(b)	95,739
17,677	Vontobel Holding AG	576,094
1,036	VZ Holding AG	151,639
390	Walter Meier AG - Class A	114,664
732	Ypsomed Holding AG(b)	42,783
90	Zehnder Group AG	285,878
1,427	Zueblin Immobilien Holding AG(b)	6,346
30	Zuger Kantonalbank AG	206,594

		80,419,400

TAIWAN — 1.0%
78,905	Ability Enterprise Co. Ltd.(b)	108,634
71,000	Acbel Polytech, Inc.	50,845
114,000	Accton Technology Corp.(b)	70,767
56,000	Achem Technology Corp	32,918
78,000	Action Electronics Co. Ltd.(b)	31,378
53,000	Advancetek Enterprise Co. Ltd.	56,795
38,638	Advantech Co. Ltd.	130,643
171,027	AGV Products Corp.(b)	81,553
38,000	ALI Corp.	48,759
52,000	Allis Electric Co. Ltd.	19,476
123,000	Alpha Networks, Inc.	96,189
96,682	Altek Corp.	121,710
44,000	Ambassador Hotel (The)	61,494
18,000	AMPOC Far-East Co. Ltd.	13,015
251,354	AmTRAN Technology Co. Ltd.	198,744
35,000	APBC, Inc.	35,200
10,000	Apex Biotechnology Corp.	22,888
33,000	Apex Science & Engineering	12,589
61,000	Arima Communications Corp.(b)	43,472
44,250	Arima Optoelectronics Corp.(b)	13,151

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
92,000	Asia Optical Co., Inc.(b)	$135,437
73,200	Asia Polymer Corp.	147,235
89,287	Asia Vital Components Co. Ltd.	82,675
12,000	ASROCK, Inc.	49,106
11,000	Aten International Co. Ltd.	29,374
41,000	Audix Corp.	45,143
19,000	Aurora Corp.	37,558
30,000	Aurora Systems Corp.	31,888
5,000	AV Tech Corp.	16,265
45,270	Avermedia Technologies, Inc.	42,388
57,000	Avision, Inc.	30,442
17,000	Awea Mechantronic Co. Ltd.	20,163
153,000	Bank of Kaohsiung	73,753
44,000	Basso Industry Corp.	31,433
507,350	BES Engineering Corp.	175,243
35,000	Biostar Microtech International Corp.	21,727
9,090	Bright Led Electronics Corp.	7,046
21,000	C Sun Manufacturing Ltd.	18,389
72,320	Cameo Communications, Inc.	27,463
514,400	Capital Securities Corp.	258,667
29,000	Career Technology Manufacturing Co. Ltd.	66,377
117,000	Carnival Industrial Corp.(b)	43,009
146,400	Catcher Technology Co. Ltd.	1,279,423
21,000	Cathay Chemical Works	10,014
138,000	Cathay No. 1 REIT	65,565
8,000	Cathay No. 2 REIT	3,429
299,000	Cathay Real Estate Development Co. Ltd.	160,722
38,000	Central Reinsurance Co. Ltd.(b)	22,930
47,000	ChainQui Construction Development Co. Ltd.	39,852
79,085	Champion Building Materials Co. Ltd.	62,669
47,000	Charoen Pokphand Enterprise	29,013
335,920	Cheng Loong Corp.	151,444
139,727	Cheng Uei Precision Industry Co. Ltd.(b)	421,572
19,000	Chenming Mold Industry Corp.	24,544
204,572	Chia Hsin Cement Corp.	133,376
60,456	Chicony Electronics Co. Ltd.	115,942
111,740	Chien Kuo Construction Co. Ltd.	70,914
72,000	Chien Shing Stainless Steel(b)	14,008
20,000	Chilisin Electronics Corp.	12,970
569,418	China Airlines Ltd.	331,752
82,000	China Chemical & Pharmaceutical Co. Ltd.	66,401
53,000	China Electric Manufacturing Corp.(b)	45,675
121,000	China General Plastics Corp.	56,439
22,000	China Glaze Co. Ltd.	14,496
13,000	China Hi-Ment Corp.	18,484
239,781	China Life Insurance Co. Ltd.	336,361
447,505	China Manmade Fibers Corp.(b)	212,614

Shares		Value

TAIWAN (continued)
100,195	China Metal Products	$99,029
264,391	China Motor Corp.	308,076
524,260	China Petrochemical Development Corp.(b)	814,512
30,114	China Steel Chemical Corp.	171,271
37,000	China Steel Structure Co. Ltd.	35,800
194,616	China Synthetic Rubber Corp.	197,414
96,000	China Wire & Cable Co. Ltd.(b)	35,789
18,000	Chinese Maritime Transport Ltd.	30,525
143,883	Chin-Poon Industrial Co.	112,769
32,080	Chong Hong Construction Co.	101,462
25,876	Chroma ATE, Inc.	65,060
57,000	Chun Yu Works & Co. Ltd.(b)	19,965
129,100	Chun Yuan Steel	67,605
120,000	Chung Hsin Electric & Machinery Manufacturing Corp.(b)	74,283
300,340	Chung Hung Steel Corp.	142,173
208,000	Chung HWA Pulp Corp.(b)	107,479
1,679,472	Chunghwa Picture Tubes Ltd.(b)	200,357
13,000	Chuwa Wool Industry Co. Ltd.	14,336
39,916	Clevo Co.	77,796
1,098,000	CMC Magnetics Corp.(b)	220,472
123,000	Collins Co. Ltd.(b)	68,676
87,150	Compal Communications, Inc.	105,781
392,000	Compeq Manufacturing Co.(b)	201,876
163,689	Continental Holdings Corp.	71,810
30,000	Coxon Precise Industrial Co. Ltd.	52,123
100,838	CTCI Corp.	136,034
11,085	Cyberlink Corp.	35,943
47,460	CyberTAN Technology, Inc.	55,631
38,000	DA CIN Construction Co. Ltd.	22,930
79,750	Darfon Electronics Corp.	78,546
63,320	Delpha Construction Co. Ltd.	31,621
25,000	Depo Auto Parts Industrial Co. Ltd.	54,360
17,000	DFI, Inc.	14,945
221,712	D-Link Corp.	194,912
68,000	Dynamic Electronics Co. Ltd.	35,019
1,305,849	E.Sun Financial Holding Co. Ltd.	903,459
224,739	Eastern Media International(b)	39,515
71,070	Eclat Textile Co. Ltd.	123,726
23,000	Edom Technology Co. Ltd.	8,774
60,320	Elan Microelectronics Corp.	70,496
14,000	E-Life Mall Corp.	27,529
27,294	Elite Material Co. Ltd.	25,557
24,570	Elite Semiconductor Memory Technology, Inc.	29,226
255,789	Elitegroup Computer Systems Co. Ltd.	82,497
217,000	Entie Commercial Bank	109,495
134,000	Epistar Corp.	314,141
210,492	Eternal Chemical Co. Ltd.	222,278

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
309,281	Eva Airways Corp.(b)	$275,651
63,000	Everest Textile Co. Ltd.(b)	14,420
148,000	Evergreen International Storage & Transport Corp.	127,544
432,000	Evergreen Marine Corp. Taiwan Ltd.(b)	295,885
119,900	Everlight Chemical Industrial Corp.	101,457
43,643	Everlight Electronics Co. Ltd.	93,838
85,000	Everspring Industry Co.(b)	25,528
20,000	Excel Cell Electronic Co. Ltd.	10,751
16,976	Excelsior Medical Co. Ltd.	50,218
353,040	Far Eastern Department Stores Co. Ltd.	768,876
497,284	Far Eastern International Bank	246,611
16,000	Faraday Technology Corp.	20,697
83,000	Farglory Land Development Co. Ltd.	203,790
119,880	Federal Corp.	83,979
56,320	Feng Hsin Iron & Steel Co.	104,103
45,154	Feng TAY Enterprise Co. Ltd.	41,967
91,000	First Copper Technology Co. Ltd.	39,763
45,780	First Hotel	42,151
74,000	First Insurance Co. Ltd.	45,167
33,079	First Steamship Co. Ltd.	85,349
8,000	FLEXium Interconnect, Inc.	25,524
6,300	Flytech Technology Co. Ltd.	17,806
168,761	Forhouse Corp.(b)	111,198
18,000	Formosa Advanced Technologies Co. Ltd.	20,631
101,000	Formosa Epitaxy, Inc.	89,142
8,886	Formosa International Hotels Corp.	149,150
45,000	Formosa Oilseed Processing(b)	23,955
337,000	Formosa Taffeta Co. Ltd.	380,996
124,000	Formosan Rubber Group, Inc.	122,342
130,441	Formosan Union Chemical(b)	107,436
70,850	Founding Construction & Development Co. Ltd.	55,038
70,000	Froch Enterprise Co. Ltd.(b)	37,020
76,022	FSP Technology, Inc.	75,138
35,000	Fubon No 1 REIT	15,779
89,000	Fubon No 2 REIT	35,618
30,800	Fullerton Technology Co. Ltd.	34,180
63,000	Fwusow Industry Co. Ltd.(b)	35,722
62,000	G Shank Enterprise Co. Ltd.	41,927
34,700	Gamma Optical Co. Ltd.	14,200
41,000	Gem Terminal Industrial Co. Ltd.	27,086
75,887	Gemtek Technology Corp.	85,794
18,658	Genesis Photonics, Inc.(b)	46,457
4,000	Genius Electronic Optical Co. Ltd.	44,251
5,498	Geovision, Inc.	20,878
171,000	Getac Technology Corp.	76,499
34,143	Giant Manufacturing Co. Ltd.	136,759

Shares		Value

TAIWAN (continued)
71,000	Giantplus Technology Co. Ltd.(b)	$35,210
239,781	Gigabyte Technology Co. Ltd.	267,758
12,068	Gigastorage Corp.	15,485
88,297	Gintech Energy Corp.	192,911
57,000	Global Brands Manufacture Ltd.	33,407
9,000	Global Mixed Mode Technology, Inc.	29,838
12,000	Global Unichip Corp.	47,858
51,000	Globe Union Industrial Corp.	42,625
163,770	Gold Circuit Electronics Ltd.(b)	70,141
501,853	Goldsun Development & Construction Co. Ltd.	277,594
308,000	Grand Pacific Petrochemical	215,762
59,000	Great China Metal Industry	86,140
66,000	Great Taipei Gas Co. Ltd.	40,741
108,000	Great Wall Enterprise Co. Ltd.	142,886
149,140	Greatek Electonics, Inc.	129,561
39,943	Green Energy Technology,Inc.(b)	111,647
64,000	GTM Corp.	47,941
71,498	Hannstar Board Corp.	41,036
1,897,000	HannStar Display Corp.(b)	238,149
32,000	Harvatek Corp.(b)	26,245
146,000	Hey Song Corp.	177,212
88,485	Highwealth Construction Corp.	201,915
31,620	Hitron Technology, Inc.	20,944
148,523	Ho Tung Chemical Corp.(b)	107,135
77,000	Hocheng Group Corp.(b)	29,106
45,320	Hold-Key Electric Wire & Cable Co. Ltd.	23,889
28,800	Holiday Entertainment Co. Ltd.	46,842
14,000	Holtek Semiconductor, Inc.	18,886
96,135	Holy Stone Enterprise Co. Ltd.	112,186
17,000	Hong Ho Precision Textile Co.(b)	13,029
77,000	Hong Tai Electric Industrials(b)	35,382
45,760	Hong YI Fiber Industry Co.	21,265
56,000	Hotai Motor Co. Ltd.	273,829
68,678	Hsin Kuang Steel Co. Ltd.	66,688
11,326	Hsing TA Cement Co.	4,478
201,000	HUA ENG Wire & Cable Co.,Ltd.	73,191
35,216	Huaku Development Co. Ltd.	104,784
19,000	Huang Hsiang Construction Co.	54,821
26,000	Hung Ching Development Co.	18,890
37,743	Hung Poo Real Estate Development Corp.(b)	55,629
220,000	Hung Sheng Construction Co. Ltd.	136,568
78,000	Hwa Fong Rubber Co. Ltd.(b)	25,941
118,341	Ichia Technologies, Inc.	59,508
51,000	I-Chiun Precision Industry Co. Ltd.	31,747
11,000	ICP Electronics, Inc.	16,079
23,000	Infortrend Technology, Inc.	26,322
691,604	Inotera Memories, Inc.(b)	187,798

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
79,000	Inventec Appliances Corp.	$63,013
830,140	Inventec Co. Ltd.	407,362
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	30,379
52,000	ITE Technology, Inc.	70,240
29,000	ITEQ Corp.(b)	38,971
16,500	Jess-Link Products Co. Ltd.	29,183
13,000	K Laser Technology, Inc.	5,568
44,000	Kang Na Hsiung Enterprise Co. Ltd.	27,008
35,000	Kaulin Manufacturing Co. Ltd.	39,448
134,824	KEE TAI Properties Co. Ltd.	101,461
102,777	Kenda Rubber Industrial Co. Ltd.	156,649
5,250	Kian Shen Corp.	10,651
149,000	Kindom Construction Co.(b)	144,683
7,000	King Slide Works Co. Ltd.	29,738
509,184	King Yuan Electronics Co. Ltd.	221,611
212,185	King’s Town Bank(b)	139,811
43,680	King’s Town Construction Co. Ltd.	46,959
13,000	Kinik Co.	22,204
22,000	Kinko Optical Co. Ltd.	34,714
468,343	Kinpo Electronics, Inc.	139,031
102,000	Kinsus Interconnect Technology Corp.	420,939
15,119	KS Terminals, Inc.	12,086
16,000	Kung Long Batteries Industrial Co. Ltd.	31,794
128,000	Kuoyang Construction Co. Ltd.(b)	95,216
177,800	Kwong Fong Industries(b)	78,925
73,000	KYE Systems Corp.	38,101
62,000	L&K Engineering Co. Ltd.	73,642
125,280	LAN FA Textile	65,387
59,484	LCY Chemical Corp.	147,495
46,828	Leader Electronics, Inc.(b)	21,030
4,199	LeadTrend Technology Corp.	10,892
241,757	Lealea Enterprise Co. Ltd.(b)	139,174
21,000	Ledtech Electronics Corp.	17,369
56,000	LEE CHI Enterprises Co. Ltd.	25,635
34,000	Lelon Electronics Corp.(b)	26,294
33,000	Leofoo Development Co. Ltd.(b)	21,858
28,284	Les Enphants Co. Ltd.	39,382
86,000	Li Peng Enterprise Co. Ltd.(b)	45,631
25,000	Lian HWA Food Corp.	40,315
175,111	Lien Hwa Industrial Corp.	143,317
70,000	Lingsen Precision Industries Ltd.	47,702
159,294	LITE-ON IT Corp.	192,243
93,000	Lite-On Semiconductor Corp.(b)	56,280
765,169	Lite-On Technology Corp.	1,000,394
135,000	Long Bon International Co. Ltd.	58,522
141,547	Long Chen Paper Co. Ltd.	52,524
5,451	Lotes Co. Ltd.(b)	16,957

Shares		Value

TAIWAN (continued)
69,000	Lucky Cement Corp.	$17,181
11,550	Lumax International Corp. Ltd.	31,643
986,385	Macronix International	492,585
24,000	Makalot Industrial Co. Ltd.	59,344
35,000	Marketech International Corp.	30,102
411,000	Masterlink Securities Corp.	176,740
14,000	Maxtek Technology Co. Ltd.	12,453
59,400	Mayer Steel Pipe Corp.	42,229
9,000	Maywufa Co. Ltd.	4,931
82,000	Meiloon Industrial Co. Ltd.	39,528
122,850	Mercuries & Associates Ltd.	167,007
69,000	Mercuries Data Systems Ltd.(b)	31,706
8,000	Merida Industry Co. Ltd.	19,864
50,849	Merry Electronics Co. Ltd.	66,128
117,000	Microelectronics Technology, Inc.(b)	49,907
398,404	Micro-Star International Co. Ltd.	199,648
5,000	MIN AIK Technology Co. Ltd.	13,716
500,000	Mitac International Corp.	197,673
212,000	Mosel Vitelic Inc.(b)	48,744
56,370	Nan Kang Rubber Tire Co. Ltd.	115,338
32,383	Nan Ya Printed Circuit Board Corp.	108,822
50,760	Nantex Industry Co. Ltd.(b)	59,147
324,872	Nanya Technology Corp.(b)	75,259
24,000	National Petroleum Co. Ltd.	29,797
17,000	Neo Solar Power Corp.	22,521
95,000	New Asia Construction & Development Corp.(b)	46,783
23,500	Nichidenbo Corp.	23,186
117,637	Nien Hsing Textile Co. Ltd.	95,870
61,000	Novatek Microelectronics Corp.	170,717
129,360	Opto Technology Corp.	65,049
118,000	Orient Semiconductor Electronics Ltd.(b)	29,382
121,000	Oriental Union Chemical Corp.	217,784
96,453	Pan Jit International, Inc.(b)	95,331
53,087	Pan-International Industrial	70,143
15,299	Paragon Technologies Co. Ltd.	18,357
564,000	Pegatron Corp.(b)	648,388
98,746	Phihong Technology Co. Ltd.	171,908
15,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	22,472
22,000	Plotech Co. Ltd.	13,313
765,786	Polaris Securities Co. Ltd.(b)	573,632
11,000	Polytronics Technology Corp.	22,888
655,715	POU Chen Corp.	585,551
36,000	Power Quotient International Co. Ltd.	17,666
21,000	Powercom Co. Ltd.(b)	28,075
68,200	Powertech Technology, Inc.	196,070
264,360	President Securities Corp.	191,608
229,867	Prince Housing & Development Corp.	235,164
121,000	Prodisc Technology, Inc.(b)(c)(d)	713

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
26,000	Promate Electronic Co. Ltd.	$17,222
587,520	Qisda Corp.	194,580
64,000	Quintain Steel Co. Ltd.(b)	22,861
143,283	Radiant Opto-Electronics Corp.	561,496
179,429	Radium Life Tech Co. Ltd.	248,900
8,416	Ralec Electronic Corp.	12,959
112,893	Realtek Semiconductor Corp.	205,933
69,000	Rechi Precision Co. Ltd.(b)	55,036
37,000	Rexon Industrial Corp. Ltd.(b)	7,263
20,370	Richtek Technology Corp.	129,275
992,398	Ritek Corp.(b)	244,008
82,000	Ruentex Development Co. Ltd.	122,849
99,000	Ruentex Industries Ltd.	244,105
210,335	Sampo Corp.	74,767
12,705	San Fang Chemical Industry Co. Ltd.	14,055
253,000	Sanyang Industrial Co. Ltd.	184,691
21,000	Sanyo Electric Taiwan Co. Ltd.	25,854
15,000	SDI Corp.	15,918
6,000	Senao International Co. Ltd.	35,685
20,000	Sesoda Corp.(b)	25,351
33,000	Sheng Yu Steel Co. Ltd.	22,488
15,631	ShenMao Technology, Inc.	29,272
51,000	Shih Wei Navigation Co. Ltd.	68,977
136,000	Shihlin Electric & Engineering Corp.	169,791
32,000	Shihlin Paper Corp.(b)	72,466
66,000	Shin Kong No.1 REIT	25,772
41,000	Shin Zu Shing Co. Ltd.	110,905
23,100	Shining Building Business Co. Ltd.(b)	42,458
65,000	Shinkong Insurance Co. Ltd.	44,182
562,149	Shinkong Synthetic Fibers Corp.	249,536
79,000	Shinkong Textile Co. Ltd.	125,477
44,000	Shuttle, Inc.(b)	20,447
95,000	Sigurd Microelectronics Corp.	82,199
265,000	Silicon Integrated Systems Corp.	133,256
12,120	Silitech Technology Corp.	27,194
61,000	Sinbon Electronics Co. Ltd.	44,424
126,170	Sincere Navigation(b)	142,423
128,000	Sinon Corp.	59,482
2,086,000	SinoPac Financial Holdings Co. Ltd.(b)	904,267
103,115	Sintek Photronic Corp.(b)	66,692
43,816	Sinyi Realty Co.	83,725
17,339	Sitronix Technology Corp.	22,639
44,000	Siward Crystal Technology Co. Ltd.(b)	20,752
50,000	Solomon Technology Corp.(b)	21,328
26,000	Solytech Enterprise Corp.(b)	12,172
24,000	Sonix Technology Co. Ltd.	39,659
93,000	Southeast Cement Co. Ltd.	40,315
40,000	Spirox Corp.	24,484
62,000	Springsoft, Inc.	71,384

Shares		Value

TAIWAN (continued)
8,000	Standard Chemical & Pharmaceutical Corp.	$8,295
49,450	Standard Foods Corp.	229,797
22,058	Star Comgistic Capital Co. Ltd.	24,326
16,000	Stark Technology, Inc.	16,285
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	19,149
203,399	Sunplus Technology Co. Ltd.(b)	104,043
48,500	Sunrex Technology Corp.(b)	43,815
11,000	Super Dragon Technology Co. Ltd.	15,030
48,000	Supreme Electronics Co. Ltd.(b)	33,292
34,980	Sweeten Construction Co. Ltd.	21,714
40,000	Synnex Technology International Corp.	102,651
57,000	T JOIN Transportation Co.(b)	67,604
155,111	TA Chen Stainless Pipe Co. Ltd.	101,128
631,200	TA Chong Bank Co. Ltd.(b)	241,881
234,000	Ta Ya Electric Wire & Cable	77,823
34,000	Tah Hsin Industrial Co. Ltd.	36,316
53,743	TA-I Technology Co. Ltd.	48,458
442,786	Taichung Commercial Bank(b)	174,286
30,000	Tainan Enterprises Co. Ltd.	41,615
403,920	Tainan Spinning Co. Ltd.	271,750
1,638,211	Taishin Financial Holding Co. Ltd.	874,909
67,600	Taisun Enterprise Co. Ltd.	51,575
99,000	Taita Chemical Co. Ltd.(b)	65,747
1,062,080	Taiwan Business Bank(b)	406,998
137,088	Taiwan Cogeneration Corp.	89,140
12,000	Taiwan Fertilizer Co. Ltd.	42,864
60,320	Taiwan Fire & Marine Insurance Co.	51,042
42,000	Taiwan FU Hsing Industrial Co. Ltd.	28,694
286,263	Taiwan Glass Industrial Corp.	443,261
43,468	Taiwan Hon Chuan Enterprise Co. Ltd.	130,697
128,306	Taiwan Land Development Corp.(b)	74,753
86,627	Taiwan Life Insurance Co. Ltd.	90,726
118,150	Taiwan Mask Corp.	45,481
82,544	Taiwan Navigation Co. Ltd.	91,603
54,600	Taiwan Paiho Ltd.	58,698
102,000	Taiwan Pulp & Paper Corp.(b)	50,230
45,000	Taiwan Sakura Corp.	33,240
38,117	Taiwan Secom Co. Ltd.	70,588
62,000	Taiwan Sogo Shin Kong Security Co. Ltd.	56,333
171,000	Taiwan Styrene Monomer	76,796
209,469	Taiwan TEA Corp.	148,554
84,000	Taiyen Biotech Co. Ltd.	83,897
941,634	Tatung Co. Ltd.(b)	483,300
50,652	Teapo Electronic Corp.(b)	11,031
734,000	Teco Electric and Machinery Co. Ltd.	524,368
62,000	Tecom Co. Ltd.(b)	7,353

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
10,112	Test Research, Inc.	$15,324
35,000	Test-Rite International Co.(b)	32,165
17,000	Thinking Electronic Industrial Co. Ltd.	23,081
40,049	Thye Ming Industrial Co, Ltd.	55,208
233,100	Ton Yi Industrial Corp.	153,592
8,846	Tong Hsing Electronic Industries Ltd.	36,199
80,860	Tong Yang Industry Co. Ltd.(b)	107,260
48,600	Tong-Tai Machine & Tool Co. Ltd.	70,451
48,960	Topco Scientific Co. Ltd.	81,330
29,000	Topoint Technology Co. Ltd.	27,556
43,137	Transcend Information, Inc.	116,686
46,957	Tripod Technology Corp.(b)	186,457
18,988	Tsann Kuen Enterprise Co. Ltd.	44,778
92,548	TSRC Corp.	250,665
22,000	TTET Union Corp.	39,978
208,315	Tung Ho Steel Enterprise Corp.(b)	236,956
86,000	Tung Ho Textile Co. Ltd.(b)	39,666
45,898	TXC Corp.	75,209
59,400	TYC Brother Industrial Co. Ltd.	29,045
129,303	Tycoons Group Enterprise(b)	35,963
87,000	Tyntek Corp.	44,502
28,000	TZE Shin International Co. Ltd.	12,623
72,000	U-Ming Marine Transport Corp.	126,344
357,288	Unimicron Technology Corp.	635,636
319,071	Union Bank of Taiwan(b)	115,631
20,000	Unitech Computer Co. Ltd.	10,057
179,037	Unitech Printed Circuit Board Corp.(b)	104,310
26,000	United Integrated Services Co. Ltd.	28,628
18,913	Unity Opto Technology Co. Ltd.	23,153
133,000	Universal Cement Corp.	82,100
49,000	Universal Microelectronics Co. Ltd.	23,365
140,416	Unizyx Holding Corp.(b)	105,182
287,676	UPC Technology Corp.	227,463
183,960	USI Corp.	251,996
35,000	U-Tech Media Corp.(b)	8,545
56,800	Ve Wong Corp.	48,063
43,349	Via Technologies, Inc.(b)	51,789
10,930	Visual Photonics Epitaxy Co. Ltd.	20,506
68,000	Wah Lee Industrial Corp.	121,448
1,249,000	Walsin Lihwa Corp.(b)	593,411
217,526	Walsin Technology Corp.	100,708
74,652	Walton Advanced Engineering, Inc.	33,138
306,000	Wan Hai Lines Ltd.(b)	214,891
820,659	Waterland Financial Holdings	371,403
69,000	WEI Chih Steel Industrial Co. Ltd.(b)	18,928
53,000	Wei Chuan Food Corp.(b)	70,396

Shares		Value

TAIWAN (continued)
65,100	Weikeng Industrial Co. Ltd.	$57,344
15,606	Well Shin Technology Co. Ltd.	23,218
37,000	Wellypower Optronics Corp.	30,539
86,000	Weltrend Semiconductor, Inc.	52,789
1,189,977	Winbond Electronics Corp.(b)	317,762
347,000	Wintek Corp.(b)	471,122
258,000	Wistron Corp.(b)	433,944
31,495	Wistron NeWeb Corp.	111,407
164,097	WPG Holdings Co. Ltd.	274,296
97,916	WT Microelectronics Co. Ltd.	175,217
129,000	WUS Printed Circuit Co. Ltd.(b)	85,447
801,000	Yageo Corp.	325,006
396,000	Yang Ming Marine Transport Corp.(b)	252,689
27,608	Yem Chio Co. Ltd.	28,627
122,077	Yeun Chyang Industrial Co. Ltd.	89,328
115,080	Yi Jinn Industrial Co. Ltd.(b)	39,909
363,073	Yieh Phui Enterprise Co. Ltd.	144,799
9,449	Young Fast Optoelectronics Co. Ltd.	43,909
6,000	Young Optics, Inc.	26,114
425,246	Yuen Foong Yu Paper Manufacturing Co. Ltd.	211,624
352,000	Yulon Motor Co. Ltd.	920,421
16,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.(b)	26,245
10,000	YungShin Global Holding Corp.	17,895
130,000	Yungtay Engineering Co. Ltd.	247,507
48,000	Zenitron Corp.	32,876
89,435	Zig Sheng Industrial Co. Ltd.	56,448
26,169	Zinwell Corp.	37,299
41,000	Zippy Technology Corp.	32,703

		51,890,183

THAILAND — 0.2%
108,700	Amata Corp. Public Co. Ltd. - FOR(d)	56,856
379,400	Asia Plus Securities Public Co. Ltd. - FOR(d)	37,908
413,880	Asian Property Development Public Co. Ltd. - FOR(d)	83,956
178,200	Bangchak Petroleum Public Co. Ltd. - FOR(d)	135,032
75,000	Bangkok Dusit Medical Services Public Co. Ltd. - FOR(d)	145,222
120,600	Bangkok Expressway Public Co. Ltd. - FOR(d)	74,806
17,400	Bangkok Insurance Public Co. Ltd. - FOR(d)	151,685
2,392,900	Bangkokland Public Co. Ltd. - FOR(b)(d)	57,767
91,200	BEC World Public Co. Ltd. - FOR(d)	125,371
19,000	Big C Supercenter Public Co. Ltd. - FOR(d)	76,446

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

THAILAND (continued)
1,158,900	CalComp Electronics Public Co. Ltd. - FOR(d)	$132,113
64,000	Central Pattana Public Co. Ltd. - FOR(d)	78,860
224,000	Central Plaza Hotel Public Co. Ltd. - FOR(d)	77,358
190,700	CH Karnchang Public Co. Ltd. - FOR(d)	50,512
32,000	Charoong Thai Wire & Cable Public Co. Ltd. - FOR(d)	9,817
217,000	Delta Electronics Thai Public Co. Ltd. - FOR(d)	198,265
31,200	Dynasty Ceramic Public Co. Ltd. - FOR(d)	54,136
137,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	29,129
1,000	Electricity Generating Public Co. Ltd. - FOR	3,160
161,100	Esso Thailand Public Co. Ltd.(d)	65,898
6,024,000	G J Steel Public Co. Ltd. - FOR(b)(d)	50,495
2,149,700	G Steel Public Co. Ltd. - FOR(b)(d)	49,733
143,500	GFPT Public Co. Ltd. - FOR(d)	53,888
79,700	Glow Energy Public Co. Ltd. - FOR(d)	150,982
84,200	Hana Microelectronics Public Co. Ltd. - FOR(d)	70,296
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(d)	144,900
851,408	Home Product Center Public Co. Ltd. - FOR(d)	262,630
63,100	ICC International Public Co. Ltd. - FOR(d)	90,974
3,050,900	IRPC Public Co. Ltd. - FOR(d)	588,187
664,100	Italian-Thai Development Public Co. Ltd. - FOR(d)	101,981
930,500	Jasmine International Public Co. Ltd. - FOR(d)	99,836
421,400	KGI Securities Thailand Public Co. Ltd. - FOR(d)	34,475
120,000	Khon Kaen Sugar Industry Public Co. Ltd.(d)	62,766
112,300	Kiatnakin Bank Public Co. Ltd. - FOR(d)	129,903
452,800	Land & Houses Public Co. Ltd. - NVDR	103,237
102,400	LPN Development Public Co. Ltd. - FOR(d)	38,797
85,600	Major Cineplex Group Public Co. Ltd. - FOR(d)	47,069
28,700	MBK Public Co. Ltd. - FOR(d)	94,303
43,500	MCOT Public Co. Ltd. - FOR(d)	44,484
130,700	Minor International Public Co. Ltd. - FOR(d)	58,722

Shares		Value

THAILAND (continued)
32,900	Padaeng Industry Public Co. Ltd. - FOR(d)	$22,283
41,400	Phatra Capital Public Co. Ltd. - FOR(d)	45,460
60,900	Polyplex Public Co. Ltd. - FOR(d)	49,210
205,100	Precious Shipping Public Co. Ltd. - FOR(d)	120,344
105,200	Pruksa Real Estate Public Co. Ltd. - FOR(d)	72,661
308,300	PTT Aromatics & Refining Public Co. Ltd. - FOR(d)	439,321
1,000,000	Quality Houses Public Co. Ltd. - FOR(d)	63,370
59,600	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(d)	85,928
97,300	Regional Container Lines Public Co. Ltd. - FOR(b)(d)	26,262
153,900	Robinson Department Store Public Co. Ltd. - FOR(d)	189,634
115,300	Rojana Industrial Park Public Co. Ltd. - FOR(d)	38,466
75,400	Saha-Union Public Co. Ltd. - FOR(d)	85,955
2,558,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(d)	101,221
158,900	Samart Corp. Public Co. Ltd. - FOR(d)	52,212
348,600	Sansiri Public Co. Ltd. - FOR(d)	63,116
155,800	SC Asset Corp. Public Co. Ltd. - FOR(d)	79,924
10,600	Siam City Cement Public Co. Ltd. - FOR(d)	82,454
19,300	Siam Makro Public Co. Ltd. - FOR(d)	150,776
65,200	Siamgas & Petrochemicals Public Co. Ltd. - FOR(d)	40,661
98,200	Sino Thai Engineering & Construction Public Co. Ltd. - FOR(d)	37,864
51,600	Somboon Advance Technology Public Co. Ltd. - FOR(d)	46,712
75,400	Sri Trang Agro-Industry Public Co. Ltd. - FOR(d)	73,946
99,100	Supalai Public Co. Ltd. - FOR(d)	46,186
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)(d)	63,356
297,500	Thai Airways International Public Co. Ltd. - FOR(d)	281,790
30,000	Thai Carbon Black Public Co. Ltd. - FOR(d)	28,416
15,000	Thai Central Chemical Public Co. Ltd. - FOR(d)	10,612
143,800	Thai Plastic & Chemical Public Co. Ltd. - FOR(d)	143,438
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(d)	107,400

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

THAILAND (continued)
233,100	Thai Tap Water Supply Public Co. Ltd. - FOR(d)	$46,503
167,265	Thai Union Frozen Products Public Co. Ltd. - FOR(d)	319,668
7,200	Thai Vegetable Oil Public Co. Ltd. - FOR(d)	6,156
204,400	Thaicom Public Co. Ltd. - FOR(b)(d)	74,016
244,900	Thanachart Capital Public Co. Ltd. - FOR(d)	250,443
155,760	Thoresen Thai Agencies Public Co. Ltd. - FOR(d)	99,227
92,400	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	44,612
77,800	Tisco Financial Group Public Co. Ltd. - FOR(d)	104,342
4,947,400	TMB Bank Public Co. Ltd.(d)	338,397
172,900	Total Access Communication Public Co. Ltd. - FOR(d)	391,308
463,100	TPI Polene Public Co. Ltd. - FOR(d)	201,854
621,045	True Corp. Public Co. Ltd. - FOR(b)(d)	84,958
206,300	Vanachai Group Public Co. Ltd. - FOR(d)	33,063
256,900	Vinythai Public Co. Ltd. - FOR(d)	162,797

		8,728,277

TURKEY — 0.1%
22,194	Adana Cimento - Class A	58,855
84,071	Advansa Sasa Polyester Sanayi AS(b)	108,986
13,070	Akcansa Cimento AS	55,241
29,891	Akenerji Elektrik Uretim AS - Placement Shares(b)	63,522
647	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT(b)	8,296
36,249	Aksa Akrilik Kimya Sanayii	114,153
73,605	Aksigorta AS(b)	70,583
18,838	Alarko Holding AS	40,143
29,009	Albaraka Turk Katilim Bankasi AS	38,465
13,283	Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	171,409
20,606	Anadolu Cam Sanayii AS	44,277
31,143	Anadolu Hayat Emeklilik AS	67,287
125,722	Anadolu Sigorta	82,606
18,756	Arcelik AS	85,711
7,596	Aselsan Elektronik Sanayi Ve Ticaret AS	39,658
95,640	Asya Katilim Bankasi AS(b)	135,306
46,890	Aygaz AS	291,440
6,325	Baticim Bati Anadolu Cimento Sanayii AS	28,604
38,887	Bolu Cimento Sanayii AS	34,298
2,472	Borusan Mannesmann Boru Sanayi(b)	45,069

Shares		Value

TURKEY (continued)
514	Brisa Bridgestone Sabanci Sanayi Ve Ticaret AS	$45,639
572	BSH Ev Aletleri Sanayi Ve Ticaret AS(b)	34,028
16,881	Bursa Cimento Fabrikasi AS	48,364
0	Celebi Hava Servisi AS	6
12,995	Cimsa Cimento Sanayi Ve Ticaret AS	64,462
19,705	Coca-Cola Icecek AS	283,441
31,900	Deva Holding AS(b)	42,298
18,736	Dogan Gazetecilik AS(b)	25,176
493,980	Dogan Sirketler Grubu Holdings(b)	254,395
67,513	Dogan Yayin Holding(b)	37,566
42,672	Dogus Otomotiv Servis Ve Ticaret AS(b)	114,425
7,226	Eczacibasi Yatirim Holding Ortakligi AS	22,841
15,000	EGE Seramik Sanayi Ve Ticaret AS	18,824
90,228	EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	120,706
1	Eregli Demir Ve Celik Fabrikalari TAS	3
246	Fenerbahce Sportif Hizmetleri Sanayi Ve Ticaret AS	6,145
12,207	Ford Otomotiv Sanayi AS	96,104
171	Galatasaray Sportif Sinai Ve Ticari Yatirimlar AS	32,290
40,933	Gentas Genel Metal Sanayi Ve Ticaret AS	61,060
55,106	Global Yatirim Holding AS(b)	43,710
13,500	Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat AS(b)	6,393
2,500	Goodyear Lastikleri Turk AS	101,000
120,000	GSD Holding AS(b)	57,537
150	Gubre Fabrikalari TAS(b)	1,185
48,911	Hurriyet Gazetecilik AS(b)	32,716
33,879	Ihlas EV Aletleri(b)	20,857
177,204	Ihlas Holding AS(b)	113,286
31,587	IS Finansal Kiralama AS(b)	22,250
42,156	IS Yatirim Menkul Degerler AS	39,676
30,000	Isiklar Yatirim Holding AS(b)	23,441
2,590	Ittifak Holding AS	12,725
20,002	Izmir Demir Celik Sanayi AS(b)	46,413
56,619	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class A(b)	36,867
35,622	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class B(b)	25,725
179,379	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class D(b)	106,182
428	Kartonsan Karton Sanayi Ve Ticaret AS	48,562
842	Konya Cimento Sanayii AS	128,093

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

TURKEY (continued)
70,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi Ve Ticaret AS	$194,239
25,900	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	76,197
18,103	Mardin Cimento Sanayii Ve Ticaret AS	69,653
33,242	Marmaris Marti Otel Isletmel AS(b)	18,890
63,938	Menderes Tekstil Sanayi Ve Ticaret AS(b)	28,007
64,841	Net Holding AS(b)	55,654
73,142	Net Turizm Ticaret Ve Sanayi SA	45,461
2,633	Nortel Networks Netas Telekomunikasyon AS	224,437
1,219	Nuh Cimento Sanayi AS	7,937
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	124,955
20,000	Park Elektrik Madencilik Sanayi Ve Ticaret AS(b)	45,935
130,435	Petkim Petrokimya Holding AS(b)	194,570
11,338	Pinar Entegre Et Ve Un Sanayi AS	46,980
7,882	Pinar SUT Mamulleri Sanayii AS	70,685
32,559	Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	78,441
168,753	Sekerbank TAS	99,892
46,195	Selcuk Ecza Deposu Ticaret ve Sanayi AS	54,963
31,610	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	36,487
20,000	Soda Sanayii AS	35,280
18,260	TAT Konserve Sanayii AS(b)	38,911
21,043	TAV Havalimanlari Holding AS(b)	102,889
28,471	Tekfen Holding AS	99,097
30,001	Tekstil Bankasi AS(b)	14,562
25,412	Tofas Turk Otomobil Fabrikasi AS	105,298
115,395	Trakya Cam Sanayi AS	245,224
27,872	Turcas Petrol AS	56,425
118,024	Turk Hava Yollari AO(b)	220,069
1,563	Turk Traktor Ve Ziraat Makineleri AS	35,528
145,453	Turkiye Sinai Kalkinma Bankasi AS	204,918
230,582	Turkiye Sise Ve Cam Fabrikalari AS	503,653
57,265	Ulker Biskuvi Sanayi AS	185,081
24,185	Vestel Beyaz Esya Sanayi Ve Ticaret AS	37,365
16,028	Vestel Elektonik Sanayi Ve Ticaret AS(b)	23,814
11,846	Yapi Kredi Finansal Kiralama AO(b)	32,116
9,284	Yapi Kredi Sigorta AS	91,502

Shares		Value

TURKEY (continued)
42,319	Zorlu Enerji Elektrik Uretim AS(b)	$52,356

		7,315,771

UKRAINE — 0.0%
6,600	Kernel Holding SA(b)	173,871

UNITED ARAB EMIRATES — 0.0%
97,043	Dragon Oil Plc	869,697
10,099	Exillon Energy Plc(b)	70,452
45,081	Lamprell Plc	284,078

		1,224,227

UNITED KINGDOM — 6.5%
44,083	888 Holdings Plc(b)	25,507
289,046	Aberdeen Asset Management Plc	1,046,168
9,905	Acal Plc	49,121
36,626	Admiral Group Plc	931,251
19,217	AEA Technology Group Plc(b)	1,009
233,658	Aegis Group Plc	594,481
400,931	Afren Plc(b)	923,322
22,185	Aga Rangemaster Group Plc	39,374
61,306	Aggreko Plc	1,945,184
11,226	Alterian Plc(b)	16,630
90,474	AMEC Plc	1,565,273
259,348	Amlin Plc	1,716,017
51,177	Anglo Pacific Group Plc	268,813
3,309	Anglo-Eastern Plantations	38,129
67,279	Anite Plc	76,476
57,224	Arena Leisure Plc	33,110
22,075	ARM Holdings Plc	211,612
47,156	Ashmore Group Plc	312,170
293,312	Ashtead Group Plc	772,254
15,183	Atkins (WS) Plc	177,196
4,934	Atrium European Real Estate Ltd.	31,634
41,622	Autonomy Corp. Plc(b)	1,148,462
10,641	Aveva Group Plc	297,805
6,967	Avis Europe Plc(b)	35,669
3,401	Avon Rubber Plc	15,729
4,517	Axis-Shield Plc	34,996
154,613	Babcock International Group Plc	1,711,803
292,859	Balfour Beatty Plc	1,459,440
6,653	Barr (A.G.) Plc	139,127
431,388	Barratt Developments Plc(b)	697,477
178,672	BBA Aviation Plc	619,994
54,765	Bellway Plc	593,298
66,668	Berendsen Plc	591,478
67,497	Berkeley Group Holdings Plc(b)	1,366,071
17,391	Big Yellow Group Plc REIT	81,899
13,993	Bloomsbury Publishing Plc	26,414
629,204	Bodycote Plc	3,980,421
90,227	Booker Group Plc	109,226
20,611	Boot (Henry) Plc	46,011

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
72,135	Bovis Homes Group Plc	$488,304
4,533	Braemar Shipping Services Plc	33,669
5,164	Brammer Plc	25,684
89,517	Brewin Dolphin Holdings Plc	218,202
130,783	British Land Co. Plc REIT	1,255,836
3,235	British Polythene Industries	17,125
42,974	Britvic Plc	247,523
104,001	BTG Plc(b)	479,017
83,857	Bunzl Plc	1,061,943
970	Business Post Group Plc	4,619
866,380	Cable & Wireless Communications Plc	526,182
745,471	Cable & Wireless Worldwide Plc	512,341
189,160	Cairn Energy Plc(b)	1,148,212
11	Camellia Plc	1,774
61,273	Capita Group Plc (The)	722,137
62,986	Capital & Counties Properties Plc	194,266
91,052	Capital & Regional Plc(b)	56,420
68,824	Capital Shopping Centres Group Plc REIT	421,832
6,042	Carclo Plc	32,108
160,932	Carillion Plc	968,941
3,444	Carpetright Plc	33,353
26,599	Centaur Media Plc	22,594
3,699	Charles Stanley Group Plc	19,809
2,606	Charles Taylor Consulting Plc	6,181
37,105	Chemring Group Plc	334,677
44,567	Chesnara Plc	169,535
25,017	Chime Communications Plc	103,892
27,947	Cineworld Group Plc	85,783
4,407	Clarkson Plc	95,125
81,996	Close Brothers Group Plc	1,001,363
1,646,127	Cobham Plc	5,504,022
84,132	Collins Stewart Hawkpoint Plc	101,847
122,410	Colt Group SA(b)	244,732
25,602	Communisis Plc	13,238
60,264	Computacenter Plc	484,708
22,111	Concentric AB(b)	139,173
7,039	Consort Medical Plc	64,876
203,040	Cookson Group Plc	2,146,314
5,973	Corin Group Plc	5,441
8,886	Costain Group Plc	30,849
20,313	Cranswick Plc	214,727
393,138	Croda International Plc	12,299,678
89,908	CSR Plc	412,040
62,834	Daily Mail & General Trust Plc - Class A	423,796
58,422	Dairy Crest Group Plc	360,091
594,578	De La Rue Plc(d)	7,617,414
680,140	Debenhams Plc	745,204
8,476	Dechra Pharmaceuticals Plc	65,390
47,010	Development Securities Plc	167,446
51,874	Devro Plc	220,193
4,050	Dialight Plc	55,377

Shares		Value

UNITED KINGDOM (continued)
7,735	Dignity Plc	$101,572
548,866	Diploma Plc(d)	3,281,646
1,955,626	Dixons Retail Plc(b)	454,543
21,990	Domino Printing Sciences Plc	239,673
12,931	Domino’s Pizza UK & Ireland Plc	106,551
157,489	Drax Group Plc	1,383,024
142,021	DS Smith Plc	549,229
10,924	Dunelm Group Plc	84,276
28,111	E2V Technologies Plc	54,564
95,142	easyJet Plc(b)	573,145
43,305	Electrocomponents Plc	165,196
196,823	Elementis Plc	525,964
232,983	EnQuest Plc(b)	478,035
1,480,000	Ensco International Plc - ADR	78,810,000
303,352	Enterprise Inns Plc(b)	276,105
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,964	Euromoney Institutional Investor Plc	100,349
80,982	Evolution Group Plc	103,683
241,937	F&C Asset Management Plc	279,577
80,315	Fenner Plc	511,115
34,416	Ferrexpo Plc	261,275
89,614	Fiberweb Plc	87,522
6,084	Fidessa Group Plc	183,353
65,866	Filtrona Plc	369,106
11,172	Filtronic Plc	4,585
71,372	Findel Plc(b)	8,786
196,126	Firstgroup Plc	1,173,434
402,982	Fortune Oil Plc	72,762
12,146	French Connection Group Plc	13,408
5,979	Fuller Smith & Turner - Class A	68,945
36,937	Future Plc	7,806
550,963	G4S Plc	2,479,795
29,883	Galliford Try Plc	242,068
180,206	Game Group Plc	82,823
5,558	Games Workshop Group Plc	41,054
64,530	Gem Diamonds Ltd.(b)	246,799
24,632	Genus Plc	393,606
833,596	GKN Plc	3,074,571
6,706	Go-Ahead Group Plc	171,167
51,810	Great Portland Estates Plc REIT	353,950
379,664	Greene King Plc	3,048,679
18,808	Greggs Plc	157,449
58,506	Halfords Group Plc	309,903
950,167	Halma Plc(d)	6,316,562
108,023	Hammerson Plc REIT	825,927
37,669	Hampson Industries Plc	14,530
4,000	Hansard Global Plc	11,293
65,470	Hansteen Holdings Plc REIT	88,283
12,642	Hardy Oil & Gas Plc(b)	46,846
29,508	Hargreaves Lansdown Plc	276,083
134,077	Hays Plc	197,742
27,519	Headlam Group Plc	124,672
52,955	Helical Bar Plc	212,526
38,760	Helphire Plc(b)	1,845

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
192,769	Henderson Group Plc	$506,587
45,685	Heritage Oil Ltd.(b)	193,697
47,848	Hikma Pharmaceuticals Plc	536,427
33,078	Hill & Smith Holdings Plc	200,487
337	Hilton Food Group Ltd.	1,471
166,502	HMV Group Plc	20,197
5,026	Hogg Robinson Group Plc	5,424
30,234	Holidaybreak Plc	212,653
436,206	Home Retail Group Plc	970,906
87,625	Homeserve Plc	694,131
103,248	Howden Joinery Group Plc(b)	193,711
54,095	Hunting Plc	693,480
74,379	Huntsworth Plc	83,020
3,454	Hyder Consulting Plc	24,471
213,499	ICAP Plc	1,569,299
93,891	IG Group Holdings Plc	682,121
43,579	Imagination Technologies Group Plc(b)	284,127
76,689	IMI Plc	1,321,747
230,388	InchCape Plc	1,472,589
77,411	Inmarsat Plc	686,155
202,077	Innovation Group Plc(b)	68,413
41,344	Intercontinental Hotels Group Plc	819,795
386,978	International Consolidated Airlines Group(b)	1,507,335
593,630	Interserve Plc(d)	3,242,349
28,289	Intertek Group Plc	889,226
131,379	Invensys Plc	665,715
242,201	Investec Plc	1,911,067
64,636	IP Group Plc(b)	48,804
22,001	ITE Group Plc	81,002
1,090,131	ITV Plc(b)	1,251,677
8,667	James Fisher & Sons Plc	75,827
31,692	Jardine Lloyd Thompson Group Plc	334,753
29,184	Jazztel Plc(b)	181,577
7,765	JD Sports Fashion Plc	122,232
5,707	JJB Sports Plc(b)	2,201
48,576	JKX Oil & Gas Plc	190,486
2,419	John Menzies Plc	20,191
114,852	John Wood Group Plc	1,260,276
54,773	Johnson Matthey Plc	1,834,098
81,564	Johnston Press Plc(b)	7,096
107,933	Kcom Group Plc	143,061
29,023	Keller Group Plc	214,188
95,001	Kesa Electricals Plc	203,656
10,701	Kewill Plc	17,192
5,677	Kier Group Plc	123,842
21,962	Kofax Plc(b)	130,499
136,203	Ladbrokes Plc	329,765
1,552,332	Laird Plc(d)	4,782,717
46,421	Land Securities Group Plc REIT	651,488
6,033	Lavendon Group Plc	11,859
313,222	Legal & General Group Plc	576,861

Shares		Value

UNITED KINGDOM (continued)
4,601	Liontrust Asset Management Plc(b)	$5,485
1,062,163	Logica Plc	2,032,898
8,370	London & Stamford Property Plc REIT	17,421
61,094	London Stock Exchange Group Plc	999,815
45,510	Lonmin Plc	948,716
79,659	Lookers Plc	64,724
19,055	Low & Bonar Plc	22,989
1,283	LSL Property Services Plc	5,876
3,333	M.J. Gleeson Group Plc(b)	5,635
687,737	Man Group Plc	2,515,147
82,272	Marshalls Plc	147,199
288,072	Marston’s Plc	487,039
75,399	McBride Plc	162,439
8,244	McKay Securities Plc REIT	17,998
29,062	Mears Group Plc	133,809
49,800	Mecom Group Plc(b)	197,820
305,640	Meggitt Plc	1,948,065
237,490	Melrose Plc	1,392,460
26,273	Melrose Resources Plc	88,408
73,933	Michael Page International Plc	608,604
21,967	Micro Focus International Plc	104,567
88,278	Millennium & Copthorne Hotels Plc	749,150
77,863	Misys Plc(b)	506,118
132,951	Mitchells & Butlers Plc(b)	599,045
118,008	Mitie Group Plc	464,307
231,628	Mondi Plc	2,277,423
125,036	Moneysupermarket.com Group Plc	234,383
42,805	Morgan Crucible Co. Plc	231,162
18,951	Morgan Sindall Plc	205,306
35,474	Mothercare Plc	237,048
15,625	MWB Group Holdings Plc(b)	10,740
65,080	N Brown Group Plc	304,452
163,765	National Express Group Plc	705,360
1,176	New World Resources Plc - Class A	15,423
26,838	Next Plc	1,046,260
55,574	Northgate Plc(b)	280,324
75,689	Northumbrian Water Group Plc	561,064
21,393	Novae Group Plc	121,938
2,372	Optos Plc(b)	6,658
6,078	Oxford Instruments Plc	98,320
110,637	Pace Plc	208,845
3,356	PayPoint Plc	30,050
321,901	Pendragon Plc(b)	92,467
71,869	Pennon Group Plc	854,684
164,317	Persimmon Plc	1,245,553
28,890	Petrofac Ltd.	664,372
71,950	Petropavlovsk Plc	944,224
3,289	Phoenix Group Holdings	30,665
67,272	Photo-Me International Plc	69,567
73,007	Premier Farnell Plc	232,483

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
1,128,253	Premier Foods Plc(b)	$336,316
95,560	Premier Oil Plc(b)	636,837
26,292	Provident Financial Plc	481,630
43,340	Psion Plc	55,134
338,071	Punch Taverns Plc(b)	352,654
112,385	PV Crystalox Solar Plc	35,972
61,900	PZ Cussons Plc	383,560
157,569	QinetiQ Group Plc(b)	292,264
191,236	Quintain Estates & Development Plc(b)	185,203
7,265	Randgold Resources Ltd.	662,438
9,423	Rathbone Brothers Plc	177,565
3,560	REA Holdings Plc	41,065
119,552	Redrow Plc(b)	251,969
5,547	Renishaw Plc	153,239
47,797	Renold Plc(b)	31,088
43,173	Renovo Group Plc(b)	10,984
305,532	Rentokil Initial Plc(b)	460,389
739,122	Resolution Ltd.	3,350,932
35,605	Restaurant Group Plc	170,889
2,070,073	Rexam Plc	12,623,224
7,371	Ricardo Plc	46,823
10,217	Rightmove Plc	204,937
5,585	RM Plc	10,932
17,399	Robert Walters Plc	93,104
17,376	Robert Wiseman Dairies Plc	92,054
13,824	ROK Plc(b)(c)(d)	0
400,059	Rotork Plc(d)	10,414,850
49,887	RPC Group Plc	292,172
122,786	RPS Group Plc	471,618
1,751,213	RSA Insurance Group Plc	3,779,989
9,543	Safestore Holdings Plc	18,954
701,831	Sage Group Plc (The)	3,161,131
78,695	Salamander Energy Plc(b)	361,815
44,607	Savills Plc	247,776
54,624	Schroders Plc	1,459,700
26,053	Schroders Plc - Non Voting	574,327
25,119	SDL Plc	279,549
104,157	Segro Plc REIT	516,323
140,739	Senior Plc	430,150
453,149	Serco Group Plc	4,016,619
45,373	Severfield-Rowen Plc	147,465
30,214	Severn Trent Plc	709,698
54,091	Shaftesbury Plc REIT	454,147
206,280	Shanks Group Plc	430,018
297,590	SIG Plc(b)	626,228
67,895	Smith & Nephew Plc	714,367
64,881	Smiths Group Plc	1,208,758
23,780	Smiths News Plc	32,691
83,276	Soco International Plc(b)	497,562
10,749	Southern Cross Healthcare Ltd.(b)(c)(d)	1,103
333,813	Spectris Plc	8,602,580
178,555	Speedy Hire Plc	87,926
103,817	Spirax-Sarco Engineering Plc	3,198,590
232,793	Spirent Communications Plc	498,280

Shares		Value

UNITED KINGDOM (continued)
94,269	Sports Direct International Plc(b)	$411,446
7,688	St. Ives Group Plc	11,657
74,596	St. James’s Place Plc	453,047
79,129	St. Modwen Properties Plc	224,832
1,029,382	Standard Life Plc	3,347,240
16,831	Sthree Plc	99,541
622	Stolt-Nielsen Ltd.	15,884
22,663	Synergy Health Plc	353,400
16,808	T Clarke Plc	22,623
193,310	Talktalk Telecom Group Plc	452,163
173,743	Tate & Lyle Plc	1,738,228
848,354	Taylor Wimpey Plc(b)	492,118
5,162	Ted Baker Plc	68,039
43,841	Telecity Group Plc(b)	397,953
11,245	Telecom Plus Plc	127,360
97,725	Tethys Petroleum Ltd.(b)	94,099
383,885	Thomas Cook Group Plc	413,362
38,780	Timeweave Plc	16,471
14,332	Topps Tiles Plc	11,998
11,051	Town Centre Securities Plc REIT	33,105
105,070	Travis Perkins Plc	1,523,741
136,202	Trinity Mirror Plc(b)	98,370
735,451	TT electronics Plc(d)	2,329,898
334,005	TUI Travel Plc	1,069,088
89,284	Tullett Prebon Plc	519,096
86,998	UK Coal Plc - Sub-Shares(b)	58,906
274,940	Ultra Electronics Holdings(d)	7,098,923
13,118	Umeco Plc	78,701
22,407	Unite Group Plc(b)	77,789
117,403	United Utilities Group Plc	1,134,100
9,569	UTV Media Plc	19,889
166,727	Vectura Group Plc(b)	279,831
218,639	Victrex Plc(d)	5,236,110
10,519	Vitec Group Plc (The)	107,051
9,361	Volex Group Plc	48,862
78,552	Weir Group Plc (The)	2,736,078
43,403	Wetherspoon (J.D.) Plc	308,342
33,542	WH Smith Plc	279,416
71,824	Whitbread Plc	1,834,446
377,315	William Hill Plc	1,430,059
15,003	Wilmington Group Plc	27,335
14,457	Wincanton Plc	25,273
54,494	Wolfson Microelectronics Plc(b)	143,789
52,548	Wolseley Plc	1,565,520
127,523	Workspace Group Plc REIT	56,517
25,234	WSP Group Plc	122,397
11,640	Xaar Plc	52,184
115,002	Xchanging Plc(b)	186,882
2,087	XP Power Ltd.	52,345
1,211,794	Yell Group Plc(b)	135,457
41,349	Yule Catto & Co. Plc	144,567

		333,310,025

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED STATES — 47.0%
400,000	ABM Industries, Inc.(d)	$9,000,000
150,000	Adobe Systems, Inc.(b)	4,158,000
1,468,107	Advance Auto Parts, Inc.	80,701,842
1,017	Allegheny Technologies, Inc.	59,179
65,000	Allergan, Inc.	5,285,150
100,000	Altera Corp.	4,088,000
75,000	American Public Education, Inc.(b)	3,417,750
75,000	Ametek, Inc.	3,187,500
300	Amrep Corp.(b)	2,645
66,500	Amtrust Financial Services, Inc.	1,544,130
85,000	Ansys, Inc.(b)	4,301,000
85,000	Apollo Group, Inc. - Class A(b)	4,320,550
300,000	Aptargroup, Inc.(d)	15,315,000
21,539	Argonaut Gold, Inc.(b)	131,427
150,000	Arthur J. Gallagher & Co.	4,218,000
5,040	Assisted Living Concepts, Inc.	78,977
50,000	athenahealth, Inc.(b)	2,939,500
22,961	Atlantic Power Corp.(b)	357,110
255,000	Avon Products, Inc.	6,688,650
60,000	Bard (C.R.), Inc.	5,920,800
88	Berkshire Hills Bancorp, Inc.	1,929
115,000	Bio-Rad Laboratories, Inc. - Class A(b)	12,535,000
200,000	Bio-Reference Labs, Inc.(b)	3,988,000
215,000	Blackboard, Inc.(b)	9,365,400
12,100	BNK Petroleum, Inc.(b)	54,583
275,000	Bottomline Technologies, Inc.(b)(d)	6,404,750
325,000	Brady Corp. - Class A(d)	9,620,000
275,000	Brigham Exploration Co.(b)	8,745,000
250,000	Brown & Brown, Inc.	5,452,500
35,000	Brown-Forman Corp. - Class B	2,574,600
50,000	Bryn Mawr Bank Corp.(d)	1,006,000
80,000	Capella Education Co.(b)	3,420,000
350,000	Cardtronics, Inc.(b)	8,043,000
3,701,000	CareFusion Corp.(b)(d)	97,669,390
60,000	Cerner Corp.(b)	3,989,400
1,800	Chesapeake Corp.(b)(c)(d)	0
140,000	Church & Dwight Co., Inc.	5,647,600
50,700	CIRCOR International, Inc.	2,192,775
40,000	Citrix Systems, Inc.(b)	2,881,600
250,000	CLARCOR, Inc.	11,015,000
120,000	Clorox Co.	8,590,800
50,000	Community Bank System, Inc.	1,258,000
250,000	comScore, Inc.(b)(d)	5,452,500
245,000	Concur Technologies, Inc.(b)	11,132,800
200,000	Constant Contact, Inc.(b)	3,786,000
50,000	Continental Resources, Inc,(b)	3,429,500
250,000	Copart, Inc.(b)	10,862,500
80,000	CoStar Group, Inc.(b)	4,700,800
2,910,000	Crown Holdings, Inc.(b)(d)	111,773,100
400,000	Denbury Resources, Inc.(b)	7,728,000
75,000	DeVry, Inc.	4,660,500
1,382,270	Dollar Tree, Inc.(b)(d)	91,547,742
100,000	Dover Corp.	6,047,000

Shares		Value

UNITED STATES (continued)
1,188,700	Dresser-Rand Group, Inc.(b)	$63,500,354
75,000	Ecolab, Inc.	3,750,000
105,000	Energizer Holdings, Inc.(b)	8,467,200
50,000	EnPro Industries, Inc.(b)	2,312,000
75,400	Esterline Technologies Corp.(b)	5,758,298
100,000	FARO Technologies, Inc.(b)(d)	4,076,000
150,000	Financial Engines, Inc.(b)	3,564,000
2,334	First Acceptance Corp.(b)	3,874
1,595,000	Fiserv, Inc.(b)(d)	96,274,200
735,000	Flowers Foods, Inc.	16,111,200
925,000	Flowserve Corp.(d)	91,926,500
2,900	Gardner Denver, Inc.	247,341
175,000	Genomic Health, Inc.(b)	4,698,750
225,000	Gen-Probe, Inc.(b)	13,623,750
106,322	Golden Star Resources Ltd.(b)	267,071
150,000	Gulfport Energy Corp.(b)	5,469,000
425,000	HCC Insurance Holdings, Inc.	12,805,250
400,000	Healthcare Realty Trust, Inc. REIT	7,840,000
1,184,150	Henry Schein, Inc.(b)(d)	78,698,609
57,000	Hittite Microwave Corp.(b)	3,191,430
125,000	HJ Heinz Co.	6,580,000
225,000	Hologic, Inc.(b)	4,178,250
14,280	Hypercom Corp.(b)	115,811
345,000	IDEX Corp.	14,310,600
50,000	IHS, Inc. - Class A(b)	3,684,500
150,000	Immucor, Inc.(b)	3,975,000
125,000	Independent Bank Corp.	3,318,750
9,600	Indevus Pharmaceuticals, Inc.(b)(c)(d)	10,559
175,000	Integra LifeScience Holdings Corp.(b)	7,887,250
15,000	IntercontinentalExchange, Inc.(b)	1,849,500
5,000,000	International Game Technology(d)	92,950,000
140,000	Intuit, Inc.(b)	6,538,000
14,000	Intuitive Surgical, Inc.(b)	5,607,700
1,800	J. Crew Escrow Shares(b)(c)(d)	0
275,000	Jack Henry & Associates, Inc.	7,961,250
34,081	Jaguar Mining, Inc.(b)	161,942
280,000	John Wiley & Sons, Inc. - Class A(d)	14,016,800
165,000	K12, Inc.(b)	5,293,200
140,000	Kellogg Co.	7,809,200
65,000	Laboratory Corp. of America Holdings(b)	5,899,400
175,000	Lancaster Colony Corp.(d)	10,522,750
265,000	Landstar System, Inc.	11,885,250
155,000	Life Technologies Corp.(b)	6,979,650
80,000	LogMein, Inc.(b)	2,844,000
260,000	Luminex Corp.(b)(d)	5,291,000
160,000	Masimo Corp.	4,444,800
22,300	Matthews International Corp. - Class A	807,037
1,897,624	McCormick & Co., Inc.(d)	92,319,408

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
115,000	Measurement Specialties, Inc.(b)	$3,755,900
400,000	MedAssets, Inc.(b)	5,068,000
175,000	Medidata Solutions, Inc.(b)	3,575,250
125,000	Meridian Bioscience, Inc.	2,700,000
40,000	MICROS Systems, Inc.(b)	1,958,800
155,709	Minera Andes, Inc.(b)	376,459
150,000	Molson Coors Brewing Co. - Class B	6,757,500
200,000	Morningstar, Inc.(d)	12,472,000
677	Movie Gallery, Inc.(b)(c)(d)	0
500,000	Myriad Genetics, Inc.(b)	10,635,000
125,000	Nalco Holding Co.	4,418,750
315,000	National Instruments Corp.	8,139,600
25,000	National Oilwell Varco, Inc.	2,014,250
150,000	Navigators Group, Inc.(b)(d)	7,071,000
1,645,746	NetApp, Inc.(b)	78,205,850
440,000	NeuStar, Inc. - Class A(b)	11,457,600
250,000	Northern Oil and Gas, Inc.(b)	5,535,000
180,000	Northern Trust Corp.	8,082,900
260,000	NuVasive, Inc.(b)	7,441,200
160,000	Oasis Petroleum, Inc.(b)	4,726,400
50,000	Oil States International, Inc.(b)	4,035,000
1,973,500	Omnicom Group, Inc.	92,596,620
150,000	Pentair, Inc.	5,521,500
20,000	Petroleum Development Corp.(b)	726,400
2,700	PFF Bancorp, Inc.(b)	3
130,000	Pharmaceutical Product Development, Inc.	3,747,900
50,000	Pioneer Natural Resources Co.	4,649,500
200,000	Progress Software Corp.(b)	4,820,000
133,000	QLIK Technologies, Inc.(b)	4,031,230
25,000	Quality Systems, Inc.	2,284,000
65,000	Ralcorp Holdings, Inc.(b)	5,622,500
71,634	Ram Power Corp.(b)	34,113
50,000	Raven Industries, Inc.	2,641,500
150,000	Republic Services, Inc.	4,354,500
175,000	ResMed, Inc.(b)	5,300,750
350,000	Resolute Energy Corp.(b)	5,701,500
75,000	Riverbed Technology, Inc.(b)	2,147,250
75,000	Robbins & Myers, Inc.	3,618,000
50,000	Roper Industries, Inc.	4,081,500
50,000	Rosetta Resources, Inc.(b)	2,588,500
100,000	Rovi Corp.(b)	5,297,000
250,000	Ruddick Corp.	10,475,000
962	Salem Communications Corp. - Class A	3,136
42,000	SandRidge Energy, Inc.(b)	483,840
3,399,700	SEI Investments Co.(d)	67,246,066
300,000	Sensient Technologies Corp.(d)	11,136,000
180,000	Silgan Holdings, Inc.	6,980,400
400,000	Smart Balance, Inc.(b)(d)	1,896,000
375,000	Snyders-Lance, Inc.(d)	7,653,750
350,000	SolarWinds, Inc.(b)	7,528,500
150,000	SonoSite, Inc.(b)(d)	4,899,000

Shares		Value

UNITED STATES (continued)
100,000	St. Jude Medical, Inc.	$4,650,000
30,000	Strayer Education, Inc.	3,649,500
17,048	Student Transportation, Inc.	110,626
450,000	Superior Energy Services, Inc.(b)	18,670,500
14,300	Swisher Hygiene, Inc.(b)	64,507
8,480	SXC Health Solutions Corp.(b)	536,695
65,000	Techne Corp.	4,926,350
110,000	Teleflex, Inc.	6,625,300
9,100	Tenet Healthcare Corp.(b)	50,595
1,968,600	Tenneco, Inc.(b)(d)	78,625,884
450,000	Tetra Technologies, Inc.(b)	5,791,500
2,740	TRC Cos., Inc.(b)	15,289
175,000	TreeHouse Foods, Inc.(b)	9,037,000
150,000	Trimas Corp.(b)	3,595,500
1,425,000	Tupperware Brands Corp.(d)	89,048,250
100,000	Ultimate Software Group, Inc.(b)	5,438,000
85,000	Ultra Petroleum Corp.(b)	3,979,700
275,000	UMB Financial Corp.(d)	11,412,500
200,000	UTi Worldwide, Inc.	3,234,000
250,000	VCA Antech, Inc.(b)	4,885,000
230,000	Verisk Analytics, Inc. - Class A(b)	7,659,000
30,000	VF Corp.	3,504,000
100,000	Volcano Corp.(b)	3,141,000
275,000	W.R. Berkley Corp.	8,467,250
60,000	Washington Trust Bancorp, Inc.(d)	1,366,800
438,300	Waste Connections, Inc.	14,130,792
1,600	WaterFurnace Renewable Energy, Inc.	38,583
871,151	Waters Corp.(b)(d)	76,565,461
75,000	WD-40 Co.(d)	3,285,000
325,000	West Pharmaceutical Services, Inc.(d)	14,257,750
100,000	Whiting Petroleum Corp.(b)	5,860,000
300,000	Willis Group Holdings Plc	12,282,000
2,394,444	Wisconsin Energy Corp.(d)	73,389,709
130,000	Wolverine World Wide, Inc.	4,923,100
115,000	Wright Express Corp.(b)	5,658,000
2,660,000	Xilinx, Inc.	85,386,000
65,000	Zimmer Holdings, Inc.(b)	3,901,300

		2,415,772,271

Total Common Stocks (Cost $3,539,350,483)		4,557,846,293

INVESTMENT COMPANY — 0.5%
27,165,700	SEI Daily Income Trust Government II Fund, Class A 0.01%(f)	27,165,700

Total Investment Company (Cost $27,165,700)		27,165,700

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS — 6.3%
500,000	iShares MSCI Canada Index Fund	$15,470,000
625,000	iShares MSCI EAFE Small Cap Index Fund	26,806,250
2,168,500	iShares MSCI Emerging Markets Index Fund	102,244,775
375,000	iShares MSCI Hong Kong Index Fund	7,042,500
100,861	iShares MSCI Japan Small Cap Index Fund	4,919,899
1,575,000	iShares MSCI Malaysia Index Fund	23,735,250
1,317,400	iShares MSCI Singapore Index Fund	18,957,386
50,000	iShares MSCI South Africa Index Fund	3,484,000
507,000	iShares MSCI South Korea Index Fund	33,299,760
250,000	iShares S&P Small Cap 600 Index Fund	17,757,500
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,491,500
60,000	SPDR S&P Emerging Markets Small Cap Fund	3,250,800
510,000	SPDR S&P International Small Cap Fund	16,151,700
303,648	SPDR S&P Midcap 400 Trust	51,957,209

Total Exchange Traded Funds (Cost $233,284,277)		327,568,529

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
5,673,748	Corpbanca SA(b)	372

Consumer Discretionary — 0.0%
46,666	Xiwang Sugar Holdings Co. Ltd.(b)(c)(d)	0

Consumer Staples — 0.0%
1,090	QL Resources Berhad Warrants, Expire 2/13/13(b)(d)	314

Energy — 0.0%
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/30/12(b)(c)(d)	6,900

Health Care — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
515	QRxPharma Ltd. Rights, Expire 8/22/11(b)(c)(d)	0

		0

Shares		Value

Industrials — 0.0%
1,950	Coastal Contracts- Warrants 2011- 2016(b)(c)	$470
36,480	Hap Seng Consolidated Warrants, Expire 2011-2016(b)(c)(d)	0
269,915	VDM Group Ltd. Rights, Expire 8/16/11(b)(c)(d)	5,426

		5,896

Materials — 0.0%
18,533	Press Metal Berhad(b)	0

Real Estate — 0.0%
151,500	AFP Properties Ltd. Warrants, Expire 11/18/15(b)(d)	20,131
350,738	Allied Properties Ltd.(b)	11,251
38,433	Rojana Industrial Park Warrants, Expire 12/30/16(b)(c)(d)	7,667

		39,049

Total Rights/Warrants (Cost $0)		52,531

Principal Amount

U.S. GOVERNMENT AGENCIES — 2.5%

Federal Home Loan Bank — 2.5%
$15,000,000	0.00%, 08/08/2011(g)	14,999,997
25,000,000	0.01%, 08/29/2011(g)	24,999,806
20,000,000	0.01%, 09/01/2011(g)	19,999,828
18,000,000	0.02%, 08/17/2011(g)	17,999,840
8,000,000	0.03%, 09/13/2011(g)	7,999,761
13,000,000	0.03%, 09/19/2011(g)	12,999,469
30,000,000	0.06%, 09/26/2011(g)	29,999,067

Total U.S. Government Agencies (Cost $128,997,767)		128,997,768

U.S. GOVERNMENT SECURITIES — 2.0%

U.S. Treasury Bills — 2.0%
16,000,000	0.02%, 08/11/2011(g)	15,999,864
86,000,000	0.04%, 08/04/2011(g)	85,999,466

Total U.S. Government Securities (Cost $101,999,330)		101,999,330

Shares

CASH SWEEP — 0.9%
44,565,457	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	44,565,457

Total Cash Sweep (Cost $44,565,457)		44,565,457

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Value

TOTAL INVESTMENTS — 100.8% (Cost $4,075,363,014)(a)	$5,188,195,608
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%	(42,457,204)

NET ASSETS — 100.0%	$5,145,738,404

(a)	Cost for financial reporting purposes is $4,076,913,378 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,209,615,496
Unrealized depreciation	(98,333,266)

Net unrealized appreciation	$1,111,282,230

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $845,411, which is 0.02% of net assets.

(d)	This security is considered either fully or partially illiquid.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	Rate shown represents current yield at July 31, 2011.

(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
SDR — Swedish Depositary Receipt
REIT — Real Estate Investment Trust
VVPR — Voter-Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.3%
Consumer Discretionary	18.1%
Consumer Staples	5.8%
Diversified Financials	3.5%
Energy	8.6%
Health Care	9.8%
Industrials	14.7%
Information Technology	12.8%
Insurance	2.5%
Materials	5.8%
Real Estate	1.9%
Telecommunication Services	0.7%
Utilities	2.1%
Other*	11.4%

100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	July 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 14.7%

AUSTRALIA — 0.1%
267,700	Aditya Birla Minerals Ltd.	$438,201
104,360	Ausdrill Ltd.	373,758
45,520	Bradken Ltd.	429,571
23,533	OZ Minerals Ltd.	352,381
175,640	Panoramic Resources Ltd.	343,465
386,770	Telstra Corp. Ltd.	1,270,466

		3,207,842

AUSTRIA — 0.0%
8,547	Erste Group Bank AG	410,070
50,327	OMV AG	2,011,084

		2,421,154

BELGIUM — 0.1%
38,007	Belgacom SA	1,328,448
25,770	D’ieteren SA	1,754,807
11,671	Groupe Bruxelles Lambert SA	986,419
9,440	Solvay SA	1,422,904

		5,492,578

BERMUDA — 0.4%
99,639	Arch Capital Group Ltd.(b)	3,367,798
32,160	Aspen Insurance Holdings Ltd.	832,944
7,175	Everest Re Group Ltd.	589,211
100,698	Lancashire Holdings Ltd.	1,155,377
73,907	PartnerRe Ltd.	4,938,466
37,938	RenaissanceRe Holdings Ltd.	2,640,105
38,910	Signet Jewelers Ltd.(b)	1,666,904
67,168	Validus Holdings Ltd.	1,785,997

		16,976,802

BRAZIL — 0.1%
122,510	Iochpe-Maxion SA	1,592,547
112,060	Odontoprev SA	1,892,415
110,580	Sao Martinho SA	1,588,627

		5,073,589

CANADA — 0.3%
418,180	Algonquin Power & Utilities Corp.	2,481,638
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
18,515	BCE, Inc.	706,533
2,372	CGI Group, Inc. - Class A(b)	50,993
25,100	Encana Corp.	736,358
8,593	Encana Corp.	251,689
120,680	Flint Energy Services Ltd.(b)	1,592,731
4,608	Loblaw Cos. Ltd.	178,253
37,570	Nexen, Inc.	876,483
12,678	Nexen, Inc.	295,397
108,580	Petrobank Energy & Resources Ltd.(b)	1,681,913
1,426	Petrominerales Ltd.	45,491
19,874	Research In Motion Ltd.(b)	497,760
7,042	Research In Motion Ltd.(b)	176,050

Shares		Value

CANADA (continued)
4,145	Teck Resources Ltd. - Class B	$205,374
393,850	Tembec, Inc.(b)	1,525,192
170,700	Transat AT, Inc. - Class B(b)	1,790,166
10,688	TransCanada Corp.	448,362

		13,540,383

CHILE — 0.0%
46,890	Empresa Nacional de Telecom Chile SA	945,999
2,214,204	Enersis SA	967,958
59,561	Quinenco SA	195,282

		2,109,239

CHINA — 0.1%
57,500	BYD Co. Ltd. - H Shares(b)	189,976
2,316,000	China Petroleum & Chemical Corp. - H Shares	2,285,170
748,000	China Telecom Corp. Ltd. - H Shares	487,550
494,640	Chongqing Changan Automobile Co. Ltd. - B Shares	182,783
119,000	CNOOC Ltd.	265,980
136,000	Dongfeng Motor Group Co. Ltd.- H Shares	269,077
614,000	Guangshen Railway Co. Ltd. - H Shares	240,282
206,000	PetroChina Co. Ltd. - H Shares	291,803
851,420	Qingling Motors Co. Ltd. - H Shares	289,496
222,000	Shenzhou International Group Holdings Ltd.	326,431
340,000	Sichuan Expressway Co. Ltd. -H Shares	149,196
266,500	Sinotruk Hong Kong Ltd.	181,229
349,500	Zhejiang Southeast Electric Power Co. - B Shares	179,294
14,730	Zhongpin, Inc.(b)	152,161

		5,490,428

CYPRUS — 0.0%
232,460	ProSafe SE	1,737,309

CZECH REPUBLIC — 0.0%
4,794	CEZ AS	247,900

DENMARK — 0.0%
117	AP Moller - Maersk A/S - Class B	898,568

EGYPT — 0.0%
128,499	Glaxo Smith Kline	269,809

FINLAND — 0.1%
69,280	Ahlstrom Oyj	1,408,616
437,320	M-real Oyj - B Shares(b)	1,614,956
45,638	Nokia Oyj	265,982

		3,289,554

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

FRANCE — 0.5%
20,570	Arkema SA	$2,014,319
10,596	AXA SA	199,606
6,054	BNP Paribas	395,501
32,807	Bouygues SA	1,244,039
11,726	Casino Guichard Perrachon SA	1,071,269
3,432	Christian Dior SA	549,858
58,236	CNP Assurances	1,124,654
16,909	Compagnie Generale des Etablissements Michelin - Class B	1,425,241
81,479	France Telecom SA	1,690,601
47,596	GDF Suez	1,561,365
10,586	Lafarge SA	568,590
12,871	Peugeot SA	490,842
9,884	Renault SA	529,251
18,947	Safran SA	790,343
26,434	Sanofi-Aventis SA	2,062,106
14,806	Societe BIC SA	1,399,883
222	Total Gabon	112,257
29,586	Total SA	1,606,114
159,420	UBISOFT Entertainment(b)	1,334,570
3,983	Vallourec SA	407,034
31,406	Veolia Environnement SA	713,239
11,395	Vinci SA	663,456
68,339	Vivendi SA	1,640,376

		23,594,514

GERMANY — 0.1%
25,340	Daimler AG	1,844,591
16,876	Deutsche Lufthansa AG	340,701
30,475	Deutsche Post AG	539,489
39,281	E.ON AG	1,084,836
15,263	EnBw Energie Baden-Wuerttemberg AG	800,499
6,796	RWE AG	356,870
5,268	Volkswagen AG	966,640

		5,933,626

HONG KONG — 0.4%
1,560,000	Asia Standard International Group Ltd.	384,308
145,000	Cathay Pacific Airways Ltd.	336,000
36,000	Cheung Kong Holdings Ltd.	550,133
118,000	China Mobile Ltd.	1,174,133
818,000	China Unicom (Hong Kong) Ltd.	1,628,915
217,000	Chinese Estates Holdings Ltd.	376,435
491,500	Dickson Concepts International Ltd.	372,074
333,000	Fufeng Group Ltd.	199,533
111,000	Henderson Land Development Co. Ltd.	703,564
236,000	Hongkong Land Holdings Ltd.	1,585,920
41,600	Jardine Matheson Holdings Ltd.	2,384,096
21,000	Jardine Strategic Holdings Ltd.	687,540
109,570	Jinhui Shipping & Transportation Ltd.(b)	266,584

Shares		Value

HONG KONG (continued)
11,540,000	Kai Yuan Holdings Ltd.(b)	$365,726
557,000	Lee & Man Paper Manufacturing Ltd.	280,153
1,209,000	Link REIT (The)	4,227,137
370,800	Man Wah Holdings Ltd.	336,842
1,158,000	Sing Tao News Corp. Ltd.	332,821
92,000	Sino Land Co. Ltd.	156,053
3,174,000	Sinolink Worldwide Holdings Ltd.(b)	313,582
140,000	Sun Hung Kai & Co. Ltd.	102,749
29,500	Swire Pacific Ltd. - Class A	415,602
1,362,000	Truly International Holdings Ltd.	251,648
219,100	Wharf Holdings Ltd.	1,612,239

		19,043,787

HUNGARY — 0.0%
1,856	MOL Hungarian Oil and Gas Plc(b)	199,763

INDIA — 0.1%
184,000	Ballarpur Industries Ltd.	143,652
143,540	Balrampur Chini Mills Ltd.	193,108
150,250	Deccan Chronicle Holdings Ltd.(b)	234,096
2,770	Grasim Industries Ltd.(b)	137,494
35,668	Hindalco Industries Ltd.	135,965
91,136	Indian Oil Corp. Ltd.(b)	649,749
60,730	JBF Industries Ltd.(b)	209,167
11,160	JSW Steel Ltd.	195,193
114,992	Oil & Natural Gas Corp. Ltd.(b)	699,086
73,440	United Phosphorus Ltd.(b)	276,293

		2,873,803

INDONESIA — 0.0%
5,536,000	Bakrie Sumatera Plantations Tbk PT	283,230

IRELAND — 0.0%
34,256	WPP Plc	390,512

ISRAEL — 0.0%
42,560	Delek Automotive Systems Ltd.	456,602
22,070	Koor Industries Ltd.(b)	364,420
27,280	Partner Communications Co. Ltd.	391,053

		1,212,075

ITALY — 0.2%
486,730	Arnoldo Mondadori Editore SpA	1,541,445
79,976	Enel Green Power SpA	200,072
351,610	Enel SpA	2,031,026
89,028	ENI SpA	1,941,899
145,590	Indesit Co. SpA	1,163,147
213,944	Intesa Sanpaolo SpA	496,786
4,882	Saipem SpA	255,205
80,392	Snam Rete Gas SpA	464,604

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

ITALY (continued)
148,090	Societa Iniziative Autostradali e Servizi SpA	$1,460,812
1,255,831	Telecom Italia SpA	1,583,458

		11,138,454

JAPAN — 1.8%
68,000	Air Water, Inc.	826,758
38,500	Aisin Seiki Co. Ltd.	1,487,290
25,000	Arcs Co. Ltd.	439,696
102,000	Asahi Glass Co. Ltd.	1,183,166
31,000	Asahi Kasei Corp.	219,458
25,000	ASKUL Corp.	376,697
40,000	Astellas Pharma, Inc.	1,556,667
9,000	Autobacs Seven Co. Ltd.	405,663
85,000	Bando Chemical Industries Ltd.	372,085
59,000	Belluna Co. Ltd.	410,781
1,000	Bic Camera, Inc.	579,334
58,300	Bridgestone Corp.	1,449,454
8,000	C Uyemura & Co. Ltd.	355,394
14,000	Canon Electronics, Inc.	385,530
12,500	Canon, Inc.	608,885
343	Central Japan Railway Co.	2,962,850
16,000	Chubu Electric Power Co., Inc.	274,755
66,500	Circle K Sunkus Co. Ltd.	1,099,623
37,000	CKD Corp.	319,127
54,000	Cleanup Corp.	346,509
10,000	Cosmos Pharmaceutical Corp.	466,325
239,700	Dainippon Sumitomo Pharma Co. Ltd.	2,437,944
77,000	Daishi Bank Ltd. (The)	235,046
121,000	Daiso Co. Ltd.	495,096
11,900	Denso Corp.	425,701
19,000	Doshisha Co. Ltd.	511,372
25,400	Duskin Co. Ltd.	514,698
16,000	Eizo Nanao Corp.	298,656
26,000	Ezaki Glico Co. Ltd.	299,227
45,800	FCC Co. Ltd.	1,102,389
16,000	Foster Electric Co. Ltd.	267,689
78,500	Fuji Oil Co. Ltd.	1,199,143
31,000	Fujicco Co. Ltd.	390,998
151,000	Fujitsu Ltd.	890,485
62,000	Futaba Industrial Co. Ltd.	498,513
340	Geo Corp.	441,203
7,000	Hakuhodo DY Holdings, Inc.	386,894
23,000	Harashin Narus Holdings Co. Ltd.	371,358
25,700	Heiwa Corp.	417,623
26,000	Hisamitsu Pharmaceutical Co., Inc.	1,133,078
97,000	Hitachi Ltd.	603,533
77,000	Hokuetsu Kishu Paper Co. Ltd.	483,094
96,400	Hokuriku Electric Power Co.	1,728,025
6,900	Honda Motor Co. Ltd.	276,054
41,300	House Foods Corp.	744,081
94	Inpex Corp.	731,389
83,200	Ito En Ltd.	1,519,506

Shares		Value

JAPAN (continued)
12,000	Itochu Techno-Science Corp.	$474,638
11,000	Itochu-Shokuhin Co. Ltd.	410,651
156,900	JX Holdings, Inc.	1,135,199
85,000	Kaken Pharmaceutical Co. Ltd.	1,202,377
171,600	Kansai Electric Power Co., Inc. (The)	2,893,249
85,000	Kansai Paint Co. Ltd.	786,127
297	KDDI Corp.	2,206,716
81,000	Keiyo Bank Ltd. (The)	427,174
100,000	Kewpie Corp.	1,358,706
34,000	Koa Corp.	416,029
25,000	Kura Corp.	337,079
2,800	Kyocera Corp.	300,058
60,700	Kyowa Exeo Corp.	600,811
2,600	Lawson, Inc.	140,664
94,000	Lion Corp.	515,269
31,000	Marubeni Corp.	232,747
77,000	Marusan Securities Co. Ltd.	348,068
38,000	Mimasu Semiconductor Industry Co. Ltd.	424,498
21,700	Miraca Holdings, Inc.	911,859
81,500	Mitsubishi Chemical Holdings Corp.	638,365
26,000	Mitsubishi Pencil Co. Ltd.	488,355
34,000	Mochida Pharmaceutical Co. Ltd.	363,915
151,000	Morinaga & Co. Ltd.	366,786
28,000	NGK Spark Plug Co. Ltd.	396,805
61,000	Nichias Corp.	377,164
38,000	Nichiha Corp.	368,721
83,000	Nippon Flour Mills Co. Ltd.	393,518
6,000	Nippon Paint Co. Ltd.	48,711
49,600	Nippon Telegraph & Telephone Corp.	2,448,269
27,400	Nissan Motor Co. Ltd.	292,561
11,800	Nitto Denko Corp.	570,189
19,000	NS Solutions Corp.	449,178
35,000	NSD Co. Ltd.	302,332
1,307	NTT DoCoMo, Inc.	2,402,293
91,000	Ogaki Kyoritsu Bank Ltd. (The)	289,602
10,800	Otsuka Holdings Co. Ltd.	298,250
85,000	PanaHome Corp.	602,845
220	Pilot Corp.	428,369
10,000	Proto Corp.	361,499
36,000	Ryoyo Electro Corp.	359,135
500	Sankyo Co. Ltd.	26,694
44,000	Sanoh Industrial Co. Ltd.	417,796
63,000	Santen Pharmaceutical Co. Ltd.	2,536,858
10,600	Secom Co. Ltd.	530,792
16,960	Secom Co. Ltd. - ADR	210,304
36,000	Seikagaku Corp.	412,912
57,000	Seiren Co. Ltd.	362,798
39,000	Sekisui Jushi Corp.	412,366
32,200	Seven & I Holdings Co. Ltd.	918,088
4,000	Shimamura Co. Ltd.	404,235
65,000	Shin-Etsu Polymer Co. Ltd.	349,549

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
69,000	Shizuoka Gas Co. Ltd.	$437,384
16,000	Sumitomo Corp.	226,122
40,000	Sumitomo Electric Industries Ltd.	599,597
80,000	Sumitomo Warehouse Co. Ltd. (The)	390,725
23,300	Suzuki Motor Corp.	542,058
22,000	Tachi-S Co. Ltd.	428,083
64,700	Takeda Pharmaceutical Co. Ltd.	3,088,556
131,000	Tokyo Gas Co. Ltd.	624,498
365,000	TonenGeneral Sekiyu KK	4,589,465
32,000	Touei Housing Corp.	382,828
42,000	Transcosmos, Inc.	488,277
9,000	Tsuruha Holdings, Inc.	464,116
18,000	Ulvac, Inc.	334,117
17,000	Unipres Corp.	493,759
105,200	West Japan Railway Co.	4,475,287
20,000	Xebio Co. Ltd.	475,417
22,000	Yamaha Motor Co. Ltd.(b)	426,655
24,000	Yamato Holdings Co. Ltd.	412,132
15,000	Yamazaki Baking Co. Ltd.	207,703
42,000	Zeon Corp.	457,180

		88,023,974

LUXEMBOURG — 0.1%
26,810	Millicom International Cellular SA	3,203,795

MALAYSIA — 0.1%
363,490	DRB-Hicom Berhad	274,332
106,000	KLCC Property Holdings Berhad	119,643
394,400	Lion Industries Corp. Berhad	221,916
38,000	Oriental Holdings Berhad	64,144
1,681,700	Telekom Malaysia Berhad	2,294,773
267,025	Tenaga Nasional Berhad	551,504

		3,526,312

MOROCCO — 0.0%
213	Cosumar	51,077

NETHERLANDS — 0.1%
121,711	Aegon NV(b)	702,347
18,340	Heineken Holding NV	934,472
91,633	Koninklijke Ahold NV	1,222,932
4,451	Koninklijke DSM NV	253,364
13,527	Koninklijke KPN NV	193,321
9,524	Koninklijke Philips Electronics NV	235,384
41,870	Koninklijke Ten Cate NV	1,460,162
20,477	Royal Dutch Shell Plc - ADR	1,508,131
3,120	Royal Dutch Shell Plc - ADR	229,507

		6,739,620

NEW ZEALAND — 0.0%
160,460	Nuplex Industries Ltd.	386,416

Shares		Value

NORWAY — 0.1%
39,070	Fred Olsen Energy ASA	$1,515,112
2,223,510	Kongsberg Automotive Holding ASA(b)	1,560,995
27,794	Statoil ASA	687,068
45,036	Telenor ASA	754,462

		4,517,637

PAKISTAN — 0.1%
482,940	Fauji Fertilizer Bin Qasim Ltd.	261,205
678,461	Fauji Fertilizer Co. Ltd.	1,252,917
115,360	ICI Pakistan Ltd.	204,600
1,200,270	Lotte Pakistan PTA Ltd.	169,021
1,310,770	National Bank of Pakistan	815,852
216,917	Pakistan Petroleum Ltd.	522,991

		3,226,586

PHILIPPINES — 0.0%
284,400	Universal Robina Corp.	319,224

POLAND — 0.1%
15,826	KGHM Polska Miedz SA	1,085,819
250,055	Polska Grupa Energetyczna SA	2,085,889

		3,171,708

PORTUGAL — 0.1%
314,741	EDP - Energias de Portugal SA	1,094,452
819,790	Sonaecom SGPS SA	1,766,941

		2,861,393

RUSSIA — 0.2%
36,337	Federal Hydrogenerating Co. JSC - ADR	181,649
63,147	Gazprom Neft JSC - ADR	1,589,410
134,183	Gazprom OAO - ADR	1,967,123
36,636	Lukoil OAO - ADR	2,460,107
30,530	MMC Norilsk Nickel OJSC -ADR	825,531
29,278	Mobile Telesystems OJSC -ADR	549,841
39,495	Surgutneftegas OJSC - ADR	400,874

		7,974,535

SINGAPORE — 0.0%
333,000	Ho Bee Investment Ltd.	388,560
748,000	Hwa Hong Corp. Ltd.	319,924
31,900	Keppel Corp. Ltd.	293,275
536,000	Overseas Union Enterprise Ltd.	1,286,471

		2,288,230

SOUTH AFRICA — 0.1%
25,371	Gold Fields Ltd.	393,302
18,858	Kumba Iron Ore Ltd.	1,439,732
12,753	Sasol Ltd.	640,989
313,130	Stefanutti Stocks Holdings Ltd.	552,417
100,550	Telkom SA Ltd.	537,731

		3,564,171

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

SOUTH KOREA — 0.4%
46,070	Daeduck Electronics Co.	$389,342
9,538	Daewoong Pharmaceutical Co. Ltd.	404,843
25,540	Daishin Securities Co. Ltd.	330,666
8,930	Dongbu Insurance Co. Ltd.	442,985
2,400	Dongwon Industries Co. Ltd.	419,994
22,050	Halla Climate Control Corp.	538,545
11,580	Hankook Tire Co. Ltd.	471,196
50,640	Hansol Paper Co.	421,239
8,870	Hansol Technics Co. Ltd.	275,110
53,180	Hanwha Securities Co.	328,876
55,466	Harim & Co. Ltd.(b)	387,205
32,680	Hynix Semiconductor, Inc.	751,674
1,865	Hyundai Heavy Industries Co. Ltd.	721,730
14,810	Hyundai Marine & Fire Insurance Co. Ltd.	474,797
6,437	Hyundai Motor Co.	1,434,786
6,170	Kia Motors Corp.	452,962
3,650	Korea Petrochemical Industries Co. Ltd.	583,349
140	KT Corp.	5,252
23,410	LG Corp.	1,749,699
48,240	LG Display Co. Ltd.	1,242,261
6,230	LG Electronics, Inc.	475,094
16,750	LIG Insurance Co. Ltd.	416,248
1,865	Lotte Shopping Co. Ltd.	805,755
3,230	Ottogi Corp.	493,247
2,905	POSCO	1,279,875
2,326	Samsung Electronics Co. Ltd.	1,862,035
7,420	Samyang Corp.	819,909
8,272	SK Telecom Co. Ltd.	1,153,357
15,580	STX Engine Co. Ltd.	418,205
22,740	Sungwoo Hitech Co. Ltd.	498,240
79,140	Taeyoung Engineering & Construction	540,461
6,950	Unid Co. Ltd.	470,013

		21,058,950

SPAIN — 0.2%
37,180	ACS Actividades de Construccion y Servicios SA	1,575,211
64,172	Endesa SA	1,886,137
134,730	Ferrovial SA	1,723,183
55,387	Gas Natural SDG SA	1,116,590
249,659	Iberdrola SA	2,033,677
67,922	Repsol YPF SA	2,149,585
17,399	Telefonica SA	388,761

		10,873,144

SWEDEN — 0.1%
93,681	Investor AB - B Shares	2,041,464
77,260	Scania AB	1,508,015
51,564	Svenska Cellulosa AB - B Shares	752,388

		4,301,867

Shares		Value

SWITZERLAND — 0.2%
17,404	ACE Ltd.	$1,165,720
5,235	Allied World Assurance Co. Holdings Ltd.	285,046
25,300	Garmin Ltd.	825,539
2,610	Gurit Holding AG	1,750,943
3,162	Holcim Ltd.	217,750
7,086	Noble Corp.	261,261
67,490	STMicroelectronics NV	533,954
1,615	Swisscom AG	778,721
8,155	Transocean Ltd.	502,022
820	Vetropack Holding AG	1,736,789
856	Zurich Financial Services AG	204,361

		8,262,106

TAIWAN — 0.2%
183,000	ALI Corp.	234,815
66,660	ASROCK, Inc.	272,785
182,050	Avermedia Technologies, Inc.	170,462
277,320	Chin-Poon Industrial Co.	217,351
431,580	Chun Yuan Steel	226,001
539,000	Chunghwa Telecom Co. Ltd.	1,869,224
253,860	D-Link Corp.	223,175
218,000	Elite Material Co. Ltd.	204,123
697,000	Elitegroup Computer Systems Co. Ltd.	224,796
215,302	Eternal Chemical Co. Ltd.	227,357
107,050	Farglory Land Development Co. Ltd.	262,841
221,130	Gigabyte Technology Co. Ltd.	246,931
536,573	Goldsun Development & Construction Co. Ltd.	296,798
220,091	Great Wall Enterprise Co. Ltd.	291,185
199,850	Holy Stone Enterprise Co. Ltd.	233,218
177,220	Kenda Rubber Industrial Co. Ltd.	270,112
332,170	Lien Hwa Industrial Corp.	271,860
340,120	Macronix International	169,851
450,220	Micro-Star International Co. Ltd.	225,614
181,080	Shihlin Electric & Engineering Corp.	226,071
249,910	Sigurd Microelectronics Corp.	216,235
360,000	Sunplus Technology Co. Ltd.(b)	184,148
177,450	Taiwan PCB Techvest Co. Ltd.	172,308
305,000	Taiwan Semiconductor Manufacturing Co. Ltd.	761,561
480,210	Taiwan Styrene Monomer	215,662
86,720	Transcend Information, Inc.	234,578
128,000	TTET Union Corp.	232,602
477,000	Vanguard International Semiconductor Corp.	234,898
116,420	Wah Lee Industrial Corp.	207,925
379,910	Walsin Technology Corp.	175,887
539,700	Yuen Foong Yu Paper Manufacturing Co. Ltd.	268,582

		9,268,956

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

THAILAND — 0.1%
497,100	Advanced Info Service Public Co. Ltd.	$1,925,065
358,100	Bangchak Petroleum Public Co. Ltd.	271,352
540,100	Major Cineplex Group Public Co. Ltd.	296,987
124,200	PTT Exploration & Production Public Co. Ltd. - FOR	766,230
265,185	STP & I Public Co. Ltd.	205,391

		3,465,025

TURKEY — 0.1%
311,848	KOC Holding AS	1,306,943
311,895	Turk Telekomunikasyon AS	1,329,295
40,794	Turkcell Iletisim Hizmet AS	211,534

		2,847,772

UNITED KINGDOM — 0.7%
23,664	Amlin Plc	156,577
19,937	Anglo American Plc	949,038
22,367	Associated British Foods Plc	393,209
57,897	AstraZeneca Plc	2,825,379
147,070	Atkins (WS) Plc	1,716,404
61,790	Aviva Plc	404,482
42,735	Barclays Plc	156,428
54,496	BP Plc	412,374
34,472	Eurasian Natural Resources Corp Plc	437,110
10,228	GlaxoSmithKline Plc	228,998
199,650	Greggs Plc	1,671,342
280,720	Halfords Group Plc	1,486,956
285,130	InchCape Plc	1,822,488
63,372	International Power Plc	317,994
394,270	Interserve Plc	2,153,464
208,287	J Sainsbury Plc	1,039,691
23,526	Kazakhmys Plc	520,552
66,887	Kingfisher Plc	277,442
783,520	Ladbrokes Plc	1,897,003
42,093	Land Securities Group Plc	590,747
190,915	London & Stamford Property Plc	397,361
74,236	Marks & Spencer Group Plc	421,859
378,760	N Brown Group Plc	1,771,882
25,550	Pearson Plc	492,362
43,925	Rio Tinto Plc	3,100,316
307,950	Robert Wiseman Dairies Plc	1,631,444
432,430	Severfield-Rowen Plc	1,405,422
452,660	SVG Capital Plc(b)	1,957,103
412,664	Vodafone Group Plc	1,165,067
147,665	WM Morrison Supermarkets Plc	705,094
513,500	Yule Catto & Co. Plc	1,795,336

		34,300,924

UNITED STATES — 7.4%
28,081	Advance Auto Parts, Inc.	1,543,613
15,217	AES Corp. (The)(b)	187,321
25,503	Aetna, Inc.	1,058,119

Shares		Value

UNITED STATES (continued)
14,250	Alaska Air Group, Inc.(b)	$870,960
15,830	Albemarle Corp.	1,053,961
1,006	Alliance Holdings GP LP	50,320
49,432	Amedisys, Inc.(b)	1,278,312
34,002	American Electric Power Co., Inc.	1,253,314
27,959	Amgen, Inc.(b)	1,529,357
198,070	Anadigics, Inc.(b)	621,940
44,890	Anaren, Inc.(b)	898,249
54,610	Angiodynamics, Inc.(b)	755,256
1,051,634	Annaly Capital Management, Inc. REIT	17,646,419
8,704	Apache Corp.	1,076,859
8,022	Apollo Group, Inc. - Class A(b)	407,758
57,660	Applied Materials, Inc.	710,371
17,830	Aptargroup, Inc.	910,221
40,566	Archer-Daniels-Midland Co.	1,232,395
24,920	Astec Industries, Inc.(b)	934,998
830,927	AT&T, Inc.	24,312,924
25,260	Atlantic Tele-Network, Inc.	954,070
13,180	Atlas Air Worldwide Holdings, Inc.(b)	690,500
49,580	ATMI, Inc.(b)	924,667
58,290	AVX Corp.	811,397
11,130	Becton Dickinson and Co.	930,579
24,560	Belden, Inc.	905,036
26,454	Bemis Co., Inc.	835,946
5,608	Best Buy Co., Inc.	154,781
3,594	Biogen Idec, Inc.(b)	366,121
18,420	Bristow Group, Inc.	893,002
71,900	Brooks Automation, Inc.(b)	683,769
3,082	Bunge Ltd.	212,072
7,962	CA, Inc.	177,553
14,600	CACI International, Inc. - Class A(b)	862,568
30,920	Cal-Maine Foods, Inc.	1,045,405
14,217	Capital One Financial Corp.	679,573
4,490	Carter’s, Inc.(b)	150,415
37,040	Cato Corp. (The) - Class A	1,030,453
24,577	CenturyLink, Inc.	912,052
23,353	Cephalon, Inc.(b)	1,866,839
28,342	Chesapeake Energy Corp.	973,548
14,830	Chevron Corp.	1,542,617
17,860	Children’s Place Retail Stores, Inc. (The)(b)	862,995
83,682	Cirrus Logic, Inc.(b)	1,270,293
2,550,000	Cisco Systems, Inc.	40,723,500
394	Citibank(b)	394
12,922	Cliffs Natural Resources, Inc.	1,160,654
68,704	Comcast Corp. - Class A	1,650,270
27,099	ConocoPhillips	1,950,857
16,518	Consolidated Edison, Inc.	868,847
61,737	Corning, Inc.	982,236
37,610	Corrections Corp. of America(b)	807,111
18,390	Crane Co.	851,825

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
43,950	CSG Systems International, Inc.(b)	$780,552
16,700	Cubic Corp.	810,618
4,809	Cubist Pharmaceuticals, Inc.(b)	163,362
19,032	CVS Caremark Corp.	691,813
12,951	Devon Energy Corp.	1,019,244
12,691	Diamond Offshore Drilling, Inc.	860,831
21,790	Dillard’s, Inc. - Class A	1,225,905
19,100	DIRECTV - Class A(b)	967,988
20,633	Discover Financial Services	528,411
22,280	DSW, Inc. - Class A(b)	1,180,394
61,130	Edison International	2,327,219
52,914	Eli Lilly & Co.	2,026,606
2,627	Entergy Corp.	175,484
20,980	Enterprise Products Partners LP	872,558
93,410	EW Scripps Co. (The) - Class A(b)	805,194
11,873	Exelon Corp.	523,243
1,659	Exxon Mobil Corp.	132,372
110,690	Five Star Quality Care, Inc.(b)	547,915
11,388	Freeport-McMoRan Copper & Gold, Inc.	603,108
68,046	Gap, Inc. (The)	1,312,607
23,127	General Dynamics Corp.	1,575,874
190,396	General Motors Co.(b)	5,270,161
1,725,000	General Motors Co. Escrow Shares(b)	1,069,500
23,160	Genesco, Inc.(b)	1,199,688
16,530	Genuine Parts Co.	878,735
5,738	Gilead Sciences, Inc.(b)	243,062
34,020	Global Partners LP	742,316
117,210	Great Lakes Dredge & Dock Corp.	697,399
18,570	Hanover Insurance Group, Inc. (The)	672,420
1,117,829	Hatteras Financial Corp., REIT	29,980,174
23,300	HealthSpring, Inc.(b)	956,232
19,220	Hess Corp.	1,317,723
5,144	Hewlett-Packard Co.	180,863
48,100	Hexcel Corp.(b)	1,151,514
28,830	Hornbeck Offshore Services, Inc.(b)	802,627
17,549	Humana, Inc.	1,308,804
2,066	Huntington Ingalls Industries, Inc.(b)	69,170
24,502	Icahn Enterprises LP	1,087,889
36,120	IDT Corp. - Class B	871,576
103,720	Infospace, Inc.(b)	988,452
102,384	Intel Corp.	2,286,235
73,760	Intevac, Inc.(b)	671,216
12,630	ITT Educational Services, Inc.(b)	1,082,012
18,770	Jos. A. Bank Clothiers, Inc.(b)	963,089
48,812	Kimberly-Clark Corp.	3,190,352
73,444	Knight Capital Group, Inc. - Class A(b)	830,652

Shares		Value

UNITED STATES (continued)
32,018	Kohl’s Corp.	$1,751,705
99,500	Kulicke & Soffa Industries, Inc.(b)	915,400
144,780	Lattice Semiconductor Corp.(b)	897,636
61,080	Lithia Motors, Inc. - Class A	1,260,691
16,210	Littelfuse, Inc.	828,169
9,400	Macy’s, Inc.	271,378
45,004	Mantech International Corp. - Class A	1,836,163
21,387	Marathon Oil Corp.	662,355
10,693	Marathon Petroleum Corp.	468,246
82,430	Marcus Corp.	797,922
43,240	MasTec, Inc.(b)	902,851
84,890	Meadowbrook Insurance Group, Inc.	797,966
54,680	Medicines Co. (The)(b)	819,106
28,600	Medicis Pharmaceutical Corp. - Class A	1,063,348
46,600	Medifast, Inc.(b)	899,380
263,101	MFA Financial, Inc.	1,970,626
169,695	Micron Technology, Inc.(b)	1,250,652
1,982,000	Microsoft Corp.	54,306,800
27,920	MKS Instruments, Inc.	696,604
64,140	Movado Group, Inc.	1,037,785
26,155	Murphy Oil Corp.	1,679,674
34,520	NASDAQ OMX Group, Inc. (The)(b)	830,896
47,510	Neenah Paper, Inc.	959,227
40,190	Nelnet, Inc. - Class A	810,230
5,940	NewMarket Corp.	974,279
16,810	Newmont Mining Corp.	934,804
53,380	Newport Corp.(b)	829,525
554,541	News Corp. - Class A	8,883,747
20,700	Nordstrom, Inc.	1,038,312
28,956	Northrop Grumman Corp.	1,752,128
24,270	Novellus Systems, Inc.(b)	753,341
34,570	NuVasive, Inc.(b)	989,393
21,420	ONEOK Partners LP	910,350
6,533	Par Pharmaceutical Cos., Inc.(b)	211,604
33,290	Perry Ellis International, Inc.(b)	777,987
58,290	PetMed Express, Inc.	639,441
25,600	Pfizer, Inc.	492,544
8,626	PG&E Corp.	357,375
24,300	Powell Industries, Inc.(b)	936,522
190,000	PPL Corp.(b)	10,191,600
14,876	ProAssurance Corp.(b)	1,036,113
4,529	Progress Energy, Inc.	211,685
88,670	Provident New York Bancorp	668,572
15,030	Public Service Enterprise Group, Inc.	492,233
58,290	Revlon, Inc. - Class A(b)	981,604
12,290	Ross Stores, Inc.	931,213
38,280	RPM International, Inc.	806,942
276,028	SAIC, Inc.(b)	4,424,729
65,284	Sanderson Farms, Inc.	3,017,426

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
17,053	SanDisk Corp.(b)	$725,264
19,450	Sauer-Danfoss, Inc.(b)	923,875
390	Seaboard Corp.	1,019,850
9,230	SEACOR Holdings, Inc.	926,323
19,258	Sempra Energy	976,188
50,130	Shenandoah Telecommunications Co.	795,062
42,105	Southside Bancshares, Inc.	834,942
13,765	Sunoco, Inc.	559,547
32,226	Target Corp.	1,659,317
32,500	Team, Inc.(b)	869,375
230,447	Tellabs, Inc.	954,051
50,510	Teradyne, Inc.(b)	681,380
8,123	Terra Nitrogen Co. LP	1,251,023
18,859	Texas Instruments, Inc.	561,055
12,823	Time Warner Cable, Inc.	940,054
85,583	Time Warner, Inc.	3,009,098
17,800	Timken Co.	777,326
19,815	Torchmark Corp.	800,328
30,628	Travelers Cos., Inc. (The)	1,688,522
38,950	True Religion Apparel, Inc.(b)	1,312,225
16,350	TRW Automotive Holdings Corp.(b)	825,185
5,759	UnitedHealth Group, Inc.	285,819
33,330	Unum Group	812,919
17,800	Veeco Instruments, Inc.(b)	708,262
17,509	Verizon Communications, Inc.	617,893
44,850	Viropharma, Inc.(b)	810,888
20,920	Walgreen Co.	816,717
12,611	Wal-Mart Stores, Inc.	664,726
6,590	WellPoint, Inc.	445,155
20,120	West Pharmaceutical Services, Inc.	882,664
17,190	Westlake Chemical Corp.	889,583
3,458	Williams Partners LP	192,956
22,500	Williams-Sonoma, Inc.	832,950
35,896	Xerox Corp.	334,910

		356,051,482

Total Common Stocks (Cost $723,706,476)		705,709,823

EXCHANGE TRADED FUNDS — 3.4%

UNITED STATES — 3.4%
245,000	iShares MSCI Brazil Index Fund	17,287,200
1,700,000	iShares MSCI Malaysia Index Fund	25,619,000
1,425,000	iShares MSCI South Korea Index Fund	93,594,000
700,000	Market Vectors - Russia	27,650,000

Total Exchange Traded Funds (Cost $126,286,509)		164,150,200

PREFERRED STOCKS — 0.5%

UNITED STATES — 0.5%
225,000	Fannie Mae	531,338
250,000	Freddie Mac	740,625

Shares		Value

UNITED STATES (continued)
125,000	General Motors Co.	$5,776,250
5,000	Interpublic Group of Cos., Inc. (The)	4,500,000
7,575	Lucent Technologies Capital Trust I	7,419,712
140,000	Petroquest Energy, Inc.	6,020,000

Total Preferred Stocks (Cost $30,891,440)		24,987,925

RIGHTS/WARRANTS — 0.1%

TAIWAN — 0.0%
13,212	Taiwan PCB Techvest Co. Ltd., Rights, Expires 08/22/11(b)	0
UNITED STATES — 0.1%
156,750	General Motors Co., Warrants, Expires 07/10/16, Strike Price $10.00(b)	2,951,602
156,750	General Motors Co., Warrants, Expires 07/10/19, Strike Price $18.33(b)	2,130,233

Total Rights/Warrants (Cost $7,117,008)		5,081,835

Contracts

CALL OPTIONS PURCHASED — 5.6%
5,140	CAC 40 Index, Strike $3,891.43, Expires 09/21/12	20,983,647
4,942	CAC 40 Index, Strike $4,047.21, Expires 02/17/12	20,389,487
200,000	SPX/TWSE Index, Strike $100.00, Expires 12/21/12	20,233,899
5,076	SX5E Index, Strike $2,954.92, Expires 02/17/12	15,283,212
3,323	SX5E Index, Strike $3,008.89, Expires 06/15/12	9,215,031
6,519	SX5E Index, Strike $3,068.00, Expires 02/17/12	20,196,205
2,320	TWSE Index, Strike $8,619.90, Expires 09/13/12	20,985,088
63,635	TWSE Index, Strike $8,643.00, Expires 09/11/12	20,152,784
4,591	TWSE Index, Strike $8,712.95, Expires 12/19/12	40,360,728
65,156	TWSE Index, Strike $8,901.72, Expires 10/08/12	20,989,511
48,394	TWSE Index, Strike $8,957.65, Expires 10/22/12	15,672,591
3,429	TWSE Index, Strike $8749.55, Expires 09/18/13	31,719,003
31,722	TWSE Index, Strike $9,041.74, Expires 12/21/12	9,815,077

Total Call Options Purchased (Cost $258,593,016)		265,996,263

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

BANK LOANS — 0.9%

UNITED STATES — 0.9%
$1,979,967		Affinion Group Holdings, Inc., 5.00%, 01/28/18(e)	$1,971,552
2,000,000		Cumulus Media, Inc., Second Lien Term Loan, 6.00%, 12/21/19(e)	1,970,000
1,500,000		Del Monte Corp., Term B Loan, 4.50%, 05/22/11(e)	1,492,500
997,500		Emergency Medical Services Corp., Term B Loan, 5.25%, 04/27/12(e)	991,800
3,608,603		Frac Tech Services, LLC, Term Loan B, 6.25%, 05/15/16(e)	3,601,588
2,453,879		Hercules Offshore, Inc., Term Loan, 7.50%, 07/11/13(e)	2,447,744
748,125		Hertz Corp. (The), Term B Loan, 3.75%, 03/01/18(e)	746,016
2,487,500		Jostens Corp. (Visant), Term Loan, 5.25%, 12/28/16(e)	2,467,787
2,500,000		MGM Mirage, Class E Loan, 5.00%, 02/21/14(e)	2,448,425
2,500,000		Multiplan, Inc., Term Loan B, 4.75%, 08/16/20(e)	2,485,157
1,000,000		Nuveen Investments, Inc., 12.50%, 07/21/15(e)	979,531
2,900,000		PQ Corp., Second Lien, 6.69%, 07/30/15(e)	2,836,200
134,638		ServiceMaster Co. (The), 2.69%, 07/24/14(e)	130,000
1,351,988		ServiceMaster Co. (The), 2.71%, 07/24/14(e)	1,305,420
210,015		Spectrum Brands, Inc., Term Loan B, 5.00%, 06/04/16(e)	211,064
3,491,250		U.S. Foodservice, Term B Loan, 5.75%, 05/06/17(e)	3,302,723
997,758		U.S. TelePacific Corp., Term B Loan, 5.75%, 02/18/17(e)	991,771
3,504,507		Univar, Inc., Term Loan B, 5.00%, 06/30/17(e)	3,494,495
3,978,305		Universal Health Services, Inc., Term Loan, 4.00%, 11/15/16(e)	3,982,172
4,195,372		US Foodservice, Term Loan, 2.69%, 07/03/14(e)	3,968,822

Total Bank Loans (Cost $41,552,436)			41,824,767

CORPORATE BONDS — 42.8%

AUSTRALIA — 0.6%
3,500,000		FMG Resources, 7.00%, 11/01/15(f)	3,626,875

Principal Amount			Value

AUSTRALIA (continued)
$27,500,000	(g)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	$27,190,325

			30,817,200

AUSTRIA — 0.2%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	5,249,246
8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	4,010,920

			9,260,166

BERMUDA — 1.3%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/11(c)(d)(j)	1,162,694
33,000,000		Central European Media Enterprises Ltd., Cnv., 5.00%, 11/15/15(c)	29,122,500
20,000,000		Frontline Ltd., Cnv., 4.50%, 04/14/15	15,740,000
1,000,000		NCL Corp. Ltd., 11.75%, 11/15/16	1,155,000
17,400,000		Petroplus Finance Ltd., Cnv., 4.00%, 10/16/15	15,390,300

			62,570,494

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	1,096,521

CANADA — 0.9%
1,550,000		Bombardier, Inc., 7.75%, 03/15/20(f)	1,743,750
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,545,000
10,000,000		Jaguar Mining, Inc., Cnv., 4.50%, 11/01/14(f)	8,912,500
2,000,000		Jaguar Mining, Inc., Cnv., 5.50%, 03/31/16(f)	1,940,000
23,000,000		PetroBakken Energy Ltd., Cnv., 3.13%, 02/08/16	21,677,500
2,500,000		Precision Drilling Corp., 6.50%, 12/15/21(f)	2,550,000
1,600,000		Telesat Canada/Telesat LLC, 11.00%, 11/01/15	1,752,000
1,000,000		Videotron Ltee, 6.88%, 01/15/14	1,011,250

			41,132,000

FINLAND — 0.3%
2,000,000	(g)	Talvivaara Mining Co. Plc, Cnv., 5.25%, 05/20/13	2,885,306

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

FINLAND (continued)
$8,300,000	(g)	Talvivaara Mining Co. Plc, Cnv., 4.00%, 12/16/15	$12,149,934

			15,035,240

FRANCE — 0.1%
1,250,000		Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21(f)	1,234,375
2,000,000		Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	2,190,000
1,850,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	1,914,750

			5,339,125

GERMANY — 0.1%
2,150,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(f)	2,311,250

HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(c)(d)(j)	1,133,154

INDIA — 1.0%
18,700,000		Jaiprakash Associates Ltd., Cnv., 7.44%, 09/12/12(j)	24,777,500
13,000,000		Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	12,740,000
5,000,000		Sesa Goa Ltd. Cnv., 5.00%, 10/31/14	5,340,000
5,000,000		Sterlite Industries India Ltd., Cnv., 4.00%, 10/30/14	4,887,500

			47,745,000
INDONESIA — 0.1%
3,000,000		Berlian Laju Tanker Tbk PT, Cnv., 12.00%, 02/10/15(c)	2,980,680

IRELAND — 0.1%
7,000,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(f)	7,070,000

LUXEMBOURG — 0.6%
3,350,000		Calcipar SA, 6.88%, 05/01/18(f)	3,375,125
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	548,222
1,000,000		Intelsat Jackson Holdings SA, 9.50%, 06/15/16	1,051,250
1,000,000		Intelsat Jackson Holdings SA, 7.25%, 04/01/19(f)	1,012,500
1,650,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	1,668,563

Principal Amount			Value

LUXEMBOURG (continued)
$2,600,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21(f)	$2,639,000
6,250,000		Intelsat Luxembourg SA, 11.25%, 02/04/17	6,687,500
1,000,000		Intelsat Luxembourg SA, 11.50%, 02/04/17(f)(k)	1,075,000
7,300,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(f)	8,093,875
1,200,000		Wind Acquisition Finance SA, 7.25%, 02/15/18(f)	1,197,000

			27,348,035

MEXICO — 0.3%
17,500,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15	15,509,375

NORWAY — 0.3%
13,900,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	13,622,000

SINGAPORE — 0.1%
3,000,000		BLD Investments Pte Ltd., Cnv., 8.63%, 03/23/15(c)	2,640,000

SOUTH AFRICA — 1.1%
236,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	34,872,063
99,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	17,391,291

			52,263,354

SOUTH KOREA — 0.1%
6,000,000		SK Telecom Co. Ltd., Cnv., 1.75%, 04/07/14(c)	6,705,000

SPAIN — 0.3%
8,000,000	(g)	Fomento de Construcciones y Contratas SA, Cnv., 6.50%, 10/30/14	11,123,649
3,000,000	(g)	Pescanova SA, 5.13%, 04/20/17	4,250,797

			15,374,446

SWEDEN — 0.4%
111,000,000	(g)	SAS AB, Cnv., 7.50%, 04/01/15
			15,349,525
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(f)	2,238,550

			17,588,075

THAILAND — 0.1%
6,200,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	6,861,267

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED KINGDOM — 0.9%
$3,500,000(g)	Cable & Wireless Worldwide Plc, Cnv., 5.75%, 11/24/14	$5,656,002
16,500,000	Essar Energy Investment Ltd., Cnv., 4.25%, 02/01/16	14,092,650
750,000	Ineos Finance Plc, 9.00%, 05/15/15(f)	793,125
3,500,000	Ineos Group Holdings Plc, 8.50%, 02/15/16(f)	3,508,750
12,000,000(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	18,616,918
1,750,000	Virgin Media Finance Plc, 8.38%, 10/15/19	1,955,625

		44,623,070

UNITED STATES — 33.8%
750,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17	796,875
3,750,000	Advanced Micro Devices, Inc., 7.75%, 08/01/20	3,946,875
45,505,000	Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	46,301,337
4,000,000	AES Corp. (The), 9.75%, 04/15/16	4,580,000
3,000,000	AES Corp. (The), 8.00%, 10/15/17	3,240,000
1,000,000	AES Corp. (The), 8.00%, 06/01/20	1,080,000
2,000,000	Affinion Group, Inc., 11.50%, 10/15/15	2,055,000
2,500,000	AK Steel Corp., 7.63%, 05/15/20	2,556,250
5,000,000	Alaska Communications Systems Group, Inc., Cnv., 5.75%, 03/01/13	5,131,250
6,000,000	Alcatel-Lucent USA, Inc., Series A, Cnv., 2.88%, 06/15/23	5,325,000
2,000,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	2,055,000
2,000,000	Allison Transmission, Inc., 7.13%, 05/15/19(f)	1,960,000
3,250,000	Ally Financial, Inc., 7.50%, 09/15/20	3,412,500
3,250,000	Alpha Natural Resources, Inc., 6.00%, 06/01/19	3,351,563
3,400,000	AMC Networks, Inc., 7.75%, 07/15/21(f)	3,578,500
750,000	American Axle & Manufacturing, Inc., 5.25%, 02/11/14	749,062
902,000	American Axle & Manufacturing, Inc., 9.25%, 01/15/17(f)	995,583

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	American Axle & Manufacturing, Inc., 7.88%, 03/01/17	$1,021,250
2,750,000	Ameristar Casinos, Inc., 7.50%, 04/15/21(f)	2,860,000
500,000	AMGH Merger Sub, Inc., 9.25%, 11/01/18(f)	535,000
10,000,000	Annaly Capital Management, Inc., Cnv., 4.00%, 02/15/15	11,425,000
9,000,000	Apollo Investment Corp., Cnv., 5.75%, 01/15/16(f)	8,831,250
7,380,000	ARAMARK Corp., 8.50%, 02/01/15	7,675,200
2,100,000	ARAMARK Holdings Corp., 8.63%, 05/01/16(f)(k)	2,163,000
6,000,000	Arch Coal, Inc., 7.25%, 06/15/21(f)	6,300,000
10,000,000	Ares Capital Corp., Cnv., 5.75%, 02/01/16(f)	10,500,000
2,250,000	ArvinMeritor, Inc., 8.13%, 09/15/15	2,334,375
1,250,000	ArvinMeritor, Inc., 10.63%, 03/15/18	1,393,750
17,000,000	ArvinMeritor, Inc., Cnv., 4.00%, 02/15/27	15,108,750
2,250,000	Ashtead Capital, Inc., 9.00%, 08/15/16(f)	2,340,000
5,000,000	Avatar Holdings, Inc., Cnv., 7.50%, 02/15/16(c)	5,056,250
1,750,000	Avaya, Inc., 9.75%, 11/01/15	1,780,625
5,750,000	Avaya, Inc., 7.00%, 04/01/19(f)	5,563,125
3,050,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	3,126,250
750,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	812,813
2,200,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	2,268,750
3,150,000	Basic Energy Services, Inc., 7.75%, 02/15/19(f)	3,228,750
1,500,000	Biomet, Inc., 10.00%, 10/15/17	1,635,000
4,500,000	Biomet, Inc., 11.63%, 10/15/17	4,955,625
3,750,000	Blue Merger Sub, Inc., 7.63%, 02/15/19(f)	3,857,813
1,500,000	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 04/01/20	1,578,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	$2,185,000
3,100,000	Boyd Gaming Corp., 7.13%, 02/01/16	2,898,500
2,700,000	Boyd Gaming Corp., 9.13%, 12/01/18(f)	2,784,375
7,000,000	BPZ Resources, Inc., Cnv., 6.50%, 03/01/15	6,483,750
250,000	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(f)	259,375
8,025,000	Bristow Group, Inc., Cnv., 3.00%, 06/15/38(c)	8,205,562
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,878,500
2,700,000	Cablevision Systems Corp., 8.00%, 04/15/20	2,956,500
3,500,000	Calpine Corp., 7.25%, 10/15/17(f)	3,587,500
600,000	Calpine Corp., 7.88%, 07/31/20(f)	633,000
2,900,000	Calpine Corp., 7.50%, 02/15/21(f)	3,001,500
6,000,000	CapitalSource, Inc., Cnv., 7.25%, 07/15/37	6,210,000
8,000,000	CBIZ, Inc., Cnv., 4.88%, 10/01/15(f)	9,840,000
3,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	3,692,500
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,225,000
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	548,750
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	498,750
4,450,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19(f)	4,394,375
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	483,750
2,325,000	Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(f)	1,987,875
7,000,000	Central European Distribution Corp., Cnv., 3.00%, 03/15/13	5,705,000
3,050,000	Cenveo Corp., 7.88%, 12/01/13(c)	2,905,125
3,050,000	Cenveo Corp., 8.88%, 02/01/18	2,950,875
6,000,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(f)	6,382,500

Principal Amount		Value

UNITED STATES (continued)
$7,000,000	Charming Shoppes, Inc., Cnv., 1.13%, 05/01/14	$6,273,750
15,353,000	Chemed Corp., Cnv., 1.88%, 05/15/14(c)	15,660,060
750,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	826,875
10,000,000	Chiquita Brands International, Inc., Cnv., 4.25%, 08/15/16	9,400,000
2,150,000	Chrysler Group LLC/CG Co. - Issuer, Inc., 8.25%, 06/15/21(f)	2,107,000
20,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	16,200,000
32,500,000	Ciena Corp., Cnv., 0.25%, 05/01/13	31,281,250
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,025,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,015,000
1,000,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	957,500
1,000,000	CIT Group, Inc., 5.25%, 04/01/14(f)	1,002,500
7,000,000	CIT Group, Inc., 7.00%, 05/02/16(f)	7,017,500
500,000	CIT Group, Inc., 7.00%, 05/02/17(f)	501,250
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	924,375
3,350,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	3,659,875
4,000,000	Clearwire Communications LLC/Clearwire Finance, Inc., Cnv., 8.25%, 12/01/40(f)	2,685,000
16,500,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27(c)	14,540,625
4,000,000	Commscope, Inc., 8.25%, 01/15/19(f)	4,160,000
3,500,000	Complete Production Services, Inc., 8.00%, 12/15/16	3,675,000
5,700,000	Consol Energy, Inc., 8.00%, 04/01/17	6,284,250
1,750,000	Consol Energy, Inc., 8.25%, 04/01/20	1,946,875
1,500,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,653,750
1,750,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,916,250
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18	1,040,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	$1,025,000
1,000,000	Corrections Corp. of America, 7.75%, 06/01/17	1,086,250
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,199,000
5,100,000	Cumulus Media, Inc., 7.75%, 05/01/19(f)	4,896,000
1,500,000	DaVita, Inc., 6.63%, 11/01/20	1,530,000
2,500,000	Delphi Corp., 6.13%, 05/15/21(f)	2,525,000
448,000	Delta Air Lines, Inc., 9.50%, 09/15/14(f)	476,560
2,050,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,290,875
896,000	Denbury Resources, Inc., 8.25%, 02/15/20	990,080
2,000,000	Discover Bank, 8.70%, 11/18/19	2,475,072
1,350,000	DISH DBS Corp., 6.63%, 10/01/14	1,439,437
550,000	DISH DBS Corp., 7.13%, 02/01/16	587,125
150,000	DISH DBS Corp., 7.88%, 09/01/19	164,813
3,150,000	DISH DBS Corp., 6.75%, 06/01/21(f)	3,252,375
1,550,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,660,437
1,500,000	DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17(f)	1,522,500
1,900,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	2,011,625
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,207,500
1,000,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,021,250
1,950,000	EH Holding Corp., 6.50%, 06/15/19(f)	2,006,063
4,550,000	EH Holding Corp., 7.63%, 06/15/21(f)	4,686,500
2,750,000	El Paso Corp., 7.00%, 06/15/17	3,184,753
1,000,000	Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(f)	1,042,500
2,500,000	Endo Pharmaceuticals Holdings, Inc., 7.25%, 01/15/22(f)	2,625,000

Principal Amount		Value

UNITED STATES (continued)
$4,734,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	$5,160,060
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,925,000
1,500,000	Equinix, Inc., 7.00%, 07/15/21	1,560,000
10,788,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	10,693,605
4,000,000	Exterran Holdings, Inc., 7.25%, 12/01/18(f)	4,060,000
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,608,750
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	965,000
1,006,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	1,058,815
4,000,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	4,380,000
500,000	Ford Motor Credit Co. LLC, 6.63%, 08/15/17	547,670
3,900,000	Ford Motor Credit Co. LLC, 5.00%, 05/15/18	3,921,236
4,100,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	4,864,375
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,956,980
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,841,250
600,000	Frontier Communications Corp., 7.13%, 03/15/19	623,250
3,000,000	Frontier Communications Corp., 8.50%, 04/15/20	3,292,500
2,800,000	FTI Consulting, Inc., 6.75%, 10/01/20	2,856,000
2,500,000	GCI, Inc., 6.75%, 06/01/21(f)	2,537,500
16,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	15,540,000
1,500,000	GenOn Energy, Inc., 7.63%, 06/15/14	1,560,000
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,140,000
1,150,000	Gilead Sciences, Inc., 1.00%, 05/01/14(f)	1,288,000
41,500,000	Global Industries Ltd., Cnv., 2.75%, 08/01/27	29,828,125
8,147,000	Globalstar, Inc., Cnv., 5.75%, 04/01/28(c)	5,743,635
30,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	29,775,000
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,816,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$850,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	$871,250
650,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/01/18	690,625
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	1,384,375
4,500,000	Gray Television, Inc., 10.50%, 06/29/15	4,668,750
13,000,000	Greatbatch, Inc., Cnv., 2.25%, 06/15/13(c)	13,000,000
2,750,000	Griffon Corp., 7.13%, 04/01/18(f)	2,743,125
7,000,000	Griffon Corp., Cnv., 4.00%, 01/15/17(f)	6,781,250
13,000,000	Group 1 Automotive, Inc., STEP, 2.25%, 06/15/36(c)	13,780,000
1,500,000	Hanesbrands, Inc., 8.00%, 12/15/16	1,648,125
1,750,000	Hanesbrands, Inc., 6.38%, 12/15/20	1,741,250
1,500,000	HCA Holdings, Inc., 7.75%, 05/15/21(f)	1,526,250
750,000	HCA, Inc., 6.38%, 01/15/15	765,000
3,220,000	HCA, Inc., 6.50%, 02/15/16	3,292,450
500,000	HCA, Inc., 9.25%, 11/15/16	533,438
2,860,000	HCA, Inc., 6.50%, 02/15/20	2,902,900
1,600,000	HCA, Inc., 7.50%, 02/15/22	1,624,000
12,000,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	9,765,000
1,750,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	1,837,500
11,500,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	11,586,250
250,000	Hertz Corp. (The), 8.88%, 01/01/14	256,562
1,300,000	Hertz Corp. (The), 6.75%, 04/15/19(f)	1,300,000
2,500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18	2,650,000
2,500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	2,587,500
28,250,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	27,155,313

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	$3,067,500
18,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26(c)	17,447,595
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,000,000
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(f)	751,875
4,000,000	Huntington Ingalls Industries, Inc., 7.13%, 03/15/19(f)	4,130,000
5,000,000	Huntsman International LLC, 5.50%, 06/30/16(f)	4,950,000
1,000,000	Huntsman International LLC, 8.63%, 03/15/20	1,112,500
6,636,000	Hutchinson Technology, Inc., Cnv., 8.50%, 01/15/26	5,516,175
24,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	25,110,000
3,500,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16(f)	3,631,250
750,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	765,000
3,500,000	Ingles Markets, Inc., 8.88%, 05/15/17	3,762,500
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(c)(f)	9,975,000
5,000,000	Integra LifeSciences Holdings Corp., Cnv., 1.63%, 12/15/16(f)	4,937,500
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,062,750
1,300,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,300,000
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	997,500
2,250,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,250,000
2,325,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19(f)	2,371,500
5,000,000	Jarden Corp., 7.50%, 05/01/17	5,231,250
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,050,000
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	2,116,537
4,000,000	JMC Steel Group, 8.25%, 03/15/18(f)	4,150,000
1,950,000	Key Energy Services, Inc., 6.75%, 03/01/21	2,013,375
21,500,000	Knight Capital Group, Inc., Cnv., 3.50%, 03/15/15	20,183,125

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,400,000	Lamar Media Corp., 6.63%, 08/15/15	$2,433,000
1,040,000	Lamar Media Corp., 6.63%, 08/15/15	1,051,700
2,500,000	Lamar Media Corp., 7.88%, 04/15/18	2,656,250
26,165,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	24,856,750
36,000,000	Level 3 Communications, Inc., Cnv., 3.50%, 06/15/12	35,775,000
5,250,000	Level 3 Escrow, Inc., 8.13%, 07/01/19(f)	5,289,375
1,050,000	Levi Strauss & Co., 8.88%, 04/01/16	1,097,250
3,000,000	Levi Strauss & Co., 7.63%, 05/15/20	3,018,750
4,913,840	Liberty Media LLC, Cnv., 3.13%, 03/30/23	5,743,050
31,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	17,592,500
37,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	20,257,500
3,275,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	3,434,656
4,750,000	LIN Television Corp., 6.50%, 05/15/13	4,750,000
8,000,000	Linear Technology Corp., Series A, Cnv., 3.00%, 05/01/27	8,300,000
1,700,000	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21(f)	1,810,500
25,000,000	Live Nation, Inc., Cnv., 2.88%, 07/15/27	23,656,250
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,538,000
1,550,000	Lyondell Chemical Co., 8.00%, 11/01/17(f)	1,751,500
2,500,000	Manitowoc Co., Inc. (The), 9.50%, 02/15/18	2,750,000
1,000,000	Markwest Energy Partners LP/Markwest Energy Finance Corp., 6.75%, 11/01/20	1,063,750
650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	671,937
4,100,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,366,500
2,000,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/19(f)	1,910,000
21,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31(f)	20,934,375

Principal Amount		Value

UNITED STATES (continued)
$2,200,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20	$2,205,500
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,320,000
1,100,000	MGM Resorts International, 9.00%, 03/15/20(f)	1,223,750
3,000,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,206,250
500,000	Michaels Stores, Inc., 7.75%, 11/01/18(f)	500,000
400,000	Michaels Stores, Inc., STEP, 2.40%, 11/01/16(c)(j)	417,000
23,850,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	22,985,437
2,000,000	Micron Technology, Inc., Cnv., 1.50%, 08/01/31	1,937,500
1,500,000	Mirant Americas Generation LLC, 8.50%, 10/01/21	1,530,000
13,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(c)	11,988,750
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(f)	9,192,000
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., 6.88%, 05/01/21(f)	3,185,000
2,000,000	Multiplan, Inc., 9.88%, 09/01/18(f)	2,145,000
2,500,000	NBTY, Inc., 9.00%, 10/01/18	2,671,875
3,500,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	3,535,000
1,700,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	1,700,000
1,000,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18(f)	1,060,000
2,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,097,500
3,100,000	NRG Energy, Inc., 8.25%, 09/01/20	3,193,000
2,500,000	NRG Energy, Inc., 7.88%, 05/15/21(f)	2,518,750
7,000,000	NuVasive, Inc., Cnv., 2.25%, 03/15/13	7,070,000
6,000,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17	5,820,000
3,000,000	Nuveen Investments, Inc.., 10.50%, 11/15/15(f)	3,127,500
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19(f)	2,678,000
1,500,000	Oil States International, Inc., 6.50%, 06/01/19(f)	1,530,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,000,000	Omega Healthcare Investors, Inc., REIT 6.75%, 10/15/22	$4,070,000
1,567,000	Orbital Sciences Corp., Cnv., 2.44%, 01/15/27	1,631,639
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,196,250
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,775,000
500,000	Owens Corning, Inc., 9.00%, 06/15/19	609,661
11,000,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	10,546,250
2,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	2,085,000
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,612,500
1,500,000	PAETEC Holding Corp., 9.88%, 12/01/18	1,608,750
4,800,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,812,000
11,228,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	11,199,930
10,905,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13	10,632,375
3,500,000	PDL BioPharma, Inc., Cnv., 3.75%, 05/01/15	3,460,625
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	1,026,250
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,102,500
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,120,000
5,000,000	Penske Auto Group, Inc., 7.75%, 12/15/16	5,225,000
6,000,000	Penson Worldwide, Inc., Cnv., 8.00%, 06/01/14(c)(f)	4,785,000
500,000	Petrohawk Energy Corp., 6.25%, 06/01/19(f)	579,375
925,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	952,750
1,500,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	1,631,250
2,675,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	2,862,250
4,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	4,928,125

Principal Amount		Value

UNITED STATES (continued)
$3,250,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	$3,424,688
1,100,000	Plains Exploration & Production Co, 7.75%, 06/15/15	1,141,250
400,000	Plains Exploration & Production Co., 10.00%, 03/01/16	452,000
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	5,160,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,407,250
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,065,000
4,000,000	PREIT Associates LP, REIT, Cnv., 4.00%, 06/01/12(f)	4,000,000
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18(f)	1,526,125
7,250,000	Providence Service Corp. (The), Cnv., 6.50%, 05/15/14(c)	7,141,250
3,000,000	Quantum Corp., Cnv., 3.50%, 11/15/15(f)	2,966,250
1,000,000	QVC, Inc., 7.38%, 10/15/20(f)	1,102,500
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	1,020,000
1,000,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,015,000
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,087,500
5,000,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	5,075,000
2,450,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	2,646,000
500,000	Reddy Ice Corp., 11.25%, 03/15/15	513,750
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,160,000
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 10/15/16(f)	2,085,000
1,250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.75%, 05/15/18(f)	1,200,000
3,250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.13%, 04/15/19(f)	3,160,625

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 02/15/21(f)	$1,383,750
11,050,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	11,519,625
2,000,000	RR Donnelley & Sons Co., 7.63%, 06/15/20	2,065,000
5,250,000	RRI Energy, Inc., 7.88%, 06/15/17	5,276,250
2,726,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	2,824,817
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(f)	1,691,250
2,500,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21	2,581,250
30,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	28,987,500
6,500,000	Sanmina-SCI Corp., 8.13%, 03/01/16	6,784,375
1,000,000	Sanmina-SCI Corp., 7.00%, 05/15/19(f)	972,500
18,000,000	Savient Pharmaceuticals, Inc., Cnv., 4.75%, 02/01/18	17,167,500
650,000	Scientific Games Corp., 7.88%, 06/15/16(f)	680,063
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,085,000
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	552,177
2,600,000	Sealy Mattress Co., 8.25%, 06/15/14	2,613,000
1,742,000	Sealy Mattress Co., 10.88%, 04/15/16(f)	1,946,685
850,000	Service Corp. International, 7.38%, 10/01/14	930,750
1,250,000	Service Corp. International, 7.63%, 10/01/18	1,393,750
6,000,000	ServiceMaster Co. (The), 10.75%, 07/15/15(f)(k)	6,315,000
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(c)(d)(f)(h)	5,400,000
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(f)	278,750
2,000,000	Solutia, Inc., 8.75%, 11/01/17	2,220,000
1,000,000	Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(f)	1,112,500
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	2,997,500
6,300,000	Sprint Nextel Corp., 6.00%, 12/01/16	6,300,000
3,000,000	Sprint Nextel Corp., 8.38%, 08/15/17	3,277,500

Principal Amount		Value

UNITED STATES (continued)
$825,000	Stater Brothers Holdings, 7.75%, 04/15/15	$856,969
3,000,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,093,750
1,000,000	Steel Dynamics, Inc., 7.75%, 04/15/16(f)	1,057,500
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	20,400,000
1,000,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,087,500
5,000,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	5,187,500
2,750,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	2,798,125
11,000,000	SunPower Corp., Cnv., 4.75%, 04/15/14	11,412,500
2,700,000	SuperValu, Inc., 7.50%, 11/15/14	2,750,625
1,500,000	SuperValu, Inc., 8.00%, 05/01/16	1,556,250
6,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(f)	5,760,000
11,000,000	Teleflex, Inc., Cnv., 3.88%, 08/01/17(c)	12,663,750
3,750,000	Tenet Healthcare Corp., 9.00%, 05/01/15	3,993,750
4,250,000	Tenet Healthcare Corp., 8.00%, 08/01/20	4,335,000
3,250,000	Terex Corp., 8.00%, 11/15/17	3,310,938
1,350,000	Texas Industries, Inc., 9.25%, 08/15/20	1,328,063
14,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14	12,718,046
5,100,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	6,139,125
7,000,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14(f)	7,507,500
1,150,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	1,230,500
3,600,000	Toys R US, Inc., 7.38%, 10/15/18	3,456,000
2,000,000	Trans Union LLC/TransUnion Financing Corp., 11.38%, 06/15/18	2,285,000
16,203,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	16,040,970
2,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(f)	2,200,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,608,750
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	859,688

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$750,000	United Rentals North America, Inc., 9.25%, 12/15/19	$839,063
3,000,000	United Rentals North America, Inc., 8.38%, 09/15/20	3,120,000
2,000,000	United States Steel Corp., 7.38%, 04/01/20	2,077,500
4,250,000	Universal Hospital Services, Inc., 8.50%, 06/01/15(f)(k)	4,388,125
450,000	USG Corp., 6.30%, 11/15/16	387,000
1,300,000	USG Corp., 9.75%, 01/15/18	1,251,250
3,000,000	Valeant Pharmaceuticals International, 6.75%, 10/01/17(f)	2,932,500
3,000,000	Valeant Pharmaceuticals International, 7.00%, 10/01/20(f)	2,895,000
8,100,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	8,302,500
400,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19	410,500
230,000	Vanguard Health Systems, Inc., 9.24%, 02/01/16(j)	152,950
1,500,000	Visteon Corp., 6.75%, 04/15/19(f)	1,470,000
20,300,000	WebMD Health Corp., Cnv., 2.25%, 03/31/16(f)	18,447,625
2,500,000	West Corp., 11.00%, 10/15/16	2,653,125
600,000	West Corp., 8.63%, 10/01/18(f)	622,500
3,900,000	West Corp., 7.88%, 01/15/19(f)	3,890,250
1,000,000	Weyerhaeuser Co., 7.38%, 10/01/19	1,164,533
2,500,000	Windstream Corp., 7.88%, 11/01/17	2,671,875
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,070,000
3,250,000	Windstream Corp., 7.00%, 03/15/19	3,306,875
4,250,000	Windstream Corp., 7.75%, 10/15/20	4,505,000
2,000,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	2,171,318
2,750,000	XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	2,915,000
4,140,000	Yankee Candle Co., Inc., Series B, 8.50%, 02/15/15	4,284,900

Principal Amount			Value

UNITED STATES (continued)
$1,550,000		YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16(f)(k)	$1,565,500

			1,620,177,432

VENEZUELA — 0.1%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,500,457

Total Corporate Bonds (Cost $1,990,781,111)			2,051,703,341

GOVERNMENT BONDS — 10.8%

ARGENTINA — 0.1%
21,758,000		Republic of Argentina, 0.12%, 08/03/12(e)	5,265,436

AUSTRALIA — 0.8%
710,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	787,279
2,680,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	2,972,657
4,130,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	4,608,448
3,340,000	(g)	New South Wales Treasury Corp., 5.50%, 03/01/17	3,760,889
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	773,198
5,190,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	5,835,263
1,370,000	(g)	Queensland Treasury Corp., 6.00%, 09/14/17	1,585,331
12,855,000	(g)	Western Australia Treasury Corp., 5.50%, 07/17/12	14,227,844
3,685,000	(g)	Western Australia Treasury Corp., 8.00%, 06/15/13	4,290,225

			38,841,134

BRAZIL — 0.6%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	12,489,393
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,199,161
19,570,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	12,582,355

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

BRAZIL (continued)
$3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	$2,261,809

			30,532,718

EGYPT — 0.2%
950,000	(g)	Egypt Treasury Bills, 10.00%, 08/09/11(j)	159,003
2,600,000	(g)	Egypt Treasury Bills, 11.81%, 08/16/11(j)	433,962
3,100,000	(g)	Egypt Treasury Bills, 11.97%, 08/30/11(j)	515,366
7,400,000	(g)	Egypt Treasury Bills, 10.17%, 09/20/11(j)	1,222,031
8,050,000	(g)	Egypt Treasury Bills, 10.00%, 10/11/11(j)	1,321,204
10,850,000	(g)	Egypt Treasury Bills, 10.01%, 11/08/11(j)	1,762,806
8,725,000	(g)	Egypt Treasury Bills, 10.02%, 12/06/11(j)	1,405,109
16,475,000	(g)	Egypt Treasury Bills, 10.26%, 01/17/12(j)	2,615,869
4,525,000	(g)	Egypt Treasury Bills, 11.86%, 02/21/12(j)	710,496

			10,145,846

HUNGARY — 0.3%
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	685,025
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	2,407,050
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,051,400
1,575,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	1,920,263
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,082,287

			12,146,025

INDONESIA — 1.3%
4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(f)	6,633,537
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(f)	2,277,284
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(f)	302,575

Principal Amount			Value

INDONESIA (continued)
$1,360,000		Indonesia Government International Bond, 7.75%, 01/17/38(f)	$1,774,800
120,000,000,000	(g)	Indonesia Treasury Bond, 11.00%, 12/15/12(l)	15,218,061
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,962,766
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	470,349
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,575,853
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,471,219
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	225,512
137,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	18,429,246
25,525,000,000	(g)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,528,448

			62,869,650

ISRAEL — 0.5%
6,300,000	(g)	Israel Government Bond, 3.50%, 09/30/13	1,881,853
3,825,000	(g)	Israel Government Bond - Fixed, 4.00%, 03/30/12	1,136,741
6,170,000	(g)	Israel Government Bond - Fixed, 5.00%, 03/31/13	1,870,068
3,062,000	(g)	Israel Treasury Bill - Makam, 2.22%, 08/03/11(j)	894,595
690,000	(g)	Israel Treasury Bill - Makam, 2.20%, 09/07/11(j)	200,966
39,231,000	(g)	Israel Treasury Bill - Makam, 2.27%, 10/05/11(j)	11,397,541
335,000	(g)	Israel Treasury Bill - Makam, 2.29%, 11/02/11(j)	97,090
285,000	(g)	Israel Treasury Bill - Makam, 2.28%, 12/07/11(j)	82,325
845,000	(g)	Israel Treasury Bill - Makam, 2.34%, 01/04/12(j)	243,468
4,550,000	(g)	Israel Treasury Bill - Makam, 2.98%, 02/01/12(j)	1,307,522
1,625,000	(g)	Israel Treasury Bill - Makam, 3.16%, 02/29/12(j)	465,690
8,790,000	(g)	Israel Treasury Bill - Makam, 3.29%, 04/04/12(j)	2,511,318
5,160,000	(g)	Israel Treasury Bill - Makam, 3.25%, 05/02/12(j)	1,469,697

			23,558,874

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

LITHUANIA — 0.2%
$3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	$3,951,425
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,363,237
960,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	1,023,600

			8,338,262

MALAYSIA — 1.2%
330,000	(g)	Bank Negara Malaysia Monetary Notes, 2.73%, 08/23/11(j)	110,931
2,760,000	(g)	Bank Negara Malaysia Monetary Notes, 2.73%, 08/25/11(j)	927,999
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.77%, 09/15/11(j)	57,067
2,350,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 09/29/11(j)	788,008
570,000	(g)	Bank Negara Malaysia Monetary Notes, 2.75%, 10/04/11(j)	191,060
62,610,000	(g)	Bank Negara Malaysia Monetary Notes, 2.75%, 10/11/11(j)	20,974,941
7,665,000	(g)	Bank Negara Malaysia Monetary Notes, 2.79%, 11/03/11(j)	2,561,944
50,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 11/10/11(j)	16,711
150,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 11/17/11(j)	50,106
6,540,000	(g)	Bank Negara Malaysia Monetary Notes, 2.97%, 11/22/11(j)	2,183,752
1,190,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 12/01/11(j)	397,067
2,350,000	(g)	Bank Negara Malaysia Monetary Notes, 2.69%, 12/06/11(j)	783,576
30,000	(g)	Bank Negara Malaysia Monetary Notes, 2.81%, 12/13/11(j)	10,001
515,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 12/15/11(j)	171,652

Principal Amount			Value

MALAYSIA (continued)
$90,000	(g)	Bank Negara Malaysia Monetary Notes, 2.81%, 12/22/11(j)	$29,981
60,000	(g)	Bank Negara Malaysia Monetary Notes, 2.81%, 12/29/11(j)	19,976
140,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 01/26/12(j)	46,510
1,710,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 02/09/12(j)	567,458
2,810,000	(g)	Bank Negara Malaysia Monetary Notes, 2.71%, 02/16/12(j)	930,907
4,010,000	(g)	Bank Negara Malaysia Monetary Notes, 2.71%, 02/21/12(j)	1,329,453
335,000	(g)	Bank Negara Malaysia Monetary Notes, 2.78%, 03/29/12(j)	110,727
3,450,000	(g)	Bank Negara Malaysia Monetary Notes, 2.70%, 04/05/12(j)	1,137,849
15,715,000	(g)	Malaysia Government Bond, 3.83%, 09/28/11	5,309,023
710,000	(g)	Malaysia Government Bond, 2.71%, 02/14/12	239,535
41,835,000	(g)	Malaysia Government Bond, 3.72%, 06/15/12	14,210,749
3,135,000	(g)	Malaysia Government Bond, 2.51%, 08/27/12	1,052,159
13,820,000	(g)	Malaysia Government Bond, 3.81%, 02/15/17	4,706,194
100,000	(g)	Malaysia Treasury Bill, 2.77%, 09/06/11(j)	33,592
70,000	(g)	Malaysia Treasury Bill, 2.80%, 09/30/11(j)	23,471
320,000	(g)	Malaysia Treasury Bill, 2.71%, 01/20/12(j)	106,475
100,000	(g)	Malaysia Treasury Bill, 2.73%, 02/24/12(j)	33,146
30,000	(g)	Malaysia Treasury Bill, 2.79%, 03/23/12(j)	9,921
590,000	(g)	Malaysia Treasury Bill, 2.69%, 07/27/12(j)	192,806

			59,314,747

MEXICO — 0.6%
5,800,000	(g)	Mexican Bonos, 9.00%, 12/20/12	521,089
64,160,000	(g)	Mexican Bonos, 9.00%, 06/20/13	5,854,181
182,690,000	(g)	Mexican Bonos, 8.00%, 12/19/13	16,567,008

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

MEXICO (continued)
$20,000,000	(g)	Mexican Bonos, 8.00%, 12/17/15	$1,848,193
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	3,244,938
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,211,102

			30,246,511

NORWAY — 0.5%
23,840,000	(g)	Norway Treasury Bill, 2.45%, 12/21/11(j)	4,386,550
84,040,000	(g)	Norway Treasury Bill, 2.55%, 03/21/12(j)	15,387,185
30,210,000	(g)	Norway Treasury Bill, 2.37%, 06/20/12(j)	5,493,396

			25,267,131

POLAND — 1.0%
1,055,000	(g)	Poland Government Bond, 4.33%, 01/25/12(j)	370,666
19,560,000	(g)	Poland Government Bond, 4.75%, 04/25/12	7,033,361
850,000	(g)	Poland Government Bond, 4.67%, 07/25/12(j)	292,221
9,138,000	(g)	Poland Government Bond, 4.64%, 10/25/12(j)	3,108,670
14,318,000	(g)	Poland Government Bond, 4.82%, 01/25/13(j)	4,826,870
3,055,000	(g)	Poland Government Bond, 5.25%, 04/25/13	1,109,673
8,724,000	(g)	Poland Government Bond, 4.67%, 07/25/13(j)	2,863,268
4,420,000	(g)	Poland Government Bond, 5.00%, 10/24/13	1,597,715
6,975,000	(g)	Poland Government Bond, 5.75%, 04/25/14	2,565,000
26,560,000	(g)	Poland Government Bond, 6.25%, 10/24/15	9,941,023
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	8,808,216
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	6,156,000

			48,672,683

QATAR — 0.1%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(f)	2,506,980

RUSSIA — 0.3%
9,917,225		Russian Foreign Bond, STEP, 7.50%, 03/31/30(f)	11,857,332

Principal Amount			Value

SOUTH AFRICA — 0.1%
$1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	$1,865,337
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	2,010,400

			3,875,737

SOUTH KOREA — 1.9%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	457,062
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	112,927
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	114,524
105,000	(m)	Export-Import Bank of Korea, 4.63%, 02/20/17	156,503
1,800,000,000	(g)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,738,433
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,581,282
34,923,170,000	(g)	Korea Treasury Bond, 4.75%, 12/10/11	33,277,511
18,882,480,000	(g)	Korea Treasury Bond, 4.00%, 06/10/12	17,959,884
4,250,000,000	(g)	Korea Treasury Bond, 5.25%, 09/10/12	4,097,713
18,199,000,000	(g)	Korea Treasury Bond, 4.25%, 12/10/12	17,372,873
1,223,440,000	(g)	Korea Treasury Bond, 5.25%, 03/10/13	1,185,885
4,521,000,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	4,283,140
3,609,430,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	3,360,211
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,845,237
250,000		Republic of Korea, 5.63%, 11/03/25	280,651

			91,823,836

SRI LANKA — 0.1%
13,560,000	(g)	Sri Lanka Government Bonds, 6.50%, 07/15/15	116,640
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,625,769
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,840,502

			6,582,911

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

SWEDEN — 0.5%
$9,130,000	(g)	Kommuninvest I Sverige, 1.75%, 10/08/12	$1,438,057
88,000,000	(g)	Sweden Government Bond, 5.50%, 10/08/12	14,568,382
55,830,000	(g)	Sweden Treasury Bill, 1.95%, 09/21/11(j)	8,851,930
6,060,000	(g)	Sweden Treasury Bill, 2.05%, 12/21/11(j)	955,832

			25,814,201

UKRAINE — 0.1%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	197,500
100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	105,500
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	133,991
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	202,000
100,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	105,000
4,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	4,526,200

			5,270,191

UNITED ARAB EMIRATES — 0.1%
2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(f)	2,461,700

UNITED KINGDOM — 0.2%
2,600,000	(g)	United Kingdom Gilt, 3.25%, 12/07/11	4,309,294
1,180,000	(g)	United Kingdom Gilt, 5.00%, 03/07/12	1,989,060
606,000	(g)	United Kingdom Gilt, 5.25%, 06/07/12	1,034,205

			7,332,559

VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,095,600

VIETNAM — 0.1%
1,625,000		Socialist Republic of Vietnam, 6.88%, 01/15/16(f)	1,738,750

Principal Amount		Value

VIETNAM (continued)
$2,490,000	Socialist Republic of Vietnam, 6.75%, 01/29/20(f)	$2,639,400

		4,378,150

Total Government Bonds (Cost $455,616,116)		519,198,214

ASSET-BACKED SECURITIES — 1.3%

UNITED STATES — 1.3%
7,230,000	ACE Securities Corp., Series 2005-HE7, Class A2D, 0.52%, 11/25/35(e)	5,359,720
5,641,498	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.54%, 03/25/36(e)	2,191,584
5,641,498	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.54%, 03/25/36(e)	2,191,584
15,000,000	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.39%, 10/25/36(e)	5,309,210
14,352,136	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.49%, 02/25/37(e)	6,414,735
3,971,887	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.35%, 09/25/46(e)	2,552,955
6,726,494	Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.34%, 04/25/46(e)	4,604,470
4,875,000	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, 0.43%, 05/25/36(e)	1,846,351
5,120,162	CSAB Mortgage Backed Trust, Series 2006-2, Class A2, 0.36%, 09/25/36(e)	2,421,573
2,789,665	Green Tree Financial Corp., Series 1999-2, Class A7, 6.44%, 12/01/30	2,862,998
3,685,117	Green Tree Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	3,299,978
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.56%, 10/25/35(e)	2,988,676
1,298,624	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	1,012,308
4,445,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3, 0.35%, 07/25/37(e)	1,637,071
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.43%, 06/25/36(e)	828,235
3,726,249	Oakwood Mortgage Investors, Inc., Series 2002-A, Class A4, 6.97%, 03/15/32(e)	3,820,307

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$2,353,253
9,762,805	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.48%, 12/25/35(e)	5,652,311
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.40%, 06/25/37(e)	1,769,746
9,108,000	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.32%, 07/25/37(e)	4,563,955

Total Asset-Backed Securities (Cost $65,929,503)		63,681,020

NON-AGENCY MORTGAGE-BACKED SECURITIES — 10.8%

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
1,422,603	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.24%, 01/25/36(e)	1,410,067
1,910,180	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.80%, 07/25/35(e)	1,594,612
1,353,494	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.53%, 03/25/36(e)	823,471
219,254	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.34%, 03/25/37(e)	92,111
7,779,548	American Home Mortgage Assets, Series 2005-1, Class 2A21, 3.00%, 11/25/35(e)	4,391,595
7,260,917	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.46%, 11/25/35(e)	4,433,822
5,152,624	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.15%, 11/25/45(e)	3,669,302
3,334,390	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.17%, 12/25/35(e)	2,318,815
2,174,636	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.10%, 09/20/35(e)	1,902,714
9,524,393	Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.22%, 11/20/35(e)	6,036,952
3,084,733	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.86%, 02/20/36(e)	1,739,141
3,566,322	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.87%, 06/20/36(e)	2,413,977

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,213,030	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.75%, 07/20/36(e)	$1,767,041
2,552,458	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	2,110,238
12,628,311	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.35%, 02/20/47(e)	9,171,152
471,299	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 3.21%, 10/25/35(e)	460,877
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.21%, 10/25/35(e)	2,438,667
435,973	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 3.12%, 11/25/35(e)	425,200
3,859,057	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.92%, 12/25/35(e)	3,045,779
7,237,514	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 03/27/47(e)(f)	6,581,844
3,602,615	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 3.03%, 07/25/36(e)(f)	3,605,818
6,596,901	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 5.65%, 02/25/36(e)	4,177,894
3,738,984	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.31%, 08/25/35(e)	3,049,645
4,811,241	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(e)	4,269,464
2,418,397	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.22%, 05/25/47(e)	1,706,794
13,581,401	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.64%, 05/25/37(e)	9,607,946
2,530,813	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.75%, 06/25/47(e)	2,084,467
7,606,884	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.34%, 11/25/35(e)	5,288,094
3,135,681	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.35%, 08/25/36(e)	1,211,227
10,220,285	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.14%, 01/25/47(e)	5,836,053
1,159,751	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.92%, 05/25/35(e)	1,002,801

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,838,086	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.83%, 06/25/36(e)	$2,382,219
1,811,917	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.69%, 06/25/36(e)	1,567,075
7,351,003	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.84%, 11/25/36(e)	5,452,886
5,000,528	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,884,290
6,259,359	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,062,284
1,273,402	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	902,879
1,518,635	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,470,878
2,155,755	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	2,150,327
3,761,003	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.49%, 08/25/35(e)	2,429,563
6,132,407	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.50%, 08/25/35(e)	3,282,147
881,063	Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	746,630
2,770,499	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	2,195,032
401,063	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.26%, 12/25/35(e)	267,101
4,007,749	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,248,904
11,127,493	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.54%, 05/25/36(e)	5,316,225
4,739,607	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.54%, 06/25/36(e)	2,964,149
4,739,607	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.96%, 06/25/36(e)	966,156
5,281,644	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,593,176

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,158,650	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	$1,645,841
5,190,801	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.59%, 03/25/36(e)	2,552,366
5,609,674	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,917,245
3,921,243	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,870,841
7,194,663	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	5,176,869
898,611	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	673,358
2,549,444	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.59%, 05/25/36(e)	1,513,537
5,269,085	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.57%, 08/25/36(e)	4,499,787
3,329,159	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.37%, 02/20/47(e)	1,689,660
3,462,232	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.38%, 03/20/47(e)	1,786,688
3,829,247	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.37%, 11/25/36(e)	1,834,852
2,059,404	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,517,581
11,723,317	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.54%, 03/25/47(e)	10,344,822
6,097,653	Countrywide Alternative Loan Trust, Series 2008-2R, Class 4A1, 6.25%, 08/25/37	5,486,155
2,084,665	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,919,023
7,174,957	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	6,200,777
1,784,881	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,683,220

Old Westbury Funds, Inc.
Global OPPORTUNITIES Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,307,646	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	$1,275,114
1,855,974	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	1,730,861
3,070,110	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,645,083
1,282,923	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	1,124,431
3,925,643	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	3,567,015
1,759,837	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,527,252
1,974,725	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,649,991
900,102	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.39%, 04/25/46(e)	579,157
1,650,713	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 1A1, 6.00%, 07/25/37	1,147,271
2,779,623	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.69%, 07/25/37(e)	1,969,464
3,922,608	Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/36	2,445,852
1,591,741	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,347,098
3,135,371	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	2,487,924
1,642,759	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,379,646
12,037,121	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	9,852,517

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,492,566	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.06%, 01/27/36(e)(f)	$1,516,156
4,393,474	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.74%, 07/25/36(e)(f)	4,474,386
6,798,025	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 1A1, 6.23%, 09/27/37(e)(f)	6,940,208
7,802,329	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 2A1, 4.94%, 08/27/37(e)(f)	7,760,320
6,340,173	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 5.48%, 05/27/36(e)(f)	6,571,480
5,235,288	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.73%, 05/27/36(e)(f)	5,238,593
1,772,308	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 6.16%, 07/25/36(f)	1,784,882
4,577,438	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 4.74%, 08/25/46(f)	4,572,409
3,591,127	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.68%, 09/20/37(f)	3,800,438
5,748,648	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 3.00%, 09/28/36(e)(f)	5,770,311
5,680,396	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 3.00%, 08/28/36(e)(f)	5,703,261
2,874,700	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%,06/25/35	2,676,174
6,295,691	First Horizon Alternative Mortgage Securities, Series 2005-AA5, Class 2A1, 2.36%, 07/25/35(e)	4,993,442
2,587,316	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.34%, 09/25/35(e)	1,612,539
3,088,827	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 5.20%, 11/25/36(e)	1,680,902
6,474,153	First Horizon Alternative Mortgage Securities, Series 2006-AA7, Class A1, 6.22%, 01/25/37(e)	3,149,447
6,594,941	GMAC Mortgage Corp Loan Trust, Series 2005-AR4, Class 3A1, 3.13%, 07/19/35(e)	5,923,954
2,072,189	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.36%, 11/19/35(e)	1,641,164

Old Westbury Funds, Inc.
Global OPPORTUNITIES Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,668,289	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.26%, 11/19/35(e)	$4,379,551
4,480,858	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.40%, 04/19/36(e)	3,721,067
5,832,133	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.35%, 02/25/37(e)	2,309,704
2,386,524	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.92%, 01/25/35(e)	2,128,718
3,656,244	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.74%, 05/25/35(e)	2,766,801
3,937,266	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.81%, 10/25/35(e)	3,582,588
2,353,853	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,988,701
3,985,078	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	3,845,798
4,278,758	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.05%, 01/25/36(e)	3,557,723
5,207,841	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,674,060
663,792	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.40%, 11/19/36(e)	424,393
4,820,161	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.46%, 10/25/35(e)	3,447,051
3,100,456	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.24%, 04/25/37(e)	2,042,747
2,521,409	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.37%, 12/25/36(e)	1,754,623
3,428,283	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.91%, 04/25/47(e)	2,413,561
8,333,365	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.30%, 05/25/37(e)	3,975,971
2,515,583	Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A1, 6.00%, 08/25/37	2,239,250
4,085,514	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.52%, 09/25/36(e)	3,411,648

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,771,468	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.89%, 06/25/36(e)	$3,911,576
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.27%, 01/25/37(e)	4,551,856
5,487,709	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.25%, 03/25/37(e)	3,540,134
1,634,492	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.79%, 04/25/35(e)	1,421,000
3,118,116	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	2,770,943
1,787,926	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(f)	1,460,630
522,635	Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.63%, 03/25/35(e)	400,935
3,249,393	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.40%, 07/25/35(e)	2,345,227
3,732,337	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	3,090,155
3,268,324	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.09%, 02/25/36(e)	2,302,910
10,042,181	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,847,347
4,054,457	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,698,413
6,076,078	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.42%, 06/25/46(e)	2,392,024
3,742,869	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	2,602,470
2,483,170	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,722,436
772,856	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	504,902
2,987,732	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.52%, 04/25/37(e)	1,378,169
3,962,346	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,369,048

Old Westbury Funds, Inc.
Global OPPORTUNITIES Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,037,132	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	$1,991,226
3,791,658	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.29%, 11/25/35(e)	2,809,309
890,689	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	805,373
2,481,369	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	2,094,749
6,096,240	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	5,384,287
2,012,639	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.63%, 05/25/35(e)	1,446,219
10,885,006	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.07%, 08/25/35(e)	9,145,290
6,901,875	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.51%, 10/25/35(e)	4,712,364
11,790,248	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.90%, 02/25/36(e)	9,099,406
7,717,421	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 5.16%, 10/25/36(e)	4,711,572
13,845,712	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.60%, 10/25/36(e)	11,827,182
5,483,850	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.41%, 05/25/37(e)	3,198,764
1,247,363	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	1,217,185
2,153,358	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.53%, 04/25/37(e)	1,562,268
1,462,403	Wamu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.59%, 12/25/35(e)	1,424,676
2,100,739	Wamu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.58%, 01/25/36(e)	2,037,815
1,155,560	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.83%, 09/25/36(e)	840,918
737,508	WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.37%, 11/25/36(e)	609,580

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,346,363	Wamu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 4.37%, 08/25/46(e)	$1,076,792
4,502,361	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	3,347,446
10,000,567	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	7,679,132
6,991,560	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,768,645
5,450,508	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	4,520,111
2,560,265	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.75%, 07/25/36(e)	2,258,861
3,475,328	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.73%, 07/25/36(e)	2,750,876
2,509,814	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 5.20%, 09/25/36(e)	1,998,947
2,983,430	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.45%, 12/25/36(e)	2,828,416
2,324,353	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.84%, 04/25/36(e)	2,027,304
2,410,084	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	2,197,644
3,014,816	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	2,735,027
1,968,692	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,825,222
804,274	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	745,679
1,960,662	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.08%, 11/25/37(e)	1,575,625

		519,628,905

Total Non-Agency Mortgage-Backed Securities (Cost $509,720,220)		519,628,905

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 5.6%

Federal Home Loan Bank — 5.6%
$20,000,000	0.01%, 08/01/11(n)	$20,000,000
10,000,000	0.02%, 08/17/11(n)	9,999,911
50,000,000	0.01%, 08/29/11(n)	49,999,611
110,000,000	0.01%, 09/01/11(n)	109,999,053
47,000,000	0.01%, 09/09/11(n)	46,997,064
33,000,000	0.06%, 09/26/11(n)	32,996,920

		269,992,559

Total U.S. Government Agencies (Cost $269,992,559)		269,992,559

U.S. GOVERNMENT SECURITIES — 4.0%

U.S. Treasury Bills — 4.0%
54,500,000	0.04%, 08/04/11(n)	54,499,735
20,000,000	0.01%, 08/04/11(n)	19,999,983
50,000,000	0.01%, 08/11/11(n)	49,999,861
57,500,000	0.02%, 08/11/11(n)	57,499,628
10,000,000	0.04%, 08/25/11(n)	9,999,667

		191,998,874

Total U.S. Government Securities (Cost $191,998,874)		191,998,874

MUNICIPAL BONDS — 0.2%

California — 0.2%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,215,360
420,000	State of California Build America Bonds GO, 6.65%, 03/01/22	481,068
175,000	State of California Build America Bonds GO, 7.55%, 04/01/39	215,059
1,695,000	State of California Build America Bonds GO, 7.63%, 03/01/40	2,093,325
625,000	State of California Various Purpose GO, OID, 5.25%, 03/01/30	653,050
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,180,428
520,000	State of California Various Purpose GO, OID, 5.50%, 03/01/40	540,878

		7,379,168

Principal Amount		Value

Michigan — 0.0%
$125,000	City of Detroit GO, OID, 4.50%, 11/01/23	$126,883

Total Municipal Bonds (Cost $6,687,617)		7,506,051

Shares

CASH SWEEP — 2.5%

UNITED STATES — 2.5%
120,871,811	Citibank - US Dollars on Deposit in Custody Account, 0.02%(o)	120,871,811

Total Cash Sweep (Cost $120,871,811)		120,871,811

		Value

TOTAL INVESTMENTS — 103.2% (Cost $4,799,744,696)(a)		$4,952,331,588

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(154,078,751)

NET ASSETS — 100.0%		$4,798,252,837

Contracts

SECURITIES SOLD SHORT — (1.5)%
(1,200,000)	Australia & New Zealand Banking Group Ltd.	(27,460,580)
(340,000)	Commonwealth Bank of Australia	(18,403,511)
(550,000)	National Australia Bank Ltd.	(14,501,507)
(575,000)	Westpac Banking Corp.	(12,899,200)

Total Securities Sold Short (Proceeds received $(75,803,606))		(73,264,798)

Contracts		Value

CALL OPTIONS WRITTEN — (0.4)%
(7,600)	AT&T, Inc., Strike $27.50, Expires 01/19/13	(2,318,000)
(10,500)	Cisco Systems, Inc., Strike $15.00, Expires 01/19/13	(3,024,000)
(15,000)	Cisco Systems, Inc., Strike $17.50, Expires 01/21/12	(1,125,000)
(3,475)	Microsoft Corp., Strike $22.50, Expires 01/19/13	(2,085,000)
(12,000)	Microsoft Corp., Strike $22.50, Expires 01/21/12	(6,300,000)
(4,000)	Microsoft Corp., Strike $25.00, Expires 01/21/12	(1,300,000)
(5,278)	News Corp., Strike $15.00, Expires 01/19/13	(1,636,180)

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Contracts		Value

(256)	Pfizer, Inc., Strike $15.00, Expires 01/21/12	$(111,360)

Total Call Options Written (Premiums received $(22,888,749))		(17,899,540)

PUT OPTIONS WRITTEN — (5.6)%
(3,323)	SX5E Index, Strike $2,708.00, Expires 06/15/12	(10,000,000)
(5,140)	CAC 40 Index, Strike $3,447.81, Expires 09/21/12	(21,643,858)
(4,942)	CAC 40 Index, Strike $3,757.83, Expires 02/17/12	(21,477,383)
(200,000)	SPX/TWSE Index, Strike $92.50, Expires 12/21/12	(20,000,000)
(2,320)	TWSE Index, Strike $7,033.84, Expires 09/03/12	(20,745,067)
(65,156)	TWSE Index, Strike $7,081.32, Expires 10/08/12	(20,915,247)
(48,394)	TWSE Index, Strike $7,121.33, Expires 10/22/12	(15,669,531)
(63,635)	TWSE Index, Strike $7,121.83, Expires 09/11/12	(19,793,459)
(2,286)	TWSE Index, Strike $7,240.25, Expires 09/18/13	(31,901,108)
(31,722)	TWSE Index, Strike $7,375.35, Expires 12/21/12	(9,946,839)
(4,591)	TWSE Index, Strike $7,602.05, Expires 12/19/12	(39,999,975)
(5,076)	SX5E Index, Strike $2,751.03, Expires 02/17/12	(16,194,770)
(6,519)	SX5E Index, Strike $2,860.91, Expires 02/17/12	(21,945,413)

Total Put Options Written (Premiums received $(258,593,015))		(270,232,650)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)

250	Euro STOXX 50, September 2011	$(409,547)
260	FTSE 100 Index, September 2011	25,607
169	NASDAQ 100 Index, September 2011	2,077,010
3,835	S&P 500 E-Mini Futures, September 2011	4,256,850

	Net unrealized appreciation	$5,949,920

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (PURCHASED)

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $30,000,000)(c)	$(1,484,529)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $10,000,000)(c)	(500,624)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $10,000,000)(c)	(503,863)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 01/04/16 (Underlying notional amount $10,000,000)(c)	(500,059)

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 04/01/16 (Underlying notional amount $10,000,000)(c)	$(521,857)

$(3,510,932)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount $50,000)(c)	$(651,044)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount $50,000)(c)	(639,821)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(c)	(337,094)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount $50,000)(c)	(521,630)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 24.30 and receiving variance of the S&P 500 Index under the target volatility of 24.30, expiring 12/21/12 (Underlying notional amount $250,000)	$69,970
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 24.50 and receiving variance of the S&P 500 Index under the target volatility of 24.50, expiring 12/21/12 (Underlying notional amount $250,000)	154,550
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 24.80 and receiving variance of the S&P 500 Index under the target volatility of 24.80, expiring 12/16/11 (Underlying notional amount $250,000)	1,461,824
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/20/13 (Underlying notional amount $250,000)	(96,707)
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 25.08 and receiving variance of the S&P 500 Index under the target volatility of 25.08, expiring 12/21/12 (Underlying notional amount $250,000)	249,220
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 28.50 and receiving variance of the S&P 500 Index under the target volatility of 28.50, expiring 12/20/13 (Underlying notional amount $250,000)	1,048,001
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 30.30 and receiving variance of the S&P 500 Index under the target volatility of 30.30, expiring 12/20/13 (Underlying notional amount $250,000)	1,498,237

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/13 (Underlying notional amount $250,000)	$1,648,866
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/13 (Underlying notional amount $250,000)	1,653,465
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)	1,406,774
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,450,261
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,643,360
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)	1,326,660
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/20/13 (Underlying notional amount $500,000)	4,550,683

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 36.00 and receiving variance of the S&P 500 Index under the target volatility of 36.00, expiring 12/18/15 (Underlying notional amount $250,000)	$2,049,033
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/16/11 (Underlying notional amount $50,000)(c)	(624,332)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)(c)	(762,696)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)(c)	(599,929)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	(1,187,403)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 56% and receiving an amount if the realized correlation ratio is under 56%, expiring 12/09/11 (Underlying notional amount JPY 4,675,000)(c)	(648,326)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 59% and receiving an amount if the realized correlation ratio is under 59%, expiring 12/09/11 (Underlying notional amount JPY 4,625,000)(c)	(467,541)

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 63% and receiving an amount if the realized correlation ratio is under 63%, expiring 12/09/11 (Underlying notional amount JPY 4,525,000)(c)	$(232,441)
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.00 and receiving variance of the S&P 500 Index under the target volatility of 23.00, expiring 12/16/11 (Underlying notional amount $250,000)	915,988
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.60 and receiving variance of the S&P 500 Index under the target volatility of 23.60, expiring 12/16/11 (Underlying notional amount $250,000)	1,186,911
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.90 and receiving variance of the S&P 500 Index under the target volatility of 23.90, expiring 12/21/12 (Underlying notional amount $250,000)	259,295
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.00 and receiving variance of the S&P 500 Index under the target volatility of 24.00, expiring 12/16/11 (Underlying notional amount $250,000)	1,115,805
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.35 and receiving variance of the S&P 500 Index under the target volatility of 24.35, expiring 12/16/11 (Underlying notional amount $250,000)	1,351,169
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/16/11 (Underlying notional amount $250,000)	1,367,755

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.90 and receiving variance of the S&P 500 Index under the target volatility of 24.90, expiring 12/16/11 (Underlying notional amount $250,000)	$1,482,757
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.05 and receiving variance of the S&P 500 Index under the target volatility of 25.05, expiring 12/21/11 (Underlying notional amount $250,000)	578,910
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/16/11 (Underlying notional amount $250,000)	1,514,105
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/16/11 (Underlying notional amount $500,000)	3,041,434
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 26.10 and receiving variance of the S&P 500 Index under the target volatility of 26.10, expiring 12/16/11 (Underlying notional amount $250,000)	1,495,934
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 27.40 and receiving variance of the S&P 500 Index under the target volatility of 27.40, expiring 12/20/13 (Underlying notional amount $250,000)	847,866
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 27.50 and receiving variance of the S&P 500 Index under the target volatility of 27.50, expiring 12/20/13 (Underlying notional amount $250,000)	885,324

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 28.90 and receiving variance of the S&P 500 Index under the target volatility of 28.90, expiring 12/18/15 (Underlying notional amount $250,000)	$582,441
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.50 and receiving variance of the S&P 500 Index under the target volatility of 30.50, expiring 12/20/13 (Underlying notional amount $500,000)	3,252,629
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.75 and receiving variance of the S&P 500 Index under the target volatility of 30.75, expiring 12/20/13 (Underlying notional amount $250,000)	1,603,915
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.75 and receiving variance of the S&P 500 Index under the target volatility of 30.75, expiring 12/20/13 (Underlying notional amount $500,000)	3,227,624
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/19 (Underlying notional amount $250,000)	334,974
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/20/13 (Underlying notional amount $500,000)	3,461,386
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.50 and receiving variance of the S&P 500 Index under the target volatility of 31.50, expiring 12/18/15 (Underlying notional amount $500,000)	2,365,414

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.50 and receiving variance of the S&P 500 Index under the target volatility of 31.50, expiring 12/20/13 (Underlying notional amount $250,000)	$1,763,871
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.75 and receiving variance of the S&P 500 Index under the target volatility of 31.75, expiring 12/18/15 (Underlying notional amount $250,000)	1,230,848
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/18/15 (Underlying notional amount $500,000)	3,023,043
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $500,000)	3,035,189
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.25 and receiving variance of the S&P 500 Index under the target volatility of 33.25, expiring 12/18/15 (Underlying notional amount $500,000)	3,132,409
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.50 and receiving variance of the S&P 500 Index under the target volatility of 33.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,615,142
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.50 and receiving variance of the S&P 500 Index under the target volatility of 33.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,624,167

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $250,000)	$1,705,908
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.25 and receiving variance of the S&P 500 Index under the target volatility of 34.25, expiring 12/18/15 (Underlying notional amount $250,000)	1,756,207
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.50 and receiving variance of the S&P 500 Index under the target volatility of 34.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,834,413
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 35.50 and receiving variance of the S&P 500 Index under the target volatility of 35.50, expiring 12/18/15 (Underlying notional amount $100,000)	806,497
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.35 and receiving variance of the S&P 500 Index under the target volatility of 36.35, expiring 12/20/19 (Underlying notional amount $500,000)	2,727,904
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.50 and receiving variance of the S&P 500 Index under the target volatility of 36.50, expiring 12/21/12 (Underlying notional amount $300,000)	2,921,202
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 37.00 and receiving variance of the S&P 500 Index under the target volatility of 37.00, expiring 12/20/19 (Underlying notional amount $250,000)	1,470,080

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5 and receiving variance of the S&P 500 Index under the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount $100,000)	$1,294,503
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(4,923,882)
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 14.60% and receiving variance if the realized volatility is under 14.60% based on USD/JPY spot foreign exchange rate volatility, expiring 04/25/13 (Underlying notional amount $500,000)(c)	365,000
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 14.85% and receiving variance if the realized volatility is under 14.85% based on USD/JPY spot foreign exchange rate volatility, expiring 04/23/13 (Underlying notional amount $500,000)(c)	480,000
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 15.40% and receiving variance if the realized volatility is under 15.40% based on USD/JPY spot foreign exchange rate volatility, expiring 04/17/14 (Underlying notional amount $500,000)(c)	290,000
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 15.60% and receiving variance if the realized volatility is under 15.60% based on USD/JPY spot foreign exchange rate volatility, expiring 04/10/14 (Underlying notional amount $500,000)(c)	390,000

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.00 and receiving variance of the S&P 500 Index under the target volatility of 23.00, expiring 12/16/11 (Underlying notional amount $250,000)	$914,216
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.40 and receiving variance of the S&P 500 Index under the target volatility of 23.40, expiring 12/16/11 (Underlying notional amount $250,000)	990,761
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.70 and receiving variance of the S&P 500 Index under the target volatility of 23.70, expiring 12/16/11 (Underlying notional amount $250,000)	1,193,054
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.70 and receiving variance of the S&P 500 Index under the target volatility of 23.70, expiring 12/16/11 (Underlying notional amount $250,000)	1,185,674
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.95 and receiving variance of the S&P 500 Index under the target volatility of 23.95, expiring 12/21/12 (Underlying notional amount $250,000)	(35,633)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.00 and receiving variance of the S&P 500 Index under the target volatility of 24.00, expiring 12/21/12 (Underlying notional amount $250,000)	(207,491)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.00 and receiving variance of the S&P 500 Index under the target volatility of 24.00, expiring 12/21/12 (Underlying notional amount $250,000)	(242,783)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.00 and receiving variance of the S&P 500 Index under the target volatility of 24.00, expiring 12/21/12 (Underlying notional amount $250,000)	$(109,212)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.25 and receiving variance of the S&P 500 Index under the target volatility of 24.25, expiring 12/21/12 (Underlying notional amount $250,000)	(194,075)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/16/11 (Underlying notional amount $250,000)	1,354,443
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/21/12 (Underlying notional amount $250,000)	42,307
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.50 and receiving variance of the S&P 500 Index under the target volatility of 24.50, expiring 12/16/11 (Underlying notional amount $250,000)	1,366,938
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.50 and receiving variance of the S&P 500 Index under the target volatility of 24.50, expiring 12/21/12 (Underlying notional amount $250,000)	(75,552)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.60 and receiving variance of the S&P 500 Index under the target volatility of 24.60, expiring 12/21/12 (Underlying notional amount $250,000)	78,700

Old Westbury Funds, Inc.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.70 and receiving variance of the S&P 500 Index under the target volatility of 24.70, expiring 12/16/11 (Underlying notional amount $250,000)	$1,405,607
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.75 and receiving variance of the S&P 500 Index under the target volatility of 24.75, expiring 12/21/12 (Underlying notional amount $250,000)	98,013
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/16/11 (Underlying notional amount $250,000)	1,488,806
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/16/11 (Underlying notional amount $250,000)	1,280,105
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/20/13 (Underlying notional amount $250,000)	(115,651)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/21/12 (Underlying notional amount $250,000)	65,990
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.175 and receiving variance of the S&P 500 Index under the target volatility of 25.175, expiring 12/16/11 (Underlying notional amount $250,000)	1,515,365

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.40 and receiving variance of the S&P 500 Index under the target volatility of 25.40, expiring 12/21/12 (Underlying notional amount $250,000)	$193,830
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.50 and receiving variance of the S&P 500 Index under the target volatility of 25.50, expiring 12/21/12 (Underlying notional amount $250,000)	168,100
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.90 and receiving variance of the S&P 500 Index under the target volatility of 31.90, expiring 12/20/19 (Underlying notional amount $250,000)	525,699
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.50 and receiving variance of the S&P 500 Index under the target volatility of 32.50, expiring 12/18/15 (Underlying notional amount $250,000)	1,381,480
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	1,473,872
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.25 and receiving variance of the S&P 500 Index under the target volatility of 33.25, expiring 12/20/19 (Underlying notional amount $200,000)	628,807
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 23.85 and receiving variance of the S&P 500 Index under the target volatility of 23.85, expiring 12/21/12 (Underlying notional amount $250,000)	(170,231)

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 24.25 and receiving variance of the S&P 500 Index under the target volatility of 24.25, expiring 12/21/12 (Underlying notional amount $250,000)	$(70,309)
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/17/12 (Underlying notional amount $250,000)	99,350
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/21/12 (Underlying notional amount $250,000)	195,600
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/21/12 (Underlying notional amount $250,000)	8,765
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 25.30 and receiving variance of the S&P 500 Index under the target volatility of 25.30, expiring 12/21/12 (Underlying notional amount $250,000)	141,749

$87,432,371

At July 31, 2011, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $15,375,000 or 0.32% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/11 Carrying Value Per Unit

$8,425,039	Integra LifeSciences Holdings Corp., Cnv., 06/01/12	06/16/09	$99.75
$12,125,000	Shengdatech, Inc., Cnv.	01/19/11	$45.00

(a)	Cost for federal income tax purposes is $4,800,979,601 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$297,837,379
Unrealized depreciation	(146,485,392)

Net unrealized appreciation	$151,351,987

(b)	Non-income producing security.

(c)	This security is considered either fully or partially illiquid.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $7,695,848, which is 0.16% of net assets.

(e)	Variable rate security. Rate shown is the rate as of July 31, 2011.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value is $546,011,515, which is 11.38% of net assets.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Principal amount denoted in Singapore Dollars.

(j)	Zero coupon bond. The rate represents the yield at time of purchase.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(l)

Security is a fully principal/notional funded Total Return swap with JPMorgan Chase Bank, N.A. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.

(m)	Principal amount denoted in Euros.

(n)	The rate represents the annualized yield at time of purchase.

(o)	The rate shown is the current yield as of July 31, 2011.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	1.3%
Banks	0.6%
Collateralized Mortgage Obligations	10.8%
Consumer Discretionary	12.1%
Consumer Staples	2.4%
Diversified Financials	2.3%
Energy	6.3%
Government Bonds	10.8%
Health Care	5.5%
Industrials	7.8%
Information Technology	7.9%
Insurance	0.7%
Materials	3.3%
Municipal Bonds	0.2%
Real Estate	1.8%
Telecommunication Services	6.4%
U.S. Government and Agency Securities	9.6%
Utilities	1.9%
Other*	8.3%

Total	100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS	July 31, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 18.0%

AUSTRALIA — 2.4%
Industrials — 2.4%
15,000,000	Boart Longyear Group(b)	$66,739,889

CANADA — 2.7%
Materials — 2.7%
2,000,000	Harry Winston Diamond Corp.(b)(d)	31,147,627
3,000,000	Harry Winston Diamond Corp.(b)(d)	46,710,000

		77,857,627

GREECE — 0.1%
Energy — 0.1%
303,091	StealthGas, Inc.(b)(d)	1,385,126

THAILAND — 2.6%
Energy — 2.6%
3,000,000	Banpu Public Co. Ltd. - NVDR(b)	73,629,505

UNITED STATES — 10.2%
Energy — 2.0%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
1,000,000	Peabody Energy Corp.	57,470,000
122,384	Vertex Energy, Inc.(b)	416,106

		57,886,106

Industrials — 0.3%
400,000	Arkansas Best Corp.	9,624,000

Materials — 7.9%
1,766,000	Monsanto Co.	129,765,680
6,000,000	Steel Dynamics, Inc.(b)	93,720,000

		223,485,680

		290,995,786

Total Common Stocks (Cost $543,354,639)		510,607,933

PREFERRED STOCKS — 0.0%
Energy — 0.0%
418,619	Vertex Energy, Inc., Series A, Cnv.(b)(d)(e)	0

Total Preferred Stocks (Cost $3,482,025)		0

RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)(d)(e)	1

Total Rights/Warrants (Cost $1)		1

Number of Coins		Value

COLLECTIBLE COINS — 2.0%

UNITED STATES — 2.0%
710	Various Collectible Coins and Sets of Coins(b)	$56,369,516

Total Collectible Coins (Cost $57,020,196)		56,369,516

Fine Troy Ounces

COMMODITIES — 5.4%
UNITED STATES — 5.4%
60,175	Gold Bullion	97,956,919
31,936	Platinum	56,861,968

Total Commodities (Cost $101,702,619)		154,818,887

Contracts

CALL OPTIONS PURCHASED — 0.2%

Commodities — 0.2%
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	709,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	697,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	772,200
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	813,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	901,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	1,065,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	1,209,000

Total Call Options Purchased (Cost $11,963,000)		6,168,600

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES — 3.7%

UNITED STATES — 3.7%
$9,450,000		SLM Student Loan Trust, Series 2002-7, Class A10, 1.69%, 03/15/28(f)	$9,261,000
23,750,000		SLM Student Loan Trust, Series 2002-7, Class A11, 1.69%, 03/15/28(f)	23,275,000
2,650,000		SLM Student Loan Trust, Series 2002-7, Class A6, 1.69%, 03/15/28(f)	2,597,000
9,950,000		SLM Student Loan Trust, Series 2002-7, Class A7, 1.69%, 03/15/28(f)	9,751,000
11,650,000		SLM Student Loan Trust, Series 2002-7, Class A8, 1.69%, 03/15/28(f)	11,417,000
5,800,000		SLM Student Loan Trust, Series 2002-7, Class A9, 1.69%, 03/15/28(f)	5,684,000
3,350,000		SLM Student Loan Trust, Series 2003-2, Class A6, 1.69%, 09/15/28(f)	3,241,125
16,850,000		SLM Student Loan Trust, Series 2003-2, Class A7, 1.69%, 09/15/28(f)	16,428,750
9,000,000		SLM Student Loan Trust, Series 2003-2, Class A8, 1.69%, 09/15/28(f)	8,775,000
11,550,000		SLM Student Loan Trust, Series 2003-2, Class A9, 1.69%, 09/15/28(f)	11,261,250
4,000,000		SLM Student Loan Trust, Series 2003-5, Class A9, 1.69%, 06/17/30(f)	3,884,000

Total Asset-Backed Securities (Cost $104,234,095)			105,575,125

CORPORATE BONDS — 0.1%

UNITED STATES — 0.1%
Banks — 0.1%
2,248,000		JPMorgan Chase & Co., 0.50%, 12/26/12(f)	2,258,446

Diversified Financials — 0.0%
1,015,000		General Electric Capital Corp., 0.25%, 12/21/12(f)	1,015,469

Total Corporate Bonds (Cost $3,273,602)			3,273,915

GOVERNMENT BONDS — 2.7%
AUSTRALIA — 2.7%
40,000,000	(g)	Australia Government Bond, 5.92%, 08/20/20	75,990,972

Total Government Bonds (Cost $64,594,931)			75,990,972

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 43.8%

Fannie Mae — 0.9%
$24,900,000	0.02%, 08/22/11(h)	$24,899,710

Federal Home Loan Bank — 42.3%
29,000,000	0.01%, 08/03/07(h)	28,999,989
80,000,000	0.01%, 08/01/11(h)	80,000,000
10,000,000	0.02%, 08/01/11(h)	10,000,000
74,500,000	0.04%, 08/04/11(h)	74,499,752
2,000,000	0.00%, 08/08/11(h)	2,000,000
50,000,000	0.02%, 08/08/11(h)	49,999,806
59,000,000	0.02%, 08/17/11(h)	58,999,476
25,000,000	0.01%, 08/19/11(h)	24,999,875
15,000,000	0.03%, 08/22/11(h)	14,999,990
100,000,000	0.03%, 08/22/11(h)	99,998,250
33,000,000	0.01%, 08/24/11(h)	32,999,789
6,000,000	0.01%, 08/26/11(h)	5,999,958
75,000,000	0.01%, 08/29/11(h)	74,999,417
10,000,000	0.01%, 09/01/11(h)	9,999,990
375,000,000	0.01%, 09/01/11(h)	374,996,770
75,000,000	0.02%, 09/07/11(h)	74,998,458
12,000,000	0.03%, 09/13/11(h)	11,999,642
10,000,000	0.01%, 09/14/11(h)	9,999,878
140,000,000	0.02%, 09/16/11(h)	139,997,317
16,000,000	0.03%, 09/19/11(h)	15,999,347
8,000,000	0.03%, 09/21/11(h)	7,999,660

		1,204,487,364

Freddie Mac — 0.6%
12,210,000	0.03%, 08/08/11(h)	12,209,941
4,800,000	0.02%, 08/22/11(h)	4,799,944

		17,009,885

Total U.S. Government Agencies (Cost $1,246,396,958)		1,246,396,959

U.S. GOVERNMENT SECURITIES — 19.5%

U.S. Treasury Bills — 12.2%
15,000,000	0.04%, 08/04/11(h)	14,999,987
35,000,000	0.05%, 08/04/11(h)	34,999,863
10,000,000	0.12%, 08/04/11(h)	9,999,900
45,000,000	0.02%, 08/11/11(h)	44,999,875
95,400,000	0.02%, 08/11/11(h)	95,399,470
74,500,000	0.04%, 08/11/11(h)	74,499,172
61,000,000	0.04%, 08/25/11(h)	60,998,373
10,000,000	0.05%, 08/25/11(h)	9,999,667

		345,896,307

U.S. Treasury Notes — 7.3%
101,875,000	2.13%, 01/15/19(i)	125,303,132

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

U.S. Treasury Notes (continued)
$72,200,000	1.25%, 07/15/20(i)	$81,931,998

		207,235,130

Total U.S. Government Securities (Cost $534,982,448)		553,131,437

Shares

CASH SWEEP — 0.3%
9,630,855	Citibank - US Dollars on Deposit in Custody Account, 0.02%(j)	9,630,855

Total Cash Sweep (Cost $9,630,855)		9,630,855

TOTAL INVESTMENTS — 95.7% (Cost $2,680,635,369)(a)		2,721,964,200
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.3%		122,320,563

NET ASSETS — 100.0%		$2,844,284,763

Contracts		Value

PUT OPTIONS WRITTEN — (0.7)%

Commodities — (0.7)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(487,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(482,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(478,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	(475,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(484,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(535,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(563,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(1,622,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(1,607,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	(1,588,000)

Contracts		Value

Commodities (continued)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13	$(1,573,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13	(1,588,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13	(1,708,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13	(1,763,600)
(1,000)	NYB-ICE Cotton No. 2 Futures, Strike $100.00, Expiring 12/21/11(b)	(4,150,000)

		(19,108,200)

Total Put Options Written (Premiums received $(14,078,000))		(19,108,200)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

300	London Metal Exchange Nickel, September 2011	$2,393,880
2,050	NYB-ICE Coffee, September 2011	20,961,628
3,877	Chicago Board of Trade Corn, December 2011	(6,292,720)
600	COMEX Gold, December 2011	(780,000)
1,200	London Metal Exchange Lead, December 2011	462,737
738	London Metal Exchange Nickel, December 2011	11,844,032
800	London Metal Exchange Copper, December 2012	(14,252,500)

	Net unrealized appreciation	$14,337,057

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

110	Intercontinental Exchange Richards Bay Coal, July 2011	$237,750
110	Intercontinental Exchange Richards Bay Coal, August 2011	468,750
615	London Metal Exchange Copper, August 2011	15,802,925
3,877	Chicago Board of Trade Corn, September 2011	2,434,152
110	Intercontinental Exchange Richards Bay Coal, September 2011	622,750

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation/ (Depreciation)

300	London Metal Exchange Nickel, September 2011	$(4,350,600)
8,200	NYSE Liffe Coffee, September 2011	(32,798,913)
110	Intercontinental Exchange Richards Bay Coal, October 2011	699,750
814	New York Mercantile Exchange Platinum, October 2011	1,765,350
110	Intercontinental Exchange Richards Bay Coal, November 2011	776,750
110	Intercontinental Exchange Richards Bay Coal, December 2011	870,250
200	London Metal Exchange Copper, December 2011	(689,988)
1,200	London Metal Exchange Lead, December 2011	9,308,863
738	London Metal Exchange Nickel, December 2011	1,209,375
1,700	NYB-ICE Cotton No. 2, December 2011	(16,561,248)
600	New York Mercantile Exchange WTI Crude Oil, December 2011	(1,692,000)
2400	New York Mercantile Exchange Natural Gas, January 2012	(3,786,000)

	Net unrealized depreciation	$(25,682,083)

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade Corn Index (“CBOT”) paying a fixed amount per bushel and receiving the closing settlement price of CBOT September 2011 Corn Futures contracts on the termination date, expiring 08/29/11 (Underlying notional amount $35,825)	$(8,375,223)

Unrealized Depreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2011 EUA Futures contracts on the termination date, expiring 12/19/11 (Underlying notional amount Euro 12,580,000)	$(2,993,858)

$(11,369,081)

Unrealized Depreciation

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade Corn Index (“CBOT”) receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2011 Corn Futures contracts on the termination date, expiring 11/28/11 (Underlying notional amount $49,649,985)	$(1,619,972)

At July 31, 2011, the Real Return Fund held investments in restricted and illiquid securities with a cost of $19,527,013 and aggregate value of $0, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/11 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $2,680,635,369 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$113,529,321
Unrealized depreciation	(72,200,490)

Net unrealized appreciation	$41,328,831

(b)	This security is considered either fully or partially illiquid.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(d)	Non-income producing security.

(e)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $23,009,039 and the aggregate value is zero.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2011
(Unaudited)

(f)	Variable rate security. Rate shown is the rate as of July 31, 2011.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	The rate represents the annualized yield at time of purchase.

(i)	Inflation protected security. Principal amount reflects original security face amount.

(j)	The rate shown is the current yield as of July 31, 2011.

Cnv. — Convertible
ICE — Intercontinental Exchange
NYB — New York Board of Trade
NVDR — Non-Voting Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	3.7%
Banks	0.1%
Collectible Coins	2.0%
Commodities	5.4%
Diversified Financials	0.0%
Energy	4.7%
Government Bonds	2.7%
Industrials	2.7%
Materials	10.6%
U.S. Government and Agency Securities	63.3%
Other*	4.8%

Total	100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2011 (Unaudited)

Principal Amount		Value

CORPORATE BONDS — 36.4%

Banks — 9.4%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,972,189
50,000	Bank of America Corp., 3.63%, 03/17/16	50,204
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,093,171
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	587,698
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,035,689
9,000	Citigroup, Inc., 5.13%, 05/05/14	9,655
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,707,336
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,261,890
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,132,240
2,340,000	Credit Suisse New York, 3.50%, 03/23/15	2,435,940
1,125,000	Deutsche Bank AG, 3.45%, 03/30/15	1,166,591
50,000	Deutsche Bank AG, 3.25%, 01/11/16	51,147
1,045,000	European Investment Bank, 1.25%, 02/14/14	1,058,600
7,070,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,390,243
1,235,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,283,030
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,241,210
8,000	Wachovia Corp., 5.30%, 10/15/11	8,068
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,171,807

		42,656,708

Banks-Netherlands — 1.3%
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,066,606

Banks-United Kingdom — 0.3%
500,000	Bank of England, 1.38%, 03/07/14(b)	508,014
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	1,011,493

		1,519,507

Principal Amount		Value

Consumer Discretionary — 0.5%
$1,000,000	Cornell University, 4.35%, 02/01/14	$1,084,650
200,000	Dartmouth College, 4.75%, 06/01/19	219,419
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,096,767

		2,400,836

Consumer Staples — 2.0%
1,050,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,054,868
1,885,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,034,758
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,605,039
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,030,571
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	616,324
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,501,208

		8,842,768

Diversified Financials — 9.7%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,906
3,010,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,353,254
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,020,136
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,866
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,043,680
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	43,694
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,737,913
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,536,778
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	2,239,248
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	506,325
3,000,000	FIH Erhvervsbank A/S, 2.45%, 08/17/12(b)	3,059,283
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,138,348
1,500,000	Ford Credit Auto Owner Trust, 4.21%, 04/15/16(b)	1,524,818
950,000	General Electric Capital Corp, 3.50%, 06/29/15	1,003,708

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011 (Unaudited)

Principal Amount		Value

Diversified Financials (continued)
$1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	$1,012,193
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,282,343
425,000	General Electric Capital Corp., 1.88%, 09/16/13	430,501
3,165,000	General Electric Capital Corp., 2.10%, 01/07/14	3,237,998
10,000	General Electric Capital Corp., 5.38%, 10/20/16	11,231
4,623,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,871,324
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,053,165
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	10,926
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,037,029
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,038,126
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,659,466
50,000	PNC Funding Corp., 3.63%, 02/08/15	52,992
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,051,616
1,775,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	1,845,144

		43,854,011

Energy — 1.5%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,877,135
4,295,000	Shell International Finance BV, 4.00%, 03/21/14	4,640,687
90,000	Shell International Finance BV, 3.10%, 06/28/15	96,045

		6,613,867

Health Care — 4.4%
820,000	Celgene Corp., 2.45%, 10/15/15	830,212
570,000	Express Scripts, Inc., 6.25%, 06/15/14	640,544
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,127,407
500,000	McKesson Corp., 6.50%, 02/15/14	564,585
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	511,774

Principal Amount		Value

Health Care (continued)
$29,000	Medtronic, Inc., 3.00%, 03/15/15	$30,663
1,500,000	Novartis Capital Corp., 4.13%, 02/10/14	1,623,759
2,595,000	Pfizer, Inc., 5.35%, 03/15/15	2,956,400
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	5,020,287
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,037,464
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	530,530
2,008,000	Wyeth, 5.50%, 02/01/14	2,243,271

		20,116,896

Industrials — 0.7%
1,200,000	Nomura Holdings, Inc., 5.00%, 03/04/15	1,276,452
1,761,000	Tyco International Finance SA, 3.38%, 10/15/15	1,844,406
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	86,684

		3,207,542

Information Technology — 1.1%
3,150,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,203,115
930,000	International Business Machines Corp., 2.10%, 05/06/13	954,241
600,000	International Business Machines Corp., 1.95%, 07/22/16	601,471
25,000	Texas Instruments, Inc., 2.38%, 05/16/16	25,612

		4,784,439

Insurance — 2.7%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	527,950
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,514,975
3,795,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	4,017,133
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,195,757

		12,255,815

Materials — 1.8%
630,000	Airgas, Inc., 2.85%, 10/01/13	647,958

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011 (Unaudited)

Principal Amount		Value

Materials (continued)
$630,000	Airgas, Inc., 4.50%, 09/15/14	$678,297
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,521,369
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,424,306
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,734,593
1,000,000	International Paper Co., 9.38%, 05/15/19	1,322,203

		8,328,726

Utilities — 1.0%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,758,499
2,475,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,500,057

		4,258,556

Total Corporate Bonds (Cost $157,289,249)		164,906,277

MUNICIPAL BONDS — 5.7%

Connecticut — 0.2%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,017,510

District Of Columbia — 0.6%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,067,820
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,425,201

		2,493,021

Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,192,327

Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	493,691

Maryland — 0.0%
110,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	114,795

Principal Amount		Value

Michigan — 0.3%
$1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	$1,104,472

Minnesota — 0.1%
605,000	Duluth Independent School District No. 709 Build America COP 4.00%, 02/01/16	647,271

New Jersey — 1.5%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,617,660
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,122,775
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.10%, 09/01/13	1,539,645
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,568,145
50,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	51,721

		6,899,946

New York — 1.4%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,683,573
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,816,546
65,000	New York State Dormitory Authority University & College Improvememts Revenue Bonds, Series G 2.83%, 03/15/16	67,404

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011 (Unaudited)

Principal Amount		Value

New York (continued)
$500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	$531,660
1,035,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,115,047

		6,214,230

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	106,213

Ohio — 0.7%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,262,056
755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	811,904

		3,073,960

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	510,425

Pennsylvania — 0.0%
175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	184,569

Total Municipal Bonds (Cost $25,079,808)		26,052,430

U.S. GOVERNMENT AGENCIES — 27.3%
Fannie Mae — 1.1%
550,000	5.00%, 08/02/12	575,517
3,750,000	5.00%, 03/02/15	4,267,553
200,000	1.63%, 10/26/15	202,402
5,814	7.50%, 08/01/25	6,776

		5,052,248

Federal Farm Credit Bank — 2.2%
1,000,000	2.00%, 01/17/12	1,008,157
1,490,000	2.13%, 06/18/12	1,513,007
400,000	4.50%, 10/17/12	419,903
1,000,000	1.88%, 12/07/12	1,019,989
500,000	1.75%, 02/21/13	509,554
5,135,000	2.63%, 04/17/14	5,389,876

Principal Amount		Value

Federal Farm Credit Bank (continued)
$105,000	3.00%, 09/22/14	$111,789
90,000	4.88%, 12/16/15	103,540

		10,075,815

Federal Home Loan Bank — 13.4%
75,000	5.75%, 08/15/11	75,031
300,000	3.75%, 09/09/11	300,754
50,000	4.25%, 11/15/11	50,586
15,000	5.63%, 11/15/11	15,235
135,000	0.30%, 11/29/11	135,049
1,200,000	5.00%, 03/09/12	1,233,794
4,625,000	1.38%, 06/08/12	4,665,325
5,030,000	3.63%, 06/08/12	5,171,444
1,075,000	4.38%, 06/08/12	1,111,807
455,000	4.88%, 06/08/12	470,960
1,400,000	5.38%, 06/08/12	1,459,844
335,000	4.63%, 08/15/12	349,795
990,000	4.50%, 09/14/12	1,034,886
660,000	5.00%, 09/14/12	693,375
145,000	4.88%, 12/14/12	153,759
925,020	5.27%, 12/28/12	971,469
50,000	3.50%, 03/08/13	52,474
1,400,000	3.88%, 03/08/13	1,477,650
955,000	5.00%, 03/08/13	1,025,114
150,000	1.00%, 03/27/13	151,461
2,000,000	3.75%, 06/14/13	2,120,476
765,000	4.25%, 06/14/13	819,082
75,000	5.38%, 06/14/13	81,871
1,500,000	1.88%, 06/21/13	1,540,400
500,000	4.38%, 09/13/13	540,538
2,690,000	5.25%, 09/13/13	2,955,775
210,000	5.50%, 12/11/13	234,029
7,695,000	3.13%, 12/13/13	8,148,436
500,000	4.00%, 12/13/13	539,726
2,065,000	4.88%, 12/13/13	2,269,914
800,000	4.88%, 06/13/14	891,960
7,825,000	5.38%, 06/13/14	8,844,660
825,000	3.25%, 09/12/14	886,057
870,000	5.25%, 09/12/14	985,742
5,220,000	4.75%, 11/14/14	5,866,283
800,000	2.75%, 12/12/14	847,514
200,000	4.50%, 02/18/15	224,811
140,000	3.50%, 03/13/15	152,069
1,000,000	2.88%, 06/12/15	1,064,089
500,000	4.88%, 06/12/15	569,710
65,000	5.00%, 12/11/15	74,975
150,000	5.00%, 12/21/15	172,541
100,000	3.50%, 12/09/16	107,641

		60,538,111

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011 (Unaudited)

Principal Amount		Value

Freddie Mac — 0.3%
$355,000	5.00%, 08/15/12	$371,635
400,000	5.00%, 11/13/14	452,219
300,000	2.88%, 02/09/15	318,735

		1,142,589

Ginnie Mae — 0.0%
57,364	8.50%, 10/15/17	64,778
421	9.00%, 02/15/20	492

		65,270

Overseas Private Investment Corp. — 2.7%
1,000,000	4.59%, 12/09/16(c)	1,158,770
9,919,379	5.14%, 12/15/23	11,180,628

		12,339,398

Private Export Funding Corp. — 5.9%
400,000	5.66%, 09/15/11(b)	400,549
425,000	4.90%, 12/15/11	432,444
510,000	5.69%, 05/15/12	531,413
12,760,000	3.55%, 04/15/13	13,419,437
1,800,000	4.97%, 08/15/13	1,956,686
4,260,000	3.05%, 10/15/14	4,543,345
1,400,000	4.95%, 11/15/15	1,601,289
3,000,000	5.00%, 12/15/16	3,480,084
500,000	2.25%, 12/15/17	499,999

		26,865,246

Small Business Administration — 1.3%
1,118,104	4.73%, 02/01/19	1,178,818
1,966,965	4.11%, 03/10/20	2,021,608
2,610,000	4.08%, 03/10/21	2,670,464

		5,870,890

Tennessee Valley Authority — 0.4%
632,000	6.79%, 05/23/12	664,872
110,000	4.75%, 08/01/13	119,119
725,000	6.25%, 12/15/17	893,294

		1,677,285

Total U.S. Government Agencies (Cost $117,760,210)		123,626,852

U.S. GOVERNMENT SECURITIES — 27.2%

U.S. Treasury Notes — 27.2%
5,436,000	2.13%, 11/30/14	5,694,634
75,000	2.63%, 02/29/16	79,852
56,380,000	2.38%, 03/31/16	59,361,995
33,740,000	3.13%, 10/31/16	36,576,252
16,101,000	4.63%, 11/15/16	18,703,582

Principal Amount		Value

U.S. Treasury Notes (continued)
$2,600,000	2.75%, 11/30/16	$2,767,375

Total U.S. Government Securities (Cost $116,496,845)		123,183,690

GOVERNMENT BONDS — 2.2%

CANADA — 0.6%
430,000	Hydro Quebec, 2.00%, 06/30/16	433,636
230,000	Province of Ontario Canada, 2.70%, 06/16/15	240,601
1,875,000	Province of Ontario Canada, 2.30%, 05/10/16	1,916,949

		2,591,186

DENMARK — 0.2%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,015,075

EGYPT — 0.2%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,123,720

UNITED STATES — 1.2%
2,000,000	GMAC, Inc., 1.75%, 10/30/12	2,033,426
3,150,000	Sallie Mae, Inc., 7.30%, 08/01/12	3,366,355

		5,399,781

Total Government Bonds (Cost $9,866,381)		10,129,762

Shares

INVESTMENT COMPANY — 0.2%
1,088,700	SEI Daily Income Trust Government II Fund, Class A, 0.00%(d)(e)	1,088,700

Total Investment Company (Cost $1,088,700)		1,088,700

TOTAL INVESTMENTS — 99.0% (Cost $427,581,193)(a)		448,987,711

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		4,448,217

NET ASSETS — 100.0%		$453,435,928

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011 (Unaudited)

(a)	Cost for federal income tax purposes is $427,844,413 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$21,411,243
Unrealized depreciation	(267,945)

Net unrealized appreciation	$21,143,298

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $54,998,734 which is 12.1% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Rate shown represents current yield at July 31, 2011.

(e)	Non-income producing security.

AGM — Assured Guaranty Municipal Corp. COP — Certificates of Participation GO — General Obligations MTN — Medium Term Note OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets

U.S. Government & Agency Securities	54.5%
Corporate Bonds	36.4
Municipal Bonds	5.7
Foreign Government Bonds	2.2
Other*	1.2

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2011
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 96.4%

Alabama — 0.1%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,112,850

Arizona — 1.5%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	393,763
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C 5.00%, 07/01/17	2,713,056
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	891,088
4,000,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/17	4,610,360
2,000,000	City of Tempe Water Utility Improvement GO, Series A 4.50%, 07/01/24	2,121,260
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	233,961
2,500,000	Maricopa County Public Finance Corp. Public Improvement Revenue Bonds, Series A (AMBAC) 5.00%, 07/01/23	2,634,325
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	267,009

		13,864,822

California — 4.9%
675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 4.00%, 02/01/12	687,569
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 5.00%, 02/01/20	6,746,296
5,500,000	City of Santa Clara Refunding Revenue Bonds, Sub-Series B (Bank of America NA) 0.07%, 07/01/27(c)	5,500,000

Principal Amount		Value

California (continued)
$250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID 5.63%, 06/01/13(b)	$273,523
5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR) 5.50%, 06/01/13(b)	5,459,050
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID 6.75%, 06/01/13(b)	501,543
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	393,052
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	327,543
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(d)	3,774,611
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)(d)	330,230
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)	238,198
4,000,000	Los Angeles Department of Water & Power Refunding Revenue Bonds, Sub-Series B5 0.07%, 07/01/34(c)	4,000,000
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM) 5.00%, 07/01/16	196,410

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

California (continued)
$1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	$1,146,656
12,000,000	State of California Refunding GO, Series A, (State GTY) 5.00%, 07/01/22	12,996,840
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G 4.00%, 05/15/14	2,276,541
200,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	236,399

		45,084,461

Colorado — 0.2%
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE) 4.50%, 06/01/21	1,935,342

Connecticut — 2.0%
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4 2.50%, 07/01/49(c)	4,938,572
170,000	State of Connecticut Public Improvement GO, Series C, 4.50%, 11/01/12	178,818
4,490,000	State of Connecticut Refunding Special Tax Bonds 2.00%, 11/01/12	4,573,424
8,290,000	State of Connecticut Refunding Special Tax Bonds 2.00%, 11/01/13	8,525,768
400,000	Town of Fairfield Refunding GO 5.00%, 07/01/19	483,812

		18,700,394

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds 5.00%, 09/01/12	525,380

Florida — 5.0%
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	175,285
3,000,000	Florida State Board of Education Capital Outlay GO, Series E 4.60%, 06/01/23	3,153,330

Principal Amount		Value

Florida (continued)
$6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D 5.00%, 07/01/14	$6,661,260
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID 5.50%, 07/01/27	9,355,582
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/13	1,244,162
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A 5.00%, 07/01/16	4,826,943
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A 5.00%, 07/01/17	2,092,295
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	271,669
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,194,515
10,000,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1 0.07%, 10/01/36(c)	10,000,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	508,370
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,198,600
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM) 5.25%, 10/01/16	2,092,176
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	555,200
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	973,494

		45,302,881

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Georgia — 5.9%
$10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding) 4.00%, 10/01/15	$11,128,700
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,484,675
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20	5,821,700
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	588,667
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	459,268
7,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2 0.15%, 09/01/35(c)	7,500,000
2,650,000	State of Georgia Property Tax Revenue Bonds 4.00%, 09/01/18	2,996,249
8,245,000	State of Georgia Public Improvement GO, Series A1 5.00%, 07/01/12	8,606,626
4,500,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	5,064,480
6,770,000	State of Georgia Refunding GO, Series I 5.00%, 07/01/19	8,106,737
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,783,395

		53,540,497

Hawaii — 0.1%
500,000
	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	587,600

Illinois — 2.3%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM) 5.00%, 12/01/18	536,895

Principal Amount		Value

Illinois (continued)
$1,000,000	Chicago Park District Refunding GO, Series B 4.00%, 01/01/22	$1,024,100
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,707,654
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	921,051
4,000,000	City of Chicago Refunding GO, Series B, (AGM) 5.00%, 01/01/21	4,172,800
500,000	City of Chicago Refunding GO, Series B, OID (AMBAC) 5.13%, 01/01/15	540,465
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,066,300
3,500,000	State of Illinois Public Improvement Revenue Bonds 5.00%, 06/15/18	4,041,695
780,000	University of Illinois College Improvement Revenue Bonds, Series A 5.00%, 04/01/21	858,374
1,745,000	University of Illinois College Improvement Revenue Bonds, Series A 5.00%, 04/01/22	1,889,416
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	1,832,602

		20,591,352

Indiana — 2.4%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/16	654,518
1,015,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/15/25	1,073,109
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,183,487

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Indiana (continued)
$650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	$722,846
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding) 5.00%, 07/15/18	717,652
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	561,682
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	558,608
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/22	1,125,886
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	942,757
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16(b)	183,505
1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE) 5.00%, 01/15/13	1,062,820
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16(b)	167,127
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	537,570

Principal Amount		Value

Indiana (continued)
$715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	$812,090
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	835,078
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	645,628
500,000	Purdue University Refunding Revenue Bonds, Series A 5.00%, 07/01/18	589,295
1,000,000	Purdue University Refunding Revenue Bonds, Series A 5.00%, 07/01/23	1,133,640
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1 5.00%, 07/01/14	2,900,758
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1 5.00%, 07/01/15	3,454,140
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	210,533
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/10/16	875,596
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding) 5.75%, 07/15/26	1,097,410
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	193,279

		22,239,014

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Kansas — 0.1%
$500,000	Kansas Development Finance Authority Revolving Funds Department of Health Refunding Revenue Bonds 5.00%, 03/01/12	$513,705

Kentucky — 0.9%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,145,600
7,000,000	Louisville Jefferson County Metropolitan Government Resource Recovery Refunding Revenue Bonds 1.90%, 10/01/33(c)	7,046,200

		8,191,800

Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,216,380

Maine — 0.2%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	952,213
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21(b)	136,142
285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	304,525

		1,392,880

Maryland — 3.2%
10,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A 0.04%, 07/01/36(c)	10,000,000
3,500,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/17	4,197,550
1,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/17	1,199,300

Principal Amount		Value

Maryland (continued)
$4,350,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/19	$5,213,258
8,000,000	State of Maryland Refunding GO, Series C 4.00%, 11/01/19	9,035,040

		29,645,148

Massachusetts — 8.3%
4,900,000	Commonwealth of Massachusetts Public Improvements GO, Series B 4.00%, 06/01/12	5,053,517
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series B 5.00%, 08/01/17	11,866,900
2,500,000	Commonwealth of Massachusetts Public Improvements GO, Series B 5.00%, 08/01/18	2,971,125
8,000,000	Commonwealth of Massachusetts Public Improvements GO, Series B 5.00%, 08/01/23	9,031,040
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A 0.38%, 02/01/13(c)	3,998,280
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C 0.05%, 01/01/21(c)	9,350,000
8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 3.00%, 12/15/12	9,062,768
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 4.00%, 12/15/12	1,655,089
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 5.00%, 12/15/13	6,631,380
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/23	4,648,000

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Massachusetts (continued)
$800,000	Massachusetts State Water Pollution Abatement Revenue Bonds 4.00%, 08/01/12	$829,944
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority) 0.08%, 08/01/37(c)	10,005,000
750,000	Massachusetts Water Resources Authority Revenue Bonds, Series B 5.00%, 08/01/21	885,090

		75,988,133

Michigan — 2.4%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	369,126
630,000	Grand Valley State University College Improvement Revenue Bonds 3.00%, 02/01/13	645,611
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/18	453,463
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	618,211
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/15	164,145
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A 5.00%, 10/15/13	1,214,708
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A 5.00%, 10/15/15	1,492,677
100,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	105,357
245,000	Portage Public Schools School Building & Site GO, (AGM) 5.00%, 05/01/14	251,894
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	768,320
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/21	283,335

Principal Amount		Value

Michigan (continued)
$5,590,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	$6,187,627
9,700,000	University of Michigan Revenue Bonds 0.06%, 04/01/32(c)	9,700,000

		22,254,474

Minnesota — 0.4%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,558,895
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	523,760
1,250,000	State of Minnesota Public Improvements GO, Series A 5.00%, 12/01/16	1,490,150

		3,572,805

Mississippi — 0.5%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds 5.00%, 08/01/18	2,028,377
1,000,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,183,090
890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	993,819

		4,205,286

Missouri — 0.2%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	584,960
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,336,080

		1,921,040

Nevada — 1.3%
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	565,590

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Nevada (continued)
$3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	$3,160,170
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,122,780
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,979,469
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	3,328,571

		12,156,580

New Hampshire — 0.7%
6,200,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds 0.04%, 06/01/32(c)	6,200,000

New Jersey — 7.5%
355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	387,390
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding) 4.00%, 02/15/17	280,184
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	543,315
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC) 5.50%, 09/01/24	5,526,550
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,674,045
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	538,780

Principal Amount		Value

New Jersey (continued)
$24,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE 5.00%, 09/01/17(c)	$27,487,162
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM) 5.00%, 09/01/14	1,104,240
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A 5.00%, 07/01/14	1,539,478
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A 5.00%, 09/01/16(b)	17,889
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A 5.00%, 09/01/16	1,406,168
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,747,994
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation) 5.00%, 06/15/16	2,134,725
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,584,564
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19	3,098,453
335,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	368,209
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	486,825

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	$397,066
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding) 3.50%, 02/15/18	805,245
10,000,000	Tobacco Settlement Financing Corp. Miscellaneous Purpose Revenue Bonds, OID 6.25%, 06/01/13(b)	11,064,200
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.75%, 06/01/13(b)	384,854
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	119,563
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,257,528
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	561,204

		68,515,631

New Mexico — 0.2%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	1,406,160

New York — 21.4%
1,900,000	City of New York Public Improvement GO, Series D 5.00%, 11/01/21	2,073,128
10,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank) 0.03%, 08/15/23(c)(d)	10,000,000
1,000,000	City of New York Refunding GO, Series E 3.00%, 08/01/12	1,027,190
15,000,000	City of New York Refunding GO, Series I-1 5.00%, 08/01/19	17,500,950

Principal Amount		Value

New York (continued)
$2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds,Series B 5.00%, 05/01/18	$2,287,120
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B 5.00%, 05/01/23	5,480,250
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/12	560,032
1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D 3.00%, 11/15/12	1,111,957
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D 3.00%, 11/15/13	7,313,600
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A 3.00%, 11/15/13	679,120
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A 4.00%, 11/15/15	2,348,746
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.) 4.50%, 01/15/15	1,077,730
4,570,000	New York City Health &Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.) 5.00%, 02/15/14	4,997,204
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,896,925
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3 4.00%, 11/01/13	5,081,501
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3 5.00%, 11/01/14	7,147,854

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

New York (continued)
$1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C 5.00%, 11/01/17	$2,153,007
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 4.00%, 11/01/12	2,091,580
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 5.00%, 11/01/12	2,009,364
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	2,471,238
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series B 5.00%, 11/01/17	2,372,460
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,360,330
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.) 5.00%, 04/01/15	9,162,960
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6 5.00%, 04/01/17	820,855
450,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series B 5.00%, 07/01/21	522,198
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,257,960
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	610,583
1,970,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B, (State Appropriation) 4.50%, 08/15/17	2,197,555

Principal Amount		Value

New York (continued)
$500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	$561,600
2,710,000	New York State Dormitory Authority Refunding Revenue Bonds 5.00%, 08/15/18	3,067,856
1,100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/18	1,253,296
2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 08/15/18	2,862,625
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/17	4,685,480
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,615,561
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C 5.00%, 03/15/21	5,834,400
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	7,968,380
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/19	6,652,800
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,154,125
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	9,274,640
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	468,548

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

New York (continued)
$5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B 5.00%, 04/01/21	$5,629,600
2,355,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC) 5.00%, 04/01/19	2,646,714
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/21	5,679,900
365,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/23	402,113
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	927,618
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D 5.50%, 01/01/19	5,883,100
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	562,240
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,121,660
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM) 5.00%, 01/01/15	1,118,780
1,625,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding) 5.00%, 05/01/17	1,852,273
2,615,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding) 5.00%, 05/01/18	2,973,124
16,250,000	Tobacco Settlement Financing Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/18	18,718,863

		195,528,693

Principal Amount		Value

North Carolina — 1.2%
$1,655,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	$1,835,147
1,565,000	County of Johnston School Improvements GO, (NATL-RE) 5.00%, 02/01/16	1,837,952
1,285,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,399,571
5,915,000	Town of Cary Public Improvements GO 0.06%, 06/01/27(c)	5,915,000

		10,987,670

Ohio — 1.7%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,693,830
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	440,499
750,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	840,623
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3 4.00%, 12/15/12	9,451,260
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A 5.00%, 06/01/17	1,971,197

		15,397,409

Oregon — 0.2%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A 5.00%, 05/01/17	1,542,411

Pennsylvania — 1.4%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,718,299

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Pennsylvania (continued)
$1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	$1,633,136
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM) 5.00%, 07/15/12	1,044,450
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding) 5.00%, 09/01/18	7,680,610
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(c)	1,087,170

		13,163,665

Puerto Rico — 0.0%
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	206,743

Rhode Island — 0.3%
2,000,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue Bonds, Series A 0.05%, 05/01/35(c)	2,000,000
775,000	State of Rhode Island Energy Conservation COP, Series A 3.00%, 04/01/14	804,590

		2,804,590

South Carolina — 0.1%
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	393,911
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	811,696

		1,205,607

Principal Amount		Value

Texas — 12.5%
$1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	$1,470,634
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/22	2,693,825
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,363,219
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD) 5.00%, 02/15/14	570,919
400,000	Beaumont Independent School District Improvements GO 4.00%, 02/15/18	446,947
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18(b)	1,001,800
1,000,000	City of Abilene Refunding GO 2.00%, 02/15/12	1,007,120
1,030,000	City of Abilene Refunding GO 3.00%, 02/15/13	1,067,832
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	565,316
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	974,995
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,451,040
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,351,930
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20(b)	255,444
1,775,000	City of Lubbock Public Improvement GO 5.25%, 02/15/20	2,089,601
4,135,000	City of Lubbock Public Improvement GO 5.00%, 02/15/24	4,595,060
500,000	City of Richardson Refunding GO 4.00%, 02/15/12	510,285
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,396,954

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Texas (continued)
$770,000	City of Rockwall Refunding GO 4.00%, 08/01/22	$787,109
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,784,491
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	217,375
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	366,263
1,260,000	Coppell Independent School District School Building GO, (PSF-GTD) 4.00%, 08/15/16	1,423,258
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	115,799
1,500,000	Dallas Independent School District Refunding GO, (PSF-GTD) 4.25%, 02/15/21	1,665,270
245,000	Deer Park Independent School District Limited Tax GO, (AGM) 5.00%, 02/15/17	287,664
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	283,727
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,050,060
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM) 5.00%, 03/01/21	1,182,644
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	305,409
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	384,059
3,000,000	Garland Independent School District Refunding GO, Series A 5.00%, 02/15/19	3,550,470
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	772,800

Principal Amount		Value

Texas (continued)
$1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	$1,079,810
730,000	Harris County Flood Control District Refunding GO, Series C, OID 5.00%, 10/01/23	806,584
1,000,000	Harris County Refunding GO, Series B 5.00%, 10/01/24	1,119,200
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,203,050
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	419,033
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	530,470
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM) 5.25%, 04/15/21	3,353,016
10,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University) 0.06%, 11/15/29(c)	10,000,000
2,185,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/18	2,603,580
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD) 5.45%, 02/15/16	553,295
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	634,021
3,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/20	3,757,422
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD) 1.90%, 08/01/40(c)	6,676,410
300,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	330,567

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Texas (continued)
$300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	$331,197
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	611,174
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	566,795
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	475,884
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,081,521
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,642,680
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,089,840
10,000,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I 0.06%, 12/01/16(c)	10,000,000
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,055,538
8,500,000	Texas Public Finance Authority Unemployment Compensation Revenue Bonds, Series A 4.00%, 07/01/12	8,787,470
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,265,489
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds 5.00%, 03/15/17	1,968,799
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,129,630
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,539,100

Principal Amount		Value

Texas (continued)
$1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	$1,866,715
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,274,449
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	570,850

		114,312,908

Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,293,113
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	142,094

		2,435,207

Virginia — 1.1%
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B 0.10%, 12/01/33(c)	4,340,000
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,795,524
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B 5.00%, 08/01/21	1,453,538
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,400,202

		9,989,264

Washington — 5.4%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	112,149

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

Principal Amount		Value

Washington (continued)
$500,000	City of Kent Public Improvement GO, Series A 5.50%, 12/01/21	$579,165
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	322,499
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	105,793
10,000,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/22	11,527,400
800,000	Island County School District No 201 Oak Harbor School Improvements GO 5.00%, 12/01/16	936,576
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,304,745
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY) 5.00%, 12/01/20	608,644
1,340,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,468,144
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,718,265
8,000,000	King County Sewer Improvements GO, Series B 0.06%, 01/01/40(c)	8,000,000
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	225,781
1,760,000	Pierce County School District No. 343 Refunding GO (School Board GTY) 4.00%, 12/01/17	1,971,534
2,190,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY) 5.00%, 12/01/18	2,580,127
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,273,340
10,000,000	State of Washington Refunding GO, Series R-2011B 5.00%, 07/01/20	11,793,200

Principal Amount		Value

Washington (continued)
$1,350,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	$1,523,327
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,336,406

		49,387,095

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	318,918

Wisconsin — 0.2%
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20(b)	150,530
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	108,583
55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC) 5.13%, 05/01/17(b)	55,668
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	468,264
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	800,327

		1,583,372

Total Municipal Bonds (Cost $856,604,253)		880,528,167

Shares

INVESTMENT COMPANY — 3.8%

34,171,900	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	34,171,900

Total Investment Company (Cost $34,171,900)		34,171,900

TOTAL INVESTMENTS — 100.2% (Cost $890,776,153)(a)		914,700,067

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,428,067)

NET ASSETS — 100.0%		$913,272,000

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2011
(Unaudited)

(a)	Cost for federal income tax purposes is $890,776,153 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$24,284,713
Unrealized depreciation	(360,799)

Net unrealized appreciation	$23,923,914

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	Variable rate security. Rate shown is the rate as of July 31, 2011.

(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(e)	Rate shown represents current yield at July 31, 2011.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.1%
Arizona	1.5
California	4.9
Colorado	0.2
Connecticut	2.0
Delaware	0.1
Florida	5.0
Georgia	5.9
Hawaii	0.1
Illinois	2.3
Indiana	2.4
Kansas	0.1
Kentucky	0.9
Louisiana	0.2
Maine	0.2
Maryland	3.2
Massachusetts	8.3
Michigan	2.4
Minnesota	0.4
Mississippi	0.5
Missouri	0.2
Nevada	1.3
New Hampshire	0.7
New Jersey	7.5
New Mexico	0.2
New York	21.4
North Carolina	1.2
Ohio	1.7
Oregon	0.2
Pennsylvania	1.4
Puerto Rico	0.0
Rhode Island	0.3
South Carolina	0.1
Texas	12.5
Utah	0.3
Virginia	1.1
Washington	5.4
West Virginia	0.0
Wisconsin	0.2
Other*	3.6

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

This Page Intentionally Left Blank

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2011 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2011, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of July 31, 2011, the Real Return Fund held $575,208,267 in the Subsidiary, representing 20.22% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

A.Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation will be valued on the basis of appraised value as determined by an independent appraiser selected by Bessemer Investment Management LLC (the “Adviser”). Appraisals will be obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally will be obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments will be valued on the basis of industry-standard pricing information, including counterparty valuation quotations and generally available dealer quotations, subject to the review and confirmation by the Adviser where appropriate. The Pricing Committee of the Board of Directors reviews pricing methodologies for derivatives on a quarterly basis.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in investments that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

B. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Adviser. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of July 31, 2011, the Real Return Fund held $56,369,516, or 1.98% of net assets, in Collectibles.

D. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

E. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

F. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

G. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

H. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

I. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of July 31, 2011, all derivatives in a net liability position are fully collateralized. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

The Funds are subject to credit risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

Fair values of derivative instruments as of 07/30/11:

	Values of Derivative Instruments as of July 31, 2011

	Derivative Assets		Derivative Liabilities

Non-U.S. Large Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$7,586,251	Unrealized depreciation on foreign currency exchange contracts	$(6,593,162)

Total		$7,586,251		$(6,593,162)

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$354,821	Unrealized depreciation on foreign currency exchange contracts	$0

Total		$354,821		$0

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$100,346,154	Unrealized depreciation on swaps	$16,424,715
	Investments, at value	265,996,263	Written option contracts, at value	288,132,190
	Variation Margin	—	Variation Margin	2,084,130
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	28,280,599	Unrealized depreciation on foreign currency exchange contracts	27,219,046

Total		$394,623,016		$333,860,081

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$—	Unrealized depreciation on swaps	$12,989,053
	Investments, at value	6,168,600	Written option contracts, at value	19,108,200
	Variation Margin	—	Variation Margin	17,906,550

Total		$6,168,600		$50,003,803

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of July 31, 2011, the Non-U.S. Large Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Euro	107,100,000	U.S. Dollar	153,129,438	Citibank, N.A.	08/29/11	$655,193
U.S. Dollar	195,920,625	Euro	140,000,000	Citibank, N.A.	08/29/11	(5,105,037)
Canadian Dollar	194,894,000	U.S. Dollar	200,000,000	Citibank, N.A.	09/02/11	3,820,311
Hong Kong Dollar	559,708,776	U.S. Dollar	72,000,000	Citibank, N.A.	09/02/11	(169,100)
Mexican Peso	269,715,158	U.S. Dollar	23,000,000	Citibank, N.A.	09/02/11	(96,863)
South African Rand	240,794,750	U.S. Dollar	35,000,000	Citibank, N.A.	09/02/11	840,952
New Taiwanese Dollar	2,097,974,000	U.S. Dollar	74,000,000	Citibank, N.A.	09/06/11	(1,222,162)
South Korean Won	99,521,000,000	U.S. Dollar	92,000,000	Citibank, N.A.	09/06/11	2,269,795

						$993,089

As of July 31, 2011, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Brazil Real	5,030,181	U.S. Dollar	3,110,811	Citibank, N.A.	09/13/11	$96,033
South African Rand	54,623,200	U.S. Dollar	8,000,000	Citibank, N.A.	09/13/11	116,736
U.S. Dollar	17,102,566	Australian Dollar	15,678,000	Citibank, N.A.	10/31/11	66,929
Norway Krones	43,591,200	U.S. Dollar	8,000,000	UBS AG	09/14/11	71,611
Norway Krones	16,378,407	U.S. Dollar	3,024,916	UBS AG	10/05/11	3,512

						$354,821

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

As of July 31, 2011, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,863,043	Japanese Yen	154,260,000	Bank of America, N.A.	11/28/11	$(143,646)
U.S. Dollar	11,387,836	Euro	7,772,895	Barclays Bank Plc	08/09/11	221,680
Singapore Dollar	25,707,400	U.S. Dollar	20,795,502	Barclays Bank Plc	08/10/11	554,948
Philippines Peso	456,900,000	U.S. Dollar	10,615,706	Barclays Bank Plc	08/15/11	206,099
Singapore Dollar	12,972,800	U.S. Dollar	10,528,417	Barclays Bank Plc	08/15/11	245,843
Singapore Dollar	38,389,600	U.S. Dollar	30,947,126	Barclays Bank Plc	08/22/11	936,973
U.S. Dollar	3,345,928	Australian Dollar	3,180,600	Barclays Bank Plc	08/22/11	(136,338)
U.S. Dollar	864,278	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/11	(89,692)
Indonesian Rupiah	90,420,000,000	U.S. Dollar	10,476,190	Barclays Bank Plc	08/23/11	173,714
U.S. Dollar	26,854,924	Euro	18,866,212	Barclays Bank Plc	08/23/11	(238,787)
U.S. Dollar	1,723,687	Japanese Yen	145,886,000	Barclays Bank Plc	08/24/11	(171,988)
Norway Krones	10,525,000	Euro	1,309,764	Barclays Bank Plc	08/25/11	70,629
U.S. Dollar	325,107	Euro	256,900	Barclays Bank Plc	08/25/11	(43,810)
U.S. Dollar	706,305	Japanese Yen	59,937,000	Barclays Bank Plc	08/25/11	(72,541)
U.S. Dollar	2,063,092	Japanese Yen	173,700,000	Barclays Bank Plc	08/30/11	(194,180)
Philippines Peso	2,053,800,000	U.S. Dollar	47,475,728	Barclays Bank Plc	09/08/11	1,109,663
U.S. Dollar	10,514,790	Japanese Yen	839,300,000	Barclays Bank Plc	09/12/11	(393,700)
Malaysian Ringgit	46,447,500	U.S. Dollar	15,303,954	Barclays Bank Plc	09/19/11	349,174
Malaysian Ringgit	66,320,000	U.S. Dollar	21,867,581	Barclays Bank Plc	09/26/11	477,091
South Korean Won	22,482,500,000	U.S. Dollar	20,797,872	Barclays Bank Plc	09/26/11	465,714
South Korean Won	11,505,000,000	U.S. Dollar	10,659,687	Barclays Bank Plc	09/26/11	221,557
U.S. Dollar	46,463,278	Japanese Yen	3,719,943,000	Barclays Bank Plc	09/26/11	(1,892,879)
Swedish Krona	256,961,600	Euro	28,000,000	Barclays Bank Plc	09/27/11	533,571
South Korean Won	11,700,000,000	U.S. Dollar	11,016,949	Barclays Bank Plc	10/17/11	34,671
Philippines Peso	1,575,600,000	U.S. Dollar	36,752,974	Barclays Bank Plc	10/21/11	465,162
Singapore Dollar	25,652,000	U.S. Dollar	21,136,416	Barclays Bank Plc	10/24/11	172,356
Norway Krones	16,471,500	Euro	1,995,457	Barclays Bank Plc	10/26/11	180,480
Norway Krones	16,471,500	Euro	2,007,960	Barclays Bank Plc	10/27/11	162,422
Norway Krones	164,742,000	U.S. Dollar	30,519,788	Barclays Bank Plc	10/28/11	(105,164)
Swedish Krona	121,370,000	U.S. Dollar	19,154,621	Barclays Bank Plc	10/31/11	36,620
U.S. Dollar	389,929	Japanese Yen	31,518,000	Barclays Bank Plc	11/10/11	(19,975)
U.S. Dollar	588,491	Japanese Yen	47,197,000	Barclays Bank Plc	11/14/11	(25,358)
U.S. Dollar	418,684	Japanese Yen	34,438,000	Barclays Bank Plc	11/17/11	(29,238)
U.S. Dollar	1,734,186	Japanese Yen	142,642,000	Barclays Bank Plc	11/17/11	(121,103)
U.S. Dollar	2,398,842	Japanese Yen	198,912,000	Barclays Bank Plc	11/21/11	(188,465)
U.S. Dollar	2,714,153	Japanese Yen	224,759,000	Barclays Bank Plc	11/29/11	(209,660)
Australian Dollar	1,691,000	U.S. Dollar	1,579,394	Barclays Bank Plc	12/12/11	246,252
U.S. Dollar	755,841	Euro	572,000	Barclays Bank Plc	12/12/11	(63,268)
U.S. Dollar	635,550	Japanese Yen	52,560,000	Barclays Bank Plc	01/10/12	(48,561)
U.S. Dollar	863,075	Japanese Yen	71,290,000	Barclays Bank Plc	01/13/12	(64,859)
United Kingdom Pound	2,154,295	U.S. Dollar	3,413,332	Barclays Bank Plc	01/24/12	115,623
U.S. Dollar	2,254,802	Japanese Yen	185,480,000	Barclays Bank Plc	01/26/12	(159,893)
United Kingdom Pound	1,427,764	U.S. Dollar	2,245,623	Barclays Bank Plc	01/27/12	93,118
United Kingdom Pound	114,208	U.S. Dollar	180,068	Barclays Bank Plc	02/01/12	6,999
Australian Dollar	569,000	Japanese Yen	45,121,700	Barclays Bank Plc	02/09/12	22,230
Singapore Dollar	406,027	U.S. Dollar	318,738	Barclays Bank Plc	02/09/12	18,852
U.S. Dollar	3,336,300	Euro	2,475,000	Barclays Bank Plc	02/09/12	(202,728)
U.S. Dollar	2,866,584	Euro	2,114,000	Barclays Bank Plc	02/10/12	(156,176)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,343	Barclays Bank Plc	02/13/12	10,388

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	625,997	U.S. Dollar	997,451	Barclays Bank Plc	02/14/12	$27,748
Singapore Dollar	1,151,000	U.S. Dollar	900,873	Barclays Bank Plc	02/17/12	56,186
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	355,266	Barclays Bank Plc	02/29/12	15,917
Chilean Unidad de Fomento	87,300,000	U.S. Dollar	177,583	Barclays Bank Plc	03/01/12	8,199
United Kingdom Pound	452,671	U.S. Dollar	725,568	Barclays Bank Plc	03/12/12	15,544
Chinese Yuan	189,030,000	U.S. Dollar	30,000,000	Barclays Bank Plc	05/04/12	(426,583)
U.S. Dollar	230,801	Euro	157,000	Barclays Bank Plc	05/07/12	6,765
Chinese Yuan	63,925,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/25/12	6,252
Chinese Yuan	63,880,000	U.S. Dollar	10,000,000	Barclays Bank Plc	06/13/12	4,001
Chinese Yuan	127,670,000	U.S. Dollar	20,000,000	Barclays Bank Plc	06/25/12	(37)
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/05/12	(12,225)
Chinese Yuan	127,800,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/09/12	27,404
Chinese Yuan	64,040,000	U.S. Dollar	10,000,000	Barclays Bank Plc	07/16/12	37,415
U.S. Dollar	1,200,743	Euro	857,000	Barclays Bank Plc	07/19/12	(20,094)
U.S. Dollar	69,060	Euro	48,730	Barclays Bank Plc	08/01/12	(351)
U.S. Dollar	69,663	Euro	48,862	Barclays Bank Plc	08/02/12	63
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Bank Plc	12/24/12	226,944
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(468,426)
Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(314,079)
Chinese Yuan	252,780,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(188,082)
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Bank Plc	02/12/13	(152,708)
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/28/13	(105,356)
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Bank Plc	07/05/13	(181,409)
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/29/13	(22,159)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(274,524)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(344,748)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/03/14	(358,241)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/07/14	(537,541)
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Bank Plc	04/07/14	(195,891)
United Kingdom Pound	8,971,752	U.S. Dollar	14,647,811	Citibank, N.A.	08/03/11	78,046
U.S. Dollar	25,000,002	Euro	17,431,734	Citibank, N.A.	08/10/11	(40,998)
Norway Krones	7,600,000	U.S. Dollar	1,384,360	Citibank, N.A.	08/15/11	25,665
U.S. Dollar	1,729,715	Japanese Yen	146,685,000	Citibank, N.A.	08/23/11	(176,317)
U.S. Dollar	15,437,609	Japanese Yen	1,254,262,500	Citibank, N.A.	09/02/11	(862,376)
U.S. Dollar	10,346,302	Euro	7,224,233	Citibank, N.A.	09/30/11	(18,160)
U.S. Dollar	10,102,822	Japanese Yen	815,812,000	Citibank, N.A.	09/30/11	(502,476)
Philippines Peso	14,164,000	U.S. Dollar	320,250	Citibank, N.A.	10/11/11	14,429
U.S. Dollar	10,031,133	Euro	7,099,847	Citibank, N.A.	10/17/11	(150,356)
U.S. Dollar	35,997,185	Euro	24,940,437	Citibank, N.A.	10/28/11	241,701
U.S. Dollar	14,633,043	United Kingdom Pound	8,971,752	Citibank, N.A.	11/01/11	(78,450)
U.S. Dollar	396,901	Japanese Yen	32,085,087	Citibank, N.A.	11/08/11	(20,368)
U.S. Dollar	674,082	Japanese Yen	55,787,000	Citibank, N.A.	11/29/11	(51,632)
U.S. Dollar	317,975	Japanese Yen	26,280,000	Citibank, N.A.	01/10/12	(24,081)
United Kingdom Pound	1,434,542	U.S. Dollar	2,266,964	Citibank, N.A.	01/24/12	82,962
U.S. Dollar	1,351,860	Euro	999,800	Citibank, N.A.	01/27/12	(78,198)
United Kingdom Pound	920,410	U.S. Dollar	1,455,877	Citibank, N.A.	02/01/12	51,709
U.S. Dollar	3,921,692	Euro	2,903,000	Citibank, N.A.	02/08/12	(229,435)
Australian Dollar	569,000	Japanese Yen	45,150,150	Citibank, N.A.	02/09/12	21,859
United Kingdom Pound	653,215	U.S. Dollar	1,038,414	Citibank, N.A.	02/16/12	31,336

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	422,200,000	U.S. Dollar	870,067	Citibank, N.A.	02/27/12	$28,731
Polish Zloty	10,400,000	Euro	2,504,696	Citibank, N.A.	03/19/12	78,256
U.S. Dollar	25,547,391	Euro	18,500,000	Citibank, N.A.	03/19/12	(881,928)
U.S. Dollar	4,121,681	Japanese Yen	331,140,000	Citibank, N.A.	03/19/12	(193,744)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	2,003,359	Citibank, N.A.	04/30/12	56,146
U.S. Dollar	1,245,356	Japanese Yen	100,093,000	Citibank, N.A.	05/10/12	(60,377)
Swedish Krona	43,658,433	Euro	4,730,724	Citibank, N.A.	06/25/12	(37,619)
U.S. Dollar	1,713,047	Japanese Yen	145,609,000	Credit Suisse International	08/23/11	(179,003)
U.S. Dollar	316,656	Euro	216,000	Credit Suisse International	05/07/12	8,428
Polish Zloty	11,489,000	Euro	2,824,932	Deutsche Bank AG	08/12/11	65,011
U.S. Dollar	1,060,606	Japanese Yen	90,125,000	Deutsche Bank AG	08/18/11	(110,401)
U.S. Dollar	866,455	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/11	(88,724)
U.S. Dollar	856,972	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/11	(85,784)
Indian Rupee	24,142,000	U.S. Dollar	499,008	Deutsche Bank AG	08/24/11	46,103
U.S. Dollar	1,080,726	Japanese Yen	91,705,000	Deutsche Bank AG	08/25/11	(110,926)
U.S. Dollar	354,812	Japanese Yen	30,137,000	Deutsche Bank AG	08/25/11	(36,801)
Indian Rupee	17,072,000	U.S. Dollar	350,771	Deutsche Bank AG	09/01/11	34,370
Philippines Peso	36,054,000	U.S. Dollar	801,271	Deutsche Bank AG	10/04/11	50,825
Philippines Peso	43,106,000	U.S. Dollar	962,553	Deutsche Bank AG	10/05/11	56,179
Philippines Peso	35,386,000	U.S. Dollar	795,441	Deutsche Bank AG	10/07/11	40,791
Philippines Peso	28,316,000	U.S. Dollar	639,491	Deutsche Bank AG	10/11/11	29,583
Philippines Peso	8,431,000	U.S. Dollar	191,327	Deutsche Bank AG	10/12/11	7,882
Malaysian Ringgit	9,854,250	U.S. Dollar	3,154,268	Deutsche Bank AG	10/19/11	163,269
Philippines Peso	7,672,000	U.S. Dollar	174,205	Deutsche Bank AG	10/19/11	7,031
U.S. Dollar	3,148,624	Malaysian Ringgit	9,854,250	Deutsche Bank AG	10/19/11	(168,913)
Philippines Peso	30,667,000	U.S. Dollar	690,947	Deutsche Bank AG	10/21/11	33,455
Indian Rupee	12,552,000	U.S. Dollar	270,226	Deutsche Bank AG	10/26/11	11,427
Philippines Peso	29,828,000	U.S. Dollar	676,203	Deutsche Bank AG	10/26/11	28,273
Indian Rupee	26,507,000	U.S. Dollar	570,288	Deutsche Bank AG	10/27/11	24,439
Philippines Peso	11,971,000	U.S. Dollar	272,489	Deutsche Bank AG	10/28/11	10,227
Philippines Peso	40,980,000	U.S. Dollar	933,273	Deutsche Bank AG	10/28/11	34,541
Philippines Peso	13,380,000	U.S. Dollar	311,011	Deutsche Bank AG	11/04/11	4,935
U.S. Dollar	10,018,272	Euro	7,160,000	Deutsche Bank AG	11/09/11	(243,448)
Philippines Peso	44,300,000	U.S. Dollar	1,028,988	Deutsche Bank AG	11/14/11	16,868
U.S. Dollar	1,747,646	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/11	(113,056)
Australian Dollar	2,540,000	U.S. Dollar	2,385,314	Deutsche Bank AG	11/28/11	361,798
Australian Dollar	3,384,000	U.S. Dollar	3,104,820	Deutsche Bank AG	12/01/11	553,723
U.S. Dollar	1,652,766	Japanese Yen	138,320,000	Deutsche Bank AG	12/01/11	(146,638)
U.S. Dollar	871,838	Euro	670,000	Deutsche Bank AG	12/02/11	(87,850)
Australian Dollar	1,355,000	U.S. Dollar	1,280,692	Deutsche Bank AG	12/09/11	182,756
Australian Dollar	1,690,000	U.S. Dollar	1,597,540	Deutsche Bank AG	12/09/11	227,720
U.S. Dollar	1,439,734	Euro	1,111,000	Deutsche Bank AG	01/11/12	(150,019)
U.S. Dollar	318,816	Japanese Yen	26,360,000	Deutsche Bank AG	01/12/12	(24,290)
Philippines Peso	12,113,000	U.S. Dollar	271,866	Deutsche Bank AG	01/18/12	13,697
U.S. Dollar	1,287,357	Euro	971,000	Deutsche Bank AG	01/18/12	(101,819)
Philippines Peso	7,579,000	U.S. Dollar	170,660	Deutsche Bank AG	01/19/12	8,011

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	2,148,211	U.S. Dollar	3,400,446	Deutsche Bank AG	01/24/12	$118,542
U.S. Dollar	1,315,679	Japanese Yen	107,975,103	Deutsche Bank AG	01/26/12	(90,009)
U.S. Dollar	562,666	Japanese Yen	46,250,000	Deutsche Bank AG	01/26/12	(39,446)
United Kingdom Pound	1,126,580	U.S. Dollar	1,792,558	Deutsche Bank AG	01/26/12	52,852
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	813,739	Deutsche Bank AG	01/27/12	65,782
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,888,063	Deutsche Bank AG	01/30/12	135,570
Chilean Unidad de Fomento	571,560,000	U.S. Dollar	1,138,452	Deutsche Bank AG	01/31/12	82,208
Singapore Dollar	1,468,000	U.S. Dollar	1,149,533	Deutsche Bank AG	02/07/12	71,009
Singapore Dollar	2,632,000	U.S. Dollar	2,069,750	Deutsche Bank AG	02/08/12	118,598
Singapore Dollar	293,000	U.S. Dollar	230,201	Deutsche Bank AG	02/08/12	13,411
Australian Dollar	569,000	Japanese Yen	45,166,082	Deutsche Bank AG	02/09/12	21,652
Norway Krones	24,487,000	Euro	3,079,545	Deutsche Bank AG	02/09/12	84,816
U.S. Dollar	837,734	Euro	622,000	Deutsche Bank AG	02/09/12	(51,670)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,998	Deutsche Bank AG	02/10/12	10,235
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	397,237	Deutsche Bank AG	02/13/12	19,685
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	203,303	Deutsche Bank AG	02/14/12	9,269
U.S. Dollar	253,876	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/12	(17,745)
Singapore Dollar	1,728,000	U.S. Dollar	1,351,616	Deutsche Bank AG	02/17/12	85,220
U.S. Dollar	2,120,076	Euro	1,580,000	Deutsche Bank AG	02/17/12	(138,762)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	365,157	Deutsche Bank AG	02/21/12	11,043
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	418,354	Deutsche Bank AG	02/23/12	12,941
Singapore Dollar	2,243,000	U.S. Dollar	1,754,715	Deutsche Bank AG	02/24/12	110,454
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/27/12	4,302
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	492,493	Deutsche Bank AG	02/27/12	20,750
Singapore Dollar	1,399,000	U.S. Dollar	1,097,169	Deutsche Bank AG	02/27/12	66,200
U.S. Dollar	509,601	Euro	374,000	Deutsche Bank AG	02/27/12	(24,961)
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/29/12	4,268
Singapore Dollar	1,400,000	U.S. Dollar	1,096,560	Deutsche Bank AG	02/29/12	67,660
U.S. Dollar	309,553	Euro	226,530	Deutsche Bank AG	02/29/12	(14,213)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/01/12	20,671
Swedish Krona	84,036,600	Euro	9,389,669	Deutsche Bank AG	03/01/12	(221,036)
U.S. Dollar	144,253	Euro	105,800	Deutsche Bank AG	03/01/12	(6,957)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/02/12	20,614
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	500,020	Deutsche Bank AG	03/05/12	21,987
U.S. Dollar	146,237	Euro	107,000	Deutsche Bank AG	03/05/12	(6,674)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	243,930,000	U.S. Dollar	495,642	Deutsche Bank AG	03/07/12	$23,095
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	485,814	Deutsche Bank AG	03/09/12	18,747
Chilean Unidad de Fomento	243,700,000	U.S. Dollar	496,840	Deutsche Bank AG	03/15/12	20,919
Chilean Unidad de Fomento	236,720,000	U.S. Dollar	482,708	Deutsche Bank AG	03/15/12	20,221
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,797,024	Deutsche Bank AG	03/19/12	226,537
Singapore Dollar	1,829,200	U.S. Dollar	1,433,913	Deutsche Bank AG	03/19/12	87,467
U.S. Dollar	2,265,960	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/12	(106,957)
Singapore Dollar	1,969,400	U.S. Dollar	1,536,313	Deutsche Bank AG	03/21/12	101,701
U.S. Dollar	860,760	Euro	615,000	Deutsche Bank AG	03/26/12	(17,693)
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	463,755	Deutsche Bank AG	03/30/12	27,130
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	490,809	Deutsche Bank AG	04/02/12	30,537
U.S. Dollar	1,160,324	Euro	826,000	Deutsche Bank AG	04/04/12	(19,270)
U.S. Dollar	774,001	Euro	553,000	Deutsche Bank AG	04/05/12	(15,709)
Indian Rupee	27,793,000	U.S. Dollar	593,234	Deutsche Bank AG	04/11/12	18,251
Indian Rupee	59,598,000	U.S. Dollar	1,276,735	Deutsche Bank AG	04/13/12	34,178
Indian Rupee	13,777,000	U.S. Dollar	291,700	Deutsche Bank AG	04/19/12	11,112
Swedish Krona	28,478,956	Euro	3,148,634	Deutsche Bank AG	04/19/12	(33,904)
U.S. Dollar	1,215,911	Euro	860,000	Deutsche Bank AG	04/23/12	(11,695)
Indian Rupee	27,912,000	U.S. Dollar	592,737	Deutsche Bank AG	04/26/12	20,225
U.S. Dollar	5,049,232	Euro	3,440,000	Deutsche Bank AG	05/04/12	140,073
U.S. Dollar	372,963	Euro	255,000	Deutsche Bank AG	05/07/12	9,083
U.S. Dollar	226,512	Euro	157,000	Deutsche Bank AG	05/09/12	2,486
U.S. Dollar	832,411	Japanese Yen	66,920,000	Deutsche Bank AG	05/11/12	(40,591)
U.S. Dollar	421,686	Euro	301,000	Deutsche Bank AG	05/18/12	(7,725)
U.S. Dollar	524,986	Euro	376,000	Deutsche Bank AG	05/21/12	(11,383)
U.S. Dollar	88,376	Euro	63,000	Deutsche Bank AG	05/21/12	(1,494)
Indian Rupee	37,818,000	U.S. Dollar	792,498	Deutsche Bank AG	06/01/12	34,338
U.S. Dollar	2,413,489	Euro	1,690,000	Deutsche Bank AG	06/04/12	3,471
U.S. Dollar	420,397	Euro	293,760	Deutsche Bank AG	06/06/12	1,501
Indian Rupee	27,856,000	U.S. Dollar	587,431	Deutsche Bank AG	06/07/12	21,152
U.S. Dollar	1,095,378	Euro	760,600	Deutsche Bank AG	06/07/12	10,803
U.S. Dollar	2,453,355	Euro	1,700,000	Deutsche Bank AG	06/08/12	29,303
Indian Rupee	7,542,000	U.S. Dollar	160,093	Deutsche Bank AG	06/11/12	4,600
U.S. Dollar	330,297	Euro	228,000	Deutsche Bank AG	06/11/12	5,211
U.S. Dollar	1,230,907	Euro	853,700	Deutsche Bank AG	06/11/12	13,691
U.S. Dollar	543,751	Euro	379,000	Deutsche Bank AG	06/13/12	3,393
U.S. Dollar	114,309	Euro	80,000	Deutsche Bank AG	06/14/12	252
Indian Rupee	18,877,000	U.S. Dollar	399,852	Deutsche Bank AG	06/18/12	12,008
Indian Rupee	17,195,000	U.S. Dollar	362,840	Deutsche Bank AG	06/20/12	12,229
Indian Rupee	43,847,000	U.S. Dollar	930,539	Deutsche Bank AG	06/25/12	25,298
Indian Rupee	29,111,000	U.S. Dollar	624,736	Deutsche Bank AG	07/11/12	8,626
Indian Rupee	14,708,000	U.S. Dollar	315,708	Deutsche Bank AG	07/12/12	4,251
U.S. Dollar	1,021,358	Euro	729,000	Deutsche Bank AG	07/16/12	(17,210)
U.S. Dollar	1,603,275	Euro	1,143,000	Deutsche Bank AG	07/18/12	(25,021)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	877,361	Euro	629,000	Deutsche Bank AG	07/20/12	$(18,659)
U.S. Dollar	800,970	Euro	571,000	Deutsche Bank AG	07/23/12	(12,368)
New Zealand Dollar	281,849	U.S. Dollar	222,491	HSBC Bank USA, N.A.	08/15/11	24,934
U.S. Dollar	212,150	New Zealand Dollar	281,849	HSBC Bank USA, N.A.	08/15/11	(35,275)
U.S. Dollar	861,685	Japanese Yen	73,232,000	HSBC Bank USA, N.A.	08/19/11	(89,842)
Indian Rupee	27,858,000	U.S. Dollar	576,782	HSBC Bank USA, N.A.	08/24/11	52,233
U.S. Dollar	860,775	Japanese Yen	71,955,000	HSBC Bank USA, N.A.	08/26/11	(74,251)
U.S. Dollar	1,296,408	Japanese Yen	108,371,000	HSBC Bank USA, N.A.	08/26/11	(111,828)
U.S. Dollar	1,291,958	Japanese Yen	107,999,000	HSBC Bank USA, N.A.	08/26/11	(111,445)
U.S. Dollar	725,034	Japanese Yen	60,608,000	HSBC Bank USA, N.A.	08/26/11	(62,542)
U.S. Dollar	1,075,457	Japanese Yen	89,901,000	HSBC Bank USA, N.A.	08/26/11	(92,769)
U.S. Dollar	357,493	Japanese Yen	29,884,000	HSBC Bank USA, N.A.	08/26/11	(30,837)
Philippines Peso	36,100,000	U.S. Dollar	798,938	HSBC Bank USA, N.A.	09/30/11	54,351
Philippines Peso	28,800,000	U.S. Dollar	637,344	HSBC Bank USA, N.A.	10/03/11	43,333
Philippines Peso	28,921,000	U.S. Dollar	641,748	HSBC Bank USA, N.A.	10/04/11	41,768
Philippines Peso	43,117,000	U.S. Dollar	963,336	HSBC Bank USA, N.A.	10/05/11	55,655
Philippines Peso	28,370,000	U.S. Dollar	639,699	HSBC Bank USA, N.A.	10/11/11	30,651
Philippines Peso	14,058,000	U.S. Dollar	316,657	HSBC Bank USA, N.A.	10/13/11	15,496
U.S. Dollar	941,165	Euro	677,000	HSBC Bank USA, N.A.	10/17/11	(29,682)
U.S. Dollar	948,225	Euro	676,000	HSBC Bank USA, N.A.	10/18/11	(21,163)
Philippines Peso	27,840,000	U.S. Dollar	630,978	HSBC Bank USA, N.A.	10/19/11	26,687
U.S. Dollar	1,270,906	Euro	910,000	HSBC Bank USA, N.A.	10/19/11	(34,005)
Indian Rupee	12,846,000	U.S. Dollar	277,033	HSBC Bank USA, N.A.	10/26/11	11,217
Philippines Peso	27,840,000	U.S. Dollar	630,264	HSBC Bank USA, N.A.	10/26/11	27,260
Indian Rupee	19,137,000	U.S. Dollar	413,952	HSBC Bank USA, N.A.	10/27/11	15,418
Philippines Peso	20,490,000	U.S. Dollar	466,636	HSBC Bank USA, N.A.	10/27/11	17,280
Philippines Peso	13,660,000	U.S. Dollar	311,162	HSBC Bank USA, N.A.	10/28/11	11,443
Philippines Peso	26,680,000	U.S. Dollar	606,777	HSBC Bank USA, N.A.	10/31/11	23,278
U.S. Dollar	451,609	Japanese Yen	37,330,000	HSBC Bank USA, N.A.	11/17/11	(33,928)
U.S. Dollar	944,054	Euro	720,487	HSBC Bank USA, N.A.	12/06/11	(87,846)
U.S. Dollar	319,821	Japanese Yen	26,390,000	HSBC Bank USA, N.A.	01/12/12	(23,676)
U.S. Dollar	870,276	Japanese Yen	71,830,000	HSBC Bank USA, N.A.	01/13/12	(64,686)
Philippines Peso	10,860,000	U.S. Dollar	246,914	HSBC Bank USA, N.A.	01/17/12	9,116
Philippines Peso	21,239,000	U.S. Dollar	476,799	HSBC Bank USA, N.A.	01/18/12	23,910
Philippines Peso	27,840,000	U.S. Dollar	618,255	HSBC Bank USA, N.A.	01/26/12	37,958
U.S. Dollar	2,436,534	Japanese Yen	199,698,335	HSBC Bank USA, N.A.	01/27/12	(163,315)
Singapore Dollar	1,468,000	U.S. Dollar	1,149,677	HSBC Bank USA, N.A.	02/07/12	70,865
U.S. Dollar	2,495,949	Euro	1,856,000	HSBC Bank USA, N.A.	02/09/12	(157,965)
U.S. Dollar	856,804	Japanese Yen	70,138,000	HSBC Bank USA, N.A.	02/10/12	(56,562)
Singapore Dollar	1,446,700	U.S. Dollar	1,136,036	HSBC Bank USA, N.A.	02/13/12	66,857
Singapore Dollar	1,041,600	U.S. Dollar	817,923	HSBC Bank USA, N.A.	02/14/12	48,148
Singapore Dollar	1,728,000	U.S. Dollar	1,351,658	HSBC Bank USA, N.A.	02/17/12	85,178
U.S. Dollar	618,597	Japanese Yen	51,260,000	HSBC Bank USA, N.A.	02/22/12	(49,088)
U.S. Dollar	668,308	Japanese Yen	54,300,000	HSBC Bank USA, N.A.	03/01/12	(39,084)
U.S. Dollar	398,016	Euro	288,000	HSBC Bank USA, N.A.	03/08/12	(13,530)
Australian Dollar	410,000	U.S. Dollar	389,705	HSBC Bank USA, N.A.	03/19/12	47,704
Indian Rupee	203,451,000	U.S. Dollar	4,249,185	HSBC Bank USA, N.A.	03/19/12	239,826
Philippines Peso	86,101,500	U.S. Dollar	1,949,188	HSBC Bank USA, N.A.	03/19/12	77,063
Singapore Dollar	2,091,000	U.S. Dollar	1,638,766	HSBC Bank USA, N.A.	03/19/12	100,358
South Korean Won	418,000,000	U.S. Dollar	362,595	HSBC Bank USA, N.A.	03/19/12	29,305
U.S. Dollar	11,387,515	Japanese Yen	916,524,148	HSBC Bank USA, N.A.	03/19/12	(556,653)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	1,574,000	U.S. Dollar	1,229,255	HSBC Bank USA, N.A.	03/21/12	$79,892
U.S. Dollar	1,536,262	Euro	1,072,000	HSBC Bank USA, N.A.	04/16/12	5,788
Indian Rupee	43,702,000	U.S. Dollar	925,694	HSBC Bank USA, N.A.	06/04/12	29,436
Indian Rupee	7,436,000	U.S. Dollar	157,910	HSBC Bank USA, N.A.	06/08/12	4,528
Indian Rupee	18,770,000	U.S. Dollar	398,514	HSBC Bank USA, N.A.	06/13/12	11,262
Indian Rupee	29,446,000	U.S. Dollar	623,988	HSBC Bank USA, N.A.	06/27/12	17,759
Singapore Dollar	2,828,520	U.S. Dollar	2,287,884	JPMorgan Chase Bank, N.A.	08/10/11	61,252
U.S. Dollar	25,000,002	Euro	17,271,062	JPMorgan Chase Bank, N.A.	08/10/11	189,811
U.S. Dollar	50,000,002	Euro	34,726,611	JPMorgan Chase Bank, N.A.	08/10/11	114,598
Malaysian Ringgit	51,135,000	U.S. Dollar	17,033,644	JPMorgan Chase Bank, N.A.	08/12/11	228,212
U.S. Dollar	861,309	Japanese Yen	73,573,000	JPMorgan Chase Bank, N.A.	08/18/11	(94,636)
Malaysian Ringgit	31,550,000	U.S. Dollar	10,382,388	JPMorgan Chase Bank, N.A.	08/23/11	261,557
Singapore Dollar	12,770,500	U.S. Dollar	10,307,352	JPMorgan Chase Bank, N.A.	08/23/11	299,083
U.S. Dollar	1,725,080	Japanese Yen	146,373,000	JPMorgan Chase Bank, N.A.	08/24/11	(176,924)
Singapore Dollar	13,109,000	U.S. Dollar	10,523,645	JPMorgan Chase Bank, N.A.	08/26/11	364,001
Singapore Dollar	2,900,000	U.S. Dollar	2,328,064	JPMorgan Chase Bank, N.A.	08/26/11	80,523
U.S. Dollar	711,690	Japanese Yen	60,273,000	JPMorgan Chase Bank, N.A.	08/26/11	(71,533)
U.S. Dollar	360,454	Japanese Yen	30,516,000	JPMorgan Chase Bank, N.A.	08/26/11	(36,089)
U.S. Dollar	35,841	Japanese Yen	3,035,000	JPMorgan Chase Bank, N.A.	08/26/11	(3,598)
U.S. Dollar	223,334	Japanese Yen	18,903,000	JPMorgan Chase Bank, N.A.	08/26/11	(22,302)
U.S. Dollar	930,825	Euro	737,287	JPMorgan Chase Bank, N.A.	08/29/11	(127,844)
U.S. Dollar	857,108	Japanese Yen	72,717,000	JPMorgan Chase Bank, N.A.	09/01/11	(87,888)
Canadian Dollar	3,575,345	U.S. Dollar	3,668,876	JPMorgan Chase Bank, N.A.	09/02/11	70,223
Singapore Dollar	24,660,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	09/06/11	481,770
U.S. Dollar	10,805,813	United Kingdom Pound	6,620,601	JPMorgan Chase Bank, N.A.	09/06/11	(57,041)
Indonesian Rupiah	184,000,000,000	U.S. Dollar	21,440,224	JPMorgan Chase Bank, N.A.	09/13/11	212,464
Philippines Peso	443,200,000	U.S. Dollar	10,206,338	JPMorgan Chase Bank, N.A.	09/15/11	275,317
Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,780,551	JPMorgan Chase Bank, N.A.	09/16/11	126,177

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Norway Krones	59,200,000	U.S. Dollar	10,614,731	JPMorgan Chase Bank, N.A.	09/20/11	$342,626
Singapore Dollar	13,152,500	U.S. Dollar	10,598,710	JPMorgan Chase Bank, N.A.	09/20/11	325,634
Indonesian Rupiah	183,270,000,000	U.S. Dollar	21,072,784	JPMorgan Chase Bank, N.A.	09/23/11	480,421
Indonesian Rupiah	326,150,000,000	U.S. Dollar	37,633,416	JPMorgan Chase Bank, N.A.	09/26/11	715,743
Malaysian Ringgit	30,700,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	09/29/11	342,443
U.S. Dollar	10,000,000	Euro	6,991,746	JPMorgan Chase Bank, N.A.	09/30/11	(30,916)
U.S. Dollar	376,089	Japanese Yen	31,505,000	JPMorgan Chase Bank, N.A.	09/30/11	(33,466)
Philippines Peso	11,388,000	U.S. Dollar	254,401	JPMorgan Chase Bank, N.A.	10/06/11	14,726
Philippines Peso	14,127,000	U.S. Dollar	318,901	JPMorgan Chase Bank, N.A.	10/11/11	14,903
Philippines Peso	34,993,000	U.S. Dollar	789,642	JPMorgan Chase Bank, N.A.	10/13/11	37,150
Philippines Peso	4,585,000	U.S. Dollar	104,449	JPMorgan Chase Bank, N.A.	10/17/11	3,869
Philippines Peso	15,226,000	U.S. Dollar	346,857	JPMorgan Chase Bank, N.A.	10/17/11	12,849
U.S. Dollar	15,623,744	Japanese Yen	1,235,082,000	JPMorgan Chase Bank, N.A.	10/19/11	(434,847)
U.S. Dollar	15,828,068	Japanese Yen	1,250,917,500	JPMorgan Chase Bank, N.A.	10/19/11	(436,418)
Indonesian Rupiah	93,900,000,000	U.S. Dollar	10,941,505	JPMorgan Chase Bank, N.A.	10/21/11	80,546
Philippines Peso	15,399,000	U.S. Dollar	347,043	JPMorgan Chase Bank, N.A.	10/21/11	16,705
Philippines Peso	1,314,000,000	U.S. Dollar	30,829,149	JPMorgan Chase Bank, N.A.	10/24/11	206,726
Norway Krones	144,924,000	U.S. Dollar	26,594,590	JPMorgan Chase Bank, N.A.	10/25/11	166,683
U.S. Dollar	36,115,936	Euro	25,153,384	JPMorgan Chase Bank, N.A.	10/25/11	52,423
Philippines Peso	14,923,000	U.S. Dollar	338,375	JPMorgan Chase Bank, N.A.	10/26/11	14,076
Norway Krones	59,151,920	U.S. Dollar	10,959,539	JPMorgan Chase Bank, N.A.	10/28/11	(38,927)
South African Rand	144,396,000	U.S. Dollar	21,328,489	JPMorgan Chase Bank, N.A.	10/31/11	(23,370)
U.S. Dollar	10,000,000	Japanese Yen	807,305,000	JPMorgan Chase Bank, N.A.	11/10/11	(499,342)
U.S. Dollar	873,005	Japanese Yen	71,438,000	JPMorgan Chase Bank, N.A.	11/16/11	(56,149)
Philippines Peso	67,662,000	U.S. Dollar	1,536,899	JPMorgan Chase Bank, N.A.	01/13/12	58,392

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	30,247,000	U.S. Dollar	672,380	JPMorgan Chase Bank, N.A.	01/19/12	$40,677
United Kingdom Pound	283,529	U.S. Dollar	451,095	JPMorgan Chase Bank, N.A.	01/27/12	13,339
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	247,040	JPMorgan Chase Bank, N.A.	01/30/12	19,480
United Kingdom Pound	563,220	U.S. Dollar	886,429	JPMorgan Chase Bank, N.A.	01/30/12	36,118
U.S. Dollar	299,098	Japanese Yen	24,550,000	JPMorgan Chase Bank, N.A.	02/15/12	(20,633)
U.S. Dollar	2,130,797	Euro	1,593,000	JPMorgan Chase Bank, N.A.	02/16/12	(146,679)
U.S. Dollar	171,784	Japanese Yen	14,210,000	JPMorgan Chase Bank, N.A.	02/16/12	(13,286)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	187,632	JPMorgan Chase Bank, N.A.	02/21/12	7,083
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	322,159	JPMorgan Chase Bank, N.A.	02/22/12	8,433
U.S. Dollar	618,781	Japanese Yen	51,300,000	JPMorgan Chase Bank, N.A.	02/23/12	(49,438)
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	128,527	JPMorgan Chase Bank, N.A.	02/28/12	4,297
U.S. Dollar	668,061	Japanese Yen	54,300,000	JPMorgan Chase Bank, N.A.	03/01/12	(39,331)
Singapore Dollar	2,620,000	U.S. Dollar	2,048,636	JPMorgan Chase Bank, N.A.	03/19/12	130,467
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	185,048	JPMorgan Chase Bank, N.A.	03/21/12	10,699
Indian Rupee	40,031,000	U.S. Dollar	855,363	JPMorgan Chase Bank, N.A.	04/16/12	24,828
Indian Rupee	39,295,000	U.S. Dollar	834,643	JPMorgan Chase Bank, N.A.	04/18/12	29,151
Indian Rupee	19,629,000	U.S. Dollar	416,575	JPMorgan Chase Bank, N.A.	04/19/12	14,862
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,226,224	JPMorgan Chase Bank, N.A.	04/27/12	51,916
Indian Rupee	19,756,000	U.S. Dollar	419,003	JPMorgan Chase Bank, N.A.	04/27/12	14,796
Indian Rupee	3,982,000	U.S. Dollar	84,454	JPMorgan Chase Bank, N.A.	04/27/12	2,982
Indian Rupee	19,775,000	U.S. Dollar	419,851	JPMorgan Chase Bank, N.A.	04/30/12	14,204
Chinese Yuan	63,800,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/29/12	(12,307)
Chinese Yuan	127,420,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/11/12	(46,250)
Indian Rupee	28,975,000	U.S. Dollar	611,932	JPMorgan Chase Bank, N.A.	06/22/12	19,936
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/25/12	(17,269)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	127,860,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/27/12	$30,738
Chinese Yuan	127,760,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	07/02/12	17,598
Indian Rupee	46,822,000	U.S. Dollar	1,009,175	JPMorgan Chase Bank, N.A.	07/12/12	9,397
Chinese Yuan	64,025,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	07/13/12	34,304
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	853
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	853
Singapore Dollar	6,427,600	U.S. Dollar	5,367,516	JPMorgan Chase Bank, N.A.	07/31/12	(15,865)
Chinese Yuan	252,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	(184,932)
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	130,060
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/28/13	(113,259)
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	06/13/13	(85,303)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(648,530)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(282,270)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	02/24/14	(675,402)
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/07/14	(380,625)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	03/10/14	(856,877)
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/17/14	(45,933)
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase Bank, N.A.	04/14/14	(321,329)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/21/14	(428,439)
U.S. Dollar	680,448	Japanese Yen	57,800,000	Morgan Stanley Capital Services, Inc.	08/22/11	(70,597)
Norway Krones	1,495,190	Euro	180,175	Morgan Stanley Capital Services, Inc.	11/25/11	17,379
Norway Krones	2,300,000	Euro	276,629	Morgan Stanley Capital Services, Inc.	11/28/11	27,432
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	391,566	Morgan Stanley Capital Services, Inc.	01/13/12	33,638
United Kingdom Pound	850,886	U.S. Dollar	1,339,495	Morgan Stanley Capital Services, Inc.	01/27/12	54,295
United Kingdom Pound	274,877	U.S. Dollar	435,158	Morgan Stanley Capital Services, Inc.	01/31/12	15,082

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	1,059,704	U.S. Dollar	1,670,427	Morgan Stanley Capital Services, Inc.	02/01/12	$65,315
Australian Dollar	4,488,527	U.S. Dollar	4,364,419	Morgan Stanley Capital Services, Inc.	02/08/12	446,611
U.S. Dollar	393,609	Japanese Yen	32,163,000	Morgan Stanley Capital Services, Inc.	02/10/12	(25,231)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	349,727	Morgan Stanley Capital Services, Inc.	02/14/12	12,776
United Kingdom Pound	761,853	U.S. Dollar	1,211,148	Morgan Stanley Capital Services, Inc.	02/15/12	36,529
Chilean Unidad de Fomento	153,870,000	U.S. Dollar	319,630	Morgan Stanley Capital Services, Inc.	02/16/12	8,362
Chilean Unidad de Fomento	153,910,000	U.S. Dollar	319,581	Morgan Stanley Capital Services, Inc.	02/16/12	8,497
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	402,370	Morgan Stanley Capital Services, Inc.	02/27/12	13,223
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	479,086	Morgan Stanley Capital Services, Inc.	02/28/12	20,708
U.S. Dollar	1,128,895	Euro	816,000	Morgan Stanley Capital Services, Inc.	03/08/12	(37,151)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	201,301	Morgan Stanley Capital Services, Inc.	03/12/12	9,106
United Kingdom Pound	840,772	U.S. Dollar	1,343,646	Morgan Stanley Capital Services, Inc.	03/14/12	32,833
U.S. Dollar	2,473,744	Japanese Yen	198,800,000	Morgan Stanley Capital Services, Inc.	03/19/12	(117,023)
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,163,616	Morgan Stanley Capital Services, Inc.	04/16/12	90,625
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,927,838	Morgan Stanley Capital Services, Inc.	04/20/12	91,021
U.S. Dollar	230,945	Euro	157,000	Morgan Stanley Capital Services, Inc.	05/07/12	6,909
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	208,844	Morgan Stanley Capital Services, Inc.	05/11/12	5,150
Polish Zloty	4,031,000	Euro	1,006,492	Morgan Stanley Capital Services, Inc.	05/24/12	(26,113)
U.S. Dollar	978,922	Euro	686,000	Morgan Stanley Capital Services, Inc.	06/04/12	654
Swedish Krona	13,535,982	Euro	1,455,859	Morgan Stanley Capital Services, Inc.	07/16/12	36,166
Swedish Krona	3,168,850	Euro	340,330	Morgan Stanley Capital Services, Inc.	07/18/12	9,140
Swedish Krona	19,932,831	Euro	2,130,358	Morgan Stanley Capital Services, Inc.	07/20/12	72,121
Singapore Dollar	5,152,240	U.S. Dollar	4,293,999	Morgan Stanley Capital Services, Inc.	08/01/12	(4,219)
U.S. Dollar	14,808,415	United Kingdom Pound	8,971,752	UBS AG	08/03/11	82,557
U.S. Dollar	4,890,671	United Kingdom Pound	2,974,933	UBS AG	08/09/11	8,045

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,742,354	Japanese Yen	148,060,000	UBS AG	08/18/11	$(181,411)
Australian Dollar	3,180,600	U.S. Dollar	3,329,611	UBS AG	08/22/11	152,655
Norway Krones	10,525,000	Euro	1,305,022	UBS AG	08/22/11	77,675
Norway Krones	10,525,000	Euro	1,306,236	UBS AG	08/23/11	75,852
Australian Dollar	2,600,000	U.S. Dollar	2,715,700	UBS AG	08/26/11	129,272
Norway Krones	160,325,000	U.S. Dollar	28,682,732	UBS AG	08/26/11	1,042,076
Norway Krones	7,600,000	U.S. Dollar	1,359,668	UBS AG	08/26/11	49,398
U.S. Dollar	2,734,308	Australian Dollar	2,600,000	UBS AG	08/26/11	(110,664)
U.S. Dollar	2,120,325	Euro	1,675,590	UBS AG	08/26/11	(285,822)
U.S. Dollar	907,497	Japanese Yen	76,178,000	UBS AG	08/26/11	(82,405)
U.S. Dollar	1,075,384	Japanese Yen	90,271,000	UBS AG	08/26/11	(97,650)
U.S. Dollar	21,493,435	Euro	14,921,966	UBS AG	09/06/11	71,573
U.S. Dollar	15,418,181	Japanese Yen	1,244,074,500	UBS AG	09/06/11	(750,128)
Norway Krones	80,368,110	U.S. Dollar	15,000,000	UBS AG	09/07/11	(111,461)
Swedish Krona	93,436,500	U.S. Dollar	15,000,000	UBS AG	09/07/11	(181,018)
Malaysian Ringgit	31,150,000	U.S. Dollar	10,328,249	UBS AG	09/09/11	173,291
U.S. Dollar	15,648,766	Euro	10,810,071	UBS AG	09/13/11	132,794
U.S. Dollar	20,798,959	Japanese Yen	1,665,591,000	UBS AG	09/13/11	(849,183)
Brazil Real	9,685,000	U.S. Dollar	6,002,479	UBS AG	09/16/11	168,641
Chilean Unidad de Fomento	9,804,000,000	U.S. Dollar	20,551,305	UBS AG	09/26/11	697,760
Malaysian Ringgit	65,685,000	U.S. Dollar	21,616,863	UBS AG	09/26/11	513,864
U.S. Dollar	21,023,346	Euro	14,629,516	UBS AG	09/26/11	32,473
Indonesian Rupiah	87,100,000,000	U.S. Dollar	10,000,000	UBS AG	09/30/11	238,585
Philippines Peso	434,200,000	U.S. Dollar	10,057,678	UBS AG	10/06/11	203,532
Norway Krones	58,428,870	U.S. Dollar	10,869,022	UBS AG	10/07/11	(66,750)
U.S. Dollar	25,953,698	Euro	17,973,348	UBS AG	10/07/11	172,409
Indonesian Rupiah	183,900,000,000	U.S. Dollar	21,382,229	UBS AG	10/11/11	218,880
Malaysian Ringgit	62,295,000	U.S. Dollar	20,658,471	UBS AG	10/11/11	319,448
Norway Krones	31,660,000	U.S. Dollar	5,715,936	UBS AG	10/17/11	133,431
Chilean Unidad de Fomento	4,957,500,000	U.S. Dollar	10,640,124	UBS AG	10/18/11	80,533
Malaysian Ringgit	65,366,000	U.S. Dollar	21,669,240	UBS AG	10/18/11	337,654
Chilean Unidad de Fomento	7,341,750,000	U.S. Dollar	15,713,689	UBS AG	10/21/11	158,134
Malaysian Ringgit	45,927,000	U.S. Dollar	15,218,450	UBS AG	10/21/11	242,318
Brazil Real	65,915,500	U.S. Dollar	41,626,460	UBS AG	10/25/11	66,097
Indonesian Rupiah	194,900,000,000	U.S. Dollar	22,718,266	UBS AG	10/25/11	152,977
U.S. Dollar	21,012,426	Euro	14,599,413	UBS AG	10/28/11	82,197
Norway Krones	4,194,700	Euro	505,331	UBS AG	11/07/11	49,606
U.S. Dollar	398,400	Japanese Yen	31,954,500	UBS AG	11/14/11	(17,203)
Australian Dollar	663,000	U.S. Dollar	624,016	UBS AG	11/17/11	94,043
U.S. Dollar	693,077	Japanese Yen	57,068,000	UBS AG	11/17/11	(49,184)
Norway Krones	460,000	Euro	55,295	UBS AG	11/28/11	5,530
Norway Krones	12,598,000	Euro	1,526,198	UBS AG	11/28/11	134,505
Norway Krones	4,080,000	Euro	494,545	UBS AG	12/01/11	43,071
U.S. Dollar	317,825	Japanese Yen	26,280,000	UBS AG	01/10/12	(24,231)
U.S. Dollar	2,253,594	Euro	1,741,000	UBS AG	01/11/12	(237,639)
U.S. Dollar	686,740	Japanese Yen	56,700,000	UBS AG	01/13/12	(51,286)
U.S. Dollar	1,974,089	Japanese Yen	162,280,000	UBS AG	01/26/12	(138,574)
Australian Dollar	4,487,287	U.S. Dollar	4,351,547	UBS AG	02/08/12	458,155
Norway Krones	12,261,800	Euro	1,547,269	UBS AG	02/08/12	35,141

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	2,948,638	Euro	2,177,000	UBS AG	02/08/12	$(164,350)
Norway Krones	17,138,000	Euro	2,154,720	UBS AG	02/09/12	60,214
U.S. Dollar	2,477,930	Euro	1,825,000	UBS AG	02/13/12	(131,413)
U.S. Dollar	2,131,705	Euro	1,593,000	UBS AG	02/16/12	(145,771)
U.S. Dollar	2,115,320	Euro	1,580,000	UBS AG	02/21/12	(143,307)
U.S. Dollar	745,442	Japanese Yen	60,600,000	UBS AG	03/01/12	(44,022)
U.S. Dollar	1,494,234	Euro	1,080,000	UBS AG	03/08/12	(49,062)
U.S. Dollar	111,883	Euro	78,000	UBS AG	05/09/12	584
U.S. Dollar	1,244,483	Japanese Yen	100,044,000	UBS AG	05/11/12	(60,636)
U.S. Dollar	420,437	Euro	301,000	UBS AG	05/21/12	(8,944)
U.S. Dollar	567,701	Euro	395,500	UBS AG	06/07/12	3,739
Chinese Yuan	127,970,000	U.S. Dollar	20,000,000	UBS AG	06/29/12	48,983
Swedish Krona	20,866,000	Euro	2,243,897	UBS AG	06/29/12	57,950
U.S. Dollar	2,615,068	Euro	1,850,000	UBS AG	06/29/12	(21,577)
Swedish Krona	15,299,180	Euro	1,644,932	UBS AG	07/16/12	41,685
Swedish Krona	15,274,510	Euro	1,644,932	UBS AG	07/18/12	37,692

						$1,061,553

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Partnership to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the securitiy, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Partnership receives or makes a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	9,200	$199,854,433
Options written	1,000	2,241,000
Options terminated in closing purchase transactions	(5,000)	(188,017,433)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at July 31, 2011	5,200	$14,078,000

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	16,000	$5,794,995
Options written	497,382	278,768,951
Options terminated in closing purchase transactions	—	—
Options exercised	(12,169)	(3,082,182)
Options expired	—	—

Contracts outstanding at July 31, 2011	501,213	$281,481,764

6.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2011 is as follows:

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities
Assets:
U.S. Large Cap Fund
Equity Securities	$518,352,318	(a)	$—	$—	$518,352,318
Investment Company	29,262,300		—	—	29,262,300

Total	$547,614,618		$—	$—	$547,614,618

Non U.S. Large Cap Fund
Equity Securities	$2,607,590,025	(a)	$—	$—	$2,607,590,025
Investment Company	44,616,700		—	—	44,616,700
U.S. Government Agencies	—		174,996,208	—	174,996,208
U.S. Government Securities	—		79,998,979	—	79,998,979
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		7,586,251	—	7,586,251
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(6,593,162)	—	(6,593,162)

Total	$2,652,206,725		$255,988,276	$—	$2,908,195,001

Global Small & Mid Cap Fund
Equity Securities:
Australia	$99,005,820		$125,697	$44,207	$99,175,724
Austria	11,757,692		—	—	11,757,692
Bahamas	243		—	—	243
Belgium	16,735,271		—	—	16,735,271
Bermuda	14,886,584		—	—	14,886,584
Brazil	42,101,998		—	—	42,101,998
Canada	128,308,090		—	18,525	128,326,615
Cayman Islands	254,476		—	—	254,476
Chile	6,946,654		—	—	6,946,654
China	25,529,881		—	144,940	25,674,821
Cyprus	1,554,204		—	—	1,554,204
Denmark	13,930,675		—	—	13,930,675
Finland	131,066,187		—	—	131,066,187
France	168,693,640		—	—	168,693,640
Germany	94,990,662		—	—	94,990,662
Gibraltar	73,659		—	—	73,659
Greece	9,019,489		—	—	9,019,489
Hong Kong	69,916,012		—	155,280	70,071,292
Hungary	1,786,646		—	—	1,786,646
India	33,110,904		59,541	52,342	33,222,787
Indonesia	11,812,534		—	62,679	11,875,213
Ireland	14,211,422		—	—	14,211,422
Israel	130,541,227		—	51,289	130,592,516
Italy	26,129,507		—	4,787	26,134,294
Japan	255,886,194		—	25,419	255,911,613
Liechtenstein	653,432		—	—	653,432
Luxembourg	5,124,275		—	—	5,124,275
Malaysia	17,279,082		—	—	17,279,082
Mexico	15,566,106		—	—	15,566,106
Monaco	35,003		—	—	35,003

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Netherlands	$42,640,269	$—	$—	$42,640,269
New Zealand	17,212,907	—	—	17,212,907
Norway	11,814,580	—	—	11,814,580
Peru	343,759	—	—	343,759
Philippines	7,652,225	—	—	7,652,225
Poland	6,093,391	36,360	—	6,129,751
Portugal	4,440,373	—	—	4,440,373
Russia	70,145	—	—	70,145
Singapore	61,271,283	—	—	61,271,283
South Africa	33,638,044	—	—	33,638,044
South Korea	62,565,484	—	—	62,565,484
Spain	28,513,782	24,865	—	28,538,647
Sweden	35,042,526	—	—	35,042,526
Switzerland	80,419,400	—	—	80,419,400
Taiwan	51,889,470	—	713	51,890,183
Thailand	3,345,579	5,382,698	—	8,728,277
Turkey	7,315,771	—	—	7,315,771
Ukraine	173,871	—	—	173,871
United Arab Emirates	1,224,227	—	—	1,224,227
United Kingdom	333,308,922	—	1,103	333,310,025
United States	2,415,761,711	—	10,560	2,415,772,271

Total Equities	$4,551,645,288	$5,629,161	$571,844	$4,557,846,293

Exchange Traded Funds	327,568,529	—	—	327,568,529
Investment Company	27,165,700	—	—	27,165,700
Rights/Warrants
Australia	—	6,900	5,426	12,326
Chili	372	—	—	372
Hong Kong	11,251	—	—	11,251
Malaysia	314	470	—	784
Singapore	20,131	—	—	20,131
Thailand	—	7,667	—	7,667
Turkey	—	—	—	—
United Kingdom	—	—	—	—

Total Rights/Warrants	$32,068	$15,037	$5,426	$52,531

U.S. Government Agencies	—	128,997,768	—	128,997,768
U.S. Government Securities	—	101,999,330	—	101,999,330
Cash Sweep	44,565,457	—	—	44,565,457
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	354,821	—	354,821

Total	$4,950,977,042	$236,996,117	$577,270	$5,188,550,429

Global Opportunities Fund
Equity Securities:
Australia	$3,207,842	$—	$—	$3,207,842
Austria	2,421,154	—	—	2,421,154
Belgium	5,492,578	—	—	5,492,578
Bermuda	16,976,802	—	—	16,976,802
Brazil	5,073,589	—	—	5,073,589

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total

Canada	$13,540,383	$—	$—	(b)	$13,540,383
Chile	2,109,239	—	—		2,109,239
China	5,490,428	—	—		5,490,428
Cyprus	1,737,309	—	—		1,737,309
Czech Republic	247,900	—	—		247,900
Denmark	898,568	—	—		898,568
Egypt	269,809	—	—		269,809
Finland	3,289,554	—	—		3,289,554
France	23,594,514	—	—		23,594,514
Germany	5,933,626	—	—		5,933,626
Hong Kong	19,043,787	—	—		19,043,787
Hungary	199,763	—	—		199,763
India	2,873,803	—	—		2,873,803
Indonesia	283,230	—	—		283,230
Ireland	390,512	—	—		390,512
Israel	1,212,075	—	—		1,212,075
Italy	11,138,454	—	—		11,138,454
Japan	88,023,974	—	—		88,023,974
Luxembourg	3,203,795	—	—		3,203,795
Malaysia	3,526,312	—	—		3,526,312
Morocco	51,077	—	—		51,077
Netherlands	6,739,620	—	—		6,739,620
New Zealand	386,416	—	—		386,416
Norway	4,517,637	—	—		4,517,637
Pakistan	3,226,586	—	—		3,226,586
Philippines	319,224	—	—		319,224
Poland	3,171,708	—	—		3,171,708
Portugal	2,861,393	—	—		2,861,393
Russia	7,974,535	—	—		7,974,535
Singapore	2,288,230	—	—		2,288,230
South Africa	3,564,171	—	—		3,564,171
South Korea	21,058,950	—	—		21,058,950
Spain	10,873,144	—	—		10,873,144
Sweden	4,301,867	—	—		4,301,867
Switzerland	8,262,106	—	—		8,262,106
Taiwan	9,268,956	—	—		9,268,956
Thailand	2,698,795	766,230	—		3,465,025
Turkey	2,847,772	—	—		2,847,772
United Kingdom	34,300,924	—	—		34,300,924
United States	356,051,482	—	—		356,051,482

Total Equities	$704,943,593	$766,230	$—		$705,709,823

Exchange Traded Funds	164,150,200	—	—		164,150,200
Preferred Stock	24,987,925	—	—		24,987,925
Rights/Warrants	5,081,835	—	—		5,081,835
Bank Loans	—	41,824,767	—		41,824,767
Corporate Bonds	—	2,044,007,493	7,695,848	(c)	2,051,703,341
Government Bonds	—	519,198,214	—		519,198,214
Asset-Backed Securities	—	63,681,020	—		63,681,020
Non-Agency Mortgage-Backed Securities	—	519,628,905	—		519,628,905
U.S. Government Agencies	—	269,992,559	—		269,992,559
U.S. Government Securities	—	191,998,874	—		191,998,874

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Municipal Bonds	$—	$7,506,051		$—		$7,506,051
Cash Sweep	120,871,811	—		—		120,871,811
Securities Sold Short	(73,264,798)	—		—		(73,264,798)

Other financial instruments - Assets*:
Equity contracts	6,359,467	366,342,417		—		372,701,884
Foreign exchange currency contracts	—	28,280,599		—		28,280,599
Other financial instruments - Liabilities*:
Equity contracts	(18,309,087)	(286,657,365)		—		(304,966,452)
Foreign exchange currency contracts	—	(27,219,046)		—		(27,219,046)

Total	$934,820,946	$3,739,350,718		$7,695,848		$4,681,867,512

Real Return Fund
Equity Securities	$510,607,933 (a)	$—		$—	(d)	$510,607,933
Preferred Stock	—	—		—	(e)	—
Rights/Warrants	—	1		—		1
Collectible Coins	—	56,369,516		—		56,369,516
Commodities	154,818,887	—		—		154,818,887
Asset-Backed Securities	—	105,575,125		—		105,575,125
Corporate Bonds	—	3,273,915		—		3,273,915
Government Bonds	—	75,990,972		—		75,990,972
U.S. Government Agencies	—	1,246,396,959		—		1,246,396,959
U.S. Government Securities	—	553,131,437		—		553,131,437
Cash Sweep	9,630,855	—		—		9,630,855
Other financial instruments - Assets*:
Commodity contracts	76,027,543	—		—		76,027,543
Other financial instruments - Liabilities*:
Commodity contracts	(100,312,169)	(12,989,053)		—		(113,301,222)

Total	$650,773,049	$2,027,748,872		$—		$2,678,521,921

Fixed Income
Corporate Bonds	$—	$164,906,277	(a)	$—		$164,906,277
Municipal Bonds	—	26,052,430	(a)	—		26,052,430
U.S. Government Agencies	—	123,626,852	(a)	—		123,626,852
U.S. Government Securities	—	123,183,690	(a)	—		123,183,690
Government Bonds	—	10,129,762	(a)	—		10,129,762
Investment Company	1,088,700	—		—		1,088,700

Total	$1,088,700	$447,899,011		$—		$448,987,711

Municipal Bond
Municipal Bonds	$—	$880,528,167	(a)	$—		$880,528,167
Investment Company	34,171,900	—		—		34,171,900

	$34,171,900	$880,528,167		$—		$914,700,067

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b)	Represents a security as disclosed in Canada section of the Schedule of Portfolio Investments.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

(c)	Represents securities as disclosed in Bermuda, Hong Kong and United States sections of the Schedule of Portfolio Investments.

(d)	Represents a security as disclosed in United States Energy section of the Schedule of Portfolio Investments.

(e)	Represents a security as disclosed in the Preferred Stock Energy section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The Funds did not have significant transfers between Level l and Level 2 investments during the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/10 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Bond Discount	Purchases	Sales	Transfer in to level 3	Transfer out of level 3	Balance as of 07/31/11 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$128,707	$—	$(35,619)	$—	$18,030	$—	$59,731	$(126,642)	$44,207
Canada	—	—	(26,324)	—	44,849	—	—	—	18,525
China	12,798	—	(48,486)	—	106,550	—	74,078	—	144,940
Denmark	—	—	(4,899)	—	4,899	—	—	—	—
France	136,865	84,198	(77,619)	—	—	(143,444)	—	—	—
Hong Kong	287,499	1	(30,810)	—	86,982	(1,634)	34,522	(221,280)	155,280
India	12,655	—	39,233	—	13,109	—	—	(12,655)	52,342
Indonesia	29,401	—	(12,064)	—	—	—	45,342	—	62,679
Israel	54,578	—	(3,289)	—	—	—	—	—	51,289
Italy	12,353	—	(6,505)	—	—	—	5,046	(6,107)	4,787
Japan	—	—	9,562	—	—	—	15,857	—	25,419
New Zealand	—	—	(63,539)	—	—	—	63,539	—	—
Singapore	50,900	45,031	(14,885)	—	—	(81,046)	—	—	—
Thailand	28,019	(16,289)	9,390	—	—	(21,120)	—	—	—
Taiwan	—	—	(828)	—	—	—	1,541	—	713
United Kingdom	—	—	(8,322)	—	—	—	9,425	—	1,103
United States	10,560	—	(5)	—	—	—	5	—	10,560
Rights/Warrants:
Australia	—	—	5,426	—	—	—	—	—	5,426
India	1,437	—	—	—	—	—	—	(1,437)	—

Total	$765,772	$112,941	$(269,583)*	$—	$274,419	$(247,244)	$309,086	$(368,121)	$577,270

Global Opportunities Fund
Corporate Bonds:
Bermuda	$—	$—	$81,028	$—	$—	$—	$1,081,666	$—	$1,162,694
Hong Kong	1,133,154	—	—	—	—	—	—	—	1,133,154
United States	—	—	(6,725,000)	—	12,125,000	—	—	—	5,400,000

Total	$1,133,154	$—	$(6,643,972)*	$—	$12,125,000	$—	$1,081,666	$—	$7,695,848

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2011 (Unaudited)

*The change in unrealized appreciation/depreciation on securities still held at July 31, 2011 was $(186,399) for the Global Small and Mid Cap Fund and $(6,643,972) for the Global Opportunities Fund, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Federal Income Taxes:

At October 31, 2010, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

U.S. Large Cap Fund	$71,351,189
Non-U.S. Large Cap Fund	400,213,617
Global Opportunities Fund	292,048,540
Real Return Fund	292,061,614

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending October 31, 2012 financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*		/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date	9/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date	9/27/11

By (Signature and Title)*		/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(Principal Financial Officer)
Date	9/27/11

* Print the name and title of each signing officer under his or her signature.